REGISTRATION NO.333-134304
                                                      REGISTRATION NO. 811-04234
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]

     PRE-EFFECTIVE AMENDMENT NO.                                    [ ]

     POST-EFFECTIVE AMENDMENT NO. 11                                [X]

                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

     AMENDMENT NO. 44                                               [X]

                                ---------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: 212-554-1234

                                ---------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                     MONY Life Insurance Company of America
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               ---------------

                  Please send copies of all communications to:
                             Christopher E. Palmer
                              Goodwin Procter, LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001

                               ---------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 2, 2011 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(l) of Rule 485

     [ ] on              pursuant to paragraph (a)(l) of rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on              pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING         Units of interest in MONY America Variable
REGISTERED:                       Account L

================================================================================

Incentive Life Legacy(R)

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


PROSPECTUS DATED MAY 1, 2011


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.


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This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE LEGACY(R)?

Incentive Life Legacy(R) was issued by MONY America. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:




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VARIABLE INVESTMENT OPTIONS
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o All Asset Allocation                  o EQ/International Equity Index (2)
o American Century VP Mid Cap Value     o EQ/International Value PLUS
o AXA Aggressive Allocation(1)          o EQ/JPMorgan Value Opportunities
o AXA Conservative Allocation(1)        o EQ/Large Cap Core PLUS
o AXA Conservative-Plus Allocation(1)   o EQ/Large Cap Growth Index
o AXA Moderate Allocation(1)            o EQ/Large Cap Growth PLUS
o AXA Moderate-Plus Allocation(1)       o EQ/Large Cap Value Index
o AXA Tactical Manager 400              o EQ/Large Cap Value PLUS
o AXA Tactical Manager 500              o EQ/Lord Abbett Growth and Income (3)
o AXA Tactical Manager 2000             o EQ/Lord Abbett Large Cap Core
o AXA Tactical Manager International    o EQ/MFS International Growth(2)
o EQ/AllianceBernstein Small Cap        o EQ/Mid Cap Index
  Growth                                o EQ/Mid Cap Value PLUS
o EQ/BlackRock Basic Value Equity       o EQ/Money Market
o EQ/Boston Advisors Equity Income      o EQ/Montag & Caldwell Growth
o EQ/Calvert Socially Responsible       o EQ/Morgan Stanley Mid Cap Growth
o EQ/Capital Guardian Growth (3)        o EQ/PIMCO Ultra Short Bond
o EQ/Capital Guardian Research          o EQ/Quality Bond PLUS
o EQ/Common Stock Index                 o EQ/Small Company Index
o EQ/Core Bond Index                    o EQ/T. Rowe Price Growth Stock
o EQ/Equity 500 Index                   o EQ/UBS Growth and Income
o EQ/Equity Growth PLUS                 o EQ/Van Kampen Comstock
o EQ/GAMCO Mergers and Acquisitions     o EQ/Wells Fargo Omega Growth(2)
o EQ/GAMCO Small Company Value          o Fidelity(R) VIP Contrafund(R)
o EQ/Global Bond PLUS                   o Fidelity(R) VIP Growth & Income
o EQ/Global Multi-Sector Equity         o Fidelity(R) VIP Mid Cap
o EQ/Intermediate Government Bond       o Franklin Rising Dividends Securities
  Index                                 o Franklin Small Cap Value Securities
o EQ/International Core PLUS            o Franklin Strategic Income Securities
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VARIABLE INVESTMENT OPTIONS
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o Goldman Sachs VIT Mid Cap Value       o Multimanager Mid Cap Growth
o Invesco V.I. Global Real Estate       o Multimanager Mid Cap Value
o Invesco V.I. International Growth     o Multimanager Multi-Sector Bond
o Invesco V.I. Mid Cap Core Equity      o Multimanager Small Cap Growth
o Invesco V.I. Small Cap Equity         o Multimanager Small Cap Value
o Ivy Funds VIP Energy                  o Multimanager Technology
o Ivy Funds VIP Mid Cap Growth          o Mutual Shares Securities
o Ivy Funds VIP Small Cap Growth        o PIMCO VIT
o Lazard Retirement Emerging Markets      CommodityRealReturn(R)Strategy
  Equity                                o PIMCO VIT Real Return Strategy
o MFS(R) International Value            o PIMCO VIT Total Return
o MFS(R) Investors Growth Stock         o T.Rowe Price Equity Income II
o MFS(R) Investors Trust                o Templeton Developing Markets
o Multimanager Aggressive Equity          Securities
o Multimanager Core Bond                o Templeton Global Bond Securities
o Multimanager International Equity     o Templeton Growth Securities
o Multimanager Large Cap Core Equity    o Van Eck VIP Global Hard Assets
o Multimanager Large Cap Value
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(1)   Also referred to as an "AXA Allocation investment option" in this prospectus.


(2) This is the variable investment option's new name, effective on or about May 19, 2011, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.



(3) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the proposed merger of this variable investment option on or about May 19, 2011.



Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                 e13494/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

                                         Contents of this Prospectus



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1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                  5
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How you can pay for and contribute to your policy                             5
The minimum amount of premiums you must pay                                   5
You can guarantee that your policy will not terminate before a certain date   6
You can elect a "paid up" death benefit guarantee                             6
You can receive an accelerated death benefit under the Long Term Care
  Services(SM) Rider                                                          7
Investment options within your policy                                         7
About your life insurance benefit                                             7
Alternative higher death benefit in certain cases                             8
You can increase or decrease your insurance coverage                          9
Accessing your money                                                         10
Risks of investing in a policy                                               10
How the Incentive Life Legacy(R) variable life insurance policy is available 10

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2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                   11
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Tables of policy charges                                                     11
How we allocate charges among your investment options                        13
Changes in charges                                                           13

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3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            14
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How to reach us                                                              14
About our MONY America Variable Account L                                    15
Your voting privileges                                                       15

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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        16
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Portfolios of the Trusts                                                     16

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5. DETERMINING YOUR POLICY'S VALUE                                           24
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Your policy account value                                                    24


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"We,""our," and "us"refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your,"we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                                                  CONTENTS OF THIS PROSPECTUS  2

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6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      25
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Transfers you can make                                                       25
How to make transfers                                                        25
Our automatic transfer service                                               25
Our asset rebalancing service                                                26

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7. ACCESSING YOUR MONEY                                                      27
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Borrowing from your policy                                                   27
Loan extension (for guideline premium test policies only)                    28
Making withdrawals from your policy                                          28
Surrendering your policy for its net cash surrender value                    29
Your option to receive a terminal illness living benefit                     29

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8. TAX INFORMATION                                                           30
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Basic income tax treatment for you and your beneficiary                      30
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 30
Tax treatment of living benefits rider or Long Term Care Services(SM)
  Rider under a policy with the applicable rider                             31
Business and employer owned policies                                         31
Requirement that we diversify investments                                    32
Estate, gift, and generation-skipping taxes                                  32
Pension and profit-sharing plans                                             33
Split-dollar and other employee benefit programs                             33
ERISA                                                                        33
Our taxes                                                                    33
When we withhold taxes from distributions                                    33
Possibility of future tax changes and other tax information                  33

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9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                       35
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Guarantee premium test for no lapse guarantees                               35
Paid up death benefit guarantee                                              35
Other benefits you can add by rider                                          36
Customer loyalty credit                                                      39
Variations among Incentive Life Legacy(R) policies                           39
Your options for receiving policy proceeds                                   39
Your right to cancel within a certain number of days                         40

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10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            41
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Deducting policy charges                                                     41
Charges that the Trusts deduct                                               43

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11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              44
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Dates and prices at which policy events occur                                44
Policy issuance                                                              44
Ways to make premium and loan payments                                       45
Assigning your policy                                                        45
You can change your policy's insured person                                  45
Requirements for surrender requests                                          46
Gender-neutral policies                                                      46
Future policy exchanges                                                      46

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12. MORE INFORMATION ABOUT OTHER MATTERS                                     47
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About our general account                                                    47
Transfers of your policy account value                                       47
Telephone and Internet requests                                              48
Suicide and certain misstatements                                            49
When we pay policy proceeds                                                  49
Changes we can make                                                          49
Reports we will send you                                                     49
Distribution of the policies                                                 49
Legal proceedings                                                            52

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13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA 53
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14. PERSONALIZED ILLUSTRATIONS                                               54
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Illustrations of policy benefits                                             54




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REQUESTING MORE INFORMATION
     Statement of Additional Information
     Table of contents
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3  CONTENTS OF THIS PROSPECTUS

An index of key words and phrases



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This index should help you locate more information on the terms used in this prospectus.


                                                                          PAGE

account value                                                               24
actual premium fund value                                                   35
Administrative Office                                                       14
age                                                                         45
Allocation Date                                                              7
alternative death benefit                                                    8
amount at risk                                                              42
anniversary                                                                 10
assign; assignment                                                          45
automatic transfer service                                                  25
AXA Equitable                                                               15
AXA Financial, Inc.                                                         14
basis                                                                       30
beneficiary                                                                 39
business day                                                                44
Cash Surrender Value                                                        27
Code                                                                        30
collateral                                                                  27
cost of insurance charge                                                    42
cost of insurance rates                                                     42
customer loyalty credit                                                     39
day                                                                         44
default                                                                      5
disruptive transfer activity                                                47
dollar cost averaging service                                               25
extended no lapse guarantee                                                  6
face amount                                                                  7
grace period                                                                 6
guaranteed interest option                                                   7
guarantee premium test                                                      35
Guaranteed Interest Account                                                  7
Incentive Life Legacy(R)                                                 cover
initial premium                                                              7
insured person                                                              45
Internet                                                                    14
investment funds                                                             7
investment option                                                        cover
Investment start date                                                       45
issue date                                                                  45
lapse                                                                        5
loan extension                                                              28
loan, loan interest                                                         27
Long Term Care Services(SM) Rider                                            7
market timing                                                               47
modified endowment contract                                                 30
Money Market Lock-in Period                                                  7
month, year                                                                 44
monthly deduction                                                           13
MONY Access Account                                                         40
MONY America                                                                14
MONY America Variable Account L                                             15
net cash surrender value                                                    29
no lapse guarantee premium fund value                                       35
no lapse guarantee                                                           6
Option A, B                                                                  8
our                                                                          2
owner                                                                        2
paid up                                                                     30
paid up death benefit guarantee                                              6
partial withdrawal                                                          29
payments                                                                    45
planned periodic premium                                                     5
policy                                                                   cover
Portfolio                                                                cover
premium payments                                                             5
prospectus                                                               cover
rebalancing                                                                 26
receive                                                                     44
restore, restoration                                                         6
riders                                                                       5
SEC                                                                      cover
state                                                                        2
subaccount                                                                  15
surrender                                                                   29
surrender charge                                                            11
target premium                                                              50
transfers                                                                   25
Trusts                                                                   cover
units                                                                       24
unit values                                                                 24
us                                                                           2
variable investment option                                               cover
we                                                                           2
withdrawal                                                                  28
you, your                                                                    2

                                            AN INDEX OF KEY WORDS AND PHRASES  4

1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS



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Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.


Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).
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You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON
PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.


The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.


PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:


o you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);


5  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

o your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.
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Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.


During the guarantee period, however, the No Lapse Guarantee applies only if:

o You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

o     Your policy's death benefit option has always been Option A; and

o Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

o     the guarantee period expires; or

o     you change your death benefit option to Option B.


EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."
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If you pay at least certain prescribed amounts of premiums, your policy's death benefit option has always been Option A and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE



Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduc-


                    RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 6 tion in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services(SM) Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.
--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elected the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.
--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want



7  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS
on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.
--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------
YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:


o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:
--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   AGE:*    40 AND UNDER       45       50       55         60        65
--------------------------------------------------------------------------------
     %:         250%          215%     185%     150%       130%      120%
--------------------------------------------------------------------------------
   AGE:      70     75-90      91       92       93       94-OVER
--------------------------------------------------------------------------------
     %:     115%     105%     104%     103%     102%        101%
--------------------------------------------------------------------------------

*     For the then-current policy year.


For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.


OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider.



                    RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  8

We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services(SM) Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."
--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches age 80.
--------------------------------------------------------------------------------
CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services(SM) Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.


If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.



9  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.


                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  10

2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY



--------------------------------------------------------------------------------
TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                             WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                     From each premium                      As a percentage of premiums:
                                                                          12%
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF YOUR     Upon surrender                         Initial surrender charge per $1,000 of initial base
POLICY DURING ITS FIRST 15 YEARS                                          policy face amount or per $1,000 of requested base policy
OR THE FIRST 15 YEARS AFTER YOU                                           face amount increase:(2)
HAVE REQUESTED AN INCREASE IN                                             Highest: $47.92
YOUR POLICY'S FACE AMOUNT(1)                                              Lowest: $10.38
                                                                          Representative: $17.32(3)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR         Effective date of the decrease         A pro rata portion of the charge that would apply to a
POLICY'S FACE AMOUNT                                                      full surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT         Upon transfer                          $25 per transfer.(4)
OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADDING A LIVING BENEFITS RIDER     At the time of the transaction         $100 (if elected after policy issue)
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO RECEIVE A    At the time of the transaction         $250
"LIVING BENEFIT"
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.



------------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                             WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE(5)(6)     Monthly                                As a charge per $1,000 of the amount
                                                                          for which we are at risk:(7)

                                                                          Highest: $83.34
                                                                          Lowest: $0.02
                                                                          Representative: $0.09(8)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK         Monthly                                                      Annual % of your value
CHARGE                                                                    Policy Year           in our variable investment options
                                                                          -------------         ----------------------------------
                                                                          1-10                  1.75%

                                                                          11+                   0.50%
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(5)           Monthly                                Policy Year           Amount Deducted
                                                                          -------------         ---------------
                                                                          1                     $20

                                                                          2+                    $15
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(9)            On each policy anniversary (or on      1% of loan amount.
                                   loan termination, if earlier)
------------------------------------------------------------------------------------------------------------------------------------

11 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

------------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                             WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES             While the rider is in effect

CHILDREN'S TERM INSURANCE          Monthly                                Charge per $1,000 of rider benefit amount:
                                                                          $ 0.50

DISABILITY DEDUCTION WAIVER        Monthly                                Percentage of all other monthly charges:

                                                                          Highest: 132%
                                                                          Lowest: 7%
                                                                          Representative: 12%(8)

OPTION TO PURCHASE ADDITIONAL      Monthly                                Charge per $1,000 of rider benefit amount:
INSURANCE
                                                                          Highest: $0.17
                                                                          Lowest: $0.04
                                                                          Representative: $0.16(10)

EXTENDED NO LAPSE GUARANTEE(5)     Monthly                                Charge per $1,000 of the initial base policy face
                                                                          amount, and per $1,000 of any requested base policy face
                                                                          amount increase that exceeds the highest previous
                                                                          face amount:

  For rider coverage to age 100                                           Highest: $0.08
                                                                          Lowest: $0.02
                                                                          Representative: $0.03(3)

LONG TERM CARE SERVICES(SM)        Monthly                                Charge per $1,000 of the amount for which we are at
RIDER(5)                                                                  risk:(11)

                                                                          Highest: $1.18
                                                                          Lowest: $0.08
                                                                          Representative: $0.22(10)
------------------------------------------------------------------------------------------------------------------------------------

(1) The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(2) The initial amount of surrender charge depends on each policy's specific characteristics.

(3) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.

(4) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5)   Not applicable after the insured person reaches age 100.

(6) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(7) Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.

(8) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

(9) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(10) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

(11) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are           Lowest          Highest
deducted from Portfolio assets including management fees, 12b-1 fees,           ------          -------
service fees and/or other expenses)(1)                                          0.62%           1.76%
------------------------------------------------------------------------------------------------------------------------------------




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.



                      RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 12

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


13 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?



--------------------------------------------------------------------------------

We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies. No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

--------------------------------------------------------------------------------
BY MAIL:
--------------------------------------------------------------------------------

At the Post Office Box for our Administrative Office:
MONY America -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------

At the Street Address for our Administrative Office:
MONY America -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.



--------------------------------------------------------------------------------
BY E-MAIL:
--------------------------------------------------------------------------------

life-service@axa-equitable.com

--------------------------------------------------------------------------------
BY FAX:
--------------------------------------------------------------------------------

1-704-540-9714

--------------------------------------------------------------------------------
BY INTERNET:
--------------------------------------------------------------------------------

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)   request for our asset rebalancing service; and

(3)   designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)   policy surrenders;

(b)   transfers among investment options;

(c)   changes in allocation percentages for premiums and deductions; and

(d)   electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.



                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?  14

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.


The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that MONY America Variable Account L supports.



15  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. ABOUT THE PORTFOLIOS OF THE TRUSTS



--------------------------------------------------------------------------------

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.


PORTFOLIOS OF THE TRUSTS



------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION          Seeks long-term capital appreciation.               o   AXA Equitable Funds Management
                                                                                           Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE                   Seeks a high level of current income.               o   AXA Equitable Funds Management
 ALLOCATION                                                                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS              Seeks current income and growth of capital, with a  o   AXA Equitable Funds Management
 ALLOCATION                        greater emphasis on current income.                     Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION            Seeks long-term capital appreciation and current    o   AXA Equitable Funds Management
                                   Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                  Seeks long-term capital appreciation and current    o   AXA Equitable Funds Management
 ALLOCATION                        income, with a greater emphasis on capital              Group, LLC
                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                          ABOUT THE PORTFOLIOS OF THE TRUSTS 16

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE            Seeks long-term growth of capital.                  o   AllianceBernstein L.P.
 EQUITY
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   ClearBridge Advisors, LLC

                                                                                       o   Goodman & Co. NY Ltd.

                                                                                       o   Legg Mason Capital Management, Inc.

                                                                                       o   Marsico Capital Management, LLC

                                                                                       o   T. Rowe Price Associates, Inc.

                                                                                       o   Westfield Capital Management Company,
                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND             Seeks a balance of high current income and capital  o   BlackRock Financial Management, Inc.
                                   appreciation, consistent with a prudent level of
                                   risk.                                               o   Pacific Investment Management Company
                                                                                           LLC

                                                                                       o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL         Seeks long-term growth of capital.                  o   AllianceBernstein L.P.
 EQUITY
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   JPMorgan Investment Management Inc.

                                                                                       o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                  o   AllianceBernstein L.P.
 CORE EQUITY
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   Janus Capital Management, LLC

                                                                                       o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP             Seeks long-term growth of capital.                  o   AllianceBernstein L.P.
 VALUE
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   Institutional Capital LLC

                                                                                       o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP               Seeks long-term growth of capital.                  o   AllianceBernstein L.P.
 GROWTH
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisers, Inc.

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE         Seeks long-term growth of capital.                  o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Diamond Hill Capital Management, Inc.

                                                                                       o   Knightsbridge Asset Management, LLC

                                                                                       o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------


17 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR          Seeks high total return through a combination of    o   Pacific Investment Management Company
 BOND                              current income and capital appreciation.                LLC

                                                                                       o   Post Advisory Group, LLC

                                                                                       o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                  o   AXA Equitable Funds Management
 GROWTH                                                                                    Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Morgan Stanley Investment Management
                                                                                           Inc.

                                                                                       o   NorthPointe Capital, LLC

                                                                                       o   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP             Seeks long-term growth of capital.                  o   AXA Equitable Funds Management
 VALUE                                                                                     Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Franklin Advisory Services, LLC

                                                                                       o   Horizon Asset Management, Inc.

                                                                                       o   Pacific Global Investment Management
                                                                                           Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY            Seeks long-term growth of capital.                  o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   RCM Capital Management, LLC

                                                                                       o   SSgA Funds Management, Inc.

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION               Seeks long-term capital appreciation and current    o   AXA Equitable Funds Management
                                   income.                                                 Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400           Seeks to achieve long-term growth of capital with   o   AllianceBernstein L.P.
                                   an emphasis on risk-adjusted returns and lower
                                   volatility over a full market cycle relative to     o   AXA Equitable Funds Management
                                   traditional equity funds and equity market              Group, LLC
                                   indexes, by investing in a combination of long and
                                   short positions on equity securities of mid-        o   BlackRock Investment Management, LLC
                                   capitalization companies, including securities in
                                   the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500           Seeks to achieve long-term growth of capital with   o   AllianceBernstein L.P.
                                   an emphasis on risk-adjusted returns and lower
                                   volatility over a full market cycle relative to     o   AXA Equitable Funds Management
                                   traditional equity funds and equity market              Group, LLC
                                   indexes, by investing in a combination of long and
                                   short positions on equity securities of large-      o   BlackRock Investment Management, LLC
                                   capitalization companies, including securities in
                                   the Standard & Poor's 500 Composite Stock Price
                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000          Seeks to achieve long-term growth of capital with   o   AllianceBernstein L.P.
                                   an emphasis on risk-adjusted returns and lower
                                   volatility over a full market cycle relative to     o   AXA Equitable Funds Management
                                   traditional equity funds and equity market              Group, LLC
                                   indexes, by investing in a combination of long and
                                   short positions on equity securities of small-      o   BlackRock Investment Management, LLC
                                   capitalization companies, including securities in
                                   the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 18

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER               Seeks to achieve long-term growth of capital with   o   AllianceBernstein L.P.
 INTERNATIONAL                     an emphasis on risk-adjusted returns and lower
                                   volatility over a full market cycle relative to     o   AXA Equitable Funds Management
                                   traditional equity funds and equity market              Group, LLC
                                   indexes, by investing in a combination of long and
                                   short positions on equity securities of foreign     o   BlackRock Investment Management, LLC
                                   companies, including securities in the Morgan
                                   Stanley Capital International EAFE Index, ASX SPI
                                   200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100
                                   Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL         Seeks to achieve long-term growth of capital.       o   AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE           Seeks to achieve capital appreciation and           o   BlackRock Investment Management, LLC
 EQUITY                            secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY          Seeks a combination of growth and income to         o   Boston Advisors, LLC
 INCOME                            achieve an above-average and consistent total
                                   return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY                Seeks to achieve long-term capital appreciation.    o   Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                       o   Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                Seeks to achieve long-term growth of capital.       o   Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN                Seeks to achieve long-term growth of capital.       o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX              Seeks to achieve a total return before expenses     o   AllianceBernstein L.P.
                                   that approximates the total return performance of
                                   the Russell 3000 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                 Seeks to achieve a total return before expenses     o   SSgA Funds Management, Inc.
                                   that approximates the total return performance of
                                   the Barclays Capital Intermediate U.S.
                                   Government/Credit Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the Barclays Capital Intermediate U.S.
                                   Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                Seeks to achieve a total return before expenses     o   AllianceBernstein L.P.
                                   that approximates the total return performance of
                                   the S&P 500 Index, including reinvestment of
                                   dividends, at a risk level consistent with that of
                                   the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS              Seeks to achieve long-term growth of capital.       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Capital Management, Inc.

                                                                                       o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND               Seeks to achieve capital appreciation.              o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY             Seeks to maximize capital appreciation.             o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS                Seeks to achieve capital growth and current income. o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   First International Advisors, LLC

                                                                                       o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


19 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR             Seeks to achieve long-term capital appreciation.    o   AXA Equitable Funds Management
 EQUITY                                                                                    Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Morgan Stanley Investment Management
                                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT         Seeks to achieve a total return before expenses     o   SSgA Funds Management, Inc.
 BOND INDEX                        that approximates the total return performance of
                                   the Barclays Capital Intermediate U.S. Government
                                   Bond Index, including reinvestment of dividends,
                                   at a risk level consistent with that of the
                                   Barclays Capital Intermediate U.S. Government Bond
                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS         Seeks to achieve long-term growth of capital.       o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Hirayama Investments, LLC

                                                                                       o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL                   Seeks to achieve a total return (before expenses)   o   AllianceBernstein L.P.
 EQUITY INDEX(2)                   that approximates the total return performance of
                                   a composite index comprised of 40% Dow Jones EURO
                                   STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX
                                   Index, and 10% S&P/ASX 200 Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS        Seeks to provide current income and long-term       o   AXA Equitable Funds Management
                                   growth of income, accompanied by growth of              Group, LLC
                                   capital.
                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE                  Seeks to achieve long-term capital appreciation.    o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS             Seeks to achieve long-term growth of capital with   o   AXA Equitable Funds Management
                                   a secondary objective to seek reasonable current        Group, LLC
                                   income. For purposes of this Portfolio, the words
                                   "reasonable current income" mean moderate income.   o   BlackRock Investment Management, LLC

                                                                                       o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX          Seeks to achieve a total return before expenses     o   AllianceBernstein L.P.
                                   that approximates the total return performance of
                                   the Russell 1000 Growth Index, including
                                   reinvestment of dividends at a risk level
                                   consistent with that of the Russell 1000 Growth
                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS           Seeks to provide long-term capital growth.          o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Marsico Capital Management, LLC

------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX           Seeks to achieve a total return before expenses     o   SSgA Funds Management, Inc.
                                   that approximates the total return performance of
                                   the Russell 1000 Value Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the Russell 1000 Value
                                   Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS            Seeks to achieve long-term growth of capital.       o   AllianceBernstein L.P.

                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 20

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND          Seeks to achieve capital appreciation and growth    o   Lord, Abbett & Co. LLC
 INCOME(1)                         of income without excessive fluctuation in market
                                   value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP           Seeks to achieve capital appreciation and growth of o   Lord, Abbett & Co. LLC
 CORE                              income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL               Seeks to achieve capital appreciation.              o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                   Seeks to achieve a total return before expenses     o   SSgA Funds Management, Inc.
                                   that approximates the total return performance of
                                   the S&P Mid Cap 400 Index, including reinvestment
                                   of dividends, at a risk level consistent with that
                                   of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS              Seeks to achieve long-term capital appreciation.    o   AXA Equitable Funds Management
                                                                                           Group, LLC

                                                                                       o   BlackRock Investment Management, LLC

                                                                                       o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                    Seeks to obtain a high level of current income,     o   The Dreyfus Corporation
                                   preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL               Seeks to achieve capital appreciation.              o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP          Seeks to achieve capital growth.                    o   Morgan Stanley Investment Management
 GROWTH                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND          Seeks to generate a return in excess of             o   Pacific Investment Management Company,
                                   traditional money market products while                 LLC
                                   maintaining an emphasis on preservation of capital
                                   and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS               Seeks to achieve high current income consistent     o   AllianceBernstein L.P.
                                   with moderate risk to capital.
                                                                                       o   AXA Equitable Funds Management
                                                                                           Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before   o   AllianceBernstein L.P.
                                   the deduction of Portfolio expenses) the total
                                   return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH            Seeks to achieve long-term capital appreciation and o   T. Rowe Price Associates, Inc.
 STOCK                             secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME           Seeks to achieve total return through capital       o   UBS Global Asset Management (Americas)
                                   appreciation with income as a secondary                 Inc.
                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK             Seeks to achieve capital growth and income.         o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA               Seeks to achieve long-term capital growth.          o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL           The fund's investment objective is total return     o   Invesco Advisers, Inc.
 ESTATE FUND                       through growth of capital and current income.
                                                                                       o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL         The fund's investment objective is long-term growth o   Invesco Advisers, Inc.
 GROWTH FUND                       of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE          The fund's investment objective is long-term growth o   Invesco Advisers, Inc.
 EQUITY FUND                       of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY      The fund's investment objective is long-term growth o   Invesco Advisers, Inc.
 FUND                              of capital.
------------------------------------------------------------------------------------------------------------------------------------


21 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP        The fund seeks long-term capital growth. Income     o   American Century Investment
 VALUE FUND                        is a secondary objective.                               Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)      Seeks long-term capital appreciation.               o   Fidelity Management & Research Company
 PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME    Seeks high total return through a combination of    o   Fidelity Management & Research Company
 PORTFOLIO                         current income and capital appreciation.                (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP            Seeks long-term growth of capital.                  o   Fidelity Management & Research Company
 PORTFOLIO                                                                                 (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS          Seeks long-term capital appreciation, with          o   Franklin Advisory Services, LLC
 SECURITIES FUND                   preservation of capital as an important
                                   consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE           Seeks long-term total return.                       o   Franklin Advisory Services, LLC
 SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME          The Fund's principal investment goal is to earn a   o   Franklin Advisers, Inc.
 SECURITIES FUND                   high level of current income. Its secondary goal is
                                   long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES           The Fund's principal investment goal is capital     o   Franklin Mutual Advisers, LLC
 FUND                              appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING               Seeks long-term capital appreciation.               o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND              Seeks high current income, consistent with          o   Franklin Advisers, Inc.
 SECURITIES FUND                   preservation of capital. Capital appreciation is a
                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES        The Fund's investment goal is long-term capital     o   Templeton Global Advisors Limited
 FUND                              growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP          Seeks long-term capital appreciation.               o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY               Seeks to provide long-term capital appreciation.    o   Waddell & Reed Investment Management
                                                                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH       Seeks to provide growth of your investment.         o   Waddell & Reed Investment Management
                                                                                           Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP            Seeks growth of capital.                            o   Waddell & Reed Investment Management
 GROWTH                                                                                    Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING         Seeks long-term capital appreciation.               o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE         The fund's investment objective is to seek capital  o   Massachusetts Financial Services Company
 PORTFOLIO                         appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to seek capital  o   Massachusetts Financial Services Company
 SERIES                            appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 22

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES      The fund's investment objective is to seek capital  o   Massachusetts Financial Services Company
                                   appreciation.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS
PORTFOLIO NAME                     OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                          Seeks maximum real return consistent with prudent   o   Pacific Investment Management Company
 COMMODITYREALRETURN(R)            investment management.                                  LLC
 STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN              Seeks maximum real return, consistent with          o   Pacific Investment Management Company
 STRATEGY PORTFOLIO                preservation of real capital and prudent investment     LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN             Seeks maximum total return, consistent with         o   Pacific Investment Management Company
 PORTFOLIO                         preservation of capital and prudent investment          LLC
                                   management.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME        Seeks to provide substantial dividend income as     o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II                    well as long-term growth of capital through
                                   investments in the common stocks of established
                                   companies.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                     OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD            Seeks long-term capital appreciation by investing   o   Van Eck Associates Corporation
 ASSETS FUND                       primarily in "hard asset" securities. Income is a
                                   secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



--------------------------------------------------------------------------------
REPLACED (CURRENT) PORTFOLIO            SURVIVING/NEW PORTFOLIO
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth              EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income        EQ/Large Cap Value Index
--------------------------------------------------------------------------------




(2) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.



23 ABOUT THE PORTFOLIOS OF THE TRUSTS

5. DETERMINING YOUR POLICY'S VALUE



--------------------------------------------------------------------------------


YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.
--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------
YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."


The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.


YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


                                             DETERMINING YOUR POLICY'S VALUE  24

6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------
After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.
--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------


RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS.  You can make transfers by following one of two procedures:


o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.


TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.



OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.
--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------
Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not


25 TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.


                        TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS  26

7. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.
--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------
When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o     you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

o we do not count the collateral when we compute our customer loyalty credit; and

o     the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of



27  ACCESSING YOUR MONEY
the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.



LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o     You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o     The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o     No additional loans or partial withdrawals may be requested.

o     No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.


o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o     The paid up death benefit guarantee if applicable, may not be elected.

o     The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)   The outstanding loan and accrued loan interest, plus $10,000; or

(c)   The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the


                                                        ACCESSING YOUR MONEY  28

Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.
--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."



SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.
--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

29  ACCESSING YOUR MONEY

8. TAX INFORMATION



--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that generally:


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


There may be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.


Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal



                                                             TAX INFORMATION  30
income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST
WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.


Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.


UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the



31  TAX INFORMATION
rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE  INSURANCE.
 Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES


If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping


                                                             TAX INFORMATION  32
taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our MONY America Variable Account L are reported in our federal income tax return. MONY America Variable Account L's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to MONY America Variable Account L for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to MONY America Variable Account L, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in



33  TAX INFORMATION
interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION


There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.


                                                             TAX INFORMATION  34

9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS



--------------------------------------------------------------------------------


GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.



PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o     the insured's attained age is not more than 99;

o you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not waiving monthly charges under the terms of a disability waiver rider;

o you have not received any payment under a living benefits rider or under the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o     the election would not reduce the face amount (see below) below $100,000;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services(SM) Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.


POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face



35 MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o     premium payments

o     partial withdrawals

o     changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o     extended no lapse guarantee - Described below.

o     Long Term Care Services(SM) Rider - Described below.

o disability deduction waiver - This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

o children's term insurance - This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider - (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

o living benefits rider - (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

o paid up death benefit guarantee - (see "Paid up death benefit guarantee" earlier in this section).

o loan extension endorsement - (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.





                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  36

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

o     The rider has not terminated;

o The guarantee premium test for no lapse guarantees has been satisfied (see "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

o The death benefit option under the policy has been Option A since it was issued; and

o Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you selected. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

o PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.



o TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARAN TEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

o PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

o RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

--    the date your policy ends without value at the end of a grace period;

--    the date you surrender your policy;

-- the expiration date of the extended no lapse guarantee period shown in your policy;

-- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

--    the effective date of the election of the paid up death benefit guarantee;


-- the date that a new insured person is substituted for the original insured person;

--    the date the policy goes on loan extension; or

-- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES(SM) RIDER(1). In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.


An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two

----------------------

(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illiness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.


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

activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.


o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5.    the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7.    the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.



                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  38

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4.    The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.    The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.    upon termination or surrender of the policy;

3.    the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5.    the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.    the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services(SM) Rider, see "Tax information" earlier in this prospectus.



CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.


VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.


MONY America or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when



39 MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", an interest-bearing account with draft-writing privileges that functions like a checking account. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. We will receive any investment earnings during the period such amounts remain in the general account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  40

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10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES



--------------------------------------------------------------------------------


DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.



41  MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.


The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.


o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%,



                               MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  42

0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

o LONG TERM CARE SERVICES(SM) RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY



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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o     loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:


o     withdrawals

o     tax withholding elections

o     face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o     surrenders

o     changes of owner

o     changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o     loans

o     transfers among variable investment options

o     assignments

o     termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o     changes in face amount

o     election of paid up death benefit guarantee

o     changes in death benefit option

o     changes of insured person

o     restoration of terminated policies

o     termination of any additional benefit riders you have elected


AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.


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o     If we do not receive your full minimum initial premium at our
      Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.


INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition


45  MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

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of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.


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12. MORE INFORMATION ABOUT OTHER MATTERS



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ABOUT OUR GENERAL ACCOUNT


This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation


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agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o     changes of premium allocation percentages

o     changes of address

o     request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o     enroll for electronic delivery and view statements/documents online

o     to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


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SUICIDE AND CERTAIN MISSTATEMENTS


If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.



CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;

o end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

o operate MONY America Variable Account L under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect MONY America Variable Account L;

o operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy, or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal


49 MORE INFORMATION ABOUT OTHER MATTERS business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION.   MONY America pays compensation to AXA Advisors
based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.



                                        MORE INFORMATION ABOUT OTHER MATTERS  50

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING  BROKER-DEALERS.   AXA
Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP

Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.



51  MORE INFORMATION ABOUT OTHER MATTERS

LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.


                                        MORE INFORMATION ABOUT OTHER MATTERS  52

13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA


--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

53  FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA

14. PERSONALIZED ILLUSTRATIONS



--------------------------------------------------------------------------------


ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2010 (or expected to be incurred in 2011, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2010. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request an illustration of the GIO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested.



                                                  PERSONALIZED ILLUSTRATIONS  54

Requesting more information



--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2011, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                        PAGE

Who is MONY Life Insurance Company of America?                             2

Ways we pay policy proceeds                                                2

Distribution of the policies                                               2

Underwriting a policy                                                      2

Insurance regulation that applies to MONY America                          2

Custodian and independent registered public accounting firm                2

Financial Statements                                                       3


                                                                       811-04234

Incentive Life Legacy(R) II

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


PROSPECTUS DATED MAY 1, 2011


Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, you should read the prospectuses for each Trust, which contain important information about the Portfolios.

--------------------------------------------------------------------------------


This prospectus describes the Incentive Life Legacy(R) II policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.


Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II is issued by MONY America. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o All Asset Allocation                    o EQ/International Core PLUS
o American Century VP Mid Cap Value       o EQ/International Equity Index(2)
o AXA Balanced Strategy(1)                o EQ/International Value PLUS
o AXA Conservative Growth Strategy(1)     o EQ/JPMorgan Value Opportunities
o AXA Conservative Strategy(1)            o EQ/Large Cap Core PLUS
o AXA Growth Strategy(1)                  o EQ/Large Cap Growth Index
o AXA Moderate Growth Strategy(1)         o EQ/Large Cap Growth PLUS
o AXA Tactical Manager 400                o EQ/Large Cap Value Index
o AXA Tactical Manager 500                o EQ/Large Cap Value PLUS
o AXA Tactical Manager 2000               o EQ/Lord Abbett Growth and Income (3)
o AXA Tactical Manager International      o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Small Cap          o EQ/MFS International Growth(2)
  Growth                                  o EQ/Mid Cap Index
o EQ/BlackRock Basic Value Equity         o EQ/Mid Cap Value PLUS
o EQ/Boston Advisors Equity Income        o EQ/Money Market
o EQ/Calvert Socially Responsible         o EQ/Montag & Caldwell Growth
o EQ/Capital Guardian Growth (3)          o EQ/Morgan Stanley Mid Cap Growth
o EQ/Capital Guardian Research            o EQ/PIMCO Ultra Short Bond
o EQ/Common Stock Index                   o EQ/Quality Bond PLUS
o EQ/Core Bond Index                      o EQ/Small Company Index
o EQ/Equity 500 Index                     o EQ/T. Rowe Price Growth Stock
o EQ/Equity Growth PLUS                   o EQ/UBS Growth and Income
o EQ/GAMCO Mergers and Acquisitions       o EQ/Van Kampen Comstock
o EQ/GAMCO Small Company Value            o EQ/Wells Fargo Omega Growth(2)
o EQ/Global Bond PLUS                     o Fidelity(R) VIP Contrafund(R)
o EQ/Global Multi-Sector Equity           o Fidelity(R) VIP Growth & Income
o EQ/Intermediate Government Bond         o Fidelity(R) VIP Mid Cap
  Index
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
o Franklin Rising Dividends Securities    o Multimanager Large Cap Core Equity
o Franklin Small Cap Value Securities     o Multimanager Large Cap Value
o Franklin Strategic Income Securities    o Multimanager Mid Cap Growth
o Goldman Sachs VIT Mid Cap Value         o Multimanager Mid Cap Value
o Invesco V.I. Global Real Estate         o Multimanager Multi-Sector Bond
o Invesco V.I. International Growth       o Multimanager Small Cap Growth
o Invesco V.I. Mid Cap Core Equity        o Multimanager Small Cap Value
o Invesco V.I. Small Cap Equity           o Multimanager Technology
o Ivy Funds VIP Energy                    o Mutual Shares Securities
o Ivy Funds VIP Mid Cap Growth            o PIMCO VIT CommodityRealReturn(R)
o Ivy Funds VIP Small Cap Growth            Strategy
o Lazard Retirement Emerging Markets      o PIMCO VIT Real Return Strategy
  Equity                                  o PIMCO VIT Total Return
o MFS(R) International Value              o T. Rowe Price Equity Income II
o MFS(R) Investors Growth Stock           o Templeton Developing Markets
o MFS(R) Investors Trust                    Securities
o Multimanager Aggressive Equity          o Templeton Global Bond Securities
o Multimanager Core Bond                  o Templeton Growth Securities
o Multimanager International Equity       o Van Eck VIP Global Hard Assets
--------------------------------------------------------------------------------


(1) Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.


(2) This is the variable investment option's new name, effective on or about May 19, 2011, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for the variable investment option's former name.

(3) Please see "About the Portfolios of the Trusts" later in this prospectus regarding the proposed merger of this variable investment option on or about May 19, 2011.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                 e13495/AA & ADL

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

                                         Contents of this Prospectus


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    5
--------------------------------------------------------------------------------
Tables of policy charges                                                      5
How we allocate charges among your investment options                         7
Changes in charges                                                            7


--------------------------------------------------------------------------------
2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                  8
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                             8
The minimum amount of premiums you must pay                                   8
You can guarantee that your policy will not terminate before a certain date   9
You can elect a "paid up" death benefit guarantee                             9
You can receive an accelerated death benefit under the Long Term Care
  Services(SM) Rider                                                         10
Investment options within your policy                                        10
About your life insurance benefit                                            11
Alternative higher death benefit in certain cases                            11
You can increase or decrease your insurance coverage                         12
Accessing your money                                                         13
Risks of investing in a policy                                               13
How the Incentive Life Legacy(R) II variable life insurance
  policy is available                                                        13


--------------------------------------------------------------------------------
3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            14
--------------------------------------------------------------------------------
How to reach us                                                              14
About our MONY America Variable Account L                                    15
Your voting privileges                                                       15


--------------------------------------------------------------------------------
4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        16
--------------------------------------------------------------------------------
Portfolios of the Trusts                                                     16


--------------------------------------------------------------------------------
5. DETERMINING YOUR POLICY'S VALUE                                           24
--------------------------------------------------------------------------------
Your policy account value                                                    24

----------------------------
"We,""our," and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prosepectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.







                                                  CONTENTS OF THIS PROSPECTUS  2

--------------------------------------------------------------------------------
6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      25
--------------------------------------------------------------------------------
Transfers you can make                                                       25
How to make transfers                                                        25
Our automatic transfer service                                               25
Our asset rebalancing service                                                26


--------------------------------------------------------------------------------
7. ACCESSING YOUR MONEY                                                      27
--------------------------------------------------------------------------------
Borrowing from your policy                                                   27
Loan extension (for guideline premium test policies only)                    28
Making withdrawals from your policy                                          28
Surrendering your policy for its net cash surrender value                    29
Your option to receive a terminal illness living benefit                     29


--------------------------------------------------------------------------------
8. TAX INFORMATION                                                           30
--------------------------------------------------------------------------------
Basic income tax treatment for you and your beneficiary                      30
Tax treatment of distributions to you (loans, partial withdrawals, and full surrender; impact of certain policy changes and
  transactions)                                                              30
Tax treatment of living benefits rider or Long Term Care Services(SM)
  Rider under a policy with the applicable rider                             31
Business and employer owned policies                                         31
Requirement that we diversify investments                                    32
Estate, gift, and generation-skipping taxes                                  32
Pension and profit-sharing plans                                             33
Split-dollar and other employee benefit programs                             33
ERISA                                                                        33
Our taxes                                                                    33
When we withhold taxes from distributions                                    33
Possibility of future tax changes and other tax information                  33


--------------------------------------------------------------------------------
9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS                       35
--------------------------------------------------------------------------------
Guarantee premium test for no lapse guarantees                               35
Paid up death benefit guarantee                                              35
Other benefits you can add by rider                                          36
Variations among Incentive Life Legacy(R) II policies                        40
Your options for receiving policy proceeds                                   40
Your right to cancel within a certain number of days                         40


--------------------------------------------------------------------------------
10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            41
--------------------------------------------------------------------------------
Deducting policy charges                                                     41
Charges that the Trusts deduct                                               43


--------------------------------------------------------------------------------
11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              44
--------------------------------------------------------------------------------
Dates and prices at which policy events occur                                44
Policy issuance                                                              44
Ways to make premium and loan payments                                       45
Assigning your policy                                                        45
You can change your policy's insured person                                  45
Requirements for surrender requests                                          46
Gender-neutral policies                                                      46
Future policy exchanges                                                      46


--------------------------------------------------------------------------------
12. MORE INFORMATION ABOUT OTHER MATTERS                                     47
--------------------------------------------------------------------------------
About our general account                                                    47
Transfers of your policy account value                                       47
Telephone and Internet requests                                              48
Suicide and certain misstatements                                            49
When we pay policy proceeds                                                  49
Changes we can make                                                          49
Reports we will send you                                                     49
Distribution of the policies                                                 49
Legal proceedings                                                            52


--------------------------------------------------------------------------------
13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L
    AND MONY AMERICA                                                         53
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14. PERSONALIZED ILLUSTRATIONS                                               54
--------------------------------------------------------------------------------
Illustrations of policy benefits                                             54


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
     I --   Hypothetical illustrations                                      I-1
    II --   Calculating the alternate death benefit                        II-1



--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
   Statement of Additional Information
   Table of Contents
--------------------------------------------------------------------------------



3  CONTENTS OF THIS PROSPECTUS

An index of key words and phrases



--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                                          PAGE

account value                                                               24
actual premium fund value                                                   35
Administrative Office                                                       14
age; age at issue                                                           45
Allocation Date                                                             10
alternative death benefit                                                   11
amount at risk                                                              42
anniversary                                                                 13
assign; assignment                                                          45
automatic transfer service                                                  25
AXA Equitable                                                               15
AXA Financial, Inc.                                                         14
basis                                                                       30
beneficiary                                                                 40
business day                                                                44
Cash Surrender Value                                                        27
Code                                                                        30
collateral                                                                  27
commencement of insurance coverage                                          45
cost of insurance charge                                                    42
cost of insurance rates                                                     42
day                                                                         44
default                                                                      8
disruptive transfer activity                                                47
dollar cost averaging service                                               25
extended no lapse guarantee                                                  9
face amount                                                                 11
grace period                                                                 9
guaranteed interest option                                                  10
guarantee premium test                                                      35
Guaranteed Interest Account                                                 11
Incentive Life Legacy(R) II                                              cover
initial premium                                                             10
insured person                                                              45
Internet                                                                    14
investment funds                                                            10
investment option                                                        cover
investment start date                                                       45
issue date                                                                  45
lapse                                                                        8
loan extension                                                              28
loan, loan interest                                                         27
Long Term Care Services(SM) Rider                                           10
market timing                                                               47
Money Market Lock-in Period                                                 10
mortality and expense risk charge                                           42
modified endowment contract                                                 30
month, year                                                                 44
monthly deduction                                                            7
MONY Access Account                                                         40
MONY America                                                                14
MONY America Variable Account L                                             15
net cash surrender value                                                    29
no lapse guarantee premium fund value                                       35
no lapse guarantee                                                           9
Option A, B                                                                 11
our                                                                          2
owner                                                                        2
paid up                                                                     30
paid up death benefit guarantee                                              9
partial withdrawal                                                          29
payments                                                                    45
planned periodic premium                                                     8
policy                                                                   cover
Portfolio                                                                cover
premium payments                                                             8
prospectus                                                               cover
rebalancing                                                                 26
receive                                                                     44
register date                                                               44
restore, restoration                                                         9
riders                                                                       8
SEC                                                                      cover
state                                                                        2
subaccount                                                                  15
surrender                                                                    5
surrender charge                                                             5
target premium                                                              50
transfers                                                                   25
Trusts                                                                   cover
units                                                                       24
unit values                                                                 24
us                                                                           2
variable investment option                                               cover
we                                                                           2
withdrawal                                                                  28
you, your                                                                    2

                                            AN INDEX OF KEY WORDS AND PHRASES  4

1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY



--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."


------------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE(1)                  From each premium                    9%, if the extended no lapse guarantee rider is in effect.

                                                                                                   - OR -

                                                                        8%, if the extended no lapse guarantee rider is not in
                                                                        effect.
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER (TURNING IN) OF YOUR     Upon surrender                       Initial surrender charge per $1,000 of initial base policy
POLICY DURING ITS FIRST 15 YEARS                                        face amount or per $1,000 of requested base policy face
OR THE FIRST 15 YEARS AFTER YOU                                         amount increase:(3)
HAVE REQUESTED AN INCREASE IN
YOUR POLICY'S FACE AMOUNT(2)                                            Highest: $47.92
                                                                        Lowest: $10.38
                                                                        Representative: $17.32(4)
------------------------------------------------------------------------------------------------------------------------------------
REQUEST A DECREASE IN YOUR         Effective date of the decrease       A pro rata portion of the charge that would apply to a full
POLICY'S FACE AMOUNT                                                    surrender at the time of the decrease.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT         Upon transfer                        $25 per transfer.(5)
OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
ADDING THE TERMINAL ILLNESS        At the time of the transaction       $100 (if elected after policy issue)
LIVING BENEFIT RIDER
------------------------------------------------------------------------------------------------------------------------------------
EXERCISE OF OPTION TO              At the time of the transaction       $250
RECEIVE THE TERMINAL ILLNESS
LIVING BENEFIT
------------------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED              AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE(6)(7)     Monthly                              Charge per $1,000 of the amount for which we are at risk:(8)

                                                                        Highest: $83.34
                                                                        Lowest: $0.02
                                                                        Representative: $0.10(9)
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK         Monthly                              0.85% (annual rate) of your value in our variable investment
CHARGE                                                                  options.
------------------------------------------------------------------------------------------------------------------------------------

5 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

------------------------------------------------------------------------------------------------------------------------------------
                             PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(6)        Monthly                             (1) Policy Year   Amount Deducted
                                                                        -----------   ---------------
                                                                        1             $20

                                                                        2+            $15

                                                                                               -plus-

                                                                    (2) Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase that
                                                                        exceeds the highest previous face amount:

                                                                    Highest: $0.35
                                                                    Lowest: $0.03
                                                                    Representative: $0.04(4)
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(10)        On each policy anniversary (or on   1% of loan amount.
                                loan termination, if earlier)
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES          While the rider is in effect
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE       Monthly                             Charge per $1,000 of rider benefit amount:

                                                                    $0.50

DISABILITY DEDUCTION WAIVER     Monthly                             Percentage of all other monthly charges:

                                                                    Highest: 132%
                                                                    Lowest: 7%
                                                                    Representative: 12%(9)

OPTION TO PURCHASE ADDITIONAL   Monthly                             Charge per $1,000 of rider benefit amount:
INSURANCE
                                                                    Highest: $0.17
                                                                    Lowest: $0.04
                                                                    Representative: $0.16(11)

EXTENDED NO LAPSE GUARANTEE     Monthly                             (1) Charge per $1,000 of the initial base policy face
                                                                        amount, and per $1,000 of any requested base policy face
                                                                        amount increase that exceeds the highest previous face
                                                                        amount:

                                                                        Highest: $0.05
                                                                        Lowest: $0.01
                                                                        Representative: $0.02(4)

                                                                                     -plus-

                                                                    (2) Percentage of Separate Account Fund Value charge: 0.15%
                                                                        (annual rate) of your value in our variable investment
                                                                        options.

LONG TERM CARE SERVICES(SM)       Monthly                           Charge per $1,000 of the amount for which we are at risk:(13)
RIDER(12)
                                                                    Highest: $1.18
                                                                    Lowest: $0.08
                                                                    Representative: $0.22(11)
------------------------------------------------------------------------------------------------------------------------------------

(1) Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

(2) The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(3) The initial amount of surrender charge depends on each policy's specific characteristics.


(4) This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.


(5) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

                       RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY 6

(6)  Not applicable after the insured person reaches age 121.

(7) Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(8) Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.


(9) This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.


(10) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy--Loan interest we charge" in "Accessing your money" later in this prospectus.


(11) This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.


(12) Not applicable after the insured person reaches age 100.


(13) Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.



You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.



------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are              Lowest         Highest
deducted from Portfolio assets including management fees, 12b-1 fees,              ------         -------
service fees and/or other expenses)(1)                                             0.62%          1.76%
------------------------------------------------------------------------------------------------------------------



(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.



HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.


CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.


7 RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS



--------------------------------------------------------------------------------

Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.


Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 121st birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.



The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.


PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:


o you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in


                    RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 8 effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

o you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);


o you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

o your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
Your policy will terminate if you don't pay enough premiums (i) to pay the charges we deduct, or (ii) to maintain one of the no lapse guarantees that can keep your policy from terminating. However, we will first send you a notice and give you the opportunity to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

o You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

o Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.


The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
If you pay at least certain prescribed amounts of premiums and any outstanding policy loan and accrued loan interest do not exceed the policy account value, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges. For the extended no lapse guarantee rider, your death benefit must always have been Option A. The no lapse guarantee is not impacted by your choice of death benefit option.
--------------------------------------------------------------------------------


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to


9 RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services(SM) Rider (described below) or a living benefit on account of terminal illness at any time.

The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES(SM) RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services(SM) Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------


VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound



                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS 10 the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
We will pay at least 2% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------


ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. (See "Your options for receiving policy proceeds" under "More information about policy features and benefits" later in this prospectus.) The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:


o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                    -- or --

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the
Option A or Option B death benefit you have selected.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AGE:*    40 AND UNDER       45     50     55     60     65
--------------------------------------------------------------------------------
     %:         250%          215%   185%   150%   130%   120%
--------------------------------------------------------------------------------
   AGE:      70       75-90    91     92     93     94 AND OVER
--------------------------------------------------------------------------------
     %:     115%       105%   104%   103%   102%       101%
--------------------------------------------------------------------------------

*    For the then-current policy year.


For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix II: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.


11  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.


OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services(SM) Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services(SM) Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
You can request a change in your death benefit option from Option B any time after the first year of the policy and before the policy anniversary nearest to the insured's 121st birthday; however, changes to Option B are not permitted beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services(SM) Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.



YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services(SM) Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:


FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.



                   RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  12

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.



ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services Rider(SM)" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services(SM) Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

o If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

o We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

o You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

o Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.


HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE


Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.


13  RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?



--------------------------------------------------------------------------------

We are MONY Life Insurance Company of America ("MONY America"), an Arizona stock life insurance corporation organized in 1969. MONY America is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of MONY America, and under its other arrangements with MONY America and its parent, AXA exercises significant influence over the operations and capital structure of MONY America and its parent. AXA holds its interest in MONY America through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. MONY America is obligated to pay all amounts that are promised to be paid under the policies. No company other than MONY America, however, has any legal responsibility to pay amounts that MONY America owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our main administrative office is located at 1290 Avenue of the Americas, New York, NY 10104.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
MONY America -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
MONY America -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.


--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@axa-equitable.com

--------------------------------------------------------------------------------
 BY FAX:
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for our automatic transfer service (our dollar cost averaging service);

(2)  request for our asset rebalancing service; and

(3)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  transfers among investment options;

(c)  changes in allocation percentages for premiums and deductions; and

(d)  electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. You can transfer among investment options using (2) and (3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to



                              WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?  14
give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.



ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.


The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.


YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.


Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.


VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that MONY America Variable Account L supports.



15  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. ABOUT THE PORTFOLIOS OF THE TRUSTS




--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Strategic Allocation Series Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Series Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Series Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Series Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below shows the currently available portfolios and their investment objectives and indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME             OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Seeks long-term growth of capital.                      o   AllianceBernstein L.P.
 EQUITY
                                                                                   o   AXA Equitable Funds Management Group,
                                                                                       LLC

                                                                                   o   ClearBridge Advisors, LLC

                                                                                   o   Goodman & Co. NY Ltd.

                                                                                   o   Legg Mason Capital Management, Inc.

                                                                                   o   Marsico Capital Management, LLC

                                                                                   o   T. Rowe Price Associates, Inc.

                                                                                   o   Westfield Capital Management Company,
                                                                                       L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND     Seeks a balance of high current income and capital      o   BlackRock Financial Management, Inc.
                           appreciation, consistent with a prudent level of risk.
                                                                                   o   Pacific Investment Management Company
                                                                                       LLC

                                                                                   o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 16

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME               OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   JPMorgan Investment Management Inc.

                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 CORE EQUITY
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Janus Capital Management, LLC

                                                                                        o   Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 VALUE
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   Institutional Capital LLC

                                                                                        o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Seeks long-term growth of capital.                         o   AllianceBernstein L.P.
 GROWTH
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Franklin Advisers, Inc.

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Diamond Hill Capital Management, Inc.

                                                                                        o   Knightsbridge Asset Management, LLC

                                                                                        o   Tradewinds Global Investors, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current   o   Pacific Investment Management Company
 BOND                        income and capital appreciation.                               LLC

                                                                                        o   Post Advisory Group, LLC

                                                                                        o   SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER (SM)ALL CAP     Seeks long-term growth of capital.                         o   AXA Equitable Funds Management Group,
 GROWTH                                                                                     LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Lord, Abbett & Co. LLC

                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.

                                                                                        o   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------------------------------


17 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST --
CLASS B SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME             OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP     Seeks long-term growth of capital.                           o   AXA Equitable Funds Management Group,
 VALUE                                                                                      LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Franklin Advisory Services, LLC

                                                                                        o   Horizon Asset Management, Inc.

                                                                                        o   Pacific Global Investment Management
                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Seeks long-term growth of capital.                           o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   RCM Capital Management, LLC

                                                                                        o   SSgA Funds Management, Inc.

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME              OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION        Seeks long-term capital appreciation and current income.    o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY       Seeks a high level of current income.                       o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH     Seeks current income and growth of capital, with a          o   AXA Equitable Funds Management Group,
 STRATEGY                   greater emphasis on current income.                             LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY   Seeks a high level of current income.                       o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY         Seeks long-term capital appreciation current income,        o   AXA Equitable Funds Management Group,
                            with a greater emphasis on current income.                      LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH         Seeks long-term capital appreciation current income,        o   AXA Equitable Funds Management Group,
 STRATEGY                   with a greater emphasis on current income.                      LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400    Seeks to achieve long-term growth of capital with an        o   AllianceBernstein L.P.
                            emphasis on risk-adjusted returns and lower volatility
                            over a full market cycle relative to traditional equity     o   AXA Equitable Funds Management Group,
                            funds and equity market indexes, by investing in a              LLC
                            combination of long and short positions on equity
                            securities of mid-capitalization companies, including       o   BlackRock Investment Management, LLC
                            securities in the Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500    Seeks to achieve long-term growth of capital with an        o   AllianceBernstein L.P.
                            emphasis on risk-adjusted returns and lower volatility
                            over a full market cycle relative to traditional equity     o   AXA Equitable Funds Management Group,
                            funds and equity market indexes, by investing in a              LLC
                            combination of long and short positions on equity
                            securities of large-capitalization companies,               o   BlackRock Investment Management, LLC
                            including securities in the Standard & Poor's 500
                            Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000   Seeks to achieve long-term growth of capital with an        o   AllianceBernstein L.P.
                            emphasis on risk-adjusted returns and lower volatility
                            over a full market cycle relative to traditional equity     o   AXA Equitable Funds Management Group,
                            funds and equity market indexes, by investing in a              LLC
                            combination of long and short positions on equity
                            securities of small-capitalization companies,               o   BlackRock Investment Management, LLC
                            including securities in the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 18

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER         Seeks to achieve long-term growth of capital with an       o   AllianceBernstein L.P.
 INTERNATIONAL               emphasis on risk-adjusted returns and lower volatility
                             over a full market cycle relative to traditional equity    o   AXA Equitable Funds Management Group,
                             funds and equity market indexes, by investing in a             LLC
                             combination of long and short positions on equity
                             securities of foreign companies, including securities      o   BlackRock Investment Management, LLC
                             in the Morgan Stanley Capital International EAFE Index,
                             ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE
                             100 Index and the Tokyo Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.              o   AllianceBernstein L.P.
 CAP GROWTH



------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o   BlackRock Investment Management, LLC
 EQUITY                      income.




------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an     o   Boston Advisors, LLC
 INCOME                      above-average and consistent total return.

------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o   Bridgeway Capital Management, Inc.
 RESPONSIBLE
                                                                                        o   Calvert Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o   Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the
                             Russell 3000 Index, including reinvestment of
                             dividends, at a risk level consistent with that of the
                             Russell 3000 Index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX           Seeks to achieve a total return before expenses that       o   SSgA Funds Management, Inc.
                             approximates the total return performance of the
                             Barclays Capital Intermediate U.S. Government/Credit
                             Index, including reinvestment of dividends, at a risk
                             level consistent with that of the Barclays Capital
                             Intermediate U.S. Government/Credit Index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that       o   AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a
                             risk level consistent with that of the S&P 500 Index.

------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS        Seeks to achieve long-term growth of capital.              o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Capital Management, Inc.

                                                                                        o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                     o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS          Seeks to achieve capital growth and current income.        o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   First International Advisors, LLC

                                                                                        o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


19 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                OBJECTIVE                                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.          o   AXA Equitable Funds Management Group,
 EQUITY                                                                                     LLC
                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Morgan Stanley Investment Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that      o   SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the
                              Barclays Capital Intermediate U.S. Government Bond
                              Index, including reinvestment of dividends, at a risk
                              level consistent with that of the Barclays Capital
                              Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Hirayama Investments, LLC

                                                                                        o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL              Seeks to achieve a total return (before expenses)         o   AllianceBernstein L.P.
 EQUITY INDEX(2)              that approximates the total return performance of a
                              compos- ite index comprised of 40% Dow Jones EURO
                              STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                              and 10% S&P/ASX 200 Index, including reinvestment of
                              dividends, at a risk level consistent with that of
                              the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS   Seeks to provide current income and long-term growth of   o   AXA Equitable Funds Management Group,
                              income, accompanied by growth of capital.                     LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o   J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a       o   AXA Equitable Funds Management Group,
                              secondary objective to seek reasonable current                LLC
                              income. For purposes of this Portfolio, the words
                              "reasonable current income" mean moderate income.         o   BlackRock Investment Management, LLC

                                                                                        o   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     Seeks to achieve a total return before expenses that      o   AllianceBernstein L.P.
                              approximates the total return performance of the
                              Russell 1000 Growth Index, including reinvestment of
                              dividends at a risk level consistent with that of the
                              Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS      Seeks to provide long-term capital growth.                o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX      Seeks to achieve a total return before expenses that      o   SSgA Funds Management, Inc.
                              approximates the total return performance of the
                              Russell 1000 Value Index, including reinvestment of
                              dividends, at a risk level consistent with that of
                              the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS       Seeks to achieve long-term growth of capital.             o   AllianceBernstein L.P.

                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 20

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST --
CLASS IB SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                   APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND   Seeks to achieve capital appreciation and growth of         o   Lord, Abbett & Co. LLC
 INCOME(1)                  income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP    Seeks to achieve capital appreciation and growth of         o   Lord, Abbett & Co. LLC
 CORE                       income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL        Seeks to achieve capital appreciation.                      o   MFS Investment Management
 GROWTH(3)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX            Seeks to achieve a total return before expenses that        o   SSgA Funds Management, Inc.
                            approximates the total return performance of the S&P
                            Mid Cap 400 Index, including reinvestment of dividends,
                            at a risk level consistent with that of the S&P Mid Cap
                            400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS       Seeks to achieve long-term capital appreciation.            o   AXA Equitable Funds Management Group,
                                                                                            LLC

                                                                                        o   BlackRock Investment Management, LLC

                                                                                        o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve    o   The Dreyfus Corporation
                            its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                      o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP   Seeks to achieve capital growth.                            o   Morgan Stanley Investment Management
 GROWTH                                                                                     Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND   Seeks to generate a return in excess of traditional money   o   Pacific Investment Management Company,
                            market products while maintaining an emphasis on pres-          LLC
                            ervation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS        Seeks to achieve high current income consistent with        o   AllianceBernstein L.P.
                            moderate risk to capital.
                                                                                        o   AXA Equitable Funds Management Group,
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the       o   AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and sec-    o   T. Rowe Price Associates, Inc.
 STOCK                      ondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation  o   UBS Global Asset Management (Americas)
                            with income as a secondary consideration.                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                 o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA        Seeks to achieve long-term capital growth.                  o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL        The fund's investment objective is total return through o   Invesco Advisers, Inc.
 ESTATE FUND                    growth of capital and current income.
                                                                                        o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL      The fund's investment objective is long-term growth of  o   Invesco Advisers, Inc.
 GROWTH FUND                    capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE       The fund's investment objective is long-term growth of  o   Invesco Advisers, Inc.
 EQUITY FUND                    capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY   The fund's investment objective is long-term growth of  o   Invesco Advisers, Inc.
 FUND                           capital.
------------------------------------------------------------------------------------------------------------------------------------


21 ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP          The fund seeks long-term capital growth. Income    o   American Century Investment
 VALUE FUND                          is a secondary objective.                              Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)        Seeks long-term capital appreciation.              o   Fidelity Management & Research Company
 PORTFOLIO                                                                                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME      Seeks high total return through a combination of   o   Fidelity Management & Research Company
 PORTFOLIO                           current income and capital appreciation.               (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP              Seeks long-term growth of capital.                 o   Fidelity Management & Research Company
 PORTFOLIO                                                                                  (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -  CLASS 2                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS            Seeks long-term capital appreciation, with         o   Franklin Advisory Services, LLC
 SECURITIES FUND                     preservation of capital as an important
                                     consideration.
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE             Seeks long-term total return.                      o   Franklin Advisory Services, LLC
 SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME            The Fund's principal investment goal is to earn    o   Franklin Advisers, Inc.
 SECURITIES FUND                     a high level of current income. Its secondary
                                     goal is long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES             The Fund's principal investment goal is capital    o   Franklin Mutual Advisers, LLC
 FUND                                appreciation. Its secondary goal is income.
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING                 Seeks long-term capital appreciation.              o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND                Seeks high current income, consistent with         o   Franklin Advisers, Inc.
 SECURITIES FUND                     preservation of capital. Capital appreciation is
                                     a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES          The Fund's investment goal is long-term capital    o   Templeton Global Advisors Limited
 FUND                                growth.
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP            Seeks long-term capital appreciation.              o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                 Seeks to provide long-term capital appreciation.   o   Waddell & Reed Investment Management
                                                                                            Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH         Seeks to provide growth of your investment.        o   Waddell & Reed Investment Management
                                                                                            Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP              Seeks growth of capital.                           o   Waddell & Reed Investment Management
 GROWTH                                                                                     Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING           Seeks long-term capital appreciation.              o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE           The fund's investment objective is to seek         o   Massachusetts Financial Services Company
 PORTFOLIO                           capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to seek         o   Massachusetts Financial Services Company
 SERIES                              capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------


                                           ABOUT THE PORTFOLIOS OF THE TRUSTS 22

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES        The fund's investment objective is to seek         o   Massachusetts Financial Services Company
                                     capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                            Seeks maximum real return consistent with prudent  o   Pacific Investment Management Company
 COMMODITYREALRETURN(R)              investment management.                                 LLC
 STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN                Seeks maximum real return, consistent with         o   Pacific Investment Management Company
 STRATEGY PORTFOLIO                  preservation of real capital and prudent               LLC
                                     investment management.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN               Seeks maximum total return, consistent with        o   Pacific Investment Management Company
 PORTFOLIO                           preservation of capital and prudent investment         LLC
                                     management.
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME          Seeks to provide substantial dividend income as    o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II                      well as long-term growth of capital through
                                     investments in the common stocks of established
                                     companies.
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                       OBJECTIVE                                          AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD              Seeks long-term capital appreciation by            o   Van Eck Associates Corporation
 ASSETS FUND                         investing primarily in "hard asset" securities.
                                     Income is a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------



(1) Effective on or about May 19, 2011, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.



                ----------------------------------------------------------------------------
                 REPLACED (CURRENT) PORTFOLIO        SURVIVING/NEW PORTFOLIO
                ----------------------------------------------------------------------------
                  EQ/Capital Guardian Growth         EQ/Large Cap Growth PLUS
                ----------------------------------------------------------------------------
                  EQ/Lord Abbett Growth and Income   EQ/Large Cap Value Index
                ----------------------------------------------------------------------------



(2) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 19, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.


23 ABOUT THE PORTFOLIOS OF THE TRUSTS

5. DETERMINING YOUR POLICY'S VALUE



--------------------------------------------------------------------------------


YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your policy account value will be credited with the same returns as are achieved by the Portfolios that you select and interest credited on amounts in the guaranteed interest option, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."


The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.


YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


                                             DETERMINING YOUR POLICY'S VALUE  24

6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------


RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:


o if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

o whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.


TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.



OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the automatic transfer service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not


25 TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.


                        TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS  26

7. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services(SM) Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o    you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o    the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your pay-



27  ACCESSING YOUR MONEY
ment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services(SM) Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services(SM) Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.



LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

o The net policy account value is not sufficient to cover the monthly deductions then due;

o The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or (b) the initial base policy face amount;

o    You have selected Death Benefit Option A;

o You have not received a payment under either the living benefits rider or the Long Term Care Services(SM) Rider;

o    The policy is not in a grace period; and

o No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

o We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

o Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

o Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

o    No additional loans or partial withdrawals may be requested.

o    No changes in face amount or death benefit option may be requested.

o No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

o All additional benefit riders and endorsements will terminate, including the Long Term Care Services(SM) Rider.

o    The paid up death benefit guarantee if applicable, may not be elected.

o    The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a) The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)  The outstanding loan and accrued loan interest, plus $10,000; or

(c)  The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services(SM) Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the


                                                        ACCESSING YOUR MONEY  28

Long Term Care Services(SM) Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------


EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."



SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services(SM) Rider (see "Other benefits you can add by rider: Long Term Care Services(SM) Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services(SM) Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services(SM) Rider. Long Term Care Services(SM) Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

29  ACCESSING YOUR MONEY

8. TAX INFORMATION



--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY


An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that generally:


o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


There may be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.


Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.



                                                             TAX INFORMATION  30

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES(SM) RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES(SM) RIDER. Benefits received under the Long Term Care Services(SM) Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.


Charges for the Long Term Care Services(SM) Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services(SM) Rider are generally not considered deductible for income tax purposes. The Long Term Care Services(SM) Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services(SM) Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.


UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the



31  TAX INFORMATION
rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.


The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES


If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation in 2012. During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2011, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping


                                                             TAX INFORMATION  32
taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.


OUR TAXES

The operations of our MONY America Variable Account L are reported in our federal income tax return. MONY America Variable Account L's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to MONY America Variable Account L for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to MONY America Variable Account L, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS


Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in



33  TAX INFORMATION
interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.


OTHER INFORMATION


There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.


                                                             TAX INFORMATION  34

9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS



--------------------------------------------------------------------------------


GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.



PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

o    the insured's attained age is not more than 120;

o you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

o we are not waiving monthly charges under the terms of a disability waiver rider;

o you have not received any payment under a living benefits rider or under the Long Term Care Services(SM) Rider;

o the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

o the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

o the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

o    the election would not reduce the face amount (see below) below $100,000;

o no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

o You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services(SM) Rider, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option
A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.


POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.



35  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

o    premium payments

o    partial withdrawals

o    changes to the policy's face amount or death benefit option

o any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services(SM) Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.


OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

o    extended no lapse guarantee - Described below.

o    Long Term Care Services(SM) Rider - Described below.

o disability deduction waiver - This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

o option to purchase additional insurance - This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

o children's term insurance - This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

o    charitable legacy rider-Described below.

We add the following benefits automatically at no charge to each eligible policy:

o substitution of insured person rider - (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

o living benefits rider - (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

o paid up death benefit guarantee - (see "Paid up death benefit guarantee" earlier in this section).

o loan extension endorsement - (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be



                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  36
selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider.



--------------------------------------------------------------------------------
 ISSUE AGE        EXTENDED NO LAPSE GUARANTEE PERIOD
--------------------------------------------------------------------------------
0-35              40 years from issue age

36-45             Period extends until attained age 75

46-60             30 years from issue age

61-70             Period extends until attained age 90
--------------------------------------------------------------------------------



If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

o    The rider has not terminated;

o The guarantee premium test for no lapse guarantees has been satisfied (see "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

o The death benefit option under the policy has been Option A since it was issued; and

o Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

o PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

o TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARAN TEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

o PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

o RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

     --   the date your policy ends without value at the end of a grace period;


     --   the date you surrender your policy;

     -- the expiration date of the extended no lapse guarantee period shown in your policy;

     -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

     --   the effective date of the election of the paid up death benefit guarantee;

     -- the date that a new insured person is substituted for the original insured person;

     -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

     --   the date the policy goes on loan extension; or

     -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.



37  MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

This rider cannot be reinstated once it has been terminated.

LONG TERM CARE SERVICES(SM) RIDER(1). In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.(2) Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services(SM) Rider are being paid we will waive the monthly charge for the Long Term Care Services(SM) Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

o ELIMINATION PERIOD. The Long Term Care Services(SM) Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

o PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services(SM) Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;



----------------------
(1) In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.

(2) For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.


                         MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS  38

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5.   the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7.   the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4.   The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7.   The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

o RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2.   upon termination or surrender of the policy;

3.   the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5.   the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7.   the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

o EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services(SM) Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.



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The designated beneficiary of this rider must be an accredited 501(c)
organization under IRS Code 170. See www.IRS.gov for valid organizations.

o RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

     --   the termination of the policy;

     --   the surrender of the policy;

     -- the date we receive the policy owner's written request to terminate the rider;

     --   the date of the insured's death; or

     --   the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.



VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.


MONY America or your financial professional can advise you about any variations that may apply to your policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", an interest-bearing account with draft-writing privileges that functions like a checking account. In that case, we will send the beneficiary a checkbook, and the beneficiary will have immediate access to the proceeds by writing a check for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. We will receive any investment earnings during the period such amounts remain in the general account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.


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10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES



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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary: Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

o PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

o SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

o REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

o TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

o ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account



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value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

o EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

o COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.


Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.


o MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in



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relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

o ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age 100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

o LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.


OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

o CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

o DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

o OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

o EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.

o LONG TERM CARE SERVICES(SM) RIDER. If you choose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.



CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o    Management fees.

o    12b-1 fees.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


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11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY



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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's Investment Start Date (discussed below)

o    loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:


o    withdrawals

o    tax withholding elections

o    face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o    surrenders

o    changes of owner

o    changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o    loans

o    transfers among variable investment options

o    assignments

o    termination of paid up death benefit guarantee

o    request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o    changes in face amount

o    election of paid up death benefit guarantee

o    changes in death benefit option

o    changes of insured person

o    restoration of terminated policies

o    termination of any additional benefit riders you have elected


AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


o If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue


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     the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.


INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and (2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services(SM) Rider will terminate. It may also affect the face amount that a policy


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will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.


FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.



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12. MORE INFORMATION ABOUT OTHER MATTERS



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ABOUT OUR GENERAL ACCOUNT


This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation


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agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

o    changes of premium allocation percentages

o    changes of address

o    request forms and statements

o to request a policy loan (loan requests cannot be made online by corporate policyholders)

o    enroll for electronic delivery and view statements/documents online

o    to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.


If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.


If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


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SUICIDE AND CERTAIN MISSTATEMENTS


If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.



CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;

o end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

o operate MONY America Variable Account L under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect MONY America Variable Account L;

o operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.


DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal


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business address is 1290 Avenue of the Americas, New York, NY 10104. The
Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.



                                        MORE INFORMATION ABOUT OTHER MATTERS  50

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.



51  MORE INFORMATION ABOUT OTHER MATTERS

LEGAL PROCEEDINGS


MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.


                                        MORE INFORMATION ABOUT OTHER MATTERS  52

13. FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA


--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.






53  FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA

14. PERSONALIZED ILLUSTRATIONS



--------------------------------------------------------------------------------


ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics;
(ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2010 (or expected to be incurred in 2011, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2010. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQAT funds, just the AXA Strategic Allocation funds, or all funds. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request an illustration of the GIO.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, we do not charge you for an in-force policy illustration. However, we reserve the right to charge up to $25 for each illustration requested. Appendix I to the prospectus contains an arithmetic hypothetical illustration.



                                                  PERSONALIZED ILLUSTRATIONS  54

Appendix I: Hypothetical illustrations



--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND
                             ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.15)%, 4.78% and 10.72% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be (1.07)%, 4.87% and 10.81%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). Because Incentive Life Legacy(R) II was first offered in 2009, this reduction has not yet taken effect under any Incentive Life Legacy(R) II policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68% for policies with the extended no lapse guarantee rider in effect (0.65% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.47% for policies with the extended no lapse guarantee rider in effect (0.42% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

I-1 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST




------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST  ---------------------------------------------
   YEAR       PER YEAR       0% GROSS     6% GROSS       12% GROSS
------------------------------------------------------------------------
     1       $    2,268      $400,000     $400,000      $  400,000
     2       $    4,649      $400,000     $400,000      $  400,000
     3       $    7,150      $400,000     $400,000      $  400,000
     4       $    9,775      $400,000     $400,000      $  400,000
     5       $   12,532      $400,000     $400,000      $  400,000
     6       $   15,427      $400,000     $400,000      $  400,000
     7       $   18,466      $400,000     $400,000      $  400,000
     8       $   21,657      $400,000     $400,000      $  400,000
     9       $   25,008      $400,000     $400,000      $  400,000
    10       $   28,527      $400,000     $400,000      $  400,000
    15       $   48,940      $400,000     $400,000      $  400,000
    20       $   74,994      $400,000     $400,000      $  400,000
    25       $  108,245      $400,000     $400,000      $  400,000
    30       $  150,683      $400,000     $400,000      $  400,000
    35       $  204,846      $400,000     $400,000      $  558,408
    40       $  273,974      $400,000     $400,000      $  858,346
    45       $  362,200            **     $400,000      $1,404,023
    50       $  474,801            **     $400,000      $2,322,232
    55       $  618,512            **     $400,000      $3,808,732
    60       $  801,928            **           **      $6,012,051
    65       $1,036,018            **           **      $9,925,601
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1      $  1,408     $   1,507    $    1,607     $      0      $       0    $        0
     2      $  2,843     $   3,128    $    3,427     $      0      $       0    $        0
     3      $  4,234     $   4,798    $    5,410     $      0      $       0    $        0
     4      $  5,589     $   6,523    $    7,577     $      0      $       0    $    1,019
     5      $  6,896     $   8,293    $    9,932     $    822      $   2,219    $    3,858
     6      $  8,164     $  10,117    $   12,501     $  2,594      $   4,547    $    6,931
     7      $  9,397     $  12,002    $   15,311     $  4,351      $   6,956    $   10,265
     8      $ 10,594     $  13,947    $   18,381     $  6,093      $   9,447    $   13,880
     9      $ 11,862     $  16,070    $   21,857     $  7,929      $  12,136    $   17,923
    10      $ 13,089     $  18,256    $   25,653     $  9,746      $  14,913    $   22,309
    15      $ 19,264     $  30,997    $   51,508     $ 19,264      $  30,997    $   51,508
    20      $ 25,175     $  47,559    $   95,721     $ 25,175      $  47,559    $   95,721
    25      $ 29,401     $  67,013    $  167,808     $ 29,401      $  67,013    $  167,808
    30      $ 30,191     $  88,432    $  285,873     $ 30,191      $  88,432    $  285,873
    35      $ 24,729     $ 109,985    $  481,386     $ 24,729      $ 109,985    $  481,386
    40      $  8,420     $ 128,688    $  802,192     $  8,420      $ 128,688    $  802,192
    45            **     $ 141,766    $1,337,165           **      $ 141,766    $1,337,165
    50            **     $ 136,727    $2,211,650           **      $ 136,727    $2,211,650
    55            **     $  87,006    $3,627,363           **      $  87,006    $3,627,363
    60            **            **    $5,952,526           **             **    $5,952,526
    65            **            **    $9,827,328           **             **    $9,827,328
---------------------------------------------------------------------------------------------

* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-2

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST




------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST  ---------------------------------------------
   YEAR       PER YEAR       0% GROSS      6% GROSS     12% GROSS
------------------------------------------------------------------------
     1       $    2,268      $400,000      $400,000    $  400,000
     2       $    4,649      $400,000      $400,000    $  400,000
     3       $    7,150      $400,000      $400,000    $  400,000
     4       $    9,775      $400,000      $400,000    $  400,000
     5       $   12,532      $400,000      $400,000    $  400,000
     6       $   15,427      $400,000      $400,000    $  400,000
     7       $   18,466      $400,000      $400,000    $  400,000
     8       $   21,657      $400,000      $400,000    $  400,000
     9       $   25,008      $400,000      $400,000    $  400,000
    10       $   28,527      $400,000      $400,000    $  400,000
    15       $   48,940      $400,000      $400,000    $  400,000
    20       $   74,994      $400,000      $400,000    $  400,000
    25       $  108,245      $400,000      $400,000    $  400,000
    30       $  150,683      $400,000      $400,000    $  400,000
    35       $  204,846      $400,000      $400,000    $  400,000
    40       $  273,974      $400,000      $400,000    $  400,000
    45       $  362,200            **            **    $  400,000
    50       $  474,801            **            **    $  572,603
    55       $  618,512            **            **    $  888,300
    60       $  801,928            **            **    $1,324,172
    65       $1,036,018            **            **    $2,079,865
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1     $ 1,046     $  1,133    $    1,221        $     0     $      0    $        0
     2     $ 2,107     $  2,347    $    2,600        $     0     $      0    $        0
     3     $ 3,126     $  3,588    $    4,091        $     0     $      0    $        0
     4     $ 4,090     $  4,840    $    5,691        $     0     $      0    $        0
     5     $ 5,003     $  6,108    $    7,414        $     0     $     35    $    1,341
     6     $ 5,863     $  7,390    $    9,268        $   293     $  1,820    $    3,698
     7     $ 6,660     $  8,674    $   11,255        $ 1,614     $  3,628    $    6,209
     8     $ 7,382     $  9,948    $   13,375        $ 2,881     $  5,447    $    8,874
     9     $ 8,024     $ 11,204    $   15,634        $ 4,091     $  7,270    $   11,700
    10     $ 8,577     $ 12,431    $   18,035        $ 5,233     $  9,088    $   14,691
    15     $ 9,988     $ 18,013    $   32,647        $ 9,988     $ 18,013    $   32,647
    20     $ 8,874     $ 22,154    $   53,242        $ 8,874     $ 22,154    $   53,242
    25     $ 2,582     $ 21,426    $   80,615        $ 2,582     $ 21,426    $   80,615
    30     $     0     $ 10,958    $  116,837        $     0     $ 10,958    $  116,837
    35     $     0     $      0    $  164,804        $     0     $      0    $  164,804
    40     $     0     $      0    $  233,095        $     0     $      0    $  233,095
    45          **           **    $  344,985             **           **    $  344,985
    50          **           **    $  545,336             **           **    $  545,336
    55          **           **    $  846,000             **           **    $  846,000
    60          **           **    $1,311,061             **           **    $1,311,061
    65          **           **    $2,059,272             **           **    $2,059,272
---------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

I-3 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST  ---------------------------------------------
   YEAR       PER YEAR       0% GROSS      6% GROSS     12% GROSS
------------------------------------------------------------------------
     1       $    2,268     $400,000       $400,000    $   400,000
     2       $    4,649     $400,000       $400,000    $   400,000
     3       $    7,150     $400,000       $400,000    $   400,000
     4       $    9,775     $400,000       $400,000    $   400,000
     5       $   12,532     $400,000       $400,000    $   400,000
     6       $   15,427     $400,000       $400,000    $   400,000
     7       $   18,466     $400,000       $400,000    $   400,000
     8       $   21,657     $400,000       $400,000    $   400,000
     9       $   25,008     $400,000       $400,000    $   400,000
    10       $   28,527     $400,000       $400,000    $   400,000
    15       $   48,940     $400,000       $400,000    $   400,000
    20       $   74,994     $400,000       $400,000    $   400,000
    25       $  108,245     $400,000       $400,000    $   400,000
    30       $  150,683     $400,000       $400,000    $   400,000
    35       $  204,846     $400,000       $400,000    $   628,403
    40       $  273,974     $400,000       $400,000    $   976,033
    45       $  362,200           **       $400,000    $ 1,605,444
    50       $  474,801           **       $400,000    $ 2,671,406
    55       $  618,512           **       $400,000    $ 4,409,090
    60       $  801,928           **       $400,000    $ 7,004,883
    65       $1,036,018           **             **    $11,641,078
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1      $  1,498     $   1,600    $     1,703    $      0     $       0    $         0
     2      $  3,022     $   3,321    $     3,633    $      0     $       0    $         0
     3      $  4,506     $   5,099    $     5,742    $      0     $       0    $         0
     4      $  5,955     $   6,941    $     8,051    $      0     $     383    $     1,493
     5      $  7,356     $   8,836    $    10,568    $  1,283     $   2,762    $     4,494
     6      $  8,720     $  10,795    $    13,322    $  3,150     $   5,225    $     7,752
     7      $ 10,050     $  12,824    $    16,341    $  5,004     $   7,778    $    11,295
     8      $ 11,345     $  14,925    $    19,648    $  6,844     $  10,424    $    15,147
     9      $ 12,713     $  17,214    $    23,393    $  8,779     $  13,280    $    19,459
    10      $ 14,040     $  19,579    $    27,493    $ 10,697     $  16,235    $    24,149
    15      $ 20,732     $  33,420    $    55,581    $ 20,732     $  33,420    $    55,581
    20      $ 27,256     $  51,668    $   104,206    $ 27,256     $  51,668    $   104,206
    25      $ 32,133     $  73,533    $   184,602    $ 32,133     $  73,533    $   184,602
    30      $ 33,602     $  98,391    $   318,321    $ 33,602     $  98,391    $   318,321
    35      $ 28,833     $ 124,912    $   541,727    $ 28,833     $ 124,912    $   541,727
    40      $ 13,214     $ 151,029    $   912,180    $ 13,214     $ 151,029    $   912,180
    45            **     $ 174,399    $ 1,528,994          **     $ 174,399    $ 1,528,994
    50            **     $ 187,663    $ 2,544,197          **     $ 187,663    $ 2,544,197
    55            **     $ 175,728    $ 4,199,134          **     $ 175,728    $ 4,199,134
    60            **     $ 101,356    $ 6,935,528          **     $ 101,356    $ 6,935,528
    65            **            **    $11,525,819          **            **    $11,525,819
---------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-4

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST ----------------------------------------------
   YEAR       PER YEAR      0% GROSS     6% GROSS     12% GROSS
------------------------------------------------------------------------
     1       $    2,268     $400,000     $400,000    $  400,000
     2       $    4,649     $400,000     $400,000    $  400,000
     3       $    7,150     $400,000     $400,000    $  400,000
     4       $    9,775     $400,000     $400,000    $  400,000
     5       $   12,532     $400,000     $400,000    $  400,000
     6       $   15,427     $400,000     $400,000    $  400,000
     7       $   18,466     $400,000     $400,000    $  400,000
     8       $   21,657     $400,000     $400,000    $  400,000
     9       $   25,008     $400,000     $400,000    $  400,000
    10       $   28,527     $400,000     $400,000    $  400,000
    15       $   48,940     $400,000     $400,000    $  400,000
    20       $   74,994     $400,000     $400,000    $  400,000
    25       $  108,245     $400,000     $400,000    $  400,000
    30       $  150,683           **     $400,000    $  400,000
    35       $  204,846           **           **    $  400,000
    40       $  273,974           **           **    $  400,000
    45       $  362,200           **           **    $  548,616
    50       $  474,801           **           **    $  870,791
    55       $  618,512           **           **    $1,354,069
    60       $  801,928           **           **    $2,026,348
    65       $1,036,018           **           **    $3,198,437
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1      $  1,135     $  1,226    $    1,317     $      0     $      0    $        0
     2      $  2,285     $  2,539    $    2,804     $      0     $      0    $        0
     3      $  3,395     $  3,885    $    4,418     $      0     $      0    $        0
     4      $  4,449     $  5,250    $    6,157     $      0     $      0    $        0
     5      $  5,454     $  6,640    $    8,037     $      0     $    566    $    1,963
     6      $  6,406     $  8,051    $   10,068     $    836     $  2,481    $    4,498
     7      $  7,295     $  9,472    $   12,254     $  2,249     $  4,426    $    7,208
     8      $  8,109     $ 10,892    $   14,599     $  3,608     $  6,391    $   10,098
     9      $  8,844     $ 12,305    $   17,110     $  4,911     $  8,371    $   13,177
    10      $  9,489     $ 13,697    $   19,795     $  6,146     $ 10,354    $   16,452
    15      $ 11,356     $ 20,269    $   36,446     $ 11,356     $ 20,269    $   36,446
    20      $ 10,675     $ 25,715    $   60,648     $ 10,675     $ 25,715    $   60,648
    25      $  4,771     $ 26,701    $   94,450     $  4,771     $ 26,701    $   94,450
    30             **    $ 18,489    $  142,344           **     $ 18,489    $  142,344
    35             **           **   $  212,415           **           **    $  212,415
    40             **           **   $  325,506           **           **    $  325,506
    45             **           **   $  522,491           **           **    $  522,491
    50             **           **   $  829,324           **           **    $  829,324
    55             **           **   $1,289,590           **           **    $1,289,590
    60             **           **   $2,006,285           **           **    $2,006,285
    65             **           **   $3,166,769           **           **    $3,166,769
---------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

I-5 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST



------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST ----------------------------------------------
   YEAR       PER YEAR       0% GROSS     6% GROSS     12% GROSS
------------------------------------------------------------------------
     1       $    2,268      $401,497     $401,600    $  401,702
     2       $    4,649      $403,021     $403,320    $  403,632
     3       $    7,150      $404,504     $405,097    $  405,739
     4       $    9,775      $405,951     $406,937    $  408,046
     5       $   12,532      $407,351     $408,829    $  410,560
     6       $   15,427      $408,712     $410,785    $  413,309
     7       $   18,466      $410,039     $412,810    $  416,321
     8       $   21,657      $411,330     $414,904    $  419,620
     9       $   25,008      $412,693     $417,185    $  423,352
    10       $   28,527      $414,015     $419,541    $  427,437
    15       $   48,940      $420,657     $433,286    $  455,340
    20       $   74,994      $427,073     $451,277    $  503,345
    25       $  108,245      $431,707     $472,448    $  581,666
    30       $  150,683      $432,622     $495,339    $  708,005
    35       $  204,846      $426,811     $516,703    $  910,279
    40       $  273,974      $409,898     $530,693    $1,233,167
    45       $  362,200            **     $528,848    $1,750,123
    50       $  474,801            **     $492,034    $2,574,240
    55       $  618,512            **           **    $3,888,372
    60       $  801,928            **           **    $5,999,483
    65       $1,036,018            **           **    $9,433,812
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1      $  1,497     $   1,600    $    1,702     $      0     $       0    $        0
     2      $  3,021     $   3,320    $    3,632     $      0     $       0    $        0
     3      $  4,504     $   5,097    $    5,739     $      0     $       0    $        0
     4      $  5,951     $   6,937    $    8,046     $      0     $     379    $    1,489
     5      $  7,351     $   8,829    $   10,560     $  1,277     $   2,755    $    4,486
     6      $  8,712     $  10,785    $   13,309     $  3,142     $   5,214    $    7,739
     7      $ 10,039     $  12,810    $   16,321     $  4,993     $   7,764    $   11,275
     8      $ 11,330     $  14,904    $   19,620     $  6,829     $  10,403    $   15,119
     9      $ 12,693     $  17,185    $   23,352     $  8,760     $  13,252    $   19,418
    10      $ 14,015     $  19,541    $   27,437     $ 10,671     $  16,197    $   24,093
    15      $ 20,657     $  33,286    $   55,340     $ 20,657     $  33,286    $   55,340
    20      $ 27,073     $  51,277    $  103,345     $ 27,073     $  51,277    $  103,345
    25      $ 31,707     $  72,448    $  181,666     $ 31,707     $  72,448    $  181,666
    30      $ 32,622     $  95,339    $  308,005     $ 32,622     $  95,339    $  308,005
    35      $ 26,811     $ 116,703    $  510,279     $ 26,811     $ 116,703    $  510,279
    40      $  9,898     $ 130,693    $  833,167     $  9,898     $ 130,693    $  833,167
    45            **     $ 128,848    $1,350,123           **     $ 128,848    $1,350,123
    50            **     $  92,034    $2,174,240           **     $  92,034    $2,174,240
    55            **            **    $3,488,372           **            **    $3,488,372
    60            **            **    $5,599,483           **            **    $5,599,483
    65            **            **    $9,033,812           **            **    $9,033,812
---------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                      APPENDIX I: HYPOTHETICAL ILLUSTRATIONS I-6

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT


MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST



------------------------------------------------------------------------
                                       DEATH BENEFIT
              PREMIUMS           ASSUMING HYPOTHETICAL GROSS
  END OF    ACCUMULATED         ANNUAL INVESTMENT RETURN OF:
  POLICY   AT 5% INTEREST ----------------------------------------------
   YEAR       PER YEAR       0% GROSS      6% GROSS     12% GROSS
------------------------------------------------------------------------
     1       $    2,268      $401,133      $401,224     $401,315
     2       $    4,649      $402,280      $402,533     $402,798
     3       $    7,150      $403,386      $403,874     $404,406
     4       $    9,775      $404,434      $405,232     $406,135
     5       $   12,532      $405,431      $406,611     $408,001
     6       $   15,427      $406,373      $408,008     $410,013
     7       $   18,466      $407,250      $409,412     $412,174
     8       $   21,657      $408,051      $410,811     $414,484
     9       $   25,008      $408,769      $412,195     $416,951
    10       $   28,527      $409,395      $413,553     $419,578
    15       $   48,940      $411,117      $419,821     $435,606
    20       $   74,994      $410,221      $424,633     $458,071
    25       $  108,245      $404,064      $424,348     $487,005
    30       $  150,683            **      $414,097     $522,026
    35       $  204,846            **            **     $559,111
    40       $  273,974            **            **     $589,859
    45       $  362,200            **            **     $587,364
    50       $  474,801            **            **     $489,188
    55       $  618,512            **            **           **
    60       $  801,928            **            **           **
    65       $1,036,018            **            **           **
------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                       ACCOUNT VALUE                       NET CASH SURRENDER VALUE
                ASSUMING HYPOTHETICAL GROSS               ASSUMING HYPOTHETICAL GROSS
  END OF        ANNUAL INVESTMENT RETURN OF:             ANNUAL INVESTMENT RETURN OF:
  POLICY  -----------------------------------------------------------------------------------
   YEAR     0% GROSS      6% GROSS     12% GROSS     0% GROSS      6% GROSS     12% GROSS
---------------------------------------------------------------------------------------------
     1      $  1,133     $  1,224     $   1,315     $      0     $      0     $       0
     2      $  2,280     $  2,533     $   2,798     $      0     $      0     $       0
     3      $  3,386     $  3,874     $   4,406     $      0     $      0     $       0
     4      $  4,434     $  5,232     $   6,135     $      0     $      0     $       0
     5      $  5,431     $  6,611     $   8,001     $      0     $    537     $   1,927
     6      $  6,373     $  8,008     $  10,013     $    803     $  2,438     $   4,443
     7      $  7,250     $  9,412     $  12,174     $  2,204     $  4,366     $   7,128
     8      $  8,051     $ 10,811     $  14,484     $  3,550     $  6,310     $   9,983
     9      $  8,769     $ 12,195     $  16,951     $  4,836     $  8,261     $  13,018
    10      $  9,395     $ 13,553     $  19,578     $  6,051     $ 10,210     $  16,234
    15      $ 11,117     $ 19,821     $  35,606     $ 11,117     $ 19,821     $  35,606
    20      $ 10,221     $ 24,633     $  58,071     $ 10,221     $ 24,633     $  58,071
    25      $  4,064     $ 24,348     $  87,005     $  4,064     $ 24,348     $  87,005
    30            **     $ 14,097     $ 122,026           **     $ 14,097     $ 122,026
    35            **           **     $ 159,111           **           **     $ 159,111
    40            **           **     $ 189,859           **           **     $ 189,859
    45            **           **     $ 187,364           **           **     $ 187,364
    50            **           **     $  89,188           **           **     $  89,188
    55            **           **            **           **           **            **
    60            **           **            **           **           **            **
    65            **           **            **           **           **            **
---------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**   Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


I-7 APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Calculating the alternate death benefit



--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).


--------------------------------------------------------------------------------
                                              POLICY 1      POLICY 2
--------------------------------------------------------------------------------
Face Amount                                  $100,000       $100,000

Policy Account Value on the Date of Death    $ 35,000       $ 85,000

Death Benefit Percentage                       120%            120%

Death Benefit under Option A                 $100,000       $102,000

Death Benefit under Option B                 $135,000       $185,000
--------------------------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).


--------------------------------------------------------------------------------
                                               POLICY 1      POLICY 2
--------------------------------------------------------------------------------
Face Amount                                   $ 100,000     $ 100,000

Policy Account Value on the Date of Death     $  35,000     $  85,000

Death Benefit Percentage                         185.7%        185.7%

Death Benefit under Option A                  $ 100,000     $ 102,000

Death Benefit under Option B                  $ 135,000     $ 185,000
--------------------------------------------------------------------------------


                       APPENDIX II: CALCULATING THE ALTERNATE DEATH BENEFIT II-1

Requesting more information



--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2011, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations free of charge by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                            PAGE

Who is MONY Life Insurance Company of America?                                 2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to MONY America                              2

Custodian and independent registered public accounting firm                    2

Financial Statements                                                           3


                                                                       811-04234

Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2011


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2011. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account L ("Variable Account L"). We established Variable Account L under Arizona Law in 1985. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.


TABLE OF CONTENTS

Who is MONY Life Insurance Company of America?                                 2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to MONY America                              2

Custodian and independent registered public accounting firm                    2

Financial statements                                                           2


       Copyright 2011. MONY Life Insurance Company of America, New York,
                                New York 10104.
 All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.



                                                                          e13499

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.



MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.



WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.


DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of June 6, 2005, as amended, between AXA Advisors and MONY America. For the years ended 2010, 2009 and 2008, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $34,438,800 in 2010, $22,334,164 in 2009 and $37,821,266 in 2008. Of
this, AXA Advisors retained $23,984,795, $10,835,670 and $15,576,553, respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors as the distributor of certain contracts, including these policies, and as the principal underwriter of several MONY America's separate accounts, including Variable Account L, $34,144,597 in 2010, $21,948,314 in 2009 and $27,141,722 in 2008.



UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.


INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of MONY America Variable Account L for the year ended December 31, 2010, and for each of the two years in the period ended December 31, 2010, and the financial statements of MONY America at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.



FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules, and as disclosed in MONY America's Form 10-K.

The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm.......................2
 Statements of Assets and Liabilities as of December 31, 2010................F-3
 Statements of Operations for the Year Ended December 31, 2010..............F-25
 Statements of Changes in Net Assets for the Years Ended December 31, 2010
  and December 31, 2009 ....................................................F-41
 Notes to Financial Statements..............................................F-72

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm.....................F-1
 Balance Sheets, December 31, 2010 and December 31, 2009.....................F-2
 Statements of Earnings (Loss), Years Ended December 31, 2010, 2009
  and 2008 ..................................................................F-3
 Statements of Shareholder's Equity and Comprehensive income (Loss),
  Years Ended December 31, 2010, 2009 and 2008 ..............................F-4
 Statements of Cash Flows, Years Ended December 31, 2010, 2009
  and 2008...................................................................F-5
Notes to Financial Statements ...............................................F-6



                                     FSA-1                                e13367

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account L listed in Note 1 at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 25, 2011

                                     FSA-2

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                             AMERICAN
                                                             ALL ASSET    CENTURY VP MID   AXA AGGRESSIVE
                                                            ALLOCATION*      CAP VALUE       ALLOCATION*
                                                           ------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $70,736,874       $25,168        $17,566,059
Receivable for The Trusts shares sold.....................        6,041            --                 --
Receivable for policy-related transactions................           --            --              1,281
                                                            -----------       -------        -----------
  Total Assets............................................   70,742,915        25,168         17,567,340
                                                            ===========       =======        ===========
LIABILITIES:
Payable for The Trusts shares purchased...................           --            --              1,281
Payable for policy-related transactions...................        6,041            --                 --
                                                            -----------       -------        -----------
  Total Liabilities.......................................        6,041            --              1,281
                                                            ===========       =======        ===========
NET ASSETS................................................  $70,736,874       $25,168        $17,566,059
                                                            ===========       =======        ===========
NET ASSETS:
Accumulation Units........................................   70,695,088        25,168         17,565,385
Retained by MONY America in Separate Account
 MLOA L...................................................       41,786            --                674
                                                            -----------       -------        -----------
TOTAL NET ASSETS..........................................  $70,736,874       $25,168        $17,566,059
                                                            ===========       =======        ===========
Investments in shares of The Trusts, at cost..............  $69,721,138       $23,574        $18,138,006
THE TRUSTS SHARES HELD
 Class A..................................................           --            --                 82
 Class B..................................................    3,822,800            --          1,751,336
 Class II.................................................           --         1,780                 --



                                                            AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-
                                                              STRATEGY*       ALLOCATION*     GROWTH STRATEGY*   PLUS ALLOCATION*
                                                           -------------- ------------------ ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $2,560,281       $2,496,553          $788,009          $5,285,853
Receivable for The Trusts shares sold.....................           --               56                --               1,197
Receivable for policy-related transactions................          519               --                --                  --
                                                             ----------       ----------          --------          ----------
  Total Assets............................................    2,560,800        2,496,609           788,009           5,287,050
                                                             ==========       ==========          ========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................          519               --                --                  --
Payable for policy-related transactions...................           --               56                --               1,197
                                                             ----------       ----------          --------          ----------
  Total Liabilities.......................................          519               56                --               1,197
                                                             ==========       ==========          ========          ==========
NET ASSETS................................................   $2,560,281       $2,496,553          $788,009          $5,285,853
                                                             ==========       ==========          ========          ==========
NET ASSETS:
Accumulation Units........................................    2,560,281        2,490,875           788,009           5,285,798
Retained by MONY America in Separate Account
 MLOA L...................................................           --            5,678                --                  55
                                                             ----------       ----------          --------          ----------
TOTAL NET ASSETS..........................................   $2,560,281       $2,496,553          $788,009          $5,285,853
                                                             ==========       ==========          ========          ==========
Investments in shares of The Trusts, at cost..............   $2,443,181       $2,532,548          $764,129          $5,272,198
THE TRUSTS SHARES HELD
 Class A..................................................           --           13,438                --               1,380
 Class B..................................................      208,694          247,658            65,683             548,158
 Class II.................................................           --               --                --                  --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        AXA CONSERVATIVE  AXA GROWTH   AXA MODERATE
                                                           STRATEGY*       STRATEGY*    ALLOCATION*
                                                       ----------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $538,737      $2,591,450   $27,881,109
Receivable for The Trusts shares sold.................            --              --            --
Receivable for policy-related transactions............           614             742        83,369
                                                            --------      ----------   -----------
  Total Assets........................................       539,351       2,592,192    27,964,478
                                                            ========      ==========   ===========
LIABILITIES:
Payable for The Trusts shares purchased...............           614             742        83,369
Payable for policy-related transactions...............            --              --            --
                                                            --------      ----------   -----------
  Total Liabilities...................................           614             742        83,369
                                                            ========      ==========   ===========
NET ASSETS............................................      $538,737      $2,591,450   $27,881,109
                                                            ========      ==========   ===========
NET ASSETS:
Accumulation Units....................................       538,737       2,591,450    27,875,441
Retained by MONY America in Separate Account
 MLOA L...............................................            --              --         5,668
                                                            --------      ----------   -----------
TOTAL NET ASSETS......................................      $538,737      $2,591,450   $27,881,109
                                                            ========      ==========   ===========
Investments in shares of The Trusts, at cost..........      $545,516      $2,420,862   $28,120,479
THE TRUSTS SHARES HELD
 Class A..............................................            --              --           232
 Class B..............................................        48,055         198,207     2,084,811



                                                          AXA MODERATE       AXA MODERATE-    AXA TACTICAL   AXA TACTICAL
                                                        GROWTH STRATEGY*   PLUS ALLOCATION*   MANAGER 400*   MANAGER 500*
                                                       ------------------ ------------------ -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $7,435,921         $57,466,485        $60,432        $31,465
Receivable for The Trusts shares sold.................             --                  --             --             --
Receivable for policy-related transactions............         12,527                  --             --             --
                                                           ----------         -----------        -------        -------
  Total Assets........................................      7,448,448          57,466,485         60,432         31,465
                                                           ==========         ===========        =======        =======
LIABILITIES:
Payable for The Trusts shares purchased...............         12,527              25,342             --             --
Payable for policy-related transactions...............             --              24,062             --             --
                                                           ----------         -----------        -------        -------
  Total Liabilities...................................         12,527              49,404             --             --
                                                           ==========         ===========        =======        =======
NET ASSETS............................................     $7,435,921         $57,417,081        $60,432        $31,465
                                                           ==========         ===========        =======        =======
NET ASSETS:
Accumulation Units....................................      7,435,921          57,415,820         60,432         31,465
Retained by MONY America in Separate Account
 MLOA L...............................................             --               1,261             --             --
                                                           ----------         -----------        -------        -------
TOTAL NET ASSETS......................................     $7,435,921         $57,417,081        $60,432        $31,465
                                                           ==========         ===========        =======        =======
Investments in shares of The Trusts, at cost..........     $6,999,446         $59,696,404        $59,408        $30,434
THE TRUSTS SHARES HELD
 Class A..............................................             --               5,414             --             --
 Class B..............................................        576,454           5,541,494          3,941          2,298

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                             AXA TACTICAL
                                                             AXA TACTICAL       MANAGER        DREYFUS STOCK    EQ/ALLIANCEBERNSTEIN
                                                            MANAGER 2000*   INTERNATIONAL*   INDEX FUND, INC.      INTERNATIONAL*
                                                           --------------- ---------------- ------------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $28,273          $32,515         $24,281,478          $3,106,916
Receivable for The Trusts shares sold.....................          --               --             224,689                 285
Receivable for policy-related transactions................          --               --                  --                  --
                                                               -------          -------         -----------          ----------
  Total Assets............................................      28,273           32,515          24,506,167           3,107,201
                                                               =======          =======         ===========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................          --               --                  --                  --
Payable for policy-related transactions...................          --               --             224,689                 285
                                                               -------          -------         -----------          ----------
  Total Liabilities.......................................          --               --             224,689                 285
                                                               =======          =======         ===========          ==========
NET ASSETS................................................     $28,273          $32,515         $24,281,478          $3,106,916
                                                               =======          =======         ===========          ==========
NET ASSETS:
Accumulation Units........................................      28,273           32,515          24,263,263           3,106,858
Retained by MONY America in Separate Account
 MLOA L...................................................          --               --              18,215                  58
                                                               -------          -------         -----------          ----------
TOTAL NET ASSETS..........................................     $28,273          $32,515         $24,281,478          $3,106,916
                                                               =======          =======         ===========          ==========
Investments in shares of The Trusts, at cost..............     $27,263          $31,786         $23,942,071          $3,363,296
THE TRUSTS SHARES HELD
 Class A..................................................          --               --                  --              80,343
 Class B..................................................       1,856            2,557                  --             285,458
 Initial Shares...........................................          --               --             818,385                  --



                                                                                    EQ/BLACKROCK   EQ/BLACKROCK
                                                             EQ/ALLIANCEBERNSTEIN    BASIC VALUE   INTERNATIONAL
                                                               SMALL CAP GROWTH*       EQUITY*        VALUE*
                                                            ---------------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $2,040,360         $3,293,001     $5,520,000
Receivable for The Trusts shares sold.....................                --                 --             --
Receivable for policy-related transactions................               763                470          1,444
                                                                  ----------         ----------     ----------
  Total Assets............................................         2,041,123          3,293,471      5,521,444
                                                                  ==========         ==========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...................               763                468          1,444
Payable for policy-related transactions...................                --                 --             --
                                                                  ----------         ----------     ----------
  Total Liabilities.......................................               763                468          1,444
                                                                  ==========         ==========     ==========
NET ASSETS................................................        $2,040,360         $3,293,003     $5,520,000
                                                                  ==========         ==========     ==========
NET ASSETS:
Accumulation Units........................................         2,040,360          3,292,860      5,519,624
Retained by MONY America in Separate Account
 MLOA L...................................................                --                143            376
                                                                  ----------         ----------     ----------
TOTAL NET ASSETS..........................................        $2,040,360         $3,293,003     $5,520,000
                                                                  ==========         ==========     ==========
Investments in shares of The Trusts, at cost..............        $1,589,295         $2,962,157     $6,156,677
THE TRUSTS SHARES HELD
 Class A..................................................            39,902                 --        304,748
 Class B..................................................            87,370            240,625        167,000
 Initial Shares...........................................                --                 --             --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                              EQ/CALVERT    EQ/CAPITAL
                                                        EQ/BOSTON ADVISORS     SOCIALLY      GUARDIAN
                                                          EQUITY INCOME*     RESPONSIBLE*     GROWTH*
                                                       -------------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $16,769,303       $1,384,655     $553,958
Receivable for The Trusts shares sold.................            3,556               --           --
Receivable for policy-related transactions............               --              404            1
                                                            -----------       ----------     --------
  Total Assets........................................       16,772,859        1,385,059      553,959
                                                            ===========       ==========     ========
LIABILITIES:
Payable for The Trusts shares purchased...............               --              404           --
Payable for policy-related transactions...............            3,556               --           --
                                                            -----------       ----------     --------
  Total Liabilities...................................            3,556              404           --
                                                            ===========       ==========     ========
NET ASSETS............................................      $16,769,303       $1,384,655     $553,959
                                                            ===========       ==========     ========
NET ASSETS:
Accumulation Units....................................       16,664,949        1,384,655      553,959
Retained by MONY America in Separate Account
 MLOA L...............................................          104,354               --           --
                                                            -----------       ----------     --------
TOTAL NET ASSETS......................................      $16,769,303       $1,384,655     $553,959
                                                            ===========       ==========     ========
Investments in shares of The Trusts, at cost..........      $18,668,515       $1,356,221     $490,689
THE TRUSTS SHARES HELD
 Class A..............................................        1,729,575          155,674       16,460
 Class B..............................................        1,458,173           34,698       25,658



                                                        EQ/CAPITAL
                                                         GUARDIAN      EQ/COMMON    EQ/CORE BOND   EQ/EQUITY 500
                                                         RESEARCH*   STOCK INDEX*      INDEX*         INDEX*
                                                       ------------ -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $3,936,048    $3,629,271    $36,765,578     $3,647,168
Receivable for The Trusts shares sold.................          --            --         71,801             --
Receivable for policy-related transactions............       2,684           957             --          1,598
                                                        ----------    ----------    -----------     ----------
  Total Assets........................................   3,938,732     3,630,228     36,837,379      3,648,766
                                                        ==========    ==========    ===========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...............       2,684           957             --          1,598
Payable for policy-related transactions...............          --            --         71,649             --
                                                        ----------    ----------    -----------     ----------
  Total Liabilities...................................       2,684           957         71,649          1,598
                                                        ==========    ==========    ===========     ==========
NET ASSETS............................................  $3,936,048    $3,629,271    $36,765,730     $3,647,168
                                                        ==========    ==========    ===========     ==========
NET ASSETS:
Accumulation Units....................................   3,772,907     3,629,271     36,679,844      3,647,168
Retained by MONY America in Separate Account
 MLOA L...............................................     163,141            --         85,886             --
                                                        ----------    ----------    -----------     ----------
TOTAL NET ASSETS......................................  $3,936,048    $3,629,271    $36,765,730     $3,647,168
                                                        ==========    ==========    ===========     ==========
Investments in shares of The Trusts, at cost..........  $3,527,056    $3,248,754    $37,106,007     $3,242,038
THE TRUSTS SHARES HELD
 Class A..............................................     308,509         1,887      3,572,880             --
 Class B..............................................      15,655       225,130        214,249        167,053

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          EQ/GAMCO
                                                          EQ/EQUITY      MERGERS &     EQ/GAMCO SMALL
                                                        GROWTH PLUS*   ACQUISITIONS*   COMPANY VALUE*
                                                       -------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $10,654,530       $607,730       $76,968,949
Receivable for The Trusts shares sold.................           --             --             9,175
Receivable for policy-related transactions............          476          1,167                --
                                                        -----------       --------       -----------
  Total Assets........................................   10,655,006        608,897        76,978,124
                                                        ===========       ========       ===========
LIABILITIES:
Payable for The Trusts shares purchased...............          476          1,167                --
Payable for policy-related transactions...............           --             --             9,175
                                                        -----------       --------       -----------
  Total Liabilities...................................          476          1,167             9,175
                                                        ===========       ========       ===========
NET ASSETS............................................  $10,654,530       $607,730       $76,968,949
                                                        ===========       ========       ===========
NET ASSETS:
Accumulation Units....................................   10,651,483        607,388        76,968,505
Retained by MONY America in Separate Account
 MLOA L...............................................        3,047            342               444
                                                        -----------       --------       -----------
TOTAL NET ASSETS......................................  $10,654,530       $607,730       $76,968,949
                                                        ===========       ========       ===========
Investments in shares of The Trusts, at cost..........  $10,152,168       $579,068       $55,728,318
THE TRUSTS SHARES HELD
 Class A..............................................           --             --                --
 Class B..............................................      712,944         48,746         1,968,822



                                                                                        EQ/INTERMEDIATE
                                                         EQ/GLOBAL   EQ/GLOBAL MULTI-      GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND PLUS*    SECTOR EQUITY*      BOND INDEX*        CORE PLUS*
                                                       ------------ ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....  $1,046,202      $5,699,238        $16,653,725         $779,491
Receivable for The Trusts shares sold.................          --          11,893                 --               --
Receivable for policy-related transactions............       1,053              --                203                9
                                                        ----------      ----------        -----------         --------
  Total Assets........................................   1,047,255       5,711,131         16,653,928          779,500
                                                        ==========      ==========        ===========         ========
LIABILITIES:
Payable for The Trusts shares purchased...............       1,053              --                203                9
Payable for policy-related transactions...............          --          11,893                 --               --
                                                        ----------      ----------        -----------         --------
  Total Liabilities...................................       1,053          11,893                203                9
                                                        ==========      ==========        ===========         ========
NET ASSETS............................................  $1,046,202      $5,699,238        $16,653,725         $779,491
                                                        ==========      ==========        ===========         ========
NET ASSETS:
Accumulation Units....................................   1,046,202       5,699,081         16,532,725          779,491
Retained by MONY America in Separate Account
 MLOA L...............................................          --             157            121,000               --
                                                        ----------      ----------        -----------         --------
TOTAL NET ASSETS......................................  $1,046,202      $5,699,238        $16,653,725         $779,491
                                                        ==========      ==========        ===========         ========
Investments in shares of The Trusts, at cost..........  $1,035,226      $5,599,871        $16,714,945         $670,236
THE TRUSTS SHARES HELD
 Class A..............................................          --          87,002          1,625,375               --
 Class B..............................................     105,128         369,779             60,802           81,051

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                             EQ/JPMORGAN
                                                        EQ/INTERNATIONAL        VALUE       EQ/LARGE CAP
                                                             GROWTH*       OPPORTUNITIES*    CORE PLUS*
                                                       ------------------ ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $17,184,550        $448,673        $314,811
Receivable for The Trusts shares sold.................          10,319              --              --
Receivable for policy-related transactions............              --              88               7
                                                           -----------        --------        --------
  Total Assets........................................      17,194,869         448,761         314,818
                                                           ===========        ========        ========
LIABILITIES:
Payable for The Trusts shares purchased...............              --              88               7
Payable for policy-related transactions...............          10,319              --              --
                                                           -----------        --------        --------
  Total Liabilities...................................          10,319              88               7
                                                           ===========        ========        ========
NET ASSETS............................................     $17,184,550        $448,673        $314,811
                                                           ===========        ========        ========
NET ASSETS:
Accumulation Units....................................      17,166,334         448,673         314,811
Retained by MONY America in Separate Account
 MLOA L...............................................          18,216              --              --
                                                           -----------        --------        --------
TOTAL NET ASSETS......................................     $17,184,550        $448,673        $314,811
                                                           ===========        ========        ========
Investments in shares of The Trusts, at cost..........     $15,306,212        $392,677        $282,524
THE TRUSTS SHARES HELD
 Class A..............................................              --           1,136              --
 Class B..............................................       2,643,965          44,672          43,608



                                                         EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                        GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*   VALUE PLUS*
                                                       --------------- -------------- -------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $879,938       $586,233       $329,890     $7,870,711
Receivable for The Trusts shares sold.................           --             --             --             --
Receivable for policy-related transactions............           37             56             29            989
                                                           --------       --------       --------     ----------
  Total Assets........................................      879,975        586,289        329,919      7,871,700
                                                           ========       ========       ========     ==========
LIABILITIES:
Payable for The Trusts shares purchased...............           37             56             29            989
Payable for policy-related transactions...............           --             --             --             --
                                                           --------       --------       --------     ----------
  Total Liabilities...................................           37             56             29            989
                                                           ========       ========       ========     ==========
NET ASSETS............................................     $879,938       $586,233       $329,890     $7,870,711
                                                           ========       ========       ========     ==========
NET ASSETS:
Accumulation Units....................................      879,938        586,233        329,890      7,851,206
Retained by MONY America in Separate Account
 MLOA L...............................................           --             --             --         19,505
                                                           --------       --------       --------     ----------
TOTAL NET ASSETS......................................     $879,938       $586,233       $329,890     $7,870,711
                                                           ========       ========       ========     ==========
Investments in shares of The Trusts, at cost..........     $710,489       $498,020       $310,687     $9,654,134
THE TRUSTS SHARES HELD
 Class A..............................................           --             --             --        519,213
 Class B..............................................      102,849         35,228         62,835        253,873

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/LORD ABBETT      EQ/LORD ABBETT
                                                            GROWTH AND INCOME*   LARGE CAP CORE*   EQ/MID CAP INDEX *
                                                           -------------------- ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $6,685,066           $445,638          $4,645,418
Receivable for The Trusts shares sold.....................              --                 --                  --
Receivable for policy-related transactions................             120                 39                 943
                                                                ----------           --------          ----------
  Total Assets............................................       6,685,186            445,677           4,646,361
                                                                ==========           ========          ==========
LIABILITIES:
Payable for The Trusts shares purchased...................             120                 39                 929
Payable for policy-related transactions...................              --                 --                  --
                                                                ----------           --------          ----------
  Total Liabilities.......................................             120                 39                 929
                                                                ==========           ========          ==========
NET ASSETS................................................      $6,685,066           $445,638          $4,645,432
                                                                ==========           ========          ==========
NET ASSETS:
Accumulation Units........................................       6,684,829            445,638           4,645,432
Retained by MONY America in Separate Account
 MLOA L...................................................             237                 --                  --
                                                                ----------           --------          ----------
TOTAL NET ASSETS..........................................      $6,685,066           $445,638          $4,645,432
                                                                ==========           ========          ==========
Investments in shares of The Trusts, at cost..............      $6,359,762           $360,699          $4,199,684
THE TRUSTS SHARES HELD
 Class A..................................................         604,157                 --             321,659
 Class B..................................................          42,698             36,824             233,082



                                                                                          EQ/MONTAG &
                                                             EQ/MID CAP     EQ/MONEY       CALDWELL     EQ/MORGAN STANLEY
                                                            VALUE PLUS*      MARKET*        GROWTH*      MID CAP GROWTH*
                                                           ------------- -------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $13,900,467   $18,784,980    $49,094,886       $11,000,229
Receivable for The Trusts shares sold.....................           --            --          1,006                --
Receivable for policy-related transactions................        2,391            --             --             4,179
                                                            -----------   -----------    -----------       -----------
  Total Assets............................................   13,902,858    18,784,980     49,095,892        11,004,408
                                                            ===========   ===========    ===========       ===========
LIABILITIES:
Payable for The Trusts shares purchased...................          358         4,844             --             4,179
Payable for policy-related transactions...................           --        36,500          1,006                --
                                                            -----------   -----------    -----------       -----------
  Total Liabilities.......................................          358        41,344          1,006             4,179
                                                            ===========   ===========    ===========       ===========
NET ASSETS................................................  $13,902,500   $18,743,636    $49,094,886       $11,000,229
                                                            ===========   ===========    ===========       ===========
NET ASSETS:
Accumulation Units........................................   13,895,857    18,668,376     49,083,965        11,000,100
Retained by MONY America in Separate Account
 MLOA L...................................................        6,643        75,260         10,921               129
                                                            -----------   -----------    -----------       -----------
TOTAL NET ASSETS..........................................  $13,902,500   $18,743,636    $49,094,886       $11,000,229
                                                            ===========   ===========    ===========       ===========
Investments in shares of The Trusts, at cost..............  $12,920,253   $18,781,639    $41,931,120       $ 8,215,352
THE TRUSTS SHARES HELD
 Class A..................................................    1,198,804    14,670,667             --           540,285
 Class B..................................................      188,167     4,104,789      8,018,428            97,117

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                          SHORT BOND*     BOND PLUS*    COMPANY INDEX*
                                                       ---------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $6,081,298     $ 9,612,372      $7,529,924
Receivable for The Trusts shares sold.................        23,913           7,038              --
Receivable for policy-related transactions............            --              --             464
                                                          ----------     -----------      ----------
  Total Assets........................................     6,105,211       9,619,410       7,530,388
                                                          ==========     ===========      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............            --              --             464
Payable for policy-related transactions...............        23,913           6,170              --
                                                          ----------     -----------      ----------
  Total Liabilities...................................        23,913           6,170             464
                                                          ==========     ===========      ==========
NET ASSETS............................................    $6,081,298     $ 9,613,240      $7,529,924
                                                          ==========     ===========      ==========
NET ASSETS:
Accumulation Units....................................     6,081,194       9,611,741       7,529,733
Retained by MONY America in Separate Account
 MLOA L...............................................           104           1,499             191
                                                          ----------     -----------      ----------
TOTAL NET ASSETS......................................    $6,081,298     $ 9,613,240      $7,529,924
                                                          ==========     ===========      ==========
Investments in shares of The Trusts, at cost..........    $6,111,230     $10,307,540      $5,351,254
THE TRUSTS SHARES HELD
 Class A..............................................       151,815          15,292         574,320
 Class B..............................................       459,132       1,113,667         141,640



                                                                                                           EQ/WELLS FARGO
                                                        EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN   ADVANTAGE OMEGA
                                                          GROWTH STOCK*      & INCOME*       COMSTOCK*         GROWTH*
                                                       ------------------ --------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $38,614,588      $15,478,914       $580,728       $1,040,732
Receivable for The Trusts shares sold.................           8,363           11,641             --               --
Receivable for policy-related transactions............              --               --            792              876
                                                           -----------      -----------       --------       ----------
  Total Assets........................................      38,622,951       15,490,555        581,520        1,041,608
                                                           ===========      ===========       ========       ==========
LIABILITIES:
Payable for The Trusts shares purchased...............              --               --            792              876
Payable for policy-related transactions...............           8,363           11,641             --               --
                                                           -----------      -----------       --------       ----------
  Total Liabilities...................................           8,363           11,641            792              876
                                                           ===========      ===========       ========       ==========
NET ASSETS............................................     $38,614,588      $15,478,914       $580,728       $1,040,732
                                                           ===========      ===========       ========       ==========
NET ASSETS:
Accumulation Units....................................      38,585,207       15,473,934        580,728        1,040,732
Retained by MONY America in Separate Account
 MLOA L...............................................          29,381            4,980             --               --
                                                           -----------      -----------       --------       ----------
TOTAL NET ASSETS......................................     $38,614,588      $15,478,914       $580,728       $1,040,732
                                                           ===========      ===========       ========       ==========
Investments in shares of The Trusts, at cost..........     $34,761,561      $14,543,729       $506,731       $  884,712
THE TRUSTS SHARES HELD
 Class A..............................................              --               --             --               --
 Class B..............................................       1,877,175        2,600,269         60,775          101,282

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        FIDELITY(R) VIP  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                         ASSET MANAGER    CONTRAFUND(R)    GROWTH & INCOME
                                                           PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                       ---------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $5,783         $26,505,022         $508,273
Receivable for The Trusts shares sold.................          --              12,474               --
Receivable for policy-related transactions............          --                  --               --
                                                            ------         -----------         --------
  Total Assets........................................       5,783          26,517,496          508,273
                                                            ======         ===========         ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --                  --               --
Payable for policy-related transactions...............          --              12,474               --
                                                            ------         -----------         --------
  Total Liabilities...................................          --              12,474               --
                                                            ======         ===========         ========
NET ASSETS............................................      $5,783         $26,505,022         $508,273
                                                            ======         ===========         ========
NET ASSETS:
Accumulation Units....................................       5,783          26,498,208          508,273
Retained by MONY America in Separate Account
 MLOA L...............................................          --               6,814               --
                                                            ------         -----------         --------
TOTAL NET ASSETS......................................      $5,783         $26,505,022         $508,273
                                                            ======         ===========         ========
Investments in shares of The Trusts, at cost..........      $5,499         $24,561,422         $503,196
THE TRUSTS SHARES HELD
 Class 2..............................................          --                  --               --
 Initial Class........................................         398             237,606           39,512
 Service Class........................................          --             868,907               --
 Service Class 2......................................          --               6,058              743



                                                        FIDELITY(R) VIP                     FRANKLIN RISING   FRANKLIN SMALL
                                                            MID CAP       FRANKLIN INCOME      DIVIDENDS         CAP VALUE
                                                           PORTFOLIO      SECURITIES FUND      SECURITIES       SECURITIES
                                                       ----------------- ----------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $78,087          $7,296,120         $736,919          $25,807
Receivable for The Trusts shares sold.................           --                 506              158               --
Receivable for policy-related transactions............           --                  --               --               --
                                                            -------          ----------         --------          -------
  Total Assets........................................       78,087           7,296,626          737,077           25,807
                                                            =======          ==========         ========          =======
LIABILITIES:
Payable for The Trusts shares purchased...............           --                  --               --               --
Payable for policy-related transactions...............           --                 506              158               --
                                                            -------          ----------         --------          -------
  Total Liabilities...................................           --                 506              158               --
                                                            =======          ==========         ========          =======
NET ASSETS............................................      $78,087          $7,296,120         $736,919          $25,807
                                                            =======          ==========         ========          =======
NET ASSETS:
Accumulation Units....................................       78,087           7,296,026          736,914           25,807
Retained by MONY America in Separate Account
 MLOA L...............................................           --                  94                5               --
                                                            -------          ----------         --------          -------
TOTAL NET ASSETS......................................      $78,087          $7,296,120         $736,919          $25,807
                                                            =======          ==========         ========          =======
Investments in shares of The Trusts, at cost..........      $74,620          $7,100,456         $671,813          $22,967
THE TRUSTS SHARES HELD
 Class 2..............................................           --             492,316           39,156            1,588
 Initial Class........................................           --                  --               --               --
 Service Class........................................           --                  --               --               --
 Service Class 2......................................        2,430                  --               --               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            FRANKLIN       GOLDMAN SACHS    INVESCO V.I.
                                                        STRATEGIC INCOME    VIT MID CAP      FINANCIAL
                                                         SECURITIES FUND     VALUE FUND    SERVICES FUND
                                                       ------------------ --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $85,137          $53,859         $174,716
Receivable for The Trusts shares sold.................            --               --               --
Receivable for policy-related transactions............            --               --                4
                                                             -------          -------         --------
  Total Assets........................................        85,137           53,859          174,720
                                                             =======          =======         ========
LIABILITIES:
Payable for The Trusts shares purchased...............            --               --                4
Payable for policy-related transactions...............            --               --               --
                                                             -------          -------         --------
  Total Liabilities...................................            --               --                4
                                                             =======          =======         ========
NET ASSETS............................................       $85,137          $53,859         $174,716
                                                             =======          =======         ========
NET ASSETS:
Accumulation Units....................................        85,137           53,859          174,716
Retained by MONY America in Separate Account
 MLOA L...............................................            --               --               --
                                                             -------          -------         --------
TOTAL NET ASSETS......................................       $85,137          $53,859         $174,716
                                                             =======          =======         ========
Investments in shares of The Trusts, at cost..........       $83,493          $46,391         $156,054
THE TRUSTS SHARES HELD
 Class 2..............................................         6,693               --               --
 Series I.............................................            --               --           31,088
 Series II............................................            --               --               --
 Service Shares Class.................................            --            3,814               --



                                                         INVESCO V.I.   INVESCO V.I.    INVESCO V.I.   INVESCO V.I.
                                                        GLOBAL HEALTH    GLOBAL REAL   INTERNATIONAL   MID CAP CORE
                                                          CARE FUND      ESTATE FUND    GROWTH FUND     EQUITY FUND
                                                       --------------- -------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $653,883        $79,820        $68,826         $19,280
Receivable for The Trusts shares sold.................           11             --             --              --
Receivable for policy-related transactions............           --             --             --              --
                                                           --------        -------        -------         -------
  Total Assets........................................      653,894         79,820         68,826          19,280
                                                           ========        =======        =======         =======
LIABILITIES:
Payable for The Trusts shares purchased...............           --             --             --              --
Payable for policy-related transactions...............           11             --             --              --
                                                           --------        -------        -------         -------
  Total Liabilities...................................           11             --             --              --
                                                           ========        =======        =======         =======
NET ASSETS............................................     $653,883        $79,820        $68,826         $19,280
                                                           ========        =======        =======         =======
NET ASSETS:
Accumulation Units....................................      653,883         79,820         68,826          19,280
Retained by MONY America in Separate Account
 MLOA L...............................................           --             --             --              --
                                                           --------        -------        -------         -------
TOTAL NET ASSETS......................................     $653,883        $79,820        $68,826         $19,280
                                                           ========        =======        =======         =======
Investments in shares of The Trusts, at cost..........     $622,433        $76,419        $65,756         $18,204
THE TRUSTS SHARES HELD
 Class 2..............................................           --             --             --              --
 Series I.............................................       39,131             --             --              --
 Series II............................................           --          5,997          2,428           1,570
 Service Shares Class.................................           --             --             --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                       INVESCO VAN
                                                        INVESCO V.I.   INVESCO V.I.    KAMPEN V.I.
                                                          SMALL CAP     TECHNOLOGY    GLOBAL VALUE
                                                         EQUITY FUND       FUND        EQUITY FUND
                                                       -------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value....     $11,526       $277,429       $552,883
Receivable for The Trusts shares sold.................          --             15              3
Receivable for policy-related transactions............          --             --             --
                                                           -------       --------       --------
  Total Assets........................................      11,526        277,444        552,886
                                                           =======       ========       ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --             --             --
Payable for policy-related transactions...............          --             15              3
                                                           -------       --------       --------
  Total Liabilities...................................          --             15              3
                                                           =======       ========       ========
NET ASSETS............................................     $11,526       $277,429       $552,883
                                                           =======       ========       ========
NET ASSETS:
Accumulation Units....................................      11,526        277,322        552,864
Retained by MONY America in Separate Account
 MLOA L...............................................          --            107             19
                                                           -------       --------       --------
TOTAL NET ASSETS......................................     $11,526       $277,429       $552,883
                                                           =======       ========       ========
Investments in shares of The Trusts, at cost..........     $10,618       $216,218       $554,752
THE TRUSTS SHARES HELD
 Common Shares........................................          --             --             --
 Institutional Shares.................................          --             --             --
 Series I.............................................          --         17,339         70,252
 Series II............................................         708             --             --



                                                                      IVY FUNDS    IVY FUNDS     JANUS ASPEN
                                                         IVY FUNDS     VIP MID     VIP SMALL   SERIES BALANCED
                                                        VIP ENERGY   CAP GROWTH   CAP GROWTH      PORTFOLIO
                                                       ------------ ------------ ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value....   $106,016     $141,124      $37,432      $8,807,191
Receivable for The Trusts shares sold.................         --           --           --           2,561
Receivable for policy-related transactions............         --           --           --              --
                                                         --------     --------      -------      ----------
  Total Assets........................................    106,016      141,124       37,432       8,809,752
                                                         ========     ========      =======      ==========
LIABILITIES:
Payable for The Trusts shares purchased...............         --           --           --              --
Payable for policy-related transactions...............         --           --           --           2,561
                                                         --------     --------      -------      ----------
  Total Liabilities...................................         --           --           --           2,561
                                                         ========     ========      =======      ==========
NET ASSETS............................................   $106,016     $141,124      $37,432      $8,807,191
                                                         ========     ========      =======      ==========
NET ASSETS:
Accumulation Units....................................    106,016      141,124       37,432       8,807,059
Retained by MONY America in Separate Account
 MLOA L...............................................         --           --           --             132
                                                         --------     --------      -------      ----------
TOTAL NET ASSETS......................................   $106,016     $141,124      $37,432      $8,807,191
                                                         ========     ========      =======      ==========
Investments in shares of The Trusts, at cost..........   $ 86,783     $130,153      $33,415      $8,194,066
THE TRUSTS SHARES HELD
 Common Shares........................................     16,579       16,240        3,555              --
 Institutional Shares.................................         --           --           --         311,208
 Series I.............................................         --           --           --              --
 Series II............................................         --           --           --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                   JANUS ASPEN
                                                               JANUS ASPEN       JANUS ASPEN     JANUS ASPEN     SERIES PERKINS
                                                            SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS    MID CAP VALUE
                                                                PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                           ------------------- -------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $13,556,888      $17,600,656       $9,439,548       $1,450,394
Receivable for The Trusts shares sold.....................          17,177              677            2,058               12
Receivable for policy-related transactions................              --               --               --               --
                                                               -----------      -----------       ----------       ----------
  Total Assets............................................      13,574,065       17,601,333        9,441,606        1,450,406
                                                               ===========      ===========       ==========       ==========
LIABILITIES:
Payable for The Trusts shares purchased...................              --               --               --               --
Payable for policy-related transactions...................          17,177              677            2,058               12
                                                               -----------      -----------       ----------       ----------
  Total Liabilities.......................................          17,177              677            2,058               12
                                                               ===========      ===========       ==========       ==========
NET ASSETS................................................     $13,556,888      $17,600,656       $9,439,548       $1,450,394
                                                               ===========      ===========       ==========       ==========
NET ASSETS:
Accumulation Units........................................      13,556,755       17,599,225        9,439,456        1,449,784
Retained by MONY America in Separate Account
 MLOA L...................................................             133            1,431               92              610
                                                               -----------      -----------       ----------       ----------
TOTAL NET ASSETS..........................................     $13,556,888      $17,600,656       $9,439,548       $1,450,394
                                                               ===========      ===========       ==========       ==========
Investments in shares of The Trusts, at cost..............     $10,843,268      $15,333,890       $7,729,761       $1,426,499
THE TRUSTS SHARES HELD
 Institutional Shares.....................................         350,126          427,560           58,989               --
 Service Class............................................              --               --               --               --
 Service Shares Class.....................................              --           65,825          108,349           92,147




                                                                JANUS ASPEN     LAZARD RETIREMENT
                                                             SERIES WORLDWIDE   EMERGING MARKETS   MFS(R) INTERNATIONAL
                                                                 PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                                                            ------------------ ------------------ ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $11,486,802         $353,918             $168,228
Receivable for The Trusts shares sold.....................            3,410               --                   --
Receivable for policy-related transactions................               --           11,934                   --
                                                                -----------         --------             --------
  Total Assets............................................       11,490,212          365,852              168,228
                                                                ===========         ========             ========
LIABILITIES:
Payable for The Trusts shares purchased...................               --           11,934                   --
Payable for policy-related transactions...................            3,410               --                   --
                                                                -----------         --------             --------
  Total Liabilities.......................................            3,410           11,934                   --
                                                                ===========         ========             ========
NET ASSETS................................................      $11,486,802         $353,918             $168,228
                                                                ===========         ========             ========
NET ASSETS:
Accumulation Units........................................       11,485,540          353,918              168,228
Retained by MONY America in Separate Account
 MLOA L...................................................            1,262               --                   --
                                                                -----------         --------             --------
TOTAL NET ASSETS..........................................      $11,486,802         $353,918             $168,228
                                                                ===========         ========             ========
Investments in shares of The Trusts, at cost..............      $10,582,483         $343,596             $154,651
THE TRUSTS SHARES HELD
 Institutional Shares.....................................          381,241               --                   --
 Service Class............................................               --               --               10,903
 Service Shares Class.....................................               --           15,170                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                        MFS(R) INVESTORS
                                                          GROWTH STOCK    MFS(R) INVESTORS   MFS(R) UTILITIES
                                                             SERIES         TRUST SERIES          SERIES
                                                       ----------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $3,417            $1,223           $1,505,680
Receivable for The Trusts shares sold.................           --                --                   26
Receivable for policy-related transactions............           --                --                   --
                                                             ------            ------           ----------
  Total Assets........................................        3,417             1,223            1,505,706
                                                             ======            ======           ==========
LIABILITIES:
Payable for The Trusts shares purchased...............           --                --                   --
Payable for policy-related transactions...............           --                --                   20
                                                             ------            ------           ----------
  Total Liabilities...................................           --                --                   20
                                                             ======            ======           ==========
NET ASSETS............................................       $3,417            $1,223           $1,505,686
                                                             ======            ======           ==========
NET ASSETS:
Accumulation Units....................................        3,417             1,223            1,505,686
Retained by MONY America in Separate Account
 MLOA L...............................................           --                --                   --
                                                             ------            ------           ----------
TOTAL NET ASSETS......................................       $3,417            $1,223           $1,505,686
                                                             ======            ======           ==========
Investments in shares of The Trusts, at cost..........       $3,143            $1,077           $1,402,960
THE TRUSTS SHARES HELD
 Class A..............................................           --                --                   --
 Class B..............................................           --                --                   --
 Initial Class........................................           --                --               59,584
 Service Class........................................          318                61                   --



                                                                                             MULTIMANAGER    MULTIMANAGER
                                                           MULTIMANAGER      MULTIMANAGER   INTERNATIONAL   LARGE CAP CORE
                                                        AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*         EQUITY*
                                                       -------------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value....      $1,447,243        $8,602,983      $1,212,982       $238,426
Receivable for The Trusts shares sold.................              --                --              --             --
Receivable for policy-related transactions............             247               442              67             10
                                                            ----------        ----------      ----------       --------
  Total Assets........................................       1,447,490         8,603,425       1,213,049        238,436
                                                            ==========        ==========      ==========       ========
LIABILITIES:
Payable for The Trusts shares purchased...............             222               442              67             10
Payable for policy-related transactions...............              --                --              --             --
                                                            ----------        ----------      ----------       --------
  Total Liabilities...................................             222               442              67             10
                                                            ==========        ==========      ==========       ========
NET ASSETS............................................      $1,447,268        $8,602,983      $1,212,982       $238,426
                                                            ==========        ==========      ==========       ========
NET ASSETS:
Accumulation Units....................................       1,447,268         8,602,936       1,212,982        238,426
Retained by MONY America in Separate Account
 MLOA L...............................................              --                47              --             --
                                                            ----------        ----------      ----------       --------
TOTAL NET ASSETS......................................      $1,447,268        $8,602,983      $1,212,982       $238,426
                                                            ==========        ==========      ==========       ========
Investments in shares of The Trusts, at cost..........      $1,149,659        $8,495,762      $1,209,291       $200,658
THE TRUSTS SHARES HELD
 Class A..............................................              --           712,413              --             --
 Class B..............................................          53,933           108,152         110,107         23,441
 Initial Class........................................              --                --              --             --
 Service Class........................................              --                --              --             --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              MULTIMANAGER       MULTIMANAGER     MULTIMANAGER       MULTIMANAGER
                                                            LARGE CAP VALUE*   MID CAP GROWTH*   MID CAP VALUE*   MULTI-SECTOR BOND*
                                                           ------------------ ----------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $5,237,211          $425,826        $1,013,572         $2,307,689
Receivable for The Trusts shares sold.....................             --                --                --                 --
Receivable for policy-related transactions................             20                15                91              1,877
                                                               ----------          --------        ----------         ----------
  Total Assets............................................      5,237,231           425,841         1,013,663          2,309,566
                                                               ==========          ========        ==========         ==========
LIABILITIES:
Payable for The Trusts shares purchased...................             20                15                91              1,877
Payable for policy-related transactions...................             --                --                --                 --
                                                               ----------          --------        ----------         ----------
  Total Liabilities.......................................             20                15                91              1,877
                                                               ==========          ========        ==========         ==========
NET ASSETS................................................     $5,237,211          $425,826        $1,013,572         $2,307,689
                                                               ==========          ========        ==========         ==========
NET ASSETS:
Accumulation Units........................................      5,237,070           425,826         1,013,572          2,307,407
Retained by MONY America in Separate Account
 MLOA L...................................................            141                --                --                282
                                                               ----------          --------        ----------         ----------
TOTAL NET ASSETS..........................................     $5,237,211          $425,826        $1,013,572         $2,307,689
                                                               ==========          ========        ==========         ==========
Investments in shares of The Trusts, at cost..............     $5,399,403          $319,205        $  747,811         $2,466,352
THE TRUSTS SHARES HELD
 Class A..................................................        421,087                --                --            298,236
 Class B..................................................        114,345            47,375           102,678            297,236



                                                                MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                             SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                            ------------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $13,400,065          $491,895        $1,162,219
Receivable for The Trusts shares sold.....................               --               296                --
Receivable for policy-related transactions................              683                --               142
                                                                -----------          --------        ----------
  Total Assets............................................       13,400,748           492,191         1,162,361
                                                                ===========          ========        ==========
LIABILITIES:
Payable for The Trusts shares purchased...................              683                --               142
Payable for policy-related transactions...................               --               296                --
                                                                -----------          --------        ----------
  Total Liabilities.......................................              683               296               142
                                                                ===========          ========        ==========
NET ASSETS................................................      $13,400,065          $491,895        $1,162,219
                                                                ===========          ========        ==========
NET ASSETS:
Accumulation Units........................................       13,399,765           491,696         1,162,219
Retained by MONY America in Separate Account
 MLOA L...................................................              300               199                --
                                                                -----------          --------        ----------
TOTAL NET ASSETS..........................................      $13,400,065          $491,895        $1,162,219
                                                                ===========          ========        ==========
Investments in shares of The Trusts, at cost..............      $11,614,980          $386,536        $  914,710
THE TRUSTS SHARES HELD
 Class A..................................................               --                --                --
 Class B..................................................        1,517,966            45,568            90,736

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      PIMCO VARIABLE
                                                                                 OPPENHEIMER          INSURANCE TRUST
                                                             MUTUAL SHARES    GLOBAL SECURITIES   COMMODITYREALRETURN(R)
                                                            SECURITIES FUND        FUND/VA          STRATEGY PORTFOLIO
                                                           ----------------- ------------------- ------------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $57,632           $2,021,740             $110,921
Receivable for The Trusts shares sold.....................           --                   --                   --
Receivable for policy-related transactions................           --                  138                  900
                                                                -------           ----------             --------
  Total Assets............................................       57,632            2,021,878              111,821
                                                                =======           ==========             ========
LIABILITIES:
Payable for The Trusts shares purchased...................           --                  136                  900
Payable for policy-related transactions...................           --                   --                   --
                                                                -------           ----------             --------
  Total Liabilities.......................................           --                  136                  900
                                                                =======           ==========             ========
NET ASSETS................................................      $57,632           $2,021,742             $110,921
                                                                =======           ==========             ========
NET ASSETS:
Accumulation Units........................................       57,632            2,021,742              110,921
Retained by MONY America in Separate Account
 MLOA L...................................................           --                   --                   --
                                                                -------           ----------             --------
TOTAL NET ASSETS..........................................      $57,632           $2,021,742             $110,921
                                                                =======           ==========             ========
Investments in shares of The Trusts, at cost..............      $55,900           $1,783,644             $102,462
THE TRUSTS SHARES HELD
 Administrative Class.....................................           --                   --                   --
 Advisor Class............................................           --                   --               12,243
 Class II.................................................           --                   --                   --
 Class 2..................................................        3,613                   --                   --
 Service Class............................................           --               67,302                   --



                                                             PIMCO VARIABLE
                                                            INSURANCE TRUST    PIMCO VARIABLE   PIMCO VARIABLE
                                                              GLOBAL BOND     INSURANCE TRUST   INSURANCE TRUST
                                                               PORTFOLIO        REAL RETURN      TOTAL RETURN    T. ROWE PRICE
                                                               (UNHEDGED)        PORTFOLIO         PORTFOLIO     EQUITY INCOME
                                                           ----------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $3,590,100         $266,099         $952,541         $16,209
Receivable for The Trusts shares sold.....................            287               --               --              --
Receivable for policy-related transactions................             --               80            3,950              --
                                                               ----------         --------         --------         -------
  Total Assets............................................      3,590,387          266,179          956,491          16,209
                                                               ==========         ========         ========         =======
LIABILITIES:
Payable for The Trusts shares purchased...................             --               79            3,938              --
Payable for policy-related transactions...................            287               --               --              --
                                                               ----------         --------         --------         -------
  Total Liabilities.......................................            287               79            3,938              --
                                                               ==========         ========         ========         =======
NET ASSETS................................................     $3,590,100         $266,100         $952,553         $16,209
                                                               ==========         ========         ========         =======
NET ASSETS:
Accumulation Units........................................      3,588,953          266,100          952,553          16,209
Retained by MONY America in Separate Account
 MLOA L...................................................          1,147               --               --              --
                                                               ----------         --------         --------         -------
TOTAL NET ASSETS..........................................     $3,590,100         $266,100         $952,553         $16,209
                                                               ==========         ========         ========         =======
Investments in shares of The Trusts, at cost..............     $3,440,032         $273,389         $988,675         $14,933
THE TRUSTS SHARES HELD
 Administrative Class.....................................        266,130               --               --              --
 Advisor Class............................................             --           20,251           85,969              --
 Class II.................................................             --               --               --             815
 Class 2..................................................             --               --               --              --
 Service Class............................................             --               --               --              --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                             TEMPLETON          TEMPLETON         TEMPLETON
                                                        DEVELOPING MARKETS     GLOBAL BOND          GROWTH
                                                          SECURITIES FUND    SECURITIES FUND   SECURITIES FUND
                                                       -------------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value....       $169,428            $420,246          $12,727
Receivable for The Trusts shares sold.................             --                  --               --
Receivable for policy-related transactions............             --                  82                1
                                                             --------            --------          -------
  Total Assets........................................        169,428             420,328           12,728
                                                             ========            ========          =======
LIABILITIES:
Payable for The Trusts shares purchased...............             --                  79               --
Payable for policy-related transactions...............             --                  --               --
                                                             --------            --------          -------
  Total Liabilities...................................             --                  79               --
                                                             ========            ========          =======
NET ASSETS............................................       $169,428            $420,249          $12,728
                                                             ========            ========          =======
NET ASSETS:
Accumulation Units....................................        169,428             420,249           12,728
Retained by MONY America in Separate Account
 MLOA L...............................................             --                  --               --
                                                             --------            --------          -------
TOTAL NET ASSETS......................................       $169,428            $420,249          $12,728
                                                             ========            ========          =======
Investments in shares of The Trusts, at cost..........       $153,819            $416,795          $12,724
THE TRUSTS SHARES HELD
 Class S..............................................             --                  --               --
 Class I..............................................             --                  --               --
 Class 2..............................................         14,994              21,562            1,156
 Initial Class........................................             --                  --               --



                                                        UIF EMERGING    VAN ECK VIP   VAN ECK VIP   VAN ECK VIP
                                                        MARKETS DEBT     EMERGING     GLOBAL BOND   GLOBAL HARD
                                                          PORTFOLIO    MARKETS FUND       FUND      ASSETS FUND
                                                       -------------- -------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value....    $160,519      $2,151,749      $250,347      $666,576
Receivable for The Trusts shares sold.................          --              --            26            --
Receivable for policy-related transactions............          --               9            --            75
                                                          --------      ----------      --------      --------
  Total Assets........................................     160,519       2,151,758       250,373       666,651
                                                          ========      ==========      ========      ========
LIABILITIES:
Payable for The Trusts shares purchased...............          --               8            --            75
Payable for policy-related transactions...............          --              --            26            --
                                                          --------      ----------      --------      --------
  Total Liabilities...................................          --               8            26            75
                                                          ========      ==========      ========      ========
NET ASSETS............................................    $160,519      $2,151,750      $250,347      $666,576
                                                          ========      ==========      ========      ========
NET ASSETS:
Accumulation Units....................................     160,509       2,151,750       250,347       666,570
Retained by MONY America in Separate Account
 MLOA L...............................................          10              --            --             6
                                                          --------      ----------      --------      --------
TOTAL NET ASSETS......................................    $160,519      $2,151,750      $250,347      $666,576
                                                          ========      ==========      ========      ========
Investments in shares of The Trusts, at cost..........    $150,163      $1,421,439      $242,182      $530,547
THE TRUSTS SHARES HELD
 Class S..............................................          --              --            --         4,635
 Class I..............................................      19,720              --            --            --
 Class 2..............................................          --              --            --            --
 Initial Class........................................          --         152,175        20,810        13,149

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.



                                                 CONTRACT                                    UNITS
                                                CHARGES**    SHARE CLASS*    UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- ---------------- ------------ ------------
ALL ASSET ALLOCATION........................       0.00%           B         $  14.03         9,000
ALL ASSET ALLOCATION........................       0.00%           B         $ 108.07           766
ALL ASSET ALLOCATION........................       0.35%           B         $  11.98       150,535
ALL ASSET ALLOCATION........................       0.35%           B         $  12.14       973,152
ALL ASSET ALLOCATION........................       0.35%           B         $  12.65         6,914
ALL ASSET ALLOCATION........................       0.35%           B         $  13.15       201,632
ALL ASSET ALLOCATION........................       0.75%           B         $  24.78     2,184,150

AMERICAN CENTURY VP MID CAP VALUE...........       0.00%       Class II      $ 106.72           236

AXA AGGRESSIVE ALLOCATION...................       0.00%           A         $   8.91            92
AXA AGGRESSIVE ALLOCATION...................       0.00%           B         $ 144.93       116,725
AXA AGGRESSIVE ALLOCATION...................       0.35%           B         $   8.72        61,890
AXA AGGRESSIVE ALLOCATION...................       0.75%           B         $   8.59        12,557

AXA BALANCED STRATEGY.......................       0.00%           B         $ 111.97        22,865

AXA CONSERVATIVE ALLOCATION.................       0.00%           A         $  11.02        11,653
AXA CONSERVATIVE ALLOCATION.................       0.00%           B         $ 131.35        14,577
AXA CONSERVATIVE ALLOCATION.................       0.35%           B         $  10.79        15,351
AXA CONSERVATIVE ALLOCATION.................       0.75%           B         $  10.64        26,530

AXA CONSERVATIVE GROWTH STRATEGY............       0.00%           B         $ 110.78         7,113

AXA CONSERVATIVE-PLUS ALLOCATION............       0.00%           A         $  10.44         1,271
AXA CONSERVATIVE-PLUS ALLOCATION............       0.00%           B         $ 134.11        31,388
AXA CONSERVATIVE-PLUS ALLOCATION............       0.35%           B         $  10.21        56,253
AXA CONSERVATIVE-PLUS ALLOCATION............       0.75%           B         $  10.07        48,504

AXA CONSERVATIVE STRATEGY...................       0.00%           B         $ 108.15         4,981

AXA GROWTH STRATEGY.........................       0.00%           B         $ 114.36        22,660

AXA MODERATE ALLOCATION.....................       0.00%           A         $  10.08           310
AXA MODERATE ALLOCATION.....................       0.00%           B         $ 141.78       175,143
AXA MODERATE ALLOCATION.....................       0.35%           B         $   9.86       243,152
AXA MODERATE ALLOCATION.....................       0.75%           B         $   9.72        66,097

AXA MODERATE GROWTH STRATEGY................       0.00%           B         $ 113.12        65,733

AXA MODERATE-PLUS ALLOCATION................       0.00%           A         $   9.56         5,866
AXA MODERATE-PLUS ALLOCATION................       0.00%           B         $ 145.92       365,052
AXA MODERATE-PLUS ALLOCATION................       0.35%           B         $   9.36       311,136
AXA MODERATE-PLUS ALLOCATION................       0.75%           B         $   9.22       133,424

AXA TACTICAL MANAGER 400....................       0.00%           B         $ 106.93           565

AXA TACTICAL MANAGER 500....................       0.00%           B         $ 104.00           303

AXA TACTICAL MANAGER 2000...................       0.00%           B         $ 105.76           267

AXA TACTICAL MANAGER INTERNATIONAL..........       0.00%           B         $ 105.04             -
AXA TACTICAL MANAGER INTERNATIONAL..........       0.00%           B         $ 105.04           310

DREYFUS STOCK INDEX FUND, INC...............       0.00%    Initial Shares   $  16.46       630,097
DREYFUS STOCK INDEX FUND, INC...............       0.35%    Initial Shares   $  10.52        87,943
DREYFUS STOCK INDEX FUND, INC...............       0.35%    Initial Shares   $  10.58       968,665
DREYFUS STOCK INDEX FUND, INC...............       0.75%    Initial Shares   $   9.40       289,829

EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........       0.00%           A         $  11.12        62,083
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........       0.00%           B         $ 112.82        21,417
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.00%           A         $  15.17         2,973
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.35%           A         $  13.76         4,132
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.35%           A         $  13.79        40,240

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                  UNITS
                                                CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- -------------- ------------ ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......       0.00%         B          $ 205.77        6,723

EQ/BLACKROCK BASIC VALUE EQUITY.............       0.00%         B          $ 258.94        9,567
EQ/BLACKROCK BASIC VALUE EQUITY.............       0.35%         B          $  14.01       58,213

EQ/BLACKROCK INTERNATIONAL VALUE............       0.00%         A          $  15.68      227,362
EQ/BLACKROCK INTERNATIONAL VALUE............       0.00%         B          $ 148.80       13,134

EQ/BOSTON ADVISORS EQUITY INCOME............       0.00%         A          $  16.93      506,010
EQ/BOSTON ADVISORS EQUITY INCOME............       0.60%         A          $  10.43       39,889
EQ/BOSTON ADVISORS EQUITY INCOME............       0.00%         B          $ 119.67        4,518
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  13.58        2,494
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  13.73       38,433
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  14.02      270,826
EQ/BOSTON ADVISORS EQUITY INCOME............       0.35%         B          $  14.25      112,676
EQ/BOSTON ADVISORS EQUITY INCOME............       0.75%         B          $  12.01       98,093

EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.00%         A          $   8.12          420
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         A          $   6.93        9,987
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         A          $   7.19      127,037
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.75%         A          $   7.82       19,080
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.00%         B          $  90.37          374
EQ/CALVERT SOCIALLY RESPONSIBLE.............       0.35%         B          $   9.76       22,101

EQ/CAPITAL GUARDIAN GROWTH..................       0.00%         A          $  12.00       18,044
EQ/CAPITAL GUARDIAN GROWTH..................       0.00%         B          $  78.84        4,280

EQ/CAPITAL GUARDIAN RESEARCH................       0.00%         A          $   9.62        6,407
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $   9.31      127,282
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $   9.49       17,006
EQ/CAPITAL GUARDIAN RESEARCH................       0.35%         A          $  13.94       54,588
EQ/CAPITAL GUARDIAN RESEARCH................       0.60%         A          $  10.67      118,985
EQ/CAPITAL GUARDIAN RESEARCH................       0.75%         A          $  11.54       12,424
EQ/CAPITAL GUARDIAN RESEARCH................       0.00%         B          $ 136.67        1,392

EQ/COMMON STOCK INDEX.......................       0.00%         A          $  15.12        2,006
EQ/COMMON STOCK INDEX.......................       0.00%         B          $  96.85       37,159

EQ/CORE BOND INDEX..........................       0.00%         A          $  14.14    1,204,891
EQ/CORE BOND INDEX..........................       0.35%         A          $  13.72       69,350
EQ/CORE BOND INDEX..........................       0.35%         A          $  13.93      502,278
EQ/CORE BOND INDEX..........................       0.35%         A          $  14.29       17,209
EQ/CORE BOND INDEX..........................       0.35%         A          $  14.36      421,479
EQ/CORE BOND INDEX..........................       0.60%         A          $  10.66       11,234
EQ/CORE BOND INDEX..........................       0.75%         A          $  10.64      300,660
EQ/CORE BOND INDEX..........................       0.00%         B          $ 126.76       16,433

EQ/EQUITY 500 INDEX.........................       0.00%         B          $ 105.01       34,731

EQ/EQUITY GROWTH PLUS.......................       0.00%         B          $ 165.32       14,433
EQ/EQUITY GROWTH PLUS.......................       0.35%         B          $  11.44      554,373
EQ/EQUITY GROWTH PLUS.......................       0.75%         B          $  11.20      171,572

EQ/GAMCO MERGERS & ACQUISITIONS.............       0.00%         B          $ 135.51        4,482

EQ/GAMCO SMALL COMPANY VALUE................       0.00%         B          $  43.94       34,702
EQ/GAMCO SMALL COMPANY VALUE................       0.00%         B          $ 200.19       21,845
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  25.92       16,374
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  26.95      369,517
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  33.76       50,546
EQ/GAMCO SMALL COMPANY VALUE................       0.35%         B          $  35.75      608,963
EQ/GAMCO SMALL COMPANY VALUE................       0.75%         B          $  64.41      577,626

EQ/GLOBAL BOND PLUS.........................       0.00%         B          $ 127.62        8,198

EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.35%         A          $  27.99        4,860

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                 CONTRACT                                  UNITS
                                                CHARGES**   SHARE CLASS*   UNIT VALUE   OUTSTANDING
FUNDS                                          ----------- -------------- ------------ ------------
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.35%         A          $  29.73        31,992
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.00%         B          $ 216.87           924
EQ/GLOBAL MULTI-SECTOR EQUITY...............       0.00%         B          $ 216.87        20,341

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.00%         A          $  16.94       531,448
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  13.07       174,794
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  13.08         7,242
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  15.32       170,999
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.35%         A          $  15.38        16,368
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.75%         A          $  18.21        98,887
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......       0.00%         B          $ 115.59         4,120

EQ/INTERNATIONAL CORE PLUS..................       0.00%         B          $ 139.91         5,571

EQ/INTERNATIONAL GROWTH.....................       0.00%         B          $  15.29         4,155
EQ/INTERNATIONAL GROWTH.....................       0.00%         B          $ 159.59         8,402
EQ/INTERNATIONAL GROWTH.....................       0.35%         B          $  13.69        64,172
EQ/INTERNATIONAL GROWTH.....................       0.35%         B          $  14.57       365,478
EQ/INTERNATIONAL GROWTH.....................       0.75%         B          $  21.43       446,101

EQ/JPMORGAN VALUE OPPORTUNITIES.............       0.00%         A          $   8.22         1,350
EQ/JPMORGAN VALUE OPPORTUNITIES.............       0.00%         B          $ 162.02         2,701

EQ/LARGE CAP CORE PLUS......................       0.00%         B          $ 105.47         2,985

EQ/LARGE CAP GROWTH INDEX...................       0.00%         B          $  89.44         9,839

EQ/LARGE CAP GROWTH PLUS....................       0.00%         B          $ 189.68         3,091

EQ/LARGE CAP VALUE INDEX....................       0.00%         B          $  63.43         5,201

EQ/LARGE CAP VALUE PLUS.....................       0.00%         A          $  14.25       307,107
EQ/LARGE CAP VALUE PLUS.....................       0.35%         A          $   9.82         4,525
EQ/LARGE CAP VALUE PLUS.....................       0.35%         A          $  10.10        85,946
EQ/LARGE CAP VALUE PLUS.....................       0.00%         B          $ 115.48        22,183

EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  12.80         9,474
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.53       138,859
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.60       303,750
EQ/LORD ABBETT GROWTH AND INCOME............       0.35%         A          $  13.61         8,163
EQ/LORD ABBETT GROWTH AND INCOME............       0.00%         B          $ 114.16         3,868

EQ/LORD ABBETT LARGE CAP CORE...............       0.00%         B          $ 131.24         3,396

EQ/MID CAP INDEX............................       0.35%         A          $  14.81         4,258
EQ/MID CAP INDEX............................       0.35%         A          $  15.48       170,925
EQ/MID CAP INDEX............................       0.00%         B          $ 131.57        14,718

EQ/MID CAP VALUE PLUS.......................       0.00%         A          $  13.83       115,014
EQ/MID CAP VALUE PLUS.......................       0.35%         A          $  13.76       758,163
EQ/MID CAP VALUE PLUS.......................       0.00%         B          $ 198.04         9,438

EQ/MONEY MARKET.............................       0.00%         A          $  11.43       213,437
EQ/MONEY MARKET.............................       0.35%         A          $  11.21       461,621
EQ/MONEY MARKET.............................       0.35%         A          $  11.21       409,552
EQ/MONEY MARKET.............................       0.60%         A          $  11.07        20,577
EQ/MONEY MARKET.............................       0.75%         A          $  10.98       196,986
EQ/MONEY MARKET.............................       0.00%         B          $ 131.49        31,006
EQ/MONEY MARKET.............................       0.25%         B          $ 131.49           219

EQ/MONTAG & CALDWELL GROWTH.................       0.00%         B          $  10.06       277,416
EQ/MONTAG & CALDWELL GROWTH.................       0.00%         B          $ 135.96         4,978
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  11.72       309,703
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.05     2,640,109
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.07        24,324
EQ/MONTAG & CALDWELL GROWTH.................       0.35%         B          $  12.33       576,800
EQ/MONTAG & CALDWELL GROWTH.................       0.75%         B          $   9.33       296,423

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                      CONTRACT                                     UNITS
                                                     CHARGES**     SHARE CLASS*    UNIT VALUE   OUTSTANDING
FUNDS                                               ----------- ----------------- ------------ ------------
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.00%            A          $  22.36        57,834
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  13.41        19,766
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  13.51       392,176
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  21.00       106,232
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.35%            A          $  21.70        11,454
EQ/MORGAN STANLEY MID CAP GROWTH.................       0.00%            B          $ 182.78         9,117

EQ/PIMCO ULTRA SHORT BOND........................       0.00%            A          $  13.77       109,659
EQ/PIMCO ULTRA SHORT BOND........................       0.00%            B          $ 117.24        15,793
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.41        10,947
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.44        60,326
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.45         2,561
EQ/PIMCO ULTRA SHORT BOND........................       0.35%            B          $  13.53       127,672

EQ/QUALITY BOND PLUS.............................       0.00%            A          $  10.78        12,125
EQ/QUALITY BOND PLUS.............................       0.00%            B          $ 161.43         6,264
EQ/QUALITY BOND PLUS.............................       0.35%            B          $  17.69        21,250
EQ/QUALITY BOND PLUS.............................       0.35%            B          $  17.78       201,487
EQ/QUALITY BOND PLUS.............................       0.75%            B          $  24.43       184,609

EQ/SMALL COMPANY INDEX...........................       0.00%            A          $   9.88       512,955
EQ/SMALL COMPANY INDEX...........................       0.35%            A          $  18.11        53,648
EQ/SMALL COMPANY INDEX...........................       0.00%            B          $ 178.81         8,334

EQ/T. ROWE PRICE GROWTH STOCK....................       0.00%            B          $  13.33       192,017
EQ/T. ROWE PRICE GROWTH STOCK....................       0.00%            B          $ 114.56         6,142
EQ/T. ROWE PRICE GROWTH STOCK....................       0.35%            B          $  10.76        95,629
EQ/T. ROWE PRICE GROWTH STOCK....................       0.35%            B          $  10.87       926,064
EQ/T. ROWE PRICE GROWTH STOCK....................       0.75%            B          $  22.40     1,081,405

EQ/UBS GROWTH & INCOME...........................       0.00%            B          $ 123.85         2,855
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.03         4,789
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.26       108,525
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.45       785,128
EQ/UBS GROWTH & INCOME...........................       0.35%            B          $  12.73       170,375
EQ/UBS GROWTH & INCOME...........................       0.75%            B          $   9.75       183,459

EQ/VAN KAMPEN COMSTOCK...........................       0.00%            B          $ 110.93         5,235

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH............       0.00%            B          $ 128.76         8,082

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO..........       0.00%      Initial Class    $  14.45           400

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.00%      Service Class 2  $ 106.76         1,333
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.00%      Initial Class    $  16.42       345,547
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.35%      Service Class    $  15.62        63,234
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.35%      Service Class    $  16.80       825,466
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..........       0.75%      Service Class    $  14.37       405,619

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO........       0.00%      Service Class 2  $ 104.61            88
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO........       0.00%      Initial Class    $  11.20        44,555

FIDELITY(R) VIP MID CAP PORTFOLIO................       0.00%      Service Class 2  $ 113.34           689

FRANKLIN INCOME SECURITIES FUND..................       0.00%         Class 2       $  10.74        52,314
FRANKLIN INCOME SECURITIES FUND..................       0.35%         Class 2       $  10.62        21,912
FRANKLIN INCOME SECURITIES FUND..................       0.35%         Class 2       $  16.75       388,065

FRANKLIN RISING DIVIDENDS SECURITIES.............       0.00%         Class 2       $ 108.47         1,180
FRANKLIN RISING DIVIDENDS SECURITIES.............       0.35%         Class 2       $  14.95        40,740

FRANKLIN SMALL CAP VALUE SECURITIES..............       0.00%         Class 2       $ 106.81           242

FRANKLIN STRATEGIC INCOME SECURITIES FUND........       0.00%         Class 2       $ 105.24           809

GOLDMAN SACHS VIT MID CAP VALUE FUND.............       0.00%      Service Shares   $ 108.47           497

INVESCO V.I. FINANCIAL SERVICES FUND.............       0.00%         Series I      $   6.65            63

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                CONTRACT                                          UNITS
                                                               CHARGES**       SHARE CLASS*       UNIT VALUE   OUTSTANDING
FUNDS                                                         ----------- ---------------------- ------------ ------------
INVESCO V.I. FINANCIAL SERVICES FUND.......................       0.35%         Series I          $   6.54        26,339
INVESCO V.I. FINANCIAL SERVICES FUND.......................       0.35%         Series I          $   6.75           313

INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.00%         Series I          $  14.30         8,583
INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.35%         Series I          $  13.27        39,901
INVESCO V.I. GLOBAL HEALTH CARE FUND.......................       0.35%         Series I          $  13.44           138

INVESCO V.I. GLOBAL REAL ESTATE FUND.......................       0.00%         Series II         $ 111.53           716

INVESCO V.I. INTERNATIONAL GROWTH FUND.....................       0.00%         Series II         $ 110.41           623

INVESCO V.I. MID CAP CORE EQUITY FUND......................       0.00%         Series II         $ 105.14           183

INVESCO V.I. SMALL CAP EQUITY FUND.........................       0.00%         Series II         $ 109.49           105

INVESCO V.I. TECHNOLOGY FUND...............................       0.00%         Series I          $  14.75         2,861
INVESCO V.I. TECHNOLOGY FUND...............................       0.35%         Series I          $  11.13        20,083
INVESCO V.I. TECHNOLOGY FUND...............................       0.35%         Series I          $  12.86           902

INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.00%         Series I          $  12.20         4,867
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.35%         Series I          $  12.73        37,300
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND...........       0.35%         Series I          $  14.52         1,288

IVY FUNDS VIP ENERGY.......................................       0.00%      Common Shares        $ 114.48           926

IVY FUNDS VIP MID CAP GROWTH...............................       0.00%      Common Shares        $ 115.78         1,219

IVY FUNDS VIP SMALL CAP GROWTH.............................       0.00%      Common Shares        $ 113.53           330

JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.35%   Institutional Shares    $  16.45        67,665
JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.35%   Institutional Shares    $  16.75       377,105
JANUS ASPEN SERIES BALANCED PORTFOLIO......................       0.75%   Institutional Shares    $  15.96        86,281

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.00%   Institutional Shares    $   8.74       213,489
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.35%   Institutional Shares    $   8.62        77,337
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.35%   Institutional Shares    $  10.40       921,815
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO....................       0.75%   Institutional Shares    $  13.79       104,158

JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.00%   Institutional Shares    $  11.27       469,166
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%   Institutional Shares    $  13.64        57,425
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%   Institutional Shares    $  14.40       407,559
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.75%   Institutional Shares    $  10.51       317,765
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%      Service Shares       $  17.72       120,991
JANUS ASPEN SERIES FORTY PORTFOLIO.........................       0.35%      Service Shares       $  17.86         9,863

JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.00%   Institutional Shares    $  25.20       133,645
JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.35%      Service Shares       $  32.85        12,352
JANUS ASPEN SERIES OVERSEAS PORTFOLIO......................       0.35%      Service Shares       $  32.94       172,016

JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO.........       0.00%      Service Shares       $  17.70        81,923

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.00%   Institutional Shares    $   8.83        53,008
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.35%   Institutional Shares    $   8.52        58,173
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.35%   Institutional Shares    $   9.67       781,819
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO.....................       0.75%   Institutional Shares    $   6.77       436,587

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       0.00%      Service Shares       $ 114.04         3,104

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       0.00%      Service Class        $ 106.86         1,574

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       0.00%      Service Class        $ 105.80            32

MFS(R) INVESTORS TRUST SERIES..............................       0.00%      Service Class        $ 102.73            12

MFS(R) UTILITIES SERIES....................................       0.00%      Initial Class        $  29.93         7,266
MFS(R) UTILITIES SERIES....................................       0.35%      Initial Class        $  26.62         3,148
MFS(R) UTILITIES SERIES....................................       0.35%      Initial Class        $  27.78        43,356

MULTIMANAGER AGGRESSIVE EQUITY.............................       0.00%            B              $  87.39        16,560

MULTIMANAGER CORE BOND.....................................       0.00%            A              $  12.18       613,009
MULTIMANAGER CORE BOND.....................................       0.00%            B              $ 154.18         7,364

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                  CONTRACT                                           UNITS
                                                                 CHARGES**       SHARE CLASS*        UNIT VALUE   OUTSTANDING
FUNDS                                                           ----------- ----------------------  ------------ ------------
MULTIMANAGER INTERNATIONAL EQUITY............................       0.00%             B              $ 193.73        6,261

MULTIMANAGER LARGE CAP CORE EQUITY...........................       0.00%             B              $ 153.99        1,548

MULTIMANAGER LARGE CAP VALUE.................................       0.00%             A              $   8.26      498,517
MULTIMANAGER LARGE CAP VALUE.................................       0.00%             B              $ 168.15        6,652

MULTIMANAGER MID CAP GROWTH..................................       0.00%             B              $ 205.79        2,069

MULTIMANAGER MID CAP VALUE...................................       0.00%             B              $ 172.21        5,886

MULTIMANAGER MULTI-SECTOR BOND...............................       0.35%             A              $  13.16        1,103
MULTIMANAGER MULTI-SECTOR BOND...............................       0.35%             A              $  13.72       83,367
MULTIMANAGER MULTI-SECTOR BOND...............................       0.00%             B              $ 123.50        9,302

MULTIMANAGER SMALL CAP GROWTH................................       0.00%             B              $  13.62       68,246
MULTIMANAGER SMALL CAP GROWTH................................       0.00%             B              $ 140.33        5,014
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  13.10        1,500
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  13.17      224,978
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  18.92       44,053
MULTIMANAGER SMALL CAP GROWTH................................       0.35%             B              $  19.45      366,880
MULTIMANAGER SMALL CAP GROWTH................................       0.75%             B              $  12.18       67,103

MULTIMANAGER SMALL CAP VALUE.................................       0.00%             B              $ 202.76        2,425

MULTIMANAGER TECHNOLOGY......................................       0.00%             B              $ 214.70        5,413

MUTUAL SHARES SECURITIES FUND................................       0.00%          Class 2           $ 103.00          560

OPPENHEIMER GLOBAL SECURITIES FUND/VA........................       0.35%        Service Class       $  20.14      100,409

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       0.00%        Advisor Class       $ 124.21          893

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  18.69        7,305
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  19.71       61,971
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  20.44      103,532
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
(UNHEDGED)...................................................       0.35%      Administrative Class  $  20.52        5,584

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       0.00%         Advisor Class      $ 105.13        2,531

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       0.00%         Advisor Class      $ 104.64        9,104

T. ROWE PRICE EQUITY INCOME..................................       0.00%           Class II         $ 102.60          158

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       0.00%           Class 2          $ 113.63        1,491

TEMPLETON GLOBAL BOND SECURITIES FUND........................       0.00%           Class 2          $ 105.16        3,996

TEMPLETON GROWTH SECURITIES FUND.............................       0.00%           Class 2          $ 104.38          122

UIF EMERGING MARKETS DEBT PORTFOLIO..........................       0.00%           Class I          $  23.37        6,870

VAN ECK VIP EMERGING MARKETS FUND............................       0.00%         Initial Class      $  24.11       89,235

VAN ECK VIP GLOBAL BOND FUND.................................       0.00%         Initial Class      $  20.52       12,198

VAN ECK VIP GLOBAL HARD ASSETS FUND..........................       0.00%           Class S          $ 117.15        1,462
VAN ECK VIP GLOBAL HARD ASSETS FUND..........................       0.00%         Initial Class      $  52.47        9,439

----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 4 of these financial statements.
** Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       AMERICAN
                                                       ALL ASSET    CENTURY VP MID   AXA AGGRESSIVE
                                                      ALLOCATION*    CAP VALUE(1)      ALLOCATION*
                                                     ------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $  963,552        $  185         $  251,826
 Expenses:
  Less: Asset-based charges.........................     441,227            --              2,424
                                                      ----------        ------         ----------
NET INVESTMENT INCOME (LOSS)........................     522,325           185            249,402
                                                      ----------        ------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (790,947)           22           (360,927)
  Realized gain distribution from The Trusts........   1,776,148            --            373,725
                                                      ----------        ------         ----------
 Net realized gain (loss)...........................     985,201            22             12,798
                                                      ----------        ------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   7,459,582         1,594          1,710,636
                                                      ----------        ------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   8,444,783         1,616          1,723,434
                                                      ----------        ------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $8,967,108        $1,801         $1,972,836
                                                      ==========        ======         ==========



                                                      AXA BALANCED   AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-
                                                        STRATEGY*       ALLOCATION*     GROWTH STRATEGY*   PLUS ALLOCATION*
                                                     -------------- ------------------ ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $ 27,310        $  52,373            $ 8,117          $ 101,445
 Expenses:
  Less: Asset-based charges.........................          --            2,765                 --              4,258
                                                        --------        ---------            -------          ---------
NET INVESTMENT INCOME (LOSS)........................      27,310           49,608              8,117             97,187
                                                        --------        ---------            -------          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       5,208           54,664              3,388            (53,234)
  Realized gain distribution from The Trusts........      11,068          102,155              3,358            152,239
                                                        --------        ---------            -------          ---------
 Net realized gain (loss)...........................      16,276          156,819              6,746             99,005
                                                        --------        ---------            -------          ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,503          (66,203)            24,206            205,590
                                                        --------        ---------            -------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     134,779           90,616             30,952            304,595
                                                        --------        ---------            -------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $162,089        $ 140,224            $39,069          $ 401,782
                                                        ========        =========            =======          =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      AXA CONSERVATIVE  AXA GROWTH   AXA MODERATE
                                                         STRATEGY*       STRATEGY*    ALLOCATION*
                                                     ----------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  6,350        $ 26,600     $  558,796
 Expenses:
  Less: Asset-based charges.........................           --              --         12,196
                                                         --------        --------     ----------
NET INVESTMENT INCOME (LOSS)........................        6,350          26,600        546,600
                                                         --------        --------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        7,333           1,706       (363,207)
  Realized gain distribution from The Trusts........        1,965          14,514        640,589
                                                         --------        --------     ----------
 Net realized gain (loss)...........................        9,298          16,220        277,382
                                                         --------        --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (5,333)        171,216      1,554,611
                                                         --------        --------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        3,965         187,436      1,831,993
                                                         --------        --------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 10,315        $214,036     $2,378,593
                                                         ========        ========     ==========



                                                        AXA MODERATE       AXA MODERATE-      AXA TACTICAL     AXA TACTICAL
                                                      GROWTH STRATEGY*   PLUS ALLOCATION*   MANAGER 400*(1)   MANAGER 500*(1)
                                                     ------------------ ------------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $ 78,582          $  931,819           $   --           $   78
 Expenses:
  Less: Asset-based charges.........................            --              17,045               --               --
                                                          --------          ----------           ------           ------
NET INVESTMENT INCOME (LOSS)........................        78,582             914,774               --               78
                                                          --------          ----------           ------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         6,108            (693,235)              26               94
  Realized gain distribution from The Trusts........        31,859           1,458,509            1,149              470
                                                          --------          ----------           ------           ------
 Net realized gain (loss)...........................        37,967             765,274            1,175              564
                                                          --------          ----------           ------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       440,131           4,154,187            1,024            1,031
                                                          --------          ----------           ------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       478,098           4,919,461            2,199            1,595
                                                          --------          ----------           ------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $556,680          $5,834,235           $2,199           $1,673
                                                          ========          ==========           ======           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                            AXA TACTICAL
                                                        AXA TACTICAL          MANAGER          DREYFUS STOCK
                                                      MANAGER 2000*(1)   INTERNATIONAL*(1)   INDEX FUND, INC.
                                                     ------------------ ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $    8               $181          $     457,616
 Expenses:
  Less: Asset-based charges.........................           --                 --                 56,000
                                                           ------               ----          -------------
NET INVESTMENT INCOME (LOSS)........................            8                181                401,616
                                                           ------               ----          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            5                 34             (3,358,279)
  Realized gain distribution from The Trusts........          746                  4                     --
                                                           ------               ----          -------------
 Net realized gain (loss)...........................          751                 38             (3,358,279)
                                                           ------               ----          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        1,010                729              6,147,954
                                                           ------               ----          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        1,761                767              2,789,675
                                                           ------               ----          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $1,769               $948          $   3,191,291
                                                           ======               ====          =============



                                                                                                    EQ/BLACKROCK   EQ/BLACKROCK
                                                      EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN    BASIC VALUE   INTERNATIONAL
                                                         INTERNATIONAL*        SMALL CAP GROWTH*       EQUITY*        VALUE*
                                                     ---------------------- ---------------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $    68,811             $     299         $    38,615    $    47,818
 Expenses:
  Less: Asset-based charges.........................               --                 1,854               2,752             --
                                                          -----------             ---------         -----------    -----------
NET INVESTMENT INCOME (LOSS)........................           68,811                (1,555)             35,863         47,818
                                                          -----------             ---------         -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         (445,463)              (47,187)           (126,233)      (143,947)
  Realized gain distribution from The Trusts........               --                    --                  --             --
                                                          -----------             ---------         -----------    -----------
 Net realized gain (loss)...........................         (445,463)              (47,187)           (126,233)      (143,947)
                                                          -----------             ---------         -----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................          522,886               526,780             466,038        455,063
                                                          -----------             ---------         -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           77,423               479,593             339,805        311,116
                                                          -----------             ---------         -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $   146,234             $ 478,038         $   375,668    $   358,934
                                                          ===========             =========         ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                            EQ/CALVERT    EQ/CAPITAL
                                                      EQ/BOSTON ADVISORS     SOCIALLY      GUARDIAN
                                                        EQUITY INCOME*     RESPONSIBLE*     GROWTH*
                                                     -------------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $     388,698       $     615     $    2,574
 Expenses:
  Less: Asset-based charges.........................           31,697           4,930             --
                                                        -------------       ---------     ----------
NET INVESTMENT INCOME (LOSS)........................          357,001          (4,315)         2,574
                                                        -------------       ---------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (1,026,217)        (65,336)       (10,946)
  Realized gain distribution from The Trusts........               --              --             --
                                                        -------------       ---------     ----------
 Net realized gain (loss)...........................       (1,026,217)        (65,336)       (10,946)
                                                        -------------       ---------     ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        3,001,401         229,250         71,837
                                                        -------------       ---------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        1,975,184         163,914         60,891
                                                        -------------       ---------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   2,332,185       $ 159,599     $   63,465
                                                        =============       =========     ==========



                                                       EQ/CAPITAL
                                                        GUARDIAN      EQ/COMMON    EQ/CORE BOND   EQ/EQUITY 500
                                                       RESEARCH*    STOCK INDEX*      INDEX*         INDEX*
                                                     ------------- -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $    36,479    $  42,173      $  898,142    $    46,981
 Expenses:
  Less: Asset-based charges.........................       15,421           --          78,054             --
                                                      -----------    ---------      ----------    -----------
NET INVESTMENT INCOME (LOSS)........................       21,058       42,173         820,088         46,981
                                                      -----------    ---------      ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (311,964)     (59,650)       (180,883)      (222,616)
  Realized gain distribution from The Trusts........           --           --              --             --
                                                      -----------    ---------      ----------    -----------
 Net realized gain (loss)...........................     (311,964)     (59,650)       (180,883)      (222,616)
                                                      -----------    ---------      ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      816,107      500,245       1,508,699        626,883
                                                      -----------    ---------      ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      504,143      440,595       1,327,816        404,267
                                                      -----------    ---------      ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   525,201    $ 482,768      $2,147,904    $   451,248
                                                      ===========    =========      ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                        EQ/GAMCO
                                                        EQ/EQUITY      MERGERS &     EQ/GAMCO SMALL
                                                      GROWTH PLUS*   ACQUISITIONS*   COMPANY VALUE*
                                                     -------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................   $   28,565      $     --       $   229,603
 Expenses:
  Less: Asset-based charges.........................       33,446            --           351,166
                                                       ----------      --------       -----------
NET INVESTMENT INCOME (LOSS)........................       (4,881)           --          (121,563)
                                                       ----------      --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (73,781)       (5,096)        3,815,289
  Realized gain distribution from The Trusts........           --        14,900                --
                                                       ----------      --------       -----------
 Net realized gain (loss)...........................      (73,781)        9,804         3,815,289
                                                       ----------      --------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    1,456,627        34,245        15,500,411
                                                       ----------      --------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    1,382,846        44,049        19,315,700
                                                       ----------      --------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $1,377,965      $ 44,049       $19,194,137
                                                       ==========      ========       ===========



                                                                                      EQ/INTERMEDIATE
                                                       EQ/GLOBAL   EQ/GLOBAL MULTI-      GOVERNMENT     EQ/INTERNATIONAL
                                                      BOND PLUS*    SECTOR EQUITY*      BOND INDEX*        CORE PLUS*
                                                     ------------ ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $   28,266     $    62,375          $241,337        $   12,664
 Expenses:
  Less: Asset-based charges.........................          --           3,720            33,379                --
                                                      ----------     -----------          --------        ----------
NET INVESTMENT INCOME (LOSS)........................      28,266          58,655           207,958            12,664
                                                      ----------     -----------          --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (19,990)       (196,686)            5,476           (43,650)
  Realized gain distribution from The Trusts........          --              --                --                --
                                                      ----------     -----------          --------        ----------
 Net realized gain (loss)...........................     (19,990)       (196,686)            5,476           (43,650)
                                                      ----------     -----------          --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      50,880         723,120           234,560           103,785
                                                      ----------     -----------          --------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      30,890         526,434           240,036            60,135
                                                      ----------     -----------          --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   59,156     $   585,089          $447,994        $   72,799
                                                      ==========     ===========          ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                           EQ/JPMORGAN
                                                      EQ/INTERNATIONAL        VALUE       EQ/LARGE CAP
                                                           GROWTH*       OPPORTUNITIES*    CORE PLUS*
                                                     ------------------ ---------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  136,005        $    5,415        $ 2,786
 Expenses:
  Less: Asset-based charges.........................         87,568                --             --
                                                         ----------        ----------        -------
NET INVESTMENT INCOME (LOSS)........................         48,437             5,415          2,786
                                                         ----------        ----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        515,809           (15,750)         1,462
  Realized gain distribution from The Trusts........             --                --         22,441
                                                         ----------        ----------        -------
 Net realized gain (loss)...........................        515,809           (15,750)        23,903
                                                         ----------        ----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,587,804            56,400         22,868
                                                         ----------        ----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,103,613            40,650         46,771
                                                         ----------        ----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $2,152,050        $   46,065        $49,557
                                                         ==========        ==========        =======



                                                       EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*   VALUE PLUS*
                                                     --------------- -------------- -------------- -------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $  7,756       $    2,004     $    4,537    $    98,569
 Expenses:
  Less: Asset-based charges.........................          --               --             --          2,961
                                                        --------       ----------     ----------    -----------
NET INVESTMENT INCOME (LOSS)........................       7,756            2,004          4,537         95,608
                                                        --------       ----------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,273)         (11,369)       (32,829)      (443,678)
  Realized gain distribution from The Trusts........          --               --             --             --
                                                        --------       ----------     ----------    -----------
 Net realized gain (loss)...........................      (3,273)         (11,369)       (32,829)      (443,678)
                                                        --------       ----------     ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     114,563           80,346         67,662      1,245,610
                                                        --------       ----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     111,290           68,977         34,833        801,932
                                                        --------       ----------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $119,046       $   70,981     $   39,370    $   897,540
                                                        ========       ==========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/LORD ABBETT      EQ/LORD ABBETT
                                                      GROWTH AND INCOME*   LARGE CAP CORE*   EQ/MID CAP INDEX*
                                                     -------------------- ----------------- -------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $   43,523          $  1,462          $    37,632
 Expenses:
  Less: Asset-based charges.........................          20,069                --                8,346
                                                          ----------          --------          -----------
NET INVESTMENT INCOME (LOSS)........................          23,454             1,462               29,286
                                                          ----------          --------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (282,357)           (4,191)            (339,198)
  Realized gain distribution from The Trusts........              --                --                   --
                                                          ----------          --------          -----------
 Net realized gain (loss)...........................        (282,357)           (4,191)            (339,198)
                                                          ----------          --------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       1,265,032            54,720            1,251,037
                                                          ----------          --------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         982,675            50,529              911,839
                                                          ----------          --------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $1,006,129          $ 51,991          $   941,125
                                                          ==========          ========          ===========



                                                                                   EQ/MONTAG &
                                                        EQ/MID CAP     EQ/MONEY     CALDWELL    EQ/MORGAN STANLEY
                                                       VALUE PLUS*      MARKET*      GROWTH*     MID CAP GROWTH*
                                                     --------------- ------------ ------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................  $     158,444   $  16,323    $  261,837      $   32,647
 Expenses:
  Less: Asset-based charges.........................         33,419      59,244       164,539          24,108
                                                      -------------   ---------    ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        125,025     (42,921)       97,298           8,539
                                                      -------------   ---------    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (1,071,808)      7,383     1,805,627         (35,017)
  Realized gain distribution from The Trusts........             --          --            --           7,693
                                                      -------------   ---------    ----------      ----------
 Net realized gain (loss)...........................     (1,071,808)      7,383     1,805,627         (27,324)
                                                      -------------   ---------    ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      3,530,880      (5,186)    1,649,576       2,683,524
                                                      -------------   ---------    ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      2,459,072       2,197     3,455,203       2,656,200
                                                      -------------   ---------    ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   2,584,097   $ (40,724)   $3,552,501      $2,664,739
                                                      =============   =========    ==========      ==========

-------
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND*     BOND PLUS*    COMPANY INDEX*
                                                     ---------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $   24,531      $1,037,580      $   78,854
 Expenses:
  Less: Asset-based charges.........................        10,090          50,008           2,990
                                                        ----------      ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        14,441         987,572          75,864
                                                        ----------      ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (94,606)         23,135        (241,498)
  Realized gain distribution from The Trusts........            --              --              --
                                                        ----------      ----------      ----------
 Net realized gain (loss)...........................       (94,606)         23,135        (241,498)
                                                        ----------      ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       125,816        (436,577)      1,713,690
                                                        ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        31,210        (413,442)      1,472,192
                                                        ----------      ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   45,651      $  574,130      $1,548,056
                                                        ==========      ==========      ==========



                                                                                                         EQ/WELLS FARGO
                                                      EQ/T. ROWE PRICE   EQ/UBS GROWTH   EQ/VAN KAMPEN   ADVANTAGE OMEGA
                                                        GROWTH STOCK*      & INCOME*       COMSTOCK*         GROWTH*
                                                     ------------------ --------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $       --        $  104,889      $  6,426         $     73
 Expenses:
  Less: Asset-based charges.........................        203,921            56,845            --               --
                                                         ----------        ----------      --------         --------
NET INVESTMENT INCOME (LOSS)........................       (203,921)           48,044         6,426               73
                                                         ----------        ----------      --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        472,590           182,966        (5,539)          24,167
  Realized gain distribution from The Trusts........             --                --            --           26,250
                                                         ----------        ----------      --------         --------
 Net realized gain (loss)...........................        472,590           182,966        (5,539)          50,417
                                                         ----------        ----------      --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      5,020,404         1,521,966        80,066          120,403
                                                         ----------        ----------      --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      5,492,994         1,704,932        74,527          170,820
                                                         ----------        ----------      --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $5,289,073        $1,752,976      $ 80,953         $170,893
                                                         ==========        ==========      ========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      FIDELITY(R) VIP  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER    CONTRAFUND(R)    GROWTH & INCOME
                                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     ---------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................    $      131      $     246,552       $  3,268
 Expenses:
  Less: Asset-based charges.........................            --             89,591             --
                                                        ----------      -------------       --------
NET INVESTMENT INCOME (LOSS)........................           131            156,961          3,268
                                                        ----------      -------------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        15,870         (2,105,995)        (6,965)
  Realized gain distribution from The Trusts........            28             38,694             --
                                                        ----------      -------------       --------
 Net realized gain (loss)...........................        15,898         (2,067,301)        (6,965)
                                                        ----------      -------------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (11,462)         5,770,971         63,439
                                                        ----------      -------------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         4,436          3,703,670         56,474
                                                        ----------      -------------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $    4,567      $   3,860,631       $ 59,742
                                                        ==========      =============       ========



                                                      FIDELITY(R) VIP                     FRANKLIN RISING   FRANKLIN SMALL
                                                          MID CAP       FRANKLIN INCOME      DIVIDENDS         CAP VALUE
                                                        PORTFOLIO(1)    SECURITIES FUND      SECURITIES      SECURITIES(1)
                                                     ----------------- ----------------- ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $   78          $ 465,633         $   8,705          $    6
 Expenses:
  Less: Asset-based charges.........................           --             22,304             1,904              --
                                                           ------          ---------         ---------          ------
NET INVESTMENT INCOME (LOSS)........................           78            443,329             6,801               6
                                                           ------          ---------         ---------          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          514            (97,645)          (14,726)             73
  Realized gain distribution from The Trusts........          103                 --                --              --
                                                           ------          ---------         ---------          ------
 Net realized gain (loss)...........................          617            (97,645)          (14,726)             73
                                                           ------          ---------         ---------          ------
 Change in unrealized appreciation
  (depreciation) of investments.....................        3,467            471,740           116,073           2,840
                                                           ------          ---------         ---------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        4,084            374,095           101,347           2,913
                                                           ------          ---------         ---------          ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $4,162          $ 817,424         $ 108,148          $2,919
                                                           ======          =========         =========          ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           FRANKLIN        GOLDMAN SACHS    INVESCO V.I.
                                                       STRATEGIC INCOME     VIT MID CAP      FINANCIAL
                                                      SECURITIES FUND(1)   VALUE FUND(1)   SERVICES FUND
                                                     -------------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $    2             $  207       $       172
 Expenses:
  Less: Asset-based charges.........................            --                 --               603
                                                            ------             ------       -----------
NET INVESTMENT INCOME (LOSS)........................             2                207              (431)
                                                            ------             ------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           113                241          (112,380)
  Realized gain distribution from The Trusts........            --                 --                --
                                                            ------             ------       -----------
 Net realized gain (loss)...........................           113                241          (112,380)
                                                            ------             ------       -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         1,644              7,468           128,613
                                                            ------             ------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,757              7,709            16,233
                                                            ------             ------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $1,759             $7,916       $    15,802
                                                            ======             ======       ===========



                                                       INVESCO V.I.    INVESCO V.I.     INVESCO V.I.     INVESCO V.I.
                                                      GLOBAL HEALTH     GLOBAL REAL     INTERNATIONAL    MID CAP CORE
                                                        CARE FUND     ESTATE FUND(1)   GROWTH FUND(1)   EQUITY FUND(1)
                                                     --------------- ---------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................   $       --         $2,377           $  259           $   20
 Expenses:
  Less: Asset-based charges.........................        1,850             --               --               --
                                                       ----------         ------           ------           ------
NET INVESTMENT INCOME (LOSS)........................       (1,850)         2,377              259               20
                                                       ----------         ------           ------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (34,189)            46               46               16
  Realized gain distribution from The Trusts........           --             --               --               --
                                                       ----------         ------           ------           ------
 Net realized gain (loss)...........................      (34,189)            46               46               16
                                                       ----------         ------           ------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       67,248          3,401            3,070            1,076
                                                       ----------         ------           ------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       33,059          3,447            3,116            1,092
                                                       ----------         ------           ------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   31,209         $5,824           $3,375           $1,112
                                                       ==========         ======           ======           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                       INVESCO VAN
                                                       INVESCO V.I.    INVESCO V.I.    KAMPEN V.I.
                                                         SMALL CAP      TECHNOLOGY    GLOBAL VALUE
                                                      EQUITY FUND(1)       FUND        EQUITY FUND
                                                     ---------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................       $ --          $    --       $    9,833
 Expenses:
  Less: Asset-based charges.........................         --              690            1,598
                                                           ----          -------       ----------
NET INVESTMENT INCOME (LOSS)........................         --             (690)           8,235
                                                           ----          -------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         12            2,435          (92,058)
  Realized gain distribution from The Trusts........         --               --               --
                                                           ----          -------       ----------
 Net realized gain (loss)...........................         12            2,435          (92,058)
                                                           ----          -------       ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        908           42,997          136,922
                                                           ----          -------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        920           45,432           44,864
                                                           ----          -------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $920          $44,742       $   53,099
                                                           ====          =======       ==========



                                                                       IVY FUNDS    IVY FUNDS VIP     JANUS ASPEN
                                                        IVY FUNDS     VIP MID CAP     SMALL CAP     SERIES BALANCED
                                                      VIP ENERGY(1)    GROWTH(1)      GROWTH(1)        PORTFOLIO
                                                     --------------- ------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $    --        $    --         $   --         $244,856
 Expenses:
  Less: Asset-based charges.........................          --             --             --           36,232
                                                         -------        -------         ------         --------
NET INVESTMENT INCOME (LOSS)........................          --             --             --          208,624
                                                         -------        -------         ------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       3,742            122            155          176,168
  Realized gain distribution from The Trusts........          --             --             --               --
                                                         -------        -------         ------         --------
 Net realized gain (loss)...........................       3,742            122            155          176,168
                                                         -------        -------         ------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      19,233         10,971          4,017          278,553
                                                         -------        -------         ------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      22,975         11,093          4,172          454,721
                                                         -------        -------         ------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $22,975        $11,093         $4,172         $663,345
                                                         =======        =======         ======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                            JANUS ASPEN
                                                        JANUS ASPEN       JANUS ASPEN     JANUS ASPEN     SERIES PERKINS
                                                     SERIES ENTERPRISE   SERIES FORTY   SERIES OVERSEAS    MID CAP VALUE
                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                    ------------------- -------------- ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:................................
  Dividends from The Trusts........................     $    8,275        $   57,880       $   51,469       $   6,776
 Expenses:
  Less: Asset-based charges........................         41,511            55,499           18,820              --
                                                        ----------        ----------       ----------       ---------
NET INVESTMENT INCOME (LOSS).......................        (33,236)            2,381           32,649           6,776
                                                        ----------        ----------       ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments..............        620,077           845,560            4,854         (43,408)
  Realized gain distribution from The Trusts.......             --                --               --              --
                                                        ----------        ----------       ----------       ---------
 Net realized gain (loss)..........................        620,077           845,560            4,854         (43,408)
                                                        ----------        ----------       ----------       ---------
 Change in unrealized appreciation
  (depreciation) of investments....................      2,223,597           181,185        1,901,373         230,960
                                                        ----------        ----------       ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................      2,843,674         1,026,745        1,906,227         187,552
                                                        ----------        ----------       ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................     $2,810,438        $1,029,126       $1,938,876       $ 194,328
                                                        ==========        ==========       ==========       =========




                                                         JANUS ASPEN      LAZARD RETIREMENT
                                                      SERIES WORLDWIDE     EMERGING MARKETS    MFS(R) INTERNATIONAL
                                                          PORTFOLIO      EQUITY PORTFOLIO(1)    VALUE PORTFOLIO(1)
                                                     ------------------ --------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:................................
  Dividends from The Trusts........................      $   66,086            $ 3,008               $    --
 Expenses:
  Less: Asset-based charges........................          47,146                 --                    --
                                                         ----------            -------               -------
NET INVESTMENT INCOME (LOSS).......................          18,940              3,008                    --
                                                         ----------            -------               -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments..............         (69,195)                46                 1,271
  Realized gain distribution from The Trusts.......              --                 --                    --
                                                         ----------            -------               -------
 Net realized gain (loss)..........................         (69,195)                46                 1,271
                                                         ----------            -------               -------
 Change in unrealized appreciation
  (depreciation) of investments....................       1,585,556             10,322                13,577
                                                         ----------            -------               -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.......................................       1,516,361             10,368                14,848
                                                         ----------            -------               -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................      $1,535,301            $13,376               $14,848
                                                         ==========            =======               =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      MFS(R) INVESTORS
                                                        GROWTH STOCK    MFS(R) INVESTORS   MFS(R) UTILITIES
                                                         SERIES(1)       TRUST SERIES(1)        SERIES
                                                     ----------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $ --              $ --           $    44,568
 Expenses:
  Less: Asset-based charges.........................          --                --                 4,300
                                                            ----              ----           -----------
NET INVESTMENT INCOME (LOSS)........................          --                --                40,268
                                                            ----              ----           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          25                10              (110,560)
  Realized gain distribution from The Trusts........          --                --                    --
                                                            ----              ----           -----------
 Net realized gain (loss)...........................          25                10              (110,560)
                                                            ----              ----           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         274               146               249,541
                                                            ----              ----           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         299               156               138,981
                                                            ----              ----           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $299              $156           $   179,249
                                                            ====              ====           ===========



                                                                                           MULTIMANAGER    MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER   INTERNATIONAL   LARGE CAP CORE
                                                      AGGRESSIVE EQUITY*    CORE BOND*       EQUITY*         EQUITY*
                                                     -------------------- -------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $   5,250          $258,129      $   33,818       $    594
 Expenses:
  Less: Asset-based charges.........................             --                --              --             --
                                                          ---------          --------      ----------       --------
NET INVESTMENT INCOME (LOSS)........................          5,250           258,129          33,818            594
                                                          ---------          --------      ----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (16,102)           22,359         (23,732)        (5,279)
  Realized gain distribution from The Trusts........             --           112,285              --             --
                                                          ---------          --------      ----------       --------
 Net realized gain (loss)...........................        (16,102)          134,644         (23,732)        (5,279)
                                                          ---------          --------      ----------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................        258,410           136,075          77,059         33,286
                                                          ---------          --------      ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        242,308           270,719          53,327         28,007
                                                          ---------          --------      ----------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 247,558          $528,848      $   87,145       $ 28,601
                                                          =========          ========      ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      LARGE CAP VALUE*   MID CAP GROWTH*   MID CAP VALUE*
                                                     ------------------ ----------------- ----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  53,576          $     --          $  6,819
 Expenses:
  Less: Asset-based charges.........................            --                --                --
                                                         ---------          --------          --------
NET INVESTMENT INCOME (LOSS)........................        53,576                --             6,819
                                                         ---------          --------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (81,059)           (3,385)            1,040
  Realized gain distribution from The Trusts........            --                --                --
                                                         ---------          --------          --------
 Net realized gain (loss)...........................       (81,059)           (3,385)            1,040
                                                         ---------          --------          --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       642,484            91,041           190,098
                                                         ---------          --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       561,425            87,656           191,138
                                                         ---------          --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 615,001          $ 87,656          $197,957
                                                         =========          ========          ========



                                                         MULTIMANAGER         MULTIMANAGER       MULTIMANAGER     MULTIMANAGER
                                                      MULTI-SECTOR BOND*   SMALL CAP GROWTH*   SMALL CAP VALUE*    TECHNOLOGY*
                                                     -------------------- ------------------- ------------------ --------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $    62,804          $       --          $      661       $      --
 Expenses:
  Less: Asset-based charges.........................           4,086              38,744                  --              --
                                                         -----------          ----------          ----------       ---------
NET INVESTMENT INCOME (LOSS)........................          58,718             (38,744)                661              --
                                                         -----------          ----------          ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        (238,541)           (385,601)            (35,347)        (12,453)
  Realized gain distribution from The Trusts........              --                  --                  --              --
                                                         -----------          ----------          ----------       ---------
 Net realized gain (loss)...........................        (238,541)           (385,601)            (35,347)        (12,453)
                                                         -----------          ----------          ----------       ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................         319,941           3,352,148             129,589         185,210
                                                         -----------          ----------          ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          81,400           2,966,547              94,242         172,757
                                                         -----------          ----------          ----------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $   140,118          $2,927,803          $   94,903       $ 172,757
                                                         ===========          ==========          ==========       =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                                   PIMCO VARIABLE
                                                                              OPPENHEIMER          INSURANCE TRUST
                                                         MUTUAL SHARES     GLOBAL SECURITIES   COMMODITYREALRETURN(R)
                                                      SECURITIES FUND(1)        FUND/VA         STRATEGY PORTFOLIO(1)
                                                     -------------------- ------------------- ------------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $   48            $    21,945              $ 4,298
 Expenses:
  Less: Asset-based charges.........................            --                  6,391                   --
                                                            ------            -----------              -------
NET INVESTMENT INCOME (LOSS)........................            48                 15,554                4,298
                                                            ------            -----------              -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            15               (104,112)                  72
  Realized gain distribution from The Trusts........            --                     --                1,629
                                                            ------            -----------              -------
 Net realized gain (loss)...........................            15               (104,112)               1,701
                                                            ------            -----------              -------
 Change in unrealized appreciation
  (depreciation) of investments.....................         1,732                358,649                8,459
                                                            ------            -----------              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         1,747                254,537               10,160
                                                            ------            -----------              -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $1,795            $   270,091              $14,458
                                                            ======            ===========              =======



                                                       PIMCO VARIABLE
                                                      INSURANCE TRUST    PIMCO VARIABLE   PIMCO VARIABLE
                                                        GLOBAL BOND     INSURANCE TRUST   INSURANCE TRUST
                                                         PORTFOLIO        REAL RETURN      TOTAL RETURN     T. ROWE PRICE
                                                         (UNHEDGED)       PORTFOLIO(1)     PORTFOLIO(1)    EQUITY INCOME(1)
                                                     ----------------- ----------------- ---------------- -----------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................      $153,682         $  2,441         $  26,151           $   98
 Expenses:
  Less: Asset-based charges.........................        11,783               --                --               --
                                                          --------         --------         ---------           ------
NET INVESTMENT INCOME (LOSS)........................       141,899            2,441            26,151               98
                                                          --------         --------         ---------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        62,048              949               386               25
  Realized gain distribution from The Trusts........        22,874              244             7,340               --
                                                          --------         --------         ---------           ------
 Net realized gain (loss)...........................        84,922            1,193             7,726               25
                                                          --------         --------         ---------           ------
 Change in unrealized appreciation
  (depreciation) of investments.....................       125,956           (7,290)          (36,134)           1,276
                                                          --------         --------         ---------           ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       210,878           (6,097)          (28,408)           1,301
                                                          --------         --------         ---------           ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $352,777         $ (3,656)        $  (2,257)          $1,399
                                                          ========         ========         =========           ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                           TEMPLETON            TEMPLETON            TEMPLETON
                                                      DEVELOPING MARKETS       GLOBAL BOND            GROWTH
                                                      SECURITIES FUND(1)   SECURITIES FUND(1)   SECURITIES FUND(1)
                                                     -------------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................        $    15              $   14                 $--
 Expenses:
  Less: Asset-based charges.........................             --                  --                  --
                                                            -------              ------                 ---
NET INVESTMENT INCOME (LOSS)........................             15                  14                  --
                                                            -------              ------                 ---
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            317               1,982                  58
  Realized gain distribution from The Trusts........             --                   2                  --
                                                            -------              ------                 ---
 Net realized gain (loss)...........................            317               1,984                  58
                                                            -------              ------                 ---
 Change in unrealized appreciation
  (depreciation) of investments.....................         15,609               3,451                   3
                                                            -------              ------                 ---
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         15,926               5,435                  61
                                                            -------              ------                 ---
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $15,941              $5,449                 $61
                                                            =======              ======                 ===



                                                       UIF EMERGING    VAN ECK VIP   VAN ECK VIP   VAN ECK VIP
                                                       MARKETS DEBT     EMERGING     GLOBAL BOND   GLOBAL HARD
                                                         PORTFOLIO    MARKETS FUND       FUND      ASSETS FUND
                                                      -------------- -------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:.................................
  Dividends from The Trusts.........................     $  7,921     $    11,427       $5,409       $  2,049
 Expenses:
  Less: Asset-based charges.........................           --              --           --             --
                                                         --------     -----------       ------       --------
NET INVESTMENT INCOME (LOSS)........................        7,921          11,427        5,409          2,049
                                                         --------     -----------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       21,594        (102,919)          78         33,018
  Realized gain distribution from The Trusts........           --              --           --             --
                                                         --------     -----------       ------       --------
 Net realized gain (loss)...........................       21,594        (102,919)          78         33,018
                                                         --------     -----------       ------       --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       (3,828)        543,450        3,929         86,020
                                                         --------     -----------       ------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       17,766         440,531        4,007        119,038
                                                         --------     -----------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,687     $   451,958       $9,416       $121,087
                                                         ========     ===========       ======       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust Portfolios, affiliates of AXA Equitable.
(1) Refer to the Statement of Changes in Net Assets for details on commencement of operations.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  ALL ASSET             AMERICAN CENTURY VP
                                                                                 ALLOCATION*               MID CAP VALUE
                                                                       ------------------------------- ---------------------
                                                                             2010            2009             2010 (l)
                                                                       --------------- --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    522,325    $    857,594         $   185
 Net realized gain (loss) on investments..............................       985,201      (3,130,148)             22
 Change in unrealized appreciation (depreciation) of investments......     7,459,582      16,537,637           1,594
                                                                        ------------    ------------         -------
 Net Increase (decrease) in net assets from operations................     8,967,108      14,265,083           1,801
                                                                        ------------    ------------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                    7,910,612       8,558,408          10,433
  Transfers between funds including guaranteed interest account,
   net................................................................    (2,515,249)     (3,147,485)         14,102
  Transfers for contract benefits and terminations....................    (5,187,833)     (4,490,455)             --
  Contract maintenance charges........................................    (6,593,225)     (7,050,778)         (1,168)
                                                                        ------------    ------------         -------
Net increase (decrease) in net assets from contractowners transactions    (6,385,695)     (6,130,310)         23,367
                                                                        ------------    ------------         -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --             100              --
                                                                        ------------    ------------         -------
INCREASE (DECREASE) IN NET ASSETS.....................................     2,581,413       8,134,873          25,168
NET ASSETS -- BEGINNING OF PERIOD.....................................    68,155,461      60,020,588              --
                                                                        ------------    ------------         -------
NET ASSETS -- END OF PERIOD...........................................  $ 70,736,874    $ 68,155,461         $25,168
                                                                        ============    ============         =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................................       458,875         610,533              --
 Redeemed.............................................................      (786,529)       (977,352)
                                                                        ------------    ------------         -------
 Net Increase (Decrease)..............................................      (327,654)       (366,819)             --
                                                                        ============    ============         =======
UNIT ACTIVITY CLASS II
 Issued...............................................................            --              --             243
 Redeemed.............................................................            --              --                (7)
                                                                        ------------    ------------         ----------
 Net Increase (Decrease)..............................................            --              --             236
                                                                        ============    ============         =========



                                                                               AXA AGGRESSIVE                  AXA BALANCED
                                                                                 ALLOCATION*                     STRATEGY*
                                                                       ------------------------------- -----------------------------
                                                                             2010            2009           2010           2009
                                                                       --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    249,402    $    110,430     $   27,310      $ 1,130
 Net realized gain (loss) on investments..............................        12,798       1,114,302         16,276          476
 Change in unrealized appreciation (depreciation) of investments......     1,710,636       1,405,253        118,503       (1,403)
                                                                        ------------    ------------     ----------      -------
 Net Increase (decrease) in net assets from operations................     1,972,836       2,629,985        162,089          203
                                                                        ------------    ------------     ----------      -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                    4,769,996       5,163,985      2,382,099      189,514
  Transfers between funds including guaranteed interest account,
   net................................................................      (256,841)        392,700         44,033       63,878
  Transfers for contract benefits and terminations....................      (276,102)        (80,095)        (1,599)          --
  Contract maintenance charges........................................    (1,874,842)     (1,617,310)      (274,557)      (5,379)
                                                                        ------------    ------------     ----------      -------
Net increase (decrease) in net assets from contractowners transactions     2,362,211       3,859,280      2,149,976      248,013
                                                                        ------------    ------------     ----------      -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --              --             --           --
                                                                        ------------    ------------     ----------      -------
INCREASE (DECREASE) IN NET ASSETS.....................................     4,335,047       6,489,265      2,312,065      248,216
NET ASSETS -- BEGINNING OF PERIOD.....................................    13,231,012       6,741,747        248,216           --
                                                                        ------------    ------------     ----------      -------
NET ASSETS -- END OF PERIOD...........................................  $ 17,566,059    $ 13,231,012     $2,560,281      $248,216
                                                                        ============    ============     ==========      ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...............................................................        44,974          82,518         21,896        2,440
 Redeemed.............................................................       (27,267)        (19,105)        (1,470)          (1)
                                                                        ------------    ------------     ----------      ---------
 Net Increase (Decrease)..............................................        17,707          63,413         20,426        2,439
                                                                        ============    ============     ==========      =========
UNIT ACTIVITY CLASS II
 Issued...............................................................            --              --             --           --
 Redeemed.............................................................            --              --             --           --
                                                                        ------------    ------------     ----------      ---------
 Net Increase (Decrease)..............................................            --              --             --           --
                                                                        ============    ============     ==========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  AXA CONSERVATIVE
                                                                                     ALLOCATION*
                                                                           -------------------------------
                                                                                2010            2009
                                                                           -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   49,608      $  40,943
 Net realized gain (loss) on investments..................................      156,819          5,809
 Change in unrealized appreciation (depreciation) of investments..........      (66,203)        97,801
                                                                             ----------      ---------
 Net Increase (decrease) in net assets from operations....................      140,224        144,553
                                                                             ----------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         758,653        896,474
  Transfers between funds including guaranteed interest account,
   net....................................................................     (147,570)       421,602
  Transfers for contract benefits and terminations........................      (77,718)        (1,814)
  Contract maintenance charges............................................     (267,835)      (215,829)
                                                                             ----------      ---------
Net increase (decrease) in net assets from contractowners transactions          265,530      1,100,433
                                                                             ----------      ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------      ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      405,754      1,244,986
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,090,799        845,813
                                                                             ----------      ---------
NET ASSETS -- END OF PERIOD...............................................   $2,496,553      $2,090,799
                                                                             ==========      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       11,597             --
 Redeemed.................................................................          (29)             (2)
                                                                             ----------      -----------
 Net Increase (Decrease)..................................................       11,568              (2)
                                                                             ==========      ===========
UNIT ACTIVITY CLASS B
 Issued...................................................................       46,751         41,028
 Redeemed.................................................................      (46,453)       (15,742)
                                                                             ----------      -----------
 Net Increase (Decrease)..................................................          298         25,286
                                                                             ==========      ===========



                                                                               AXA CONSERVATIVE          AXA CONSERVATIVE-PLUS
                                                                               GROWTH STRATEGY*               ALLOCATION*
                                                                           ------------------------- -----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   8,117     $   249      $   97,187     $   60,156
 Net realized gain (loss) on investments..................................      6,746          71          99,005        147,874
 Change in unrealized appreciation (depreciation) of investments..........     24,206        (326)        205,590        150,401
                                                                            ---------     --------     ----------     ----------
 Net Increase (decrease) in net assets from operations....................     39,069            (6)      401,782        358,431
                                                                            ---------     ----------   ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       807,281      32,080       1,209,313      1,280,633
  Transfers between funds including guaranteed interest account,
   net....................................................................     (9,074)        436         626,071        793,339
  Transfers for contract benefits and terminations........................       (490)         --         (76,680)       (23,700)
  Contract maintenance charges............................................    (78,726)     (2,561)       (512,427)      (337,341)
                                                                            ---------     ---------    ----------     ----------
Net increase (decrease) in net assets from contractowners transactions        718,991      29,955       1,246,277      1,712,931
                                                                            ---------     ---------    ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --          --              --             --
                                                                            ---------     ---------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    758,060      29,949       1,648,059      2,071,362
NET ASSETS -- BEGINNING OF PERIOD.........................................     29,949          --       3,637,794      1,566,432
                                                                            ---------     ---------    ----------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 788,009     $29,949      $5,285,853     $3,637,794
                                                                            =========     =========    ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --          --             177            732
 Redeemed.................................................................         --          --             (83)           (51)
                                                                            ---------     ---------    ----------     ----------
 Net Increase (Decrease)..................................................         --          --              94            681
                                                                            =========     =========    ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      7,794         296          70,206         63,022
 Redeemed.................................................................       (977)         --         (22,490)        (6,969)
                                                                            ---------     ---------    ----------     ----------
 Net Increase (Decrease)..................................................      6,817         296          47,716         56,053
                                                                            =========     =========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA CONSERVATIVE              AXA GROWTH
                                                                                   STRATEGY*                   STRATEGY*
                                                                           -------------------------- ---------------------------
                                                                               2010          2009          2010          2009
                                                                           ------------ ------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   6,350     $   949       $   26,600     $  1,982
 Net realized gain (loss) on investments..................................      9,298         108           16,220        1,274
 Change in unrealized appreciation (depreciation) of investments..........     (5,333)     (1,446)         171,216         (629)
                                                                            ---------     -------       ----------     --------
 Net Increase (decrease) in net assets from operations....................     10,315        (389)         214,036        2,627
                                                                            ---------     -------       ----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       536,618      62,807        2,300,837      268,495
  Transfers between funds including guaranteed interest account,
   net....................................................................    (16,305)     (3,044)          94,564       38,435
  Transfers for contract benefits and terminations........................       (607)         --           (3,998)          --
  Contract maintenance charges............................................    (48,839)     (1,819)        (315,377)      (8,169)
                                                                            ---------     -------       ----------     --------
Net increase (decrease) in net assets from contractowners transactions        470,867      57,944        2,076,026      298,761
                                                                            ---------     -------       ----------     --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --          --               --           --
                                                                            ---------     -------       ----------     --------
INCREASE (DECREASE) IN NET ASSETS.........................................    481,182      57,555        2,290,062      301,388
NET ASSETS -- BEGINNING OF PERIOD.........................................     57,555          --          301,388           --
                                                                            ---------     -------       ----------     --------
NET ASSETS -- END OF PERIOD...............................................  $ 538,737     $57,555       $2,591,450     $301,388
                                                                            =========     =======       ==========     ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --          --               --           --
 Redeemed.................................................................         --          --               --           --
                                                                            ---------     -------       ----------     --------
 Net Increase (Decrease)..................................................         --          --               --           --
                                                                            =========     =======       ==========     ========
UNIT ACTIVITY CLASS B
 Issued...................................................................      6,996         572           20,841        2,960
 Redeemed.................................................................     (2,586)           (1)        (1,124)         (17)
                                                                            ---------     ----------    ----------     --------
 Net Increase (Decrease)..................................................      4,410         571           19,717        2,943
                                                                            =========     =========     ==========     ========



                                                                                    AXA MODERATE
                                                                                     ALLOCATION*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    546,600    $    249,532
 Net realized gain (loss) on investments..................................       277,382       1,094,165
 Change in unrealized appreciation (depreciation) of investments..........     1,554,611       1,119,489
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,378,593       2,463,186
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        7,879,068       8,893,566
  Transfers between funds including guaranteed interest account,
   net....................................................................       669,023       2,417,881
  Transfers for contract benefits and terminations........................      (584,530)        (83,235)
  Contract maintenance charges............................................    (3,141,555)     (2,323,223)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions         4,822,006       8,904,989
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     7,200,599      11,368,175
NET ASSETS -- BEGINNING OF PERIOD.........................................    20,680,510       9,312,335
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 27,881,109    $ 20,680,510
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            71             308
 Redeemed.................................................................           (40)            (29)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            31             279
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................       214,367         234,697
 Redeemed.................................................................      (154,721)        (63,055)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................        59,646         171,642
                                                                            ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              AXA MODERATE
                                                                            GROWTH STRATEGY*
                                                                       ---------------------------
                                                                            2010          2009
                                                                       -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................   $   78,582    $   3,025
 Net realized gain (loss) on investments..............................       37,967        2,692
 Change in unrealized appreciation (depreciation) of investments......      440,131       (3,656)
                                                                         ----------    ---------
 Net Increase (decrease) in net assets from operations................      556,680        2,061
                                                                         ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                   6,610,079      611,042
  Transfers between funds including guaranteed interest account,
   net................................................................      477,866       54,984
  Transfers for contract benefits and terminations....................      (42,112)          --
  Contract maintenance charges........................................     (812,865)     (21,814)
                                                                         ----------    ---------
Net increase (decrease) in net assets from contractowners transactions    6,232,968      644,212
                                                                         ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................           --           --
                                                                         ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.....................................    6,789,648      646,273
NET ASSETS -- BEGINNING OF PERIOD.....................................      646,273           --
                                                                         ----------    ---------
NET ASSETS -- END OF PERIOD...........................................   $7,435,921    $ 646,273
                                                                         ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................           --           --
 Redeemed.............................................................           --           --
                                                                         ----------    ---------
 Net Increase (Decrease)..............................................           --           --
                                                                         ==========    =========
UNIT ACTIVITY CLASS B
 Issued...............................................................       63,210        6,686
 Redeemed.............................................................       (3,812)        (351)
                                                                         ----------    ---------
 Net Increase (Decrease)..............................................       59,398        6,335
                                                                         ==========    =========



                                                                              AXA MODERATE-PLUS         AXA TACTICAL
                                                                                 ALLOCATION*            MANAGER 400*
                                                                       ------------------------------- --------------
                                                                             2010            2009         2010 (l)
                                                                       --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................  $    914,774    $    509,601      $   --
 Net realized gain (loss) on investments..............................       765,274       3,082,182       1,175
 Change in unrealized appreciation (depreciation) of investments......     4,154,187       3,591,571       1,024
                                                                        ------------    ------------      ------
 Net Increase (decrease) in net assets from operations................     5,834,235       7,183,354       2,199
                                                                        ------------    ------------      ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                   15,009,646      16,088,143      54,413
  Transfers between funds including guaranteed interest account,
   net................................................................      (609,939)      2,708,471       4,776
  Transfers for contract benefits and terminations....................      (870,921)       (166,173)         --
  Contract maintenance charges........................................    (6,040,121)     (4,817,249)       (956)
                                                                        ------------    ------------      ------
Net increase (decrease) in net assets from contractowners transactions     7,488,665      13,813,192      58,233
                                                                        ------------    ------------      ------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................            --              --          --
                                                                        ------------    ------------      ------
INCREASE (DECREASE) IN NET ASSETS.....................................    13,322,900      20,996,546      60,432
NET ASSETS -- BEGINNING OF PERIOD.....................................    44,094,181      23,097,635          --
                                                                        ------------    ------------      ------
NET ASSETS -- END OF PERIOD...........................................  $ 57,417,081    $ 44,094,181      $60,432
                                                                        ============    ============      =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................         4,337              59          --
 Redeemed.............................................................          (172)           (173)         --
                                                                        ------------    ------------      -------
 Net Increase (Decrease)..............................................         4,165            (114)         --
                                                                        ============    ============      =======
UNIT ACTIVITY CLASS B
 Issued...............................................................       198,814         285,342         568
 Redeemed.............................................................       (89,742)        (62,089)         (3)
                                                                        ------------    ------------      -------
 Net Increase (Decrease)..............................................       109,072         223,253         565
                                                                        ============    ============      =======



                                                                        AXA TACTICAL   AXA TACTICAL
                                                                        MANAGER 500*   MANAGER 2000*
                                                                       -------------- --------------
                                                                          2010 (l)       2010 (l)
                                                                       -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).........................................    $     78       $     8
 Net realized gain (loss) on investments..............................         564           751
 Change in unrealized appreciation (depreciation) of investments......       1,031         1,010
                                                                          --------       -------
 Net Increase (decrease) in net assets from operations................       1,673         1,769
                                                                          --------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                     23,140        24,512
  Transfers between funds including guaranteed interest account,
   net................................................................       8,226         3,377
  Transfers for contract benefits and terminations....................          --            --
  Contract maintenance charges........................................      (1,574)       (1,385)
                                                                          --------       -------
Net increase (decrease) in net assets from contractowners transactions      29,792        26,504
                                                                          --------       -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..............................................          --            --
                                                                          --------       -------
INCREASE (DECREASE) IN NET ASSETS.....................................      31,465        28,273
NET ASSETS -- BEGINNING OF PERIOD.....................................          --            --
                                                                          --------       -------
NET ASSETS -- END OF PERIOD...........................................    $ 31,465       $28,273
                                                                          ========       =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...............................................................          --            --
 Redeemed.............................................................          --            --
                                                                          --------       -------
 Net Increase (Decrease)..............................................          --            --
                                                                          ========       =======
UNIT ACTIVITY CLASS B
 Issued...............................................................         320           268
 Redeemed.............................................................         (17)           (1)
                                                                          --------       -------
 Net Increase (Decrease)..............................................         303           267
                                                                          ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 AXA TACTICAL                DREYFUS STOCK
                                                                            MANAGER INTERNATIONAL*          INDEX FUND, INC.
                                                                           ------------------------ --------------------------------
                                                                                   2010 (l)               2010             2009
                                                                           ------------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................         $  181            $      401,616   $    598,227
 Net realized gain (loss) on investments..................................             38                (3,358,279)       (78,368)
 Change in unrealized appreciation (depreciation) of investments..........            729                 6,147,954      6,764,052
                                                                                   ------            --------------   ------------
 Net Increase (decrease) in net assets from operations....................            948                 3,191,291      7,283,911
                                                                                   ------            --------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                            26,426                 1,661,657      2,041,811
  Transfers between funds including guaranteed interest account,
   net....................................................................          5,916               (10,683,346)    (1,849,435)
  Transfers for contract benefits and terminations........................             --                (1,865,330)    (1,494,814)
  Contract maintenance charges............................................           (775)               (2,308,099)    (3,609,919)
                                                                                   ------            --------------   ------------
Net increase (decrease) in net assets from contractowners transactions             31,567               (13,195,118)    (4,912,357)
                                                                                   ------            --------------   ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --                        --             --
                                                                                   ------            --------------   ------------
INCREASE (DECREASE) IN NET ASSETS.........................................         32,515               (10,003,827)     2,371,554
NET ASSETS -- BEGINNING OF PERIOD.........................................             --                34,285,305     31,913,751
                                                                                   ------            --------------   ------------
NET ASSETS -- END OF PERIOD...............................................         $32,515           $   24,281,478   $ 34,285,305
                                                                                   =======           ==============   ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................             --                        --             --
 Redeemed.................................................................             --                        --             --
                                                                                   -------           --------------   ------------
 Net Increase (Decrease)..................................................             --                        --             --
                                                                                   =======           ==============   ============
UNIT ACTIVITY CLASS B
 Issued...................................................................            314                        --             --
 Redeemed.................................................................               (4)                                    --
                                                                                   ---------         --------------   ------------
 Net Increase (Decrease)..................................................            310                        --             --
                                                                                   ========          ==============   ============
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................             --                   202,079        304,540
 Redeemed.................................................................             --                (1,172,840)      (752,796)
                                                                                   --------          --------------   ------------
 Net Increase (Decrease)..................................................             --                  (970,761)      (448,256)
                                                                                   ========          ==============   ============


                                                                                EQ/ALLIANCEBERNSTEIN
                                                                                    INTERNATIONAL*
                                                                           -------------------------------
                                                                                2010             2009
                                                                           --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   68,811     $      65,048
 Net realized gain (loss) on investments..................................     (445,463)       (2,177,902)
 Change in unrealized appreciation (depreciation) of investments..........      522,886         2,497,430
                                                                             ----------     -------------
 Net Increase (decrease) in net assets from operations....................      146,234           384,576
                                                                             ----------     -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         767,798           738,673
  Transfers between funds including guaranteed interest account,
   net....................................................................     (310,247)       (1,295,954)
  Transfers for contract benefits and terminations........................     (184,395)          (85,544)
  Contract maintenance charges............................................     (288,977)         (282,081)
                                                                             ----------     -------------
Net increase (decrease) in net assets from contractowners transactions          (15,821)         (924,906)
                                                                             ----------     -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                --
                                                                             ----------     -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      130,413          (540,330)
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,976,503         3,516,833
                                                                             ----------     -------------
NET ASSETS -- END OF PERIOD...............................................   $3,106,916     $   2,976,503
                                                                             ==========     =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        2,037            16,341
 Redeemed.................................................................      (43,611)         (212,226)
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................      (41,574)         (195,885)
                                                                             ==========     =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,574             6,383
 Redeemed.................................................................       (1,721)           (1,118)
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................        3,853             5,265
                                                                             ==========     =============
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                             ----------     -------------
 Net Increase (Decrease)..................................................           --                --
                                                                             ==========     =============



                                                                                EQ/ALLIANCEBERNSTEIN
                                                                                 SMALL CAP GROWTH *
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   (1,555)    $     (590)
 Net realized gain (loss) on investments..................................      (47,187)       (50,590)
 Change in unrealized appreciation (depreciation) of investments..........      526,780        388,182
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      478,038        337,002
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         410,007        397,700
  Transfers between funds including guaranteed interest account,
   net....................................................................       34,017        (24,221)
  Transfers for contract benefits and terminations........................      (51,156)       (35,307)
  Contract maintenance charges............................................     (150,066)      (121,427)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          242,802        216,745
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      720,840        553,747
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,319,520        765,773
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,040,360     $1,319,520
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        7,907         24,575
 Redeemed.................................................................      (11,847)       (24,113)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (3,940)           462
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,797          1,900
 Redeemed.................................................................         (164)          (120)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        1,633          1,780
                                                                             ==========     ==========
UNIT ACTIVITY INITIAL SHARES
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/BLACKROCK
                                                                                BASIC VALUE EQUITY*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   35,863     $   40,925
 Net realized gain (loss) on investments..................................     (126,233)      (110,598)
 Change in unrealized appreciation (depreciation) of investments..........      466,038        492,828
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      375,668        423,155
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         872,543        615,576
  Transfers between funds including guaranteed interest account,
   net....................................................................      400,771         67,290
  Transfers for contract benefits and terminations........................      (91,885)       (47,913)
  Contract maintenance charges............................................     (261,853)      (187,552)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          919,576        447,401
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,295,244        870,556
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,997,759      1,127,203
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $3,293,003     $1,997,759
                                                                             ==========     ==========
UNIT ACTIVITY CLASS A
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................       15,248         17,283
 Redeemed.................................................................      (15,030)       (13,956)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................          218          3,327
                                                                             ==========     ==========




                                                                                    EQ/BLACKROCK
                                                                                INTERNATIONAL VALUE*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   47,818    $      91,068
 Net realized gain (loss) on investments..................................     (143,947)      (1,383,099)
 Change in unrealized appreciation (depreciation) of investments..........      455,063        2,502,709
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      358,934        1,210,678
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         613,362          430,505
  Transfers between funds including guaranteed interest account,
   net....................................................................      260,696         (563,299)
  Transfers for contract benefits and terminations........................      (36,743)      (1,383,384)
  Contract maintenance charges............................................     (295,459)        (275,554)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          541,856       (1,791,732)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      900,790         (581,054)
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,619,210        5,200,264
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $5,520,000    $   4,619,210
                                                                             ==========    =============
UNIT ACTIVITY CLASS A
 Issued...................................................................        6,714            6,204
 Redeemed.................................................................       (9,303)        (175,932)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (2,589)        (169,728)
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,241            2,816
 Redeemed.................................................................         (860)            (441)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        4,381            2,375
                                                                             ==========    =============



                                                                                  EQ/BOSTON ADVISORS
                                                                                     EQUITY INCOME*
                                                                           ---------------------------------
                                                                                 2010              2009
                                                                           ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    357,001      $    360,773
 Net realized gain (loss) on investments..................................    (1,026,217)       (2,157,541)
 Change in unrealized appreciation (depreciation) of investments..........     3,001,401         3,493,570
                                                                            ------------      ------------
 Net Increase (decrease) in net assets from operations....................     2,332,185         1,696,802
                                                                            ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,056,687         1,244,054
  Transfers between funds including guaranteed interest account,
   net....................................................................      (500,138)         (503,323)
  Transfers for contract benefits and terminations........................    (1,067,635)       (2,504,505)
  Contract maintenance charges............................................      (991,149)       (1,095,236)
                                                                            ------------      ------------
Net increase (decrease) in net assets from contractowners transactions        (1,502,235)       (2,859,010)
                                                                            ------------      ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --                --
                                                                            ------------      ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       829,950        (1,162,208)
NET ASSETS -- BEGINNING OF PERIOD.........................................    15,939,353        17,101,561
                                                                            ------------      ------------
NET ASSETS -- END OF PERIOD...............................................  $ 16,769,303      $ 15,939,353
                                                                            ============      ============
UNIT ACTIVITY CLASS A
 Issued...................................................................        11,204            21,728
 Redeemed.................................................................       (61,264)         (200,335)
                                                                            ------------      ------------
 Net Increase (Decrease)..................................................       (50,060)         (178,607)
                                                                            ============      ============
UNIT ACTIVITY CLASS B
 Issued...................................................................        77,443           125,437
 Redeemed.................................................................      (147,493)         (182,586)
                                                                            ------------      ------------
 Net Increase (Decrease)..................................................       (70,050)          (57,149)
                                                                            ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/CALVERT SOCIALLY
                                                                                   RESPONSIBLE*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   (4,315)    $    1,423
 Net realized gain (loss) on investments..................................      (65,336)      (107,639)
 Change in unrealized appreciation (depreciation) of investments..........      229,250        433,775
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      159,599        327,559
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         192,340        229,985
  Transfers between funds including guaranteed interest account,
   net....................................................................      (15,623)       (75,071)
  Transfers for contract benefits and terminations........................     (247,525)       (83,712)
  Contract maintenance charges............................................     (106,865)      (109,092)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (177,673)       (37,890)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            (11)
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      (18,074)       289,658
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,402,729      1,113,071
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $1,384,655     $1,402,729
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       25,368         37,502
 Redeemed.................................................................      (52,377)       (44,922)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (27,009)        (7,420)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,645          4,815
 Redeemed.................................................................       (4,230)        (5,450)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................         (585)          (635)
                                                                             ==========     ==========



                                                                                  EQ/CAPITAL                  EQ/CAPITAL
                                                                               GUARDIAN GROWTH*           GUARDIAN RESEARCH*
                                                                           ------------------------- ----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   2,574    $   1,703     $   21,058    $   32,805
 Net realized gain (loss) on investments..................................    (10,946)     (25,282)      (311,964)     (212,068)
 Change in unrealized appreciation (depreciation) of investments..........     71,837      124,354        816,107     1,060,600
                                                                            ---------    ---------     ----------    ----------
 Net Increase (decrease) in net assets from operations....................     63,465      100,775        525,201       881,337
                                                                            ---------    ---------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       125,181       74,190        403,003       437,740
  Transfers between funds including guaranteed interest account,
   net....................................................................      2,600      (17,149)      (307,146)        6,618
  Transfers for contract benefits and terminations........................    (18,470)      (8,265)      (193,858)      (45,644)
  Contract maintenance charges............................................    (40,229)     (31,234)      (270,058)     (267,290)
                                                                            ---------    ---------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions         69,082       17,542       (368,059)      131,424
                                                                            ---------    ---------     ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --            --
                                                                            ---------    ---------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    132,547      118,317        157,142     1,012,761
NET ASSETS -- BEGINNING OF PERIOD.........................................    421,412      303,095      3,778,906     2,766,145
                                                                            ---------    ---------     ----------    ----------
NET ASSETS -- END OF PERIOD...............................................  $ 553,959    $ 421,412     $3,936,048    $3,778,906
                                                                            =========    =========     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      1,866          788         81,765        82,407
 Redeemed.................................................................     (3,196)      (5,105)      (123,853)      (70,121)
                                                                            ---------    ---------     ----------    ----------
 Net Increase (Decrease)..................................................     (1,330)      (4,317)       (42,088)       12,286
                                                                            =========    =========     ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,431        1,048            258           327
 Redeemed.................................................................       (246)        (159)           (99)         (131)
                                                                            ---------    ---------     ----------    ----------
 Net Increase (Decrease)..................................................      1,185          889            159           196
                                                                            =========    =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/COMMON STOCK
                                                                                      INDEX*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   42,173     $   36,778
 Net realized gain (loss) on investments..................................      (59,650)       (96,501)
 Change in unrealized appreciation (depreciation) of investments..........      500,245        580,026
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      482,768        520,303
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,095,901      1,095,508
  Transfers between funds including guaranteed interest account,
   net....................................................................      (23,443)        14,610
  Transfers for contract benefits and terminations........................      (74,310)       (50,736)
  Contract maintenance charges............................................     (380,022)      (300,515)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          618,126        758,867
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,100,894      1,279,170
NET ASSETS -- BEGINNING OF PERIOD.........................................    2,528,377      1,249,207
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $3,629,271     $2,528,377
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        3,620          2,083
 Redeemed.................................................................      (10,621)        (7,899)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,001)        (5,816)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        9,727         12,928
 Redeemed.................................................................       (1,412)          (960)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        8,315         11,968
                                                                             ==========     ==========



                                                                                    EQ/CORE BOND
                                                                                       INDEX*
                                                                           -------------------------------
                                                                             2010 (H)(I)         2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    820,088    $    903,108
 Net realized gain (loss) on investments..................................      (180,883)       (609,464)
 Change in unrealized appreciation (depreciation) of investments..........     1,508,699        (284,396)
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,147,904           9,248
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        2,722,557       1,736,691
  Transfers between funds including guaranteed interest account,
   net....................................................................      (701,616)     30,096,125
  Transfers for contract benefits and terminations........................    (1,861,612)     (3,297,396)
  Contract maintenance charges............................................    (2,400,121)     (1,260,624)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,240,792)     27,274,796
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --          80,000
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       (92,888)     27,364,044
NET ASSETS -- BEGINNING OF PERIOD.........................................    36,858,618       9,494,574
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 36,765,730    $ 36,858,618
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       266,096       2,526,737
 Redeemed.................................................................      (493,867)       (440,832)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (227,771)      2,085,905
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................         8,987           4,288
 Redeemed.................................................................        (2,735)           (459)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................         6,252           3,829
                                                                            ============    ============



                                                                                 EQ/EQUITY 500 INDEX*
                                                                            ------------------------------
                                                                                 2010            2009
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   46,981      $   40,838
 Net realized gain (loss) on investments..................................      (222,616)        (47,219)
 Change in unrealized appreciation (depreciation) of investments..........       626,883         505,012
                                                                              ----------      ----------
 Net Increase (decrease) in net assets from operations....................       451,248         498,631
                                                                              ----------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,221,934         802,452
  Transfers between funds including guaranteed interest account,
   net....................................................................       (69,878)            200
  Transfers for contract benefits and terminations........................        (9,392)         (2,820)
  Contract maintenance charges............................................      (387,494)       (294,953)
                                                                              ----------      ----------
Net increase (decrease) in net assets from contractowners transactions           755,170         504,879
                                                                              ----------      ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                              ----------      ----------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,206,418       1,003,510
NET ASSETS -- BEGINNING OF PERIOD.........................................     2,440,750       1,437,240
                                                                              ----------      ----------
NET ASSETS -- END OF PERIOD...............................................    $3,647,168      $2,440,750
                                                                              ==========      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                              ----------      ----------
 Net Increase (Decrease)..................................................            --              --
                                                                              ==========      ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        15,032           8,033
 Redeemed.................................................................        (6,886)         (1,151)
                                                                              ----------      ----------
 Net Increase (Decrease)..................................................         8,146           6,882
                                                                              ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     EQ/EQUITY
                                                                                    GROWTH PLUS*
                                                                           ------------------------------
                                                                                 2010           2009
                                                                           --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    (4,881)    $   42,938
 Net realized gain (loss) on investments..................................       (73,781)      (327,164)
 Change in unrealized appreciation (depreciation) of investments..........     1,456,627      2,434,489
                                                                             -----------     ----------
 Net Increase (decrease) in net assets from operations....................     1,377,965      2,150,263
                                                                             -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,440,730      1,630,412
  Transfers between funds including guaranteed interest account,
   net....................................................................      (431,978)      (575,751)
  Transfers for contract benefits and terminations........................      (555,214)      (566,495)
  Contract maintenance charges............................................      (920,642)      (904,532)
                                                                             -----------     ----------
Net increase (decrease) in net assets from contractowners transactions          (467,104)      (416,366)
                                                                             -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         2,253         17,745
                                                                             -----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       913,114      1,751,642
NET ASSETS -- BEGINNING OF PERIOD.........................................     9,741,416      7,989,774
                                                                             -----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $10,654,530     $9,741,416
                                                                             ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................        97,194        141,490
 Redeemed.................................................................      (151,291)      (233,568)
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................       (54,097)       (92,078)
                                                                             ===========     ==========



                                                                               EQ/GAMCO MERGERS             EQ/GAMCO SMALL
                                                                                & ACQUISITIONS*              COMPANY VALUE*
                                                                           ------------------------- -------------------------------
                                                                               2010         2009           2010            2009
                                                                           ------------ ------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      --    $      --    $   (121,563)   $    (69,423)
 Net realized gain (loss) on investments..................................      9,804       (1,323)      3,815,289         555,549
 Change in unrealized appreciation (depreciation) of investments..........     34,245       41,424      15,500,411      18,681,526
                                                                            ---------    ---------    ------------    ------------
 Net Increase (decrease) in net assets from operations....................     44,049       40,101      19,194,137      19,167,652
                                                                            ---------    ---------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       157,054       92,545       5,962,651       6,304,914
  Transfers between funds including guaranteed interest account,
   net....................................................................    139,640       (2,450)     (1,937,643)     (2,419,712)
  Transfers for contract benefits and terminations........................       (401)      (1,310)     (5,834,951)     (5,625,739)
  Contract maintenance charges............................................    (48,746)     (32,775)     (4,538,563)     (4,505,995)
                                                                            ---------    ---------    ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        247,547       56,010      (6,348,506)     (6,246,532)
                                                                            ---------    ---------    ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --              --             550
                                                                            ---------    ---------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................    291,596       96,111      12,845,631      12,921,670
NET ASSETS -- BEGINNING OF PERIOD.........................................    316,134      220,023      64,123,318      51,201,648
                                                                            ---------    ---------    ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 607,730    $ 316,134    $ 76,968,949    $ 64,123,318
                                                                            =========    =========    ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,384          596         207,731         305,197
 Redeemed.................................................................       (457)        (117)       (400,334)       (537,006)
                                                                            ---------    ---------    ------------    ------------
 Net Increase (Decrease)..................................................      1,927          479        (192,603)       (231,809)
                                                                            =========    =========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    EQ/GLOBAL
                                                                                   BOND PLUS*
                                                                           ---------------------------
                                                                                2010          2009
                                                                           -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   28,266    $   4,923
 Net realized gain (loss) on investments..................................      (19,990)     (16,003)
 Change in unrealized appreciation (depreciation) of investments..........       50,880       26,488
                                                                             ----------    ---------
 Net Increase (decrease) in net assets from operations....................       59,156       15,408
                                                                             ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         390,837      310,023
  Transfers between funds including guaranteed interest account,
   net....................................................................       (2,336)      28,739
  Transfers for contract benefits and terminations........................      (27,867)      (1,592)
  Contract maintenance charges............................................     (125,372)     (94,151)
                                                                             ----------    ---------
Net increase (decrease) in net assets from contractowners transactions          235,262      243,019
                                                                             ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           --
                                                                             ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      294,418      258,427
NET ASSETS -- BEGINNING OF PERIOD.........................................      751,784      493,357
                                                                             ----------    ---------
NET ASSETS -- END OF PERIOD...............................................   $1,046,202    $ 751,784
                                                                             ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --           --
 Redeemed.................................................................           --           --
                                                                             ----------    ---------
 Net Increase (Decrease)..................................................           --           --
                                                                             ==========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,220        2,872
 Redeemed.................................................................       (1,284)        (801)
                                                                             ----------    ---------
 Net Increase (Decrease)..................................................        1,936        2,071
                                                                             ==========    =========




                                                                                     EQ/GLOBAL
                                                                               MULTI-SECTOR EQUITY*
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   58,655     $   45,340
 Net realized gain (loss) on investments..................................     (196,686)      (152,197)
 Change in unrealized appreciation (depreciation) of investments..........      723,120      1,451,216
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      585,089      1,344,359
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,425,104      1,368,339
  Transfers between funds including guaranteed interest account,
   net....................................................................     (149,537)        54,991
  Transfers for contract benefits and terminations........................     (101,086)       (51,543)
  Contract maintenance charges............................................     (524,738)      (437,285)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          649,743        934,502
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,234,832      2,278,861
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,464,406      2,185,545
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $5,699,238     $4,464,406
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        4,782          8,355
 Redeemed.................................................................      (12,366)        (8,637)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,584)          (282)
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        5,151          6,836
 Redeemed.................................................................         (784)          (699)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................        4,367          6,137
                                                                             ==========     ==========



                                                                                  EQ/INTERMEDIATE
                                                                                    GOVERNMENT
                                                                                    BOND INDEX*
                                                                          -------------------------------
                                                                                2010          2009 (J)'
                                                                          ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................................. $    207,958      $   98,870
 Net realized gain (loss) on investments..................................        5,476         (17,465)
 Change in unrealized appreciation (depreciation) of investments..........      234,560        (294,394)
                                                                           ------------      ----------
 Net Increase (decrease) in net assets from operations....................      447,994        (212,989)
                                                                           ------------      ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         972,365         362,598
  Transfers between funds including guaranteed interest account,
   net....................................................................    8,588,300       8,241,984
  Transfers for contract benefits and terminations........................     (626,085)       (115,208)
  Contract maintenance charges............................................   (1,097,069)       (243,306)
                                                                           ------------      ----------
Net increase (decrease) in net assets from contractowners transactions        7,837,511       8,246,068
                                                                           ------------      ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --          96,419
                                                                           ------------      ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    8,285,505       8,129,498
NET ASSETS -- BEGINNING OF PERIOD.........................................    8,368,220         238,722
                                                                           ------------      ----------
NET ASSETS -- END OF PERIOD............................................... $ 16,653,725      $8,368,220
                                                                           ============      ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      608,697         573,740
 Redeemed.................................................................     (151,622)        (31,076)
                                                                           ------------      ----------
 Net Increase (Decrease)..................................................      457,075         542,664
                                                                           ============      ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,494           1,804
 Redeemed.................................................................         (310)           (804)
                                                                           ------------      ----------
 Net Increase (Decrease)..................................................        1,184           1,000
                                                                           ============      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                               EQ/INTERNATIONAL
                                                                                  CORE PLUS*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $  12,664    $  13,731
 Net realized gain (loss) on investments..................................    (43,650)     (26,241)
 Change in unrealized appreciation (depreciation) of investments..........    103,785      126,819
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     72,799      114,309
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       246,514      218,789
  Transfers between funds including guaranteed interest account,
   net....................................................................    (12,642)      82,654
  Transfers for contract benefits and terminations........................     (2,022)        (908)
  Contract maintenance charges............................................    (76,715)     (51,449)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        155,135      249,086
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    227,934      363,395
NET ASSETS -- BEGINNING OF PERIOD.........................................    551,557      188,162
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 779,491    $ 551,557
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,089        2,566
 Redeemed.................................................................       (825)        (247)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................      1,264        2,319
                                                                            =========    =========





                                                                                  EQ/INTERNATIONAL
                                                                                       GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     48,437    $     84,466
 Net realized gain (loss) on investments..................................       515,809         434,510
 Change in unrealized appreciation (depreciation) of investments..........     1,587,804       4,092,177
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,152,050       4,611,153
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,807,388       2,020,207
  Transfers between funds including guaranteed interest account,
   net....................................................................      (655,846)       (834,718)
  Transfers for contract benefits and terminations........................    (1,840,289)     (1,016,921)
  Contract maintenance charges............................................    (1,295,212)     (1,414,813)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,983,959)     (1,246,245)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       168,091       3,364,908
NET ASSETS -- BEGINNING OF PERIOD.........................................    17,016,459      13,651,551
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 17,184,550    $ 17,016,459
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       108,777         176,633
 Redeemed.................................................................      (257,058)       (295,202)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (148,281)       (118,569)
                                                                            ============    ============




                                                                                  EQ/JPMORGAN
                                                                              VALUE OPPORTUNITIES*
                                                                           --------------------------
                                                                               2010          2009
                                                                           ------------ -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   5,415     $  3,117
 Net realized gain (loss) on investments..................................    (15,750)      (9,558)
 Change in unrealized appreciation (depreciation) of investments..........     56,400       59,319
                                                                            ---------     ---------
 Net Increase (decrease) in net assets from operations....................     46,065       52,878
                                                                            ---------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       141,582       84,997
  Transfers between funds including guaranteed interest account,
   net....................................................................     43,179       27,227
  Transfers for contract benefits and terminations........................     (3,587)            (3)
  Contract maintenance charges............................................    (36,879)     (24,994)
                                                                            ---------     ----------
Net increase (decrease) in net assets from contractowners transactions        144,295       87,227
                                                                            ---------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    190,360      140,105
NET ASSETS -- BEGINNING OF PERIOD.........................................    258,313      118,208
                                                                            ---------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 448,673     $258,313
                                                                            =========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,375          790
 Redeemed.................................................................       (260)         (86)
                                                                            ---------     ----------
 Net Increase (Decrease)..................................................      2,115          704
                                                                            =========     ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/LARGE CAP
                                                                                  CORE PLUS*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   2,786    $    2,018
 Net realized gain (loss) on investments..................................     23,903       (13,940)
 Change in unrealized appreciation (depreciation) of investments..........     22,868        21,976
                                                                            ---------    ----------
 Net Increase (decrease) in net assets from operations....................     49,557        10,054
                                                                            ---------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        33,682        20,227
  Transfers between funds including guaranteed interest account,
   net....................................................................    193,300           656
  Transfers for contract benefits and terminations........................        (15)           --
  Contract maintenance charges............................................    (14,581)       (9,527)
                                                                            ---------    ----------
Net increase (decrease) in net assets from contractowners transactions        212,386        11,356
                                                                            ---------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --            --
                                                                            ---------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    261,943        21,410
NET ASSETS -- BEGINNING OF PERIOD.........................................     52,868        31,458
                                                                            ---------    ----------
NET ASSETS -- END OF PERIOD...............................................  $ 314,811    $   52,868
                                                                            =========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,514           445
 Redeemed.................................................................       (101)         (304)
                                                                            ---------    ----------
 Net Increase (Decrease)..................................................      2,413           141
                                                                            =========    ==========



                                                                                 EQ/LARGE CAP              EQ/LARGE CAP
                                                                                 GROWTH INDEX*             GROWTH PLUS*
                                                                           ------------------------- -------------------------
                                                                               2010         2009         2010         2009
                                                                           ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   7,756    $  10,158    $   2,004    $   4,161
 Net realized gain (loss) on investments..................................     (3,273)      (3,124)     (11,369)     (11,615)
 Change in unrealized appreciation (depreciation) of investments..........    114,563      134,095       80,346       92,761
                                                                            ---------    ---------    ---------    ---------
 Net Increase (decrease) in net assets from operations....................    119,046      141,129       70,981       85,307
                                                                            ---------    ---------    ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       254,013      218,912      195,029      144,771
  Transfers between funds including guaranteed interest account,
   net....................................................................     25,959       50,324      (20,044)     (12,279)
  Transfers for contract benefits and terminations........................     (5,794)      (2,086)      (3,943)        (147)
  Contract maintenance charges............................................    (81,146)     (57,565)     (53,169)     (39,044)
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        193,032      209,585      117,873       93,301
                                                                            ---------    ---------    ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --       (8,346)          --           --
                                                                            ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    312,078      342,368      188,854      178,608
NET ASSETS -- BEGINNING OF PERIOD.........................................    567,860      225,492      397,379      218,771
                                                                            ---------    ---------    ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 879,938    $ 567,860    $ 586,233    $ 397,379
                                                                            =========    =========    =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,904        3,613        1,042          966
 Redeemed.................................................................       (427)        (232)        (349)        (348)
                                                                            ---------    ---------    ---------    ---------
 Net Increase (Decrease)..................................................      2,477        3,381          693          618
                                                                            =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/LARGE CAP
                                                                                 VALUE INDEX*
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   4,537    $  15,250
 Net realized gain (loss) on investments..................................    (32,829)      (9,622)
 Change in unrealized appreciation (depreciation) of investments..........     67,662       28,022
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     39,370       33,650
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       129,608       82,679
  Transfers between funds including guaranteed interest account,
   net....................................................................     (6,307)      18,793
  Transfers for contract benefits and terminations........................     (2,369)        (230)
  Contract maintenance charges............................................    (29,772)     (21,962)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions         91,160       79,280
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    130,530      112,930
NET ASSETS -- BEGINNING OF PERIOD.........................................    199,360       86,430
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 329,890    $ 199,360
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................      2,076        1,852
 Redeemed.................................................................       (478)        (110)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................      1,598        1,742
                                                                            =========    =========




                                                                                    EQ/LARGE CAP
                                                                                    VALUE PLUS*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   95,608    $     143,246
 Net realized gain (loss) on investments..................................     (443,678)      (1,244,912)
 Change in unrealized appreciation (depreciation) of investments..........    1,245,610        2,551,028
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      897,540        1,449,362
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         788,096          870,562
  Transfers between funds including guaranteed interest account,
   net....................................................................     (139,611)         273,880
  Transfers for contract benefits and terminations........................     (121,229)      (1,304,701)
  Contract maintenance charges............................................     (503,373)        (457,548)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions           23,883         (617,807)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           15,000
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      921,423          846,555
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,949,288        6,102,733
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $7,870,711    $   6,949,288
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       29,908           62,209
 Redeemed.................................................................      (38,506)        (137,148)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (8,598)         (74,939)
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,126            5,785
 Redeemed.................................................................       (1,859)            (608)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,267            5,177
                                                                             ==========    =============



                                                                                   EQ/LORD ABBETT
                                                                                 GROWTH AND INCOME*
                                                                            ----------------------------
                                                                                 2010           2009
                                                                            -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   23,454    $   33,636
 Net realized gain (loss) on investments..................................      (282,357)     (617,052)
 Change in unrealized appreciation (depreciation) of investments..........     1,265,032     1,489,950
                                                                              ----------    ----------
 Net Increase (decrease) in net assets from operations....................     1,006,129       906,534
                                                                              ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          918,736       977,615
  Transfers between funds including guaranteed interest account,
   net....................................................................      (313,987)     (177,449)
  Transfers for contract benefits and terminations........................      (329,953)     (357,401)
  Contract maintenance charges............................................      (447,350)     (449,650)
                                                                              ----------    ----------
Net increase (decrease) in net assets from contractowners transactions          (172,554)       (6,885)
                                                                              ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --            --
                                                                              ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       833,575       899,649
NET ASSETS -- BEGINNING OF PERIOD.........................................     5,851,491     4,951,842
                                                                              ----------    ----------
NET ASSETS -- END OF PERIOD...............................................    $6,685,066    $5,851,491
                                                                              ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        71,338       128,296
 Redeemed.................................................................       (93,703)     (136,739)
                                                                              ----------    ----------
 Net Increase (Decrease)..................................................       (22,365)       (8,443)
                                                                              ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................         1,147         1,170
 Redeemed.................................................................          (102)          (78)
                                                                              ----------    ----------
 Net Increase (Decrease)..................................................         1,045         1,092
                                                                              ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/LORD ABBETT                EQ/MID CAP
                                                                                LARGE CAP CORE*                 INDEX*
                                                                           ------------------------- -----------------------------
                                                                               2010         2009          2010           2009
                                                                           ------------ ------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   1,462    $   1,368     $   29,286     $   32,687
 Net realized gain (loss) on investments..................................     (4,191)      (9,472)      (339,198)      (460,884)
 Change in unrealized appreciation (depreciation) of investments..........     54,720       53,402      1,251,037      1,387,843
                                                                            ---------    ---------     ----------     ----------
 Net Increase (decrease) in net assets from operations....................     51,991       45,298        941,125        959,646
                                                                            ---------    ---------     ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       154,236      117,399        860,992        882,799
  Transfers between funds including guaranteed interest account,
   net....................................................................     26,709       43,513       (311,903)       (85,029)
  Transfers for contract benefits and terminations........................     (7,798)        (406)      (170,146)      (165,172)
  Contract maintenance charges............................................    (38,965)     (24,995)      (347,722)      (318,283)
                                                                            ---------    ---------     ----------     ----------
Net increase (decrease) in net assets from contractowners transactions        134,182      135,511         31,221        314,315
                                                                            ---------    ---------     ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --              8             --
                                                                            ---------    ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    186,173      180,809        972,354      1,273,961
NET ASSETS -- BEGINNING OF PERIOD.........................................    259,465       78,656      3,673,078      2,399,117
                                                                            ---------    ---------     ----------     ----------
NET ASSETS -- END OF PERIOD...............................................  $ 445,638    $ 259,465     $4,645,432     $3,673,078
                                                                            =========    =========     ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --         25,864         46,549
 Redeemed.................................................................         --           --        (40,656)       (49,021)
                                                                            ---------    ---------     ----------     ----------
 Net Increase (Decrease)..................................................         --           --        (14,792)         4,175
                                                                            =========    =========     ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,484        1,615          3,039          4,533
 Redeemed.................................................................       (341)        (219)        (1,073)          (358)
                                                                            ---------    ---------     ----------     ----------
 Net Increase (Decrease)..................................................      1,143        1,396          1,966         (2,472)
                                                                            =========    =========     ==========     ==========



                                                                                      EQ/MID CAP
                                                                                     VALUE PLUS*
                                                                           ---------------------------------
                                                                            2010 (A)(B)( C)        2009
                                                                           ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    125,025     $    128,850
 Net realized gain (loss) on investments..................................     (1,071,808)        (536,382)
 Change in unrealized appreciation (depreciation) of investments..........      3,530,880       (2,354,440)
                                                                             ------------     ------------
 Net Increase (decrease) in net assets from operations....................      2,584,097       (2,761,972)
                                                                             ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,742,806          731,037
  Transfers between funds including guaranteed interest account,
   net....................................................................       (876,053)      14,777,954
  Transfers for contract benefits and terminations........................       (843,909)        (500,137)
  Contract maintenance charges............................................       (942,748)        (329,427)
                                                                             ------------     ------------
Net increase (decrease) in net assets from contractowners transactions           (919,904)      14,679,427
                                                                             ------------     ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --            2,001
                                                                             ------------     ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      1,664,193       11,919,456
NET ASSETS -- BEGINNING OF PERIOD.........................................     12,238,307          318,851
                                                                             ------------     ------------
NET ASSETS -- END OF PERIOD...............................................   $ 13,902,500     $ 12,238,307
                                                                             ============     ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        113,161        1,069,729
 Redeemed.................................................................       (196,426)        (113,288)
                                                                             ------------     ------------
 Net Increase (Decrease)..................................................        (83,265)           6,298
                                                                             ============     ============
UNIT ACTIVITY CLASS B
 Issued...................................................................          1,931            6,573
 Redeemed.................................................................         (1,469)            (275)
                                                                             ------------     ------------
 Net Increase (Decrease)..................................................            462          956,441
                                                                             ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/MONEY MARKET*
                                                                           --------------------------------
                                                                                 2010            2009
                                                                           --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (42,921)   $       17,614
 Net realized gain (loss) on investments..................................         7,383             4,666
 Change in unrealized appreciation (depreciation) of investments..........        (5,186)            8,534
                                                                            ------------    --------------
 Net Increase (decrease) in net assets from operations....................       (40,724)           30,814
                                                                            ------------    --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        7,736,375        10,032,235
  Transfers between funds including guaranteed interest account,
   net....................................................................    (3,179,567)       (7,055,213)
  Transfers for contract benefits and terminations........................    (7,163,199)      (22,947,763)
  Contract maintenance charges............................................    (2,383,976)       (3,710,734)
                                                                            ------------    --------------
Net increase (decrease) in net assets from contractowners transactions        (4,990,367)      (23,681,475)
                                                                            ------------    --------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        11,646           (16,415)
                                                                            ------------    --------------
INCREASE (DECREASE) IN NET ASSETS.........................................    (5,019,445)      (23,667,076)
NET ASSETS -- BEGINNING OF PERIOD.........................................    23,763,081        47,430,157
                                                                            ------------    --------------
NET ASSETS -- END OF PERIOD...............................................  $ 18,743,636    $   23,763,081
                                                                            ============    ==============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       752,968         1,269,081
 Redeemed.................................................................    (1,222,347)       (3,387,217)
                                                                            ------------    --------------
 Net Increase (Decrease)..................................................      (469,379)            3,889
                                                                            ============    ==============
UNIT ACTIVITY CLASS B
 Issued...................................................................        40,117            35,752
 Redeemed.................................................................       (38,500)          (31,863)
                                                                            ------------    --------------
 Net Increase (Decrease)..................................................         1,617        (2,118,136)
                                                                            ============    ==============




                                                                                     EQ/MONTAG &
                                                                                  CALDWELL GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     97,298    $     14,127
 Net realized gain (loss) on investments..................................     1,805,627         556,399
 Change in unrealized appreciation (depreciation) of investments..........     1,649,576      11,165,699
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     3,552,501      11,736,225
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        5,642,814       6,392,025
  Transfers between funds including guaranteed interest account,
   net....................................................................    (1,956,930)        489,350
  Transfers for contract benefits and terminations........................    (3,639,062)     (3,796,308)
  Contract maintenance charges............................................    (4,042,993)     (4,308,795)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (3,996,171)     (1,223,728)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      (443,670)     10,512,497
NET ASSETS -- BEGINNING OF PERIOD.........................................    49,538,556      39,026,059
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 49,094,886    $ 49,538,556
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============
UNIT ACTIVITY CLASS B
 Issued...................................................................       521,330       1,112,773
 Redeemed.................................................................      (915,569)     (1,171,934)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (394,239)        (59,161)
                                                                            ============    ============




                                                                                  EQ/MORGAN STANLEY
                                                                                   MID CAP GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $     8,539    $     (18,232)
 Net realized gain (loss) on investments..................................       (27,324)      (1,140,710)
 Change in unrealized appreciation (depreciation) of investments..........     2,683,524        4,325,342
                                                                             -----------    -------------
 Net Increase (decrease) in net assets from operations....................     2,664,739        3,166,400
                                                                             -----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,212,467        1,180,175
  Transfers between funds including guaranteed interest account,
   net....................................................................      (178,041)        (169,829)
  Transfers for contract benefits and terminations........................      (578,173)      (1,103,186)
  Contract maintenance charges............................................      (639,273)        (593,908)
                                                                             -----------    -------------
Net increase (decrease) in net assets from contractowners transactions          (183,020)        (686,748)
                                                                             -----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --               --
                                                                             -----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,481,719        2,479,652
NET ASSETS -- BEGINNING OF PERIOD.........................................     8,518,510        6,038,858
                                                                             -----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $11,000,229    $   8,518,510
                                                                             ===========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        96,359          130,139
 Redeemed.................................................................      (137,122)        (212,360)
                                                                             -----------    -------------
 Net Increase (Decrease)..................................................       (40,763)         (82,221)
                                                                             ===========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................         3,517            3,292
 Redeemed.................................................................        (1,425)            (334)
                                                                             -----------    -------------
 Net Increase (Decrease)..................................................         2,092            2,958
                                                                             ===========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/PIMCO ULTRA
                                                                                    SHORT BOND*
                                                                           -----------------------------
                                                                             2010 (d)(e)       2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   14,441     $   51,276
 Net realized gain (loss) on investments..................................      (94,606)      (209,890)
 Change in unrealized appreciation (depreciation) of investments..........      125,816        479,129
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................       45,651        320,515
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       1,050,100        922,698
  Transfers between funds including guaranteed interest account,
   net....................................................................     (227,519)     1,201,579
  Transfers for contract benefits and terminations........................     (379,680)      (879,736)
  Contract maintenance charges............................................     (483,884)      (435,590)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions          (40,983)       808,951
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................        4,668      1,129,466
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,076,630      4,947,164
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $6,081,298     $6,076,630
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................        8,692         39,593
 Redeemed.................................................................      (18,801)       (63,236)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (10,109)        30,842
                                                                             ==========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................       53,010         88,772
 Redeemed.................................................................      (74,513)       (57,930)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (21,503)       (23,643)
                                                                             ==========     ==========




                                                                                     EQ/QUALITY
                                                                                     BOND PLUS*
                                                                           -------------------------------
                                                                               2010 (k)          2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     987,572    $   255,527
 Net realized gain (loss) on investments..................................         23,135        (14,327)
 Change in unrealized appreciation (depreciation) of investments..........       (436,577)      (207,347)
                                                                            -------------    -----------
 Net Increase (decrease) in net assets from operations....................        574,130         33,853
                                                                            -------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,187,503        408,057
  Transfers between funds including guaranteed interest account,
   net....................................................................       (639,196)    10,002,653
  Transfers for contract benefits and terminations........................     (1,030,530)      (168,002)
  Contract maintenance charges............................................       (879,641)      (280,166)
                                                                            -------------    -----------
Net increase (decrease) in net assets from contractowners transactions         (1,361,864)     9,962,542
                                                                            -------------    -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             --            499
                                                                            -------------    -----------
INCREASE (DECREASE) IN NET ASSETS.........................................       (787,734)     9,996,894
NET ASSETS -- BEGINNING OF PERIOD.........................................     10,400,974        404,080
                                                                            -------------    -----------
NET ASSETS -- END OF PERIOD...............................................  $   9,613,240    $10,400,974
                                                                            =============    ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................          2,377         23,231
 Redeemed.................................................................        (13,696)          (674)
                                                                            -------------    -----------
 Net Increase (Decrease)..................................................        (11,319)       469,666
                                                                            =============    ===========
UNIT ACTIVITY CLASS B
 Issued...................................................................         78,132        500,903
 Redeemed.................................................................       (136,950)       (31,237)
                                                                            -------------    -----------
 Net Increase (Decrease)..................................................        (58,818)        22,557
                                                                            =============    ===========



                                                                                  EQ/SMALL COMPANY
                                                                                      INDEX*
                                                                           -----------------------------
                                                                               2010            2009
                                                                          -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   75,864    $      79,073
 Net realized gain (loss) on investments..................................    (241,498)        (776,360)
 Change in unrealized appreciation (depreciation) of investments..........   1,713,690        2,515,960
                                                                            ----------    -------------
 Net Increase (decrease) in net assets from operations....................   1,548,056        1,818,673
                                                                            ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        396,891          401,513
  Transfers between funds including guaranteed interest account,
   net....................................................................      31,640        2,089,191
  Transfers for contract benefits and terminations........................     (94,378)      (1,170,155)
  Contract maintenance charges............................................    (317,126)        (283,617)
                                                                            ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          17,027        1,036,932
                                                                            ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --               --
                                                                            ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................   1,565,083        2,855,605
NET ASSETS -- BEGINNING OF PERIOD.........................................   5,964,841        3,109,236
                                                                            ----------    -------------
NET ASSETS -- END OF PERIOD...............................................  $7,529,924    $   5,964,841
                                                                            ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................      19,935          418,275
 Redeemed.................................................................     (36,399)        (182,466)
                                                                            ----------    -------------
 Net Increase (Decrease)..................................................     (16,464)           1,233
                                                                            ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................       2,303            1,735
 Redeemed.................................................................      (1,104)            (502)
                                                                            ----------    -------------
 Net Increase (Decrease)..................................................       1,199          235,809
                                                                            ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/T. ROWE PRICE
                                                                                    GROWTH STOCK*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   (203,921)   $   (181,813)
 Net realized gain (loss) on investments..................................       472,590      (2,479,000)
 Change in unrealized appreciation (depreciation) of investments..........     5,020,404      13,957,386
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     5,289,073      11,296,573
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        4,337,816       4,527,309
  Transfers between funds including guaranteed interest account,
   net....................................................................    (1,378,517)     (2,260,731)
  Transfers for contract benefits and terminations........................    (2,655,331)     (3,217,285)
  Contract maintenance charges............................................    (3,209,298)     (3,396,443)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,905,330)     (4,347,150)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              99
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,383,743       6,949,522
NET ASSETS -- BEGINNING OF PERIOD.........................................    36,230,845      29,281,323
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 38,614,588    $ 36,230,845
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       302,594         428,146
 Redeemed.................................................................      (514,556)       (827,686)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (211,962)       (399,540)
                                                                            ============    ============




                                                                                    EQ/UBS GROWTH
                                                                                      & INCOME*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     48,044    $     55,520
 Net realized gain (loss) on investments..................................       182,966        (115,371)
 Change in unrealized appreciation (depreciation) of investments..........     1,521,966       3,721,870
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     1,752,976       3,662,019
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,910,992       2,212,516
  Transfers between funds including guaranteed interest account,
   net....................................................................      (541,865)       (564,668)
  Transfers for contract benefits and terminations........................    (1,171,139)       (857,970)
  Contract maintenance charges............................................    (1,390,976)     (1,437,380)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,192,988)       (647,502)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --           3,100
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................       559,988       3,017,617
NET ASSETS -- BEGINNING OF PERIOD.........................................    14,918,926      11,901,309
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 15,478,914    $ 14,918,926
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       177,890         254,533
 Redeemed.................................................................      (295,297)       (339,552)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (117,407)        (85,019)
                                                                            ============    ============




                                                                                EQ/VAN KAMPEN
                                                                                  COMSTOCK*
                                                                          -------------------------
                                                                              2010          2009
                                                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................................. $   6,426     $   2,320
 Net realized gain (loss) on investments..................................    (5,539)       (2,833)
 Change in unrealized appreciation (depreciation) of investments..........    80,066        40,511
                                                                           ---------     ---------
 Net Increase (decrease) in net assets from operations....................    80,953        39,998
                                                                           ---------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                      130,766        73,915
  Transfers between funds including guaranteed interest account,
   net....................................................................   213,325         7,709
  Transfers for contract benefits and terminations........................    (1,758)         (817)
  Contract maintenance charges............................................   (34,255)      (22,897)
                                                                           ---------     ---------
Net increase (decrease) in net assets from contractowners transactions       308,078        57,910
                                                                           ---------     ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --            --
                                                                           ---------     ---------
INCREASE (DECREASE) IN NET ASSETS.........................................   389,031        97,908
NET ASSETS -- BEGINNING OF PERIOD.........................................   191,697        93,789
                                                                           ---------     ---------
NET ASSETS -- END OF PERIOD............................................... $ 580,728     $ 191,697
                                                                           =========     =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................     3,398           790
 Redeemed.................................................................      (153)          (51)
                                                                           ---------     ---------
 Net Increase (Decrease)..................................................     3,245           739
                                                                           =========     =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 EQ/WELLS FARGO         FIDELITY(R) VIP ASSET
                                                                             ADVANTAGE OMEGA GROWTH*      MANAGER PORTFOLIO
                                                                           --------------------------- ------------------------
                                                                                2010          2009         2010         2009
                                                                           -------------- ------------ ------------ -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $       73    $     280    $      131   $  2,107
 Net realized gain (loss) on investments..................................       50,417       (7,241)       15,898     (2,907)
 Change in unrealized appreciation (depreciation) of investments..........      120,403       47,533       (11,462)    23,501
                                                                             ----------    ---------    ----------   --------
 Net Increase (decrease) in net assets from operations....................      170,893       40,572         4,567     22,701
                                                                             ----------    ---------    ----------   --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         336,351      116,908           163      2,974
  Transfers between funds including guaranteed interest account,
   net....................................................................      354,781       63,528       (50,004)    38,633
  Transfers for contract benefits and terminations........................       (9,474)        (247)      (44,648)    (3,671)
  Contract maintenance charges............................................      (63,956)     (20,023)       (3,037)    (3,954)
                                                                             ----------    ---------    ----------   --------
Net increase (decrease) in net assets from contractowners transactions          617,702      160,166       (97,526)    33,982
                                                                             ----------    ---------    ----------   --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
INCREASE (DECREASE) IN NET ASSETS.........................................      788,595      200,738       (92,959)    56,683
NET ASSETS -- BEGINNING OF PERIOD.........................................      252,137       51,399        98,742     42,059
                                                                             ----------    ---------    ----------   --------
NET ASSETS -- END OF PERIOD...............................................   $1,040,732    $ 252,137    $    5,783   $ 98,742
                                                                             ==========    =========    ==========   ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................        6,665        1,956            --         --
 Redeemed.................................................................         (880)        (346)           --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................        5,785        1,610            --         --
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --           --           510      4,462
 Redeemed.................................................................           --           --        (7,919)      (948)
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --        (7,409)     3,514
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --           --            --         --
 Redeemed.................................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --            --         --
                                                                             ==========    =========    ==========   ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................           --           --            --         --
 Redeemed.................................................................           --           --            --         --
                                                                             ----------    ---------    ----------   --------
 Net Increase (Decrease)..................................................           --           --            --         --
                                                                             ==========    =========    ==========   ========



                                                                                   FIDELITY(R) VIP
                                                                               CONTRAFUND(R) PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    156,961    $    210,395
 Net realized gain (loss) on investments..................................    (2,067,301)     (9,294,098)
 Change in unrealized appreciation (depreciation) of investments..........     5,770,971      16,407,866
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     3,860,631       7,324,163
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        2,207,249       2,503,368
  Transfers between funds including guaranteed interest account,
   net....................................................................      (742,187)     (1,892,970)
  Transfers for contract benefits and terminations........................    (1,867,830)     (7,514,682)
  Contract maintenance charges............................................    (1,879,830)     (1,999,677)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (2,282,598)     (8,903,961)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,578,033      (1,579,798)
NET ASSETS -- BEGINNING OF PERIOD.........................................    24,926,989      26,506,787
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 26,505,022    $ 24,926,989
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................        39,131          95,568
 Redeemed.................................................................       (61,788)       (752,005)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (22,657)       (656,437)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................       158,434         249,531
 Redeemed.................................................................      (307,565)       (381,121)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (149,131)       (131,590)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................         1,537              --
 Redeemed.................................................................          (205)             --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................         1,332              --
                                                                            ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                                                GROWTH & INCOME         FIDELITY(R) VIP
                                                                                   PORTFOLIO           MID CAP PORTFOLIO
                                                                           -------------------------- -------------------
                                                                               2010          2009           2010 (i)
                                                                           ------------ ------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   3,268    $     3,403       $     78
 Net realized gain (loss) on investments..................................     (6,965)      (138,557)           617
 Change in unrealized appreciation (depreciation) of investments..........     63,439        211,134          3,467
                                                                            ---------    -----------       --------
 Net Increase (decrease) in net assets from operations....................     59,742         75,980          4,162
                                                                            ---------    -----------       --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        36,518         41,764         38,021
  Transfers between funds including guaranteed interest account,
   net....................................................................     76,234        (13,181)        38,625
  Transfers for contract benefits and terminations........................       (566)      (118,273)            --
  Contract maintenance charges............................................    (12,384)       (14,111)        (2,721)
                                                                            ---------    -----------       --------
Net increase (decrease) in net assets from contractowners transactions         99,802       (103,801)        73,925
                                                                            ---------    -----------       --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --             --             --
                                                                            ---------    -----------       --------
INCREASE (DECREASE) IN NET ASSETS.........................................    159,544        (27,821)        78,087
NET ASSETS -- BEGINNING OF PERIOD.........................................    348,729        376,550             --
                                                                            ---------    -----------       --------
NET ASSETS -- END OF PERIOD...............................................  $ 508,273    $   348,729       $ 78,087
                                                                            =========    ===========       ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --             --             --
 Redeemed.................................................................         --             --             --
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................         --             --             --
                                                                            =========    ===========       ========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................     10,184          5,422             --
 Redeemed.................................................................     (1,394)       (18,781)            --
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................      8,790        (13,359)            --
                                                                            =========    ===========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................        110             --            723
 Redeemed.................................................................        (22)            --            (34)
                                                                            ---------    -----------       --------
 Net Increase (Decrease)..................................................         88             --            689
                                                                            =========    ===========       ========



                                                                                  FRANKLIN INCOME
                                                                                  SECURITIES FUND
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  443,329    $     512,718
 Net realized gain (loss) on investments..................................      (97,645)        (564,315)
 Change in unrealized appreciation (depreciation) of investments..........      471,740        1,932,978
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      817,424        1,881,381
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         783,106          918,356
  Transfers between funds including guaranteed interest account,
   net....................................................................     (206,427)        (371,055)
  Transfers for contract benefits and terminations........................     (453,905)      (1,265,727)
  Contract maintenance charges............................................     (436,150)        (469,665)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions         (313,376)      (1,188,091)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      504,048          693,290
NET ASSETS -- BEGINNING OF PERIOD.........................................    6,792,072        6,098,782
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $7,296,120    $   6,792,072
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................       61,814           97,357
 Redeemed.................................................................      (85,106)        (240,807)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (23,292)        (143,450)
                                                                             ==========    =============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============



                                                                                FRANKLIN RISING
                                                                             DIVIDENDS SECURITIES
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $   6,801    $   4,828
 Net realized gain (loss) on investments..................................    (14,726)     (40,714)
 Change in unrealized appreciation (depreciation) of investments..........    116,073      107,523
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................    108,148       71,637
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       106,157      101,857
  Transfers between funds including guaranteed interest account,
   net....................................................................     97,491      (23,596)
  Transfers for contract benefits and terminations........................    (45,591)     (33,244)
  Contract maintenance charges............................................    (41,636)     (42,961)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        116,421        2,056
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    224,569       73,693
NET ASSETS -- BEGINNING OF PERIOD.........................................    512,350      438,657
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 736,919    $ 512,350
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................      8,343       10,399
 Redeemed.................................................................     (7,630)     (10,447)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................        713          (48)
                                                                            =========    =========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY SERVICE CLASS 2
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                            FRANKLIN SMALL CAP     FRANKLIN STRATEGIC
                                                                             VALUE SECURITIES    INCOME SECURITIES FUND
                                                                           -------------------- ------------------------
                                                                                 2010 (l)               2010 (l)
                                                                           -------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................       $    6                 $      2
 Net realized gain (loss) on investments..................................           73                      113
 Change in unrealized appreciation (depreciation) of investments..........        2,840                    1,644
                                                                                 ------                 --------
 Net Increase (decrease) in net assets from operations....................        2,919                    1,759
                                                                                 ------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           4,902                   34,395
  Transfers between funds including guaranteed interest account,
   net....................................................................       18,325                   52,977
  Transfers for contract benefits and terminations........................           --                       --
  Contract maintenance charges............................................         (339)                  (3,994)
                                                                                 ------                 --------
Net increase (decrease) in net assets from contractowners transactions           22,888                   83,378
                                                                                 ------                 --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                       --
                                                                                 ------                 --------
INCREASE (DECREASE) IN NET ASSETS.........................................       25,807                   85,137
NET ASSETS -- BEGINNING OF PERIOD.........................................           --                       --
                                                                                 ------                 --------
NET ASSETS -- END OF PERIOD...............................................       $25,807                $ 85,137
                                                                                 =======                ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................          251                      830
 Redeemed.................................................................             (9)                   (21)
                                                                                 ---------              --------
 Net Increase (Decrease)..................................................          242                      809
                                                                                 ========               ========
UNIT ACTIVITY SERIES I
 Issued...................................................................           --                       --
 Redeemed.................................................................           --                       --
                                                                                 --------               --------
 Net Increase (Decrease)..................................................           --                       --
                                                                                 ========               ========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................           --                       --
 Redeemed.................................................................           --                       --
                                                                                 --------               --------
 Net Increase (Decrease)..................................................           --                       --
                                                                                 ========               ========



                                                                            GOLDMAN SACHS        INVESCO V.I.
                                                                             VIT MID CAP           FINANCIAL
                                                                             VALUE FUND          SERVICES FUND
                                                                           -------------- --------------------------
                                                                              2010 (l)         2010         2009
                                                                           -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $    207     $      (431)  $   4,569
 Net realized gain (loss) on investments..................................         241        (112,380)    (70,109)
 Change in unrealized appreciation (depreciation) of investments..........       7,468         128,613     103,659
                                                                              --------     -----------   ---------
 Net Increase (decrease) in net assets from operations....................       7,916          15,802      38,119
                                                                              --------     -----------   ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         37,840          41,393      42,589
  Transfers between funds including guaranteed interest account,
   net....................................................................      10,347         (12,008)     (1,105)
  Transfers for contract benefits and terminations........................          --         (34,714)     (7,479)
  Contract maintenance charges............................................      (2,244)        (14,586)    (13,648)
                                                                              --------     -----------   ---------
Net increase (decrease) in net assets from contractowners transactions          45,943         (19,915)     20,357
                                                                              --------     -----------   ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --              --          --
                                                                              --------     -----------   ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      53,859          (4,113)     58,476
NET ASSETS -- BEGINNING OF PERIOD.........................................          --         178,829     120,353
                                                                              --------     -----------   ---------
NET ASSETS -- END OF PERIOD...............................................    $ 53,859     $   174,716   $ 178,829
                                                                              ========     ===========   =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................          --              --          --
 Redeemed.................................................................          --              --          --
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................          --              --          --
                                                                              ========     ===========   =========
UNIT ACTIVITY SERIES I
 Issued...................................................................          --           7,386      10,182
 Redeemed.................................................................          --         (10,647)     (5,802)
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................          --          (3,261)      4,380
                                                                              ========     ===========   =========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................         516              --          --
 Redeemed.................................................................         (19)             --          --
                                                                              --------     -----------   ---------
 Net Increase (Decrease)..................................................         497              --          --
                                                                              ========     ===========   =========



                                                                                 INVESCO V.I.
                                                                                 GLOBAL HEALTH
                                                                                   CARE FUND
                                                                           -------------------------
                                                                               2010         2009
                                                                           ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $  (1,850)   $     186
 Net realized gain (loss) on investments..................................    (34,189)     (50,373)
 Change in unrealized appreciation (depreciation) of investments..........     67,248      180,870
                                                                            ---------    ---------
 Net Increase (decrease) in net assets from operations....................     31,209      130,683
                                                                            ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        68,980      107,861
  Transfers between funds including guaranteed interest account,
   net....................................................................      7,207        3,354
  Transfers for contract benefits and terminations........................    (61,177)     (54,366)
  Contract maintenance charges............................................    (40,646)     (44,965)
                                                                            ---------    ---------
Net increase (decrease) in net assets from contractowners transactions        (25,636)      11,884
                                                                            ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --
                                                                            ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      5,573      142,567
NET ASSETS -- BEGINNING OF PERIOD.........................................    648,310      505,742
                                                                            ---------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 653,883    $ 648,310
                                                                            =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========
UNIT ACTIVITY SERIES I
 Issued...................................................................      8,572       12,016
 Redeemed.................................................................    (10,803)     (11,762)
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................     (2,231)         254
                                                                            =========    =========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................         --           --
 Redeemed.................................................................         --           --
                                                                            ---------    ---------
 Net Increase (Decrease)..................................................         --           --
                                                                            =========    =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            INVESCO V.I.   INVESCO V.I.
                                                                            GLOBAL REAL   INTERNATIONAL
                                                                            ESTATE FUND    GROWTH FUND
                                                                           ------------- ---------------
                                                                              2010 (l)       2010 (l)
                                                                           ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $ 2,377        $   259
 Net realized gain (loss) on investments..................................        46             46
 Change in unrealized appreciation (depreciation) of investments..........     3,401          3,070
                                                                             -------        -------
 Net Increase (decrease) in net assets from operations....................     5,824          3,375
                                                                             -------        -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       56,501         22,176
  Transfers between funds including guaranteed interest account,
   net....................................................................    19,524         45,381
  Transfers for contract benefits and terminations........................        --             --
  Contract maintenance charges............................................    (2,029)        (2,106)
                                                                             -------        -------
Net increase (decrease) in net assets from contractowners transactions        73,996         65,451
                                                                             -------        -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --             --
                                                                             -------        -------
INCREASE (DECREASE) IN NET ASSETS.........................................    79,820         68,826
NET ASSETS -- BEGINNING OF PERIOD.........................................        --             --
                                                                             -------        -------
NET ASSETS -- END OF PERIOD...............................................   $79,820        $68,826
                                                                             =======        =======
CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
 Issued...................................................................        --             --
 Redeemed.................................................................        --             --
                                                                             -------        -------
 Net Increase (Decrease)..................................................        --             --
                                                                             =======        =======
UNIT ACTIVITY SERIES II
 Issued...................................................................       722            626
 Redeemed.................................................................        (6)             (3)
                                                                             --------       --------
 Net Increase (Decrease)..................................................       716            623
                                                                             ========       ========



                                                                            INVESCO V.I.   INVESCO V.I.        INVESCO V.I.
                                                                            MID CAP CORE     SMALL CAP          TECHNOLOGY
                                                                             EQUITY FUND    EQUITY FUND            FUND
                                                                           -------------- -------------- -------------------------
                                                                              2010 (l)       2010 (l)        2010         2009
                                                                           -------------- -------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $   20         $   --       $    (690)    $   (404)
 Net realized gain (loss) on investments..................................        16             12           2,435       (5,353)
 Change in unrealized appreciation (depreciation) of investments..........     1,076            908          42,997       58,899
                                                                              ------         ------       ---------     --------
 Net Increase (decrease) in net assets from operations....................     1,112            920          44,742       53,142
                                                                              ------         ------       ---------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        4,497          4,139          31,239       41,200
  Transfers between funds including guaranteed interest account,
   net....................................................................    14,564          6,905          41,115       30,818
  Transfers for contract benefits and terminations........................        --             --          (8,382)      (9,121)
  Contract maintenance charges............................................      (893)          (438)        (12,381)      (9,977)
                                                                              ------         ------       ---------     --------
Net increase (decrease) in net assets from contractowners transactions        18,168         10,606          51,591       52,920
                                                                              ------         ------       ---------     --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................        --             --              --           --
                                                                              ------         ------       ---------     --------
INCREASE (DECREASE) IN NET ASSETS.........................................    19,280         11,526          96,333      106,062
NET ASSETS -- BEGINNING OF PERIOD.........................................        --             --         181,096       75,034
                                                                              ------         ------       ---------     --------
NET ASSETS -- END OF PERIOD...............................................    $19,280        $11,526      $ 277,429     $181,096
                                                                              =======        =======      =========     ========
CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
 Issued...................................................................        --             --           7,564        9,905
 Redeemed.................................................................        --             --          (3,368)      (2,855)
                                                                              -------        -------      ---------     --------
 Net Increase (Decrease)..................................................        --             --           4,196        7,050
                                                                              =======        =======      =========     ========
UNIT ACTIVITY SERIES II
 Issued...................................................................       189            106              --           --
 Redeemed.................................................................        (6)            (1)             --           --
                                                                              -------        -------      ---------     --------
 Net Increase (Decrease)..................................................       183            105              --           --
                                                                              =======        =======      =========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   INVESCO VAN
                                                                                   KAMPEN V.I.
                                                                                   GLOBAL VALUE           IVY FUNDS
                                                                                   EQUITY FUND           VIP ENERGY
                                                                           ---------------------------- ------------
                                                                                2010           2009       2010 (l)
                                                                           -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  8,235      $    30,887    $     --
 Net realized gain (loss) on investments..................................    (92,058)        (674,189)      3,742
 Change in unrealized appreciation (depreciation) of investments..........    136,922          689,573      19,233
                                                                             ---------     -----------    --------
 Net Increase (decrease) in net assets from operations....................     53,099           46,271      22,975
                                                                             ---------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        73,040           87,223      60,635
  Transfers between funds including guaranteed interest account,
   net....................................................................    (18,379)        (175,737)     25,243
  Transfers for contract benefits and terminations........................    (28,691)        (564,993)         --
  Contract maintenance charges............................................    (39,320)         (48,937)     (2,837)
                                                                             ---------     -----------    --------
Net increase (decrease) in net assets from contractowners transactions        (13,350)        (702,444)     83,041
                                                                             ---------     -----------    --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           (3)            --          --
                                                                             -----------   -----------    --------
INCREASE (DECREASE) IN NET ASSETS.........................................     39,746         (656,173)    106,016
NET ASSETS -- BEGINNING OF PERIOD.........................................    513,137        1,169,310          --
                                                                             ----------    -----------    --------
NET ASSETS -- END OF PERIOD...............................................   $552,883      $   513,137    $106,016
                                                                             ==========    ===========    ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................      7,180           14,386          --
 Redeemed.................................................................     (8,382)         (90,736)         --
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................     (1,202)         (76,350)         --
                                                                             ==========    ===========    ========
UNIT ACTIVITY COMMON SHARES
 Issued...................................................................         --               --       1,074
 Redeemed.................................................................         --               --        (148)
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................         --               --         926
                                                                             ==========    ===========    ========
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................         --               --          --
 Redeemed.................................................................         --               --          --
                                                                             ----------    -----------    --------
 Net Increase (Decrease)..................................................         --               --          --
                                                                             ==========    ===========    ========



                                                                             IVY FUNDS    IVY FUNDS          JANUS ASPEN
                                                                              VIP MID     VIP SMALL        SERIES BALANCED
                                                                            CAP GROWTH   CAP GROWTH           PORTFOLIO
                                                                           ------------ ------------ ----------------------------
                                                                             2010 (l)     2010 (l)        2010           2009
                                                                           ------------ ------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $     --     $     --     $  208,624    $  205,786
 Net realized gain (loss) on investments..................................        122          155        176,168       315,304
 Change in unrealized appreciation (depreciation) of investments..........     10,971        4,017        278,553     1,257,374
                                                                             --------     --------     ----------    ----------
 Net Increase (decrease) in net assets from operations....................     11,093        4,172        663,345     1,778,464
                                                                             --------     --------     ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       116,920       11,927        758,499       874,988
  Transfers between funds including guaranteed interest account,
   net....................................................................     15,462       22,721       (110,582)      318,641
  Transfers for contract benefits and terminations........................         --           --       (555,657)     (502,132)
  Contract maintenance charges............................................     (2,351)      (1,388)      (729,971)     (798,865)
                                                                             --------     --------     ----------    ----------
Net increase (decrease) in net assets from contractowners transactions        130,031       33,260       (637,711)     (107,368)
                                                                             --------     --------     ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --            --
                                                                             --------     --------     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................    141,124       37,432         25,634     1,671,096
NET ASSETS -- BEGINNING OF PERIOD.........................................         --           --      8,781,557     7,110,461
                                                                             --------     --------     ----------    ----------
NET ASSETS -- END OF PERIOD...............................................   $141,124     $ 37,432     $8,807,191    $8,781,557
                                                                             ========     ========     ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................         --           --             --            --
 Redeemed.................................................................         --           --             --            --
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................         --           --             --            --
                                                                             ========     ========     ==========    ==========
UNIT ACTIVITY COMMON SHARES
 Issued...................................................................      1,235          359             --            --
 Redeemed.................................................................        (16)         (29)            --            --
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................      1,219          330             --            --
                                                                             ========     ========     ==========    ==========
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................         --           --         79,456       150,397
 Redeemed.................................................................         --           --       (120,305)     (158,288)
                                                                             --------     --------     ----------    ----------
 Net Increase (Decrease)..................................................         --           --        (40,849)       (7,891)
                                                                             ========     ========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 JANUS ASPEN SERIES
                                                                                ENTERPRISE PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (33,236)   $    (34,060)
 Net realized gain (loss) on investments..................................       620,077         293,389
 Change in unrealized appreciation (depreciation) of investments..........     2,223,597       3,610,237
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,810,438       3,869,566
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,015,127       1,218,652
  Transfers between funds including guaranteed interest account,
   net....................................................................      (595,170)       (491,929)
  Transfers for contract benefits and terminations........................      (793,568)       (936,466)
  Contract maintenance charges............................................      (899,403)       (913,913)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,273,014)     (1,123,656)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     1,537,424       2,745,910
NET ASSETS -- BEGINNING OF PERIOD.........................................    12,019,464       9,273,554
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 13,556,888    $ 12,019,464
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       134,638         218,324
 Redeemed.................................................................      (285,252)       (395,921)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (150,614)       (177,597)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============





                                                                                 JANUS ASPEN SERIES
                                                                                   FORTY PORTFOLIO
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      2,381    $    (44,526)
 Net realized gain (loss) on investments..................................       845,560         738,481
 Change in unrealized appreciation (depreciation) of investments..........       181,185       5,327,773
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     1,029,126       6,021,728
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,244,541       1,575,364
  Transfers between funds including guaranteed interest account,
   net....................................................................      (470,585)       (959,789)
  Transfers for contract benefits and terminations........................    (1,174,883)     (1,748,266)
  Contract maintenance charges............................................    (1,055,399)     (1,123,839)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions        (1,456,326)     (2,256,530)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................      (427,200)      3,765,198
NET ASSETS -- BEGINNING OF PERIOD.........................................    18,027,856      14,262,658
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 17,600,656    $ 18,027,856
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       128,457         209,281
 Redeemed.................................................................      (244,963)       (470,321)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................      (116,506)       (261,040)
                                                                            ============    ============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................        25,286          33,009
 Redeemed.................................................................       (35,554)        (30,657)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (10,268)          2,352
                                                                            ============    ============



                                                                                 JANUS ASPEN SERIES
                                                                                 OVERSEAS PORTFOLIO
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   32,649    $      18,448
 Net realized gain (loss) on investments..................................        4,854          130,074
 Change in unrealized appreciation (depreciation) of investments..........    1,901,373        3,683,465
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................    1,938,876        3,831,987
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         526,112          686,026
  Transfers between funds including guaranteed interest account,
   net....................................................................      110,569         (197,179)
  Transfers for contract benefits and terminations........................     (684,939)      (1,054,300)
  Contract maintenance charges............................................     (417,358)        (382,554)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions         (465,616)        (948,007)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................    1,473,260        2,883,980
NET ASSETS -- BEGINNING OF PERIOD.........................................    7,966,288        5,082,308
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $9,439,548    $   7,966,288
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       24,848           18,245
 Redeemed.................................................................      (39,047)         (60,944)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (14,199)         (42,699)
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................       29,764           37,558
 Redeemed.................................................................      (34,274)         (47,689)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (4,510)         (10,131)
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                JANUS ASPEN SERIES
                                                                                  PERKINS MID CAP
                                                                                  VALUE PORTFOLIO
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $    6,776     $    3,966
 Net realized gain (loss) on investments..................................      (43,408)      (104,900)
 Change in unrealized appreciation (depreciation) of investments..........      230,960        447,183
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      194,328        346,249
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           1,397         72,713
  Transfers between funds including guaranteed interest account,
   net....................................................................       38,825         17,104
  Transfers for contract benefits and terminations........................      (24,607)      (124,512)
  Contract maintenance charges............................................     (134,966)      (131,032)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (119,351)      (165,727)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................       74,977        180,522
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,375,417      1,194,895
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $1,450,394     $1,375,417
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................        5,263          7,230
 Redeemed.................................................................      (12,967)       (21,105)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................       (7,704)       (13,875)
                                                                             ==========     ==========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========



                                                                                                            LAZARD RETIREMENT
                                                                                 JANUS ASPEN SERIES          EMERGING MARKETS
                                                                                 WORLDWIDE PORTFOLIO         EQUITY PORTFOLIO
                                                                           ------------------------------- -------------------
                                                                                 2010            2009            2010 (l)
                                                                           --------------- --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     18,940     $    94,285        $ 3,008
 Net realized gain (loss) on investments..................................       (69,195)       (227,926)            46
 Change in unrealized appreciation (depreciation) of investments..........     1,585,556       3,185,300         10,322
                                                                            ------------     -----------        -------
 Net Increase (decrease) in net assets from operations....................     1,535,301       3,051,659         13,376
                                                                            ------------     -----------        -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,212,530       1,385,663        160,834
  Transfers between funds including guaranteed interest account,
   net....................................................................      (369,973)       (287,704)       189,002
  Transfers for contract benefits and terminations........................      (946,453)       (621,381)            --
  Contract maintenance charges............................................      (981,361)       (990,146)        (9,294)
                                                                            ------------     -----------        -------
Net increase (decrease) in net assets from contractowners transactions        (1,085,257)       (513,568)       340,542
                                                                            ------------     -----------        -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              51             --
                                                                            ------------     -----------        -------
INCREASE (DECREASE) IN NET ASSETS.........................................       450,044       2,538,142        353,918
NET ASSETS -- BEGINNING OF PERIOD.........................................    11,036,758       8,498,616             --
                                                                            ------------     -----------        -------
NET ASSETS -- END OF PERIOD...............................................  $ 11,486,802     $11,036,758        $353,918
                                                                            ============     ===========        ========
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................       210,551         309,068             --
 Redeemed.................................................................      (356,752)       (395,268)            --
                                                                            ------------     -----------        --------
 Net Increase (Decrease)..................................................      (146,201)        (86,200)            --
                                                                            ============     ===========        ========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --              --             --
 Redeemed.................................................................            --              --             --
                                                                            ------------     -----------        --------
 Net Increase (Decrease)..................................................            --              --             --
                                                                            ============     ===========        ========
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................            --              --          3,106
 Redeemed.................................................................            --              --               (2)
                                                                            ------------     -----------        ----------
 Net Increase (Decrease)..................................................            --              --          3,104
                                                                            ============     ===========        =========



                                                                            MFS(R) INTERNATIONAL    MFS(R) INVESTORS
                                                                               VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                                           ---------------------- --------------------
                                                                                  2010 (l)              2010 (l)
                                                                           ---------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................        $     --               $  --
 Net realized gain (loss) on investments..................................           1,271                  25
 Change in unrealized appreciation (depreciation) of investments..........          13,577                 274
                                                                                  --------               -----
 Net Increase (decrease) in net assets from operations....................          14,848                 299
                                                                                  --------               -----
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                            110,151               4,198
  Transfers between funds including guaranteed interest account,
   net....................................................................          47,443                (866)
  Transfers for contract benefits and terminations........................              --                  --
  Contract maintenance charges............................................          (4,214)               (214)
                                                                                  --------               -----
Net increase (decrease) in net assets from contractowners transactions             153,380               3,118
                                                                                  --------               -----
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................              --                  --
                                                                                  --------               -----
INCREASE (DECREASE) IN NET ASSETS.........................................         168,228               3,417
NET ASSETS -- BEGINNING OF PERIOD.........................................              --                  --
                                                                                  --------               -----
NET ASSETS -- END OF PERIOD...............................................        $168,228               $3,417
                                                                                  ========               ======
CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
 Issued...................................................................              --                  --
 Redeemed.................................................................              --                  --
                                                                                  --------               ------
 Net Increase (Decrease)..................................................              --                  --
                                                                                  ========               ======
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           1,707                  38
 Redeemed.................................................................            (133)                   (6)
                                                                                  --------               --------
 Net Increase (Decrease)..................................................           1,574                  32
                                                                                  ========               =======
UNIT ACTIVITY SERVICE SHARE CLASS
 Issued...................................................................              --                  --
 Redeemed.................................................................              --                  --
                                                                                  --------               -------
 Net Increase (Decrease)..................................................              --                  --
                                                                                  ========               =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            MFS(R) INVESTORS             MFS(R)
                                                                              TRUST SERIES          UTILITIES SERIES
                                                                           ----------------- ------------------------------
                                                                                2010 (l)           2010           2009
                                                                           ----------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................      $  --          $  40,268       $   56,621
 Net realized gain (loss) on investments..................................         10           (110,560)        (187,400)
 Change in unrealized appreciation (depreciation) of investments..........        146            249,541          484,848
                                                                                -----          -----------     ----------
 Net Increase (decrease) in net assets from operations....................        156            179,249          354,069
                                                                                -----          -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         1,099            148,748          239,085
  Transfers between funds including guaranteed interest account,
   net....................................................................        137           (115,009)         (30,865)
  Transfers for contract benefits and terminations........................         --           (146,771)        (185,061)
  Contract maintenance charges............................................       (169)           (81,893)         (91,953)
                                                                                -----          -----------     ----------
Net increase (decrease) in net assets from contractowners transactions          1,067           (194,925)         (68,794)
                                                                                -----          -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --                   (2)            --
                                                                                -----          ------------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      1,223            (15,678)         285,285
NET ASSETS -- BEGINNING OF PERIOD.........................................         --          1,521,364        1,236,079
                                                                                -----          -----------     ----------
NET ASSETS -- END OF PERIOD...............................................      $1,223         $1,505,686      $1,521,364
                                                                                ======         ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --                 --               --
 Redeemed.................................................................         --                 --               --
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --                 --               --
                                                                                ======         ===========     ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................         --                 --               --
 Redeemed.................................................................         --                 --               --
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --                 --               --
                                                                                ======         ===========     ==========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................         --             10,598           16,052
 Redeemed.................................................................         --            (18,584)         (20,624)
                                                                                ------         -----------     ----------
 Net Increase (Decrease)..................................................         --             (7,986)          (4,572)
                                                                                ======         ===========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................         13                 --               --
 Redeemed.................................................................         (1)                --               --
                                                                                -------        -----------     ----------
 Net Increase (Decrease)..................................................         12                 --               --
                                                                                =======        ===========     ==========



                                                                                   MULTIMANAGER
                                                                                AGGRESSIVE EQUITY*
                                                                           -----------------------------
                                                                            2010 (f)(g)(m)      2009
                                                                           ---------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................    $    5,250     $     479
 Net realized gain (loss) on investments..................................       (16,102)      (11,200)
 Change in unrealized appreciation (depreciation) of investments..........       258,410        76,782
                                                                              ----------     ---------
 Net Increase (decrease) in net assets from operations....................       247,558        66,061
                                                                              ----------     ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          270,033       111,683
  Transfers between funds including guaranteed interest account,
   net....................................................................       479,304       342,682
  Transfers for contract benefits and terminations........................        (7,280)         (169)
  Contract maintenance charges............................................      (101,931)      (35,295)
                                                                              ----------     ---------
Net increase (decrease) in net assets from contractowners transactions           640,126       418,901
                                                                              ----------     ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             2          (437)
                                                                              ----------     ---------
INCREASE (DECREASE) IN NET ASSETS.........................................       887,686       484,525
NET ASSETS -- BEGINNING OF PERIOD.........................................       559,582        75,057
                                                                              ----------     ---------
NET ASSETS -- END OF PERIOD...............................................    $1,447,268     $ 559,582
                                                                              ==========     =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        10,108         6,551
 Redeemed.................................................................        (1,079)         (407)
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................         9,029         6,144
                                                                              ==========     =========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................            --            --
 Redeemed.................................................................            --            --
                                                                              ----------     ---------
 Net Increase (Decrease)..................................................            --            --
                                                                              ==========     =========



                                                                                    MULTIMANAGER
                                                                                     CORE BOND*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  258,129    $     355,324
 Net realized gain (loss) on investments..................................      134,644           (8,197)
 Change in unrealized appreciation (depreciation) of investments..........      136,075          469,439
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      528,848          816,566
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         475,892          350,456
  Transfers between funds including guaranteed interest account,
   net....................................................................      180,586         (539,673)
  Transfers for contract benefits and terminations........................      (44,513)      (2,298,624)
  Contract maintenance charges............................................     (439,031)        (388,686)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions          172,934       (2,876,527)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      701,782       (2,059,961)
NET ASSETS -- BEGINNING OF PERIOD.........................................    7,901,201        9,961,162
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $8,602,983    $   7,901,201
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       34,339            4,528
 Redeemed.................................................................      (37,667)        (285,072)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................       (3,328)           2,039
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        3,699            2,480
 Redeemed.................................................................       (2,184)            (441)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,515         (280,544)
                                                                             ==========    =============
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --               --
 Redeemed.................................................................           --               --
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................           --               --
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   MULTIMANAGER               MULTIMANAGER
                                                                              INTERNATIONAL EQUITY*      LARGE CAP CORE EQUITY*
                                                                           ---------------------------- -------------------------
                                                                                2010           2009         2010         2009
                                                                           -------------- ------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   33,818    $    11,346   $     594    $   1,220
 Net realized gain (loss) on investments..................................      (23,732)        (3,612)     (5,279)      (9,738)
 Change in unrealized appreciation (depreciation) of investments..........       77,059        168,732      33,286       30,153
                                                                             ----------    -----------   ---------    ---------
 Net Increase (decrease) in net assets from operations....................       87,145        176,466      28,601       21,635
                                                                             ----------    -----------   ---------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         435,182        361,625     142,519       40,174
  Transfers between funds including guaranteed interest account,
   net....................................................................      (10,516)         8,114     (12,441)       2,498
  Transfers for contract benefits and terminations........................       (8,033)        (3,307)     (7,510)      (2,206)
  Contract maintenance charges............................................     (126,998)      (100,230)    (13,967)     (11,186)
                                                                             ----------    -----------   ---------    ---------
Net increase (decrease) in net assets from contractowners transactions          289,635        266,202     108,601       29,280
                                                                             ----------    -----------   ---------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --          --           --
                                                                             ----------    -----------   ---------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      376,780        442,668     137,202       50,915
NET ASSETS -- BEGINNING OF PERIOD.........................................      836,202        393,534     101,224       50,309
                                                                             ----------    -----------   ---------    ---------
NET ASSETS -- END OF PERIOD...............................................   $1,212,982    $   836,202   $ 238,426    $ 101,224
                                                                             ==========    ===========   =========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --             --          --           --
 Redeemed.................................................................           --             --          --           --
                                                                             ----------    -----------   ---------    ---------
 Net Increase (Decrease)..................................................           --             --          --           --
                                                                             ==========    ===========   =========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        1,880          1,830         999          381
 Redeemed.................................................................         (234)           (38)       (184)        (131)
                                                                             ----------    -----------   ---------    ---------
 Net Increase (Decrease)..................................................        1,646          1,792         815          250
                                                                             ==========    ===========   =========    =========



                                                                                    MULTIMANAGER
                                                                                  LARGE CAP VALUE*
                                                                           ------------------------------
                                                                                2010            2009
                                                                           -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   53,576    $      84,670
 Net realized gain (loss) on investments..................................      (81,059)        (735,898)
 Change in unrealized appreciation (depreciation) of investments..........      642,484        1,665,357
                                                                             ----------    -------------
 Net Increase (decrease) in net assets from operations....................      615,001        1,014,129
                                                                             ----------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         389,365          296,341
  Transfers between funds including guaranteed interest account,
   net....................................................................           88         (490,706)
  Transfers for contract benefits and terminations........................      (95,758)      (1,216,823)
  Contract maintenance charges............................................     (260,252)        (234,080)
                                                                             ----------    -------------
Net increase (decrease) in net assets from contractowners transactions           33,443       (1,645,268)
                                                                             ----------    -------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --               --
                                                                             ----------    -------------
INCREASE (DECREASE) IN NET ASSETS.........................................      648,444         (631,139)
NET ASSETS -- BEGINNING OF PERIOD.........................................    4,588,767        5,219,906
                                                                             ----------    -------------
NET ASSETS -- END OF PERIOD...............................................   $5,237,211    $   4,588,767
                                                                             ==========    =============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................           --            9,976
 Redeemed.................................................................      (29,011)        (289,144)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................      (29,011)           1,304
                                                                             ==========    =============
UNIT ACTIVITY CLASS B
 Issued...................................................................        2,175            2,174
 Redeemed.................................................................         (545)            (870)
                                                                             ----------    -------------
 Net Increase (Decrease)..................................................        1,630         (279,168)
                                                                             ==========    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                                MID CAP GROWTH*            MID CAP VALUE*
                                                                           ------------------------- ---------------------------
                                                                               2010         2009          2010          2009
                                                                           ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $      --    $      --     $    6,819    $  12,289
 Net realized gain (loss) on investments..................................     (3,385)     (24,494)         1,040      (40,718)
 Change in unrealized appreciation (depreciation) of investments..........     91,041       99,589        190,098      179,918
                                                                            ---------    ---------     ----------    ---------
 Net Increase (decrease) in net assets from operations....................     87,656       75,095        197,957      151,489
                                                                            ---------    ---------     ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       167,481       96,675        192,997      177,138
  Transfers between funds including guaranteed interest account,
   net....................................................................    (38,640)      (8,562)       207,842      (59,933)
  Transfers for contract benefits and terminations........................     (7,788)        (632)       (14,500)      (1,140)
  Contract maintenance charges............................................    (46,905)     (34,895)       (69,679)     (49,604)
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in net assets from contractowners transactions         74,148       52,586        316,660       66,461
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    161,804      127,681        514,617      217,950
NET ASSETS -- BEGINNING OF PERIOD.........................................    264,022      136,341        498,955      281,005
                                                                            ---------    ---------     ----------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 425,826    $ 264,022     $1,013,572    $ 498,955
                                                                            =========    =========     ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................         --           --             --           --
 Redeemed.................................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................         --           --             --           --
                                                                            =========    =========     ==========    =========
UNIT ACTIVITY CLASS B
 Issued...................................................................        700          714          2,810        1,614
 Redeemed.................................................................       (259)        (278)          (543)        (937)
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................        441          436          2,267          677
                                                                            =========    =========     ==========    =========



                                                                                   MULTIMANAGER
                                                                                MULTI-SECTOR BOND*
                                                                           ----------------------------
                                                                                2010           2009
                                                                           -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   58,718    $   83,891
 Net realized gain (loss) on investments..................................     (238,541)     (216,879)
 Change in unrealized appreciation (depreciation) of investments..........      319,941       300,171
                                                                             ----------    ----------
 Net Increase (decrease) in net assets from operations....................      140,118       167,183
                                                                             ----------    ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         518,905       509,644
  Transfers between funds including guaranteed interest account,
   net....................................................................       46,632      (124,033)
  Transfers for contract benefits and terminations........................     (141,105)      (97,562)
  Contract maintenance charges............................................     (226,697)     (208,889)
                                                                             ----------    ----------
Net increase (decrease) in net assets from contractowners transactions          197,735        79,160
                                                                             ----------    ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            --
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      337,853       246,343
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,969,836     1,723,493
                                                                             ----------    ----------
NET ASSETS -- END OF PERIOD...............................................   $2,307,689    $1,969,836
                                                                             ==========    ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
 Issued...................................................................       18,038        19,623
 Redeemed.................................................................      (22,184)      (28,155)
                                                                             ----------    ----------
 Net Increase (Decrease)..................................................       (4,146)        1,650
                                                                             ==========    ==========
UNIT ACTIVITY CLASS B
 Issued...................................................................        4,091         2,219
 Redeemed.................................................................       (1,955)         (569)
                                                                             ----------    ----------
 Net Increase (Decrease)..................................................        2,136        (8,532)
                                                                             ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    MULTIMANAGER
                                                                                  SMALL CAP GROWTH*
                                                                           -------------------------------
                                                                                 2010            2009
                                                                           --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $    (38,744)   $    (32,410)
 Net realized gain (loss) on investments..................................      (385,601)       (768,612)
 Change in unrealized appreciation (depreciation) of investments..........     3,352,148       3,734,345
                                                                            ------------    ------------
 Net Increase (decrease) in net assets from operations....................     2,927,803       2,933,323
                                                                            ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        1,521,902       1,586,654
  Transfers between funds including guaranteed interest account,
   net....................................................................      (458,578)       (412,472)
  Transfers for contract benefits and terminations........................      (898,104)       (767,155)
  Contract maintenance charges............................................    (1,085,497)     (1,017,576)
                                                                            ------------    ------------
Net increase (decrease) in net assets from contractowners transactions          (920,277)       (610,549)
                                                                            ------------    ------------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................            --              --
                                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS.........................................     2,007,526       2,322,774
NET ASSETS -- BEGINNING OF PERIOD.........................................    11,392,539       9,069,765
                                                                            ------------    ------------
NET ASSETS -- END OF PERIOD...............................................  $ 13,400,065    $ 11,392,539
                                                                            ============    ============
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................       123,619         158,411
 Redeemed.................................................................      (200,605)       (228,251)
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................       (76,986)        (69,840)
                                                                            ============    ============
UNIT ACTIVITY CLASS 2
 Issued...................................................................            --              --
 Redeemed.................................................................            --              --
                                                                            ------------    ------------
 Net Increase (Decrease)..................................................            --              --
                                                                            ============    ============



                                                                                 MULTIMANAGER               MULTIMANAGER
                                                                               SMALL CAP VALUE*              TECHNOLOGY*
                                                                           ------------------------- ---------------------------
                                                                               2010         2009          2010          2009
                                                                           ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     661    $   1,909     $       --    $      --
 Net realized gain (loss) on investments..................................    (35,347)      (8,303)       (12,453)     (10,255)
 Change in unrealized appreciation (depreciation) of investments..........    129,589       51,609        185,210      226,671
                                                                            ---------    ---------     ----------    ---------
 Net Increase (decrease) in net assets from operations....................     94,903       45,215        172,757      216,416
                                                                            ---------    ---------     ----------    ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                       164,693      157,771        452,918      249,958
  Transfers between funds including guaranteed interest account,
   net....................................................................    (24,126)       1,077        (25,593)      28,137
  Transfers for contract benefits and terminations........................     (2,174)      (1,172)        (6,667)        (360)
  Contract maintenance charges............................................    (34,517)     (25,839)      (122,804)     (80,653)
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in net assets from contractowners transactions        103,876      131,837        297,854      197,082
                                                                            ---------    ---------     ----------    ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         84          115             --           --
                                                                            ---------    ---------     ----------    ---------
INCREASE (DECREASE) IN NET ASSETS.........................................    198,863      177,167        470,611      413,498
NET ASSETS -- BEGINNING OF PERIOD.........................................    293,032      115,865        691,608      278,110
                                                                            ---------    ---------     ----------    ---------
NET ASSETS -- END OF PERIOD...............................................  $ 491,895    $ 293,032     $1,162,219    $ 691,608
                                                                            =========    =========     ==========    =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................      1,314          974          2,025        1,554
 Redeemed.................................................................       (689)         (73)          (402)        (180)
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................        625          901          1,623        1,374
                                                                            =========    =========     ==========    =========
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --           --             --           --
 Redeemed.................................................................         --           --             --           --
                                                                            ---------    ---------     ----------    ---------
 Net Increase (Decrease)..................................................         --           --             --           --
                                                                            =========    =========     ==========    =========



                                                                             MUTUAL SHARES
                                                                            SECURITIES FUND
                                                                           ----------------
                                                                               2010 (l)
                                                                           ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $    48
 Net realized gain (loss) on investments..................................          15
 Change in unrealized appreciation (depreciation) of investments..........       1,732
                                                                               -------
 Net Increase (decrease) in net assets from operations....................       1,795
                                                                               -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         19,664
  Transfers between funds including guaranteed interest account,
   net....................................................................      37,502
  Transfers for contract benefits and terminations........................          --
  Contract maintenance charges............................................      (1,329)
                                                                               -------
Net increase (decrease) in net assets from contractowners transactions          55,837
                                                                               -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          --
                                                                               -------
INCREASE (DECREASE) IN NET ASSETS.........................................      57,632
NET ASSETS -- BEGINNING OF PERIOD.........................................          --
                                                                               -------
NET ASSETS -- END OF PERIOD...............................................     $57,632
                                                                               =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
 Issued...................................................................          --
 Redeemed.................................................................          --
                                                                               -------
 Net Increase (Decrease)..................................................          --
                                                                               =======
UNIT ACTIVITY CLASS 2
 Issued...................................................................         567
 Redeemed.................................................................          (7)
                                                                               --------
 Net Increase (Decrease)..................................................         560
                                                                               ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                 OPPENHEIMER GLOBAL
                                                                                 SECURITIES FUND/VA
                                                                           ------------------------------
                                                                                 2010           2009
                                                                           --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  15,554       $   23,105
 Net realized gain (loss) on investments..................................    (104,112)        (172,435)
 Change in unrealized appreciation (depreciation) of investments..........     358,649          652,896
                                                                             -----------     ----------
 Net Increase (decrease) in net assets from operations....................     270,091          503,566
                                                                             -----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                        288,841          321,169
  Transfers between funds including guaranteed interest account,
   net....................................................................     (95,065)         (76,088)
  Transfers for contract benefits and terminations........................    (104,534)        (132,759)
  Contract maintenance charges............................................    (113,490)        (127,214)
                                                                             -----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (24,248)         (14,892)
                                                                             -----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................          (4)              --
                                                                             -----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................     245,839          488,674
NET ASSETS -- BEGINNING OF PERIOD.........................................   1,775,903        1,287,229
                                                                             -----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,021,742      $1,775,903
                                                                             ===========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................          --               --
 Redeemed.................................................................          --               --
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................          --               --
                                                                             ===========     ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................          --               --
 Redeemed.................................................................          --               --
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................          --               --
                                                                             ===========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................      17,472           25,385
 Redeemed.................................................................     (18,755)         (26,052)
                                                                             -----------     ----------
 Net Increase (Decrease)..................................................      (1,283)            (667)
                                                                             ===========     ==========



                                                                                PIMCO VARIABLE             PIMCO VARIABLE
                                                                                INSURANCE TRUST            INSURANCE TRUST
                                                                            COMMODITYREALRETURN(R)           GLOBAL BOND
                                                                              STRATEGY PORTFOLIO        PORTFOLIO (UNHEDGED)
                                                                           ------------------------ -----------------------------
                                                                                   2010 (l)              2010           2009
                                                                           ------------------------ -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................         $ 4,298            $  141,899     $   74,807
 Net realized gain (loss) on investments..................................           1,701                84,922        290,884
 Change in unrealized appreciation (depreciation) of investments..........           8,459               125,956         75,980
                                                                                   -------            ----------     ----------
 Net Increase (decrease) in net assets from operations....................          14,458               352,777        441,671
                                                                                   -------            ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                             56,413               353,373        400,132
  Transfers between funds including guaranteed interest account,
   net....................................................................          42,255               169,754       (196,869)
  Transfers for contract benefits and terminations........................              --              (239,474)      (170,229)
  Contract maintenance charges............................................          (2,205)             (234,393)      (250,322)
                                                                                   -------            ----------     ----------
Net increase (decrease) in net assets from contractowners transactions              96,463                49,260       (217,288)
                                                                                   -------            ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................              --                    --             --
                                                                                   -------            ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................         110,921               402,037        224,383
NET ASSETS -- BEGINNING OF PERIOD.........................................              --             3,188,063      2,963,680
                                                                                   -------            ----------     ----------
NET ASSETS -- END OF PERIOD...............................................         $110,921           $3,590,100     $3,188,063
                                                                                   ========           ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................              --                37,363         34,616
 Redeemed.................................................................              --               (35,127)       (49,079)
                                                                                   --------           ----------     ----------
 Net Increase (Decrease)..................................................              --                 2,236        (14,463)
                                                                                   ========           ==========     ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................             900                    --             --
 Redeemed.................................................................              (7)                   --             --
                                                                                   --------           ----------     ----------
 Net Increase (Decrease)..................................................             893                    --             --
                                                                                   ========           ==========     ==========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................              --                    --             --
 Redeemed.................................................................              --                    --             --
                                                                                   ---------          ----------     ----------
 Net Increase (Decrease)..................................................              --                    --             --
                                                                                   =========          ==========     ==========



                                                                             PIMCO VARIABLE   PIMCO VARIABLE
                                                                            INSURANCE TRUST   INSURANCE TRUST
                                                                              REAL RETURN      TOTAL RETURN
                                                                               PORTFOLIO         PORTFOLIO
                                                                           ----------------- ----------------
                                                                                2010 (l)         2010 (l)
                                                                           ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $  2,441         $  26,151
 Net realized gain (loss) on investments..................................        1,193             7,726
 Change in unrealized appreciation (depreciation) of investments..........       (7,290)          (36,134)
                                                                               --------         ---------
 Net Increase (decrease) in net assets from operations....................       (3,656)           (2,257)
                                                                               --------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          95,758           444,963
  Transfers between funds including guaranteed interest account,
   net....................................................................      180,262           542,634
  Transfers for contract benefits and terminations........................           --                --
  Contract maintenance charges............................................       (6,264)          (32,799)
                                                                               --------         ---------
Net increase (decrease) in net assets from contractowners transactions          269,756           954,798
                                                                               --------         ---------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --                12
                                                                               --------         ---------
INCREASE (DECREASE) IN NET ASSETS.........................................      266,100           952,553
NET ASSETS -- BEGINNING OF PERIOD.........................................           --                --
                                                                               --------         ---------
NET ASSETS -- END OF PERIOD...............................................     $266,100         $ 952,553
                                                                               ========         =========
CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                               --------         ---------
 Net Increase (Decrease)..................................................           --                --
                                                                               ========         =========
UNIT ACTIVITY ADVISOR CLASS
 Issued...................................................................        2,893             9,241
 Redeemed.................................................................         (362)             (137)
                                                                               --------         ---------
 Net Increase (Decrease)..................................................        2,531             9,104
                                                                               ========         =========
UNIT ACTIVITY SERVICE CLASS
 Issued...................................................................           --                --
 Redeemed.................................................................           --                --
                                                                               --------         ---------
 Net Increase (Decrease)..................................................           --                --
                                                                               ========         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 TEMPLETON
                                                                            T. ROWE PRICE   DEVELOPING MARKETS
                                                                            EQUITY INCOME     SECURITIES FUND
                                                                           --------------- --------------------
                                                                               2010 (l)          2010 (l)
                                                                           --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $   98            $     15
 Net realized gain (loss) on investments..................................         25                 317
 Change in unrealized appreciation (depreciation) of investments..........      1,276              15,609
                                                                               ------            --------
 Net Increase (decrease) in net assets from operations....................      1,399              15,941
                                                                               ------            --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         7,046              67,023
  Transfers between funds including guaranteed interest account,
   net....................................................................      8,438              89,987
  Transfers for contract benefits and terminations........................         --                  --
  Contract maintenance charges............................................       (674)             (3,523)
                                                                               ------            --------
Net increase (decrease) in net assets from contractowners transactions         14,810             153,487
                                                                               ------            --------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --                  --
                                                                               ------            --------
INCREASE (DECREASE) IN NET ASSETS.........................................     16,209             169,428
NET ASSETS -- BEGINNING OF PERIOD.........................................         --                  --
                                                                               ------            --------
NET ASSETS -- END OF PERIOD...............................................     $16,209           $169,428
                                                                               =======           ========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................         --                  --
 Redeemed.................................................................         --                  --
                                                                               -------           --------
 Net Increase (Decrease)..................................................         --                  --
                                                                               =======           ========
UNIT ACTIVITY CLASS II
 Issued...................................................................        160                  --
 Redeemed.................................................................           (2)               --
                                                                               ---------         --------
 Net Increase (Decrease)..................................................        158                  --
                                                                               ========          ========
UNIT ACTIVITY CLASS 2
 Issued...................................................................         --               1,510
 Redeemed.................................................................         --                 (19)
                                                                               --------          --------
 Net Increase (Decrease)..................................................         --               1,491
                                                                               ========          ========



                                                                               TEMPLETON         TEMPLETON
                                                                              GLOBAL BOND          GROWTH
                                                                            SECURITIES FUND   SECURITIES FUND
                                                                           ----------------- -----------------
                                                                                2010 (l)          2010 (l)
                                                                           ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................     $      14          $    --
 Net realized gain (loss) on investments..................................         1,984               58
 Change in unrealized appreciation (depreciation) of investments..........         3,451                3
                                                                               ---------          -------
 Net Increase (decrease) in net assets from operations....................         5,449               61
                                                                               ---------          -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                          265,484           13,243
  Transfers between funds including guaranteed interest account,
   net....................................................................       161,282              157
  Transfers for contract benefits and terminations........................            --               --
  Contract maintenance charges............................................       (11,970)            (733)
                                                                               ---------          -------
Net increase (decrease) in net assets from contractowners transactions           414,796           12,667
                                                                               ---------          -------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................             4               --
                                                                               ---------          -------
INCREASE (DECREASE) IN NET ASSETS.........................................       420,249           12,728
NET ASSETS -- BEGINNING OF PERIOD.........................................            --               --
                                                                               ---------          -------
NET ASSETS -- END OF PERIOD...............................................     $ 420,249          $12,728
                                                                               =========          =======
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................            --               --
 Redeemed.................................................................            --               --
                                                                               ---------          -------
 Net Increase (Decrease)..................................................            --               --
                                                                               =========          =======
UNIT ACTIVITY CLASS II
 Issued...................................................................            --               --
 Redeemed.................................................................            --               --
                                                                               ---------          -------
 Net Increase (Decrease)..................................................            --               --
                                                                               =========          =======
UNIT ACTIVITY CLASS 2
 Issued...................................................................         4,217              142
 Redeemed.................................................................          (221)             (20)
                                                                               ---------          -------
 Net Increase (Decrease)..................................................         3,996              122
                                                                               =========          =======



                                                                                  UIF EMERGING
                                                                                  MARKETS DEBT
                                                                                    PORTFOLIO
                                                                           ---------------------------
                                                                                2010          2009
                                                                           ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................  $     7,921   $    20,689
 Net realized gain (loss) on investments..................................       21,594       (70,884)
 Change in unrealized appreciation (depreciation) of investments..........       (3,828)      131,257
                                                                            -----------   -----------
 Net Increase (decrease) in net assets from operations....................       25,687        81,062
                                                                            -----------   -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           8,932        95,733
  Transfers between funds including guaranteed interest account,
   net....................................................................      (92,174)      (45,177)
  Transfers for contract benefits and terminations........................      (58,573)     (219,241)
  Contract maintenance charges............................................       (5,990)      (10,658)
                                                                            -----------   -----------
Net increase (decrease) in net assets from contractowners transactions         (147,805)     (179,343)
                                                                            -----------   -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --            --
                                                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........................................     (122,118)      (98,281)
NET ASSETS -- BEGINNING OF PERIOD.........................................      282,637       380,918
                                                                            -----------   -----------
NET ASSETS -- END OF PERIOD...............................................  $   160,519   $   282,637
                                                                            ===========   ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
 Issued...................................................................          952         8,145
 Redeemed.................................................................       (7,357)      (18,166)
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................       (6,405)      (10,021)
                                                                            ===========   ===========
UNIT ACTIVITY CLASS II
 Issued...................................................................           --            --
 Redeemed.................................................................           --            --
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................           --            --
                                                                            ===========   ===========
UNIT ACTIVITY CLASS 2
 Issued...................................................................           --            --
 Redeemed.................................................................           --            --
                                                                            -----------   -----------
 Net Increase (Decrease)..................................................           --            --
                                                                            ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                    VAN ECK VIP
                                                                               EMERGING MARKETS FUND
                                                                           -----------------------------
                                                                                2010           2009
                                                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $   11,427     $    2,521
 Net realized gain (loss) on investments..................................     (102,919)      (394,933)
 Change in unrealized appreciation (depreciation) of investments..........      543,450      1,600,582
                                                                             ----------     ----------
 Net Increase (decrease) in net assets from operations....................      451,958      1,208,170
                                                                             ----------     ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                           9,033         71,378
  Transfers between funds including guaranteed interest account,
   net....................................................................        7,945        296,709
  Transfers for contract benefits and terminations........................     (134,601)      (697,933)
  Contract maintenance charges............................................      (73,894)       (56,511)
                                                                             ----------     ----------
Net increase (decrease) in net assets from contractowners transactions         (191,517)      (386,357)
                                                                             ----------     ----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................           --             --
                                                                             ----------     ----------
INCREASE (DECREASE) IN NET ASSETS.........................................      260,441        821,813
NET ASSETS -- BEGINNING OF PERIOD.........................................    1,891,309      1,069,496
                                                                             ----------     ----------
NET ASSETS -- END OF PERIOD...............................................   $2,151,750     $1,891,309
                                                                             ==========     ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS S
 Issued...................................................................           --             --
 Redeemed.................................................................           --             --
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................           --             --
                                                                             ==========     ==========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................        7,220         30,376
 Redeemed.................................................................      (17,470)       (50,816)
                                                                             ----------     ----------
 Net Increase (Decrease)..................................................      (10,250)       (20,440)
                                                                             ==========     ==========



                                                                               VAN ECK VIP GLOBAL         VAN ECK VIP GLOBAL
                                                                                   BOND FUND               HARD ASSETS FUND
                                                                           -------------------------- ---------------------------
                                                                               2010          2009          2010          2009
                                                                           ------------ ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................   $  5,409    $     7,827   $     2,049   $       893
 Net realized gain (loss) on investments..................................         78            334        33,018      (159,807)
 Change in unrealized appreciation (depreciation) of investments..........      3,929          3,868        86,020       291,924
                                                                             --------    -----------   -----------   -----------
 Net Increase (decrease) in net assets from operations....................      9,416         12,029       121,087       133,010
                                                                             --------    -----------   -----------   -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners                                         8,894          6,280       146,618       123,612
  Transfers between funds including guaranteed interest account,
   net....................................................................    123,327        (87,722)       95,227        61,630
  Transfers for contract benefits and terminations........................     (1,873)       (32,217)     (155,885)     (120,093)
  Contract maintenance charges............................................     (4,598)        (5,200)      (21,578)      (12,893)
                                                                             --------    -----------   -----------   -----------
Net increase (decrease) in net assets from contractowners transactions        125,750       (118,859)       64,382        52,256
                                                                             --------    -----------   -----------   -----------
Net increase (decrease) in amount retained by MONY America in
 Separate Account MLOA L..................................................         --             --            --            --
                                                                             --------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS.........................................    135,166       (106,830)      185,469       185,266
NET ASSETS -- BEGINNING OF PERIOD.........................................    115,181        222,011       481,107       295,841
                                                                             --------    -----------   -----------   -----------
NET ASSETS -- END OF PERIOD...............................................   $250,347    $   115,181   $   666,576   $   481,107
                                                                             ========    ===========   ===========   ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS S
 Issued...................................................................         --             --         1,491            --
 Redeemed.................................................................         --             --           (29)           --
                                                                             --------    -----------   -----------   -----------
 Net Increase (Decrease)..................................................         --             --         1,462            --
                                                                             ========    ===========   ===========   ===========
UNIT ACTIVITY INITIAL CLASS
 Issued...................................................................      6,862            516         5,496         7,758
 Redeemed.................................................................       (624)        (6,730)       (7,906)       (7,387)
                                                                             --------    -----------   -----------   -----------
 Net Increase (Decrease)..................................................      6,238         (6,214)       (2,410)          371
                                                                             ========    ===========   ===========   ===========

-------

(a) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(b) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(c) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(d) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(e) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(f) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(g)   Units were made available for sale on September 18, 2009.
(h) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(i) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(j) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(l)   Units were made available for sale on May 24, 2010.
(m) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)


The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisor Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Fund has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

The Variable Account consists of the following Variable Investment Options:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------
American Century VP Mid Cap Value

AXA PREMIER VIP TRUST*
----------------------
AXA Aggressive Allocation
AXA Conservative Allocation
AXA Conservative-Plus Allocation
AXA Moderate Allocation
AXA Moderate-Plus Allocation
Multimanager Aggressive Equity
Multimanager Core Bond
Multimanager International Equity
Multimanager Large Cap Core Equity
Multimanager Large Cap Value
Multimanager Mid Cap Growth
Multimanager Mid Cap Value
Multimanager Multi-Sector Bond
Multimanager Small Cap Growth
Multimanager Small Cap Value
Multimanager Technology

DREYFUS STOCK INDEX FUND, INC.
------------------------------
Dreyfus Stock Index Fund, Inc.

EQ ADVISORS TRUST*
------------------
All Asset Allocation
AXA Balanced Strategy
AXA Conservative Growth Strategy
AXA Conservative Strategy
AXA Growth Strategy
AXA Moderate Growth Strategy
AXA Tactical Manager 400
AXA Tactical Manager 500
AXA Tactical Manager 2000
AXA Tactical Manager International
EQ/AllianceBernstein International
EQ/AllianceBernstein Small Cap Growth
EQ/BlackRock Basic Value Equity
EQ/BlackRock International Value
EQ/Boston Advisors Equity Income
EQ/Calvert Socially Responsible
EQ/Capital Guardian Growth
EQ/Capital Guardian Research
EQ/Common Stock Index
EQ/Core Bond Index
EQ/Equity 500 Index
EQ/Equity Growth PLUS
EQ/GAMCO Mergers & Acquisitions
EQ/GAMCO Small Company Value
EQ/Global Bond PLUS
EQ/Global Multi-Sector Equity
EQ/Intermediate Government Bond Index
EQ/International Core PLUS
EQ/International Growth
EQ/JPMorgan Value Opportunities
EQ/Large Cap Core PLUS
EQ/Large Cap Growth Index
EQ/Large Cap Growth PLUS

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

EQ/Large Cap Value Index
EQ/Large Cap Value PLUS
EQ/Lord Abbett Growth and Income
EQ/Lord Abbett Large Cap Core
EQ/Mid Cap Index
EQ/Mid Cap Value PLUS
EQ/Money Market
EQ/Montag & Caldwell Growth
EQ/Morgan Stanley Mid Cap Growth
EQ/PIMCO Ultra Short Bond
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/UBS Growth & Income
EQ/Van Kampen Comstock
EQ/Wells Fargo Advantage Omega Growth (5)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------
Fidelity(R) VIP Asset Manager Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio
Fidelity(R) VIP Growth & Income Portfolio
Fidelity(R) VIP Mid Cap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
Franklin Income Securities Fund
Franklin Rising Dividends Securities
Franklin Small Cap Value Securities
Franklin Strategic Income Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------
Goldman Sachs VIT Mid Cap Value Fund

INVESCO VARIABLE INSURANCE FUNDS
--------------------------------
Invesco V.I. Financial Services Fund (1)
Invesco V.I. Global Health Care Fund (2)
Invesco V.I. Global Real Estate Fund
Invesco V.I. International Growth Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund (3)
Invesco Van Kampen V.I. Global Value Equity Fund (4)

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
---------------------------------------
Ivy Funds VIP Energy
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Small Cap Growth

JANUS ASPEN SERIES
------------------
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Enterprise Portfolio
Janus Aspen Series Forty Portfolio
Janus Aspen Series Overseas Portfolio
Janus Aspen Series Perkins Mid Cap Value Portfolio
Janus Aspen Series Worldwide Portfolio

LAZARD FUNDS RETIREMENT SERIES, INC.
------------------------------------
Lazard Retirement Emerging Markets Equity Portfolio

MFS(R) VARIABLE INSURANCE TRUST
-------------------------------
MFS(R) International Value Portfolio
MFS(R) Investors Growth Stock Series
MFS(R) Investors Trust Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------
Oppenheimer Global Securities Fund/VA

PIMCO VARIABLE INSURANCE TRUST
------------------------------
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
PIMCO Variable Insurance Trust Real Return Portfolio
PIMCO Variable Insurance Trust Total Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
T. Rowe Price Equity Income

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
UIF Emerging Markets Debt Portfolio

VAN ECK EQUITY SERIES, INC.
---------------------------
Van Eck VIP Emerging Markets Fund
Van Eck VIP Global Bond Fund
Van Eck VIP Global Hard Assets Fund (6)


----------
(1)   Formerly known as AIM V.I. Financial Services
(2)   Formerly known as AIM V.I. Global Health Care
(3)   Formerly known as AIM V.I. Technology
(4)   Formerly known as The Universal Institutional Funds, Inc. Global Value
      Equity
(5)   Formerly known as EQ/Evergreen Omega
(6)   Formerly known as Van Eck Worldwide Hard Assets
* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 4 of these financial statements.
Note: On December 17, 2010 Franklin-Zero Coupon Fund - 2010 matured


Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

The amount retained by MONY America in the Variable Account arises principally from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account.

Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

In the normal course of business, the Funds which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Funds and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

Due to and Due From:

Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Investment Transactions and Investment Income:

Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and changes, including premium charges, as applicable and state premium taxes.

Transfers between funds including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Variable Account are classified as Level 1.


4. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Fund expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charge by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Funds and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Expenses and Related Party Transactions (Concluded)

1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the Advisors of each Portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Common Stock Index, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

Contract Distribution and Principal Underwriter:

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.


5. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:



                                                   PURCHASE           SALES
                                                --------------   --------------
ALL ASSET ALLOCATION.........................    $10,897,653      $14,984,874
AMERICAN CENTURY VP MID CAP VALUE............         24,230              678
AXA AGGRESSIVE ALLOCATION....................      3,635,433          650,095
AXA BALANCED STRATEGY........................      2,344,560          156,206
AXA CONSERVATIVE ALLOCATION..................      1,472,133        1,054,840
AXA CONSERVATIVE GROWTH STRATEGY.............        833,707          103,241
AXA CONSERVATIVE-PLUS ALLOCATION.............      1,951,326          455,621
AXA CONSERVATIVE STRATEGY....................        756,223          277,041
AXA GROWTH STRATEGY..........................      2,233,742          116,603
AXA MODERATE ALLOCATION......................      8,178,138        2,168,942
AXA MODERATE GROWTH STRATEGY.................      6,741,511          398,102
AXA MODERATE-PLUS ALLOCATION.................     11,926,154        2,014,802
AXA TACTICAL MANAGER 400.....................         59,718              336
AXA TACTICAL MANAGER 500.....................         32,000            1,660
AXA TACTICAL MANAGER 2000....................         27,370              112
AXA TACTICAL MANAGER INTERNATIONAL...........         32,140              387
DREYFUS STOCK INDEX FUND, INC................      2,489,607       15,283,108
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        661,884          608,893
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        403,397          162,147
EQ/BLACKROCK BASIC VALUE EQUITY..............      1,269,835          314,399
EQ/BLACKROCK INTERNATIONAL VALUE.............        839,898          250,222
EQ/BOSTON ADVISORS EQUITY INCOME.............      1,598,409        2,743,643
EQ/CALVERT SOCIALLY RESPONSIBLE..............        213,704          395,691
EQ/CAPITAL GUARDIAN GROWTH...................        121,772           50,118
EQ/CAPITAL GUARDIAN RESEARCH.................        820,377        1,167,379

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Purchases and Sales of Investments (Continued)


                                                             PURCHASE         SALES
                                                           ------------   ------------
EQ/COMMON STOCK INDEX...................................       931,881        271,582
EQ/CORE BOND INDEX......................................     5,439,894      6,861,016
EQ/EQUITY 500 INDEX.....................................     1,445,645        643,494
EQ/EQUITY GROWTH PLUS...................................     1,251,236      1,703,223
EQ/GAMCO MERGERS & ACQUISITIONS.........................       320,713         58,264
EQ/GAMCO SMALL COMPANY VALUE............................     8,487,585     14,957,654
EQ/GLOBAL BOND PLUS.....................................       425,823        162,295
EQ/GLOBAL MULTI-SECTOR EQUITY...........................     1,185,437        477,040
EQ/INTERMEDIATE GOVERNMENT BOND INDEX...................    10,483,324      2,437,856
EQ/INTERNATIONAL CORE PLUS..............................       274,175        106,374
EQ/INTERNATIONAL GROWTH.................................     2,187,978      4,123,499
EQ/JPMORGAN VALUE OPPORTUNITIES.........................       186,570         36,862
EQ/LARGE CAP CORE PLUS..................................       247,270          9,656
EQ/LARGE CAP GROWTH INDEX...............................       234,034         33,246
EQ/LARGE CAP GROWTH PLUS................................       177,577         57,699
EQ/LARGE CAP VALUE INDEX................................       123,380         27,682
EQ/LARGE CAP VALUE PLUS.................................       749,426        629,933
EQ/LORD ABBETT GROWTH AND INCOME........................     1,026,096      1,175,197
EQ/LORD ABBETT LARGE CAP CORE...........................       174,680         39,036
EQ/MID CAP INDEX........................................       721,454        660,946
EQ/MID CAP VALUE PLUS...................................     1,843,485      2,641,336
EQ/MONEY MARKET.........................................    13,755,222     18,803,826
EQ/MONTAG & CALDWELL GROWTH.............................     6,277,752     10,176,625
EQ/MORGAN STANLEY MID CAP GROWTH........................     1,907,175      2,073,962
EQ/PIMCO ULTRA SHORT BOND...............................     1,439,735      1,466,993
EQ/QUALITY BOND PLUS....................................     2,945,091      3,321,161
EQ/SMALL COMPANY INDEX..................................       644,782        551,891
EQ/T. ROWE PRICE GROWTH STOCK...........................     4,609,290      7,718,542
EQ/UBS GROWTH & INCOME..................................     2,150,596      3,295,540
EQ/VAN KAMPEN COMSTOCK..................................       329,594         15,090
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH...................       739,868         95,844
FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.................         6,970        104,337
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.................     3,234,836      5,321,779
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO...............       119,102         16,032
FIDELITY(R) VIP MID CAP PORTFOLIO.......................        77,744          3,638
FRANKLIN INCOME SECURITIES FUND.........................     1,364,372      1,234,419
FRANKLIN RISING DIVIDENDS SECURITIES....................       226,439        103,217
FRANKLIN SMALL CAP VALUE SECURITIES.....................        23,717            823
FRANKLIN STRATEGIC INCOME SECURITIES FUND...............        85,570          2,189
GOLDMAN SACHS VIT MID CAP VALUE FUND....................        47,981          1,832
INVESCO V.I. FINANCIAL SERVICES FUND....................        45,424         65,769
INVESCO V.I. GLOBAL HEALTH CARE FUND....................       111,966        139,453
INVESCO V.I. GLOBAL REAL ESTATE FUND....................        77,058            685
INVESCO V.I. INTERNATIONAL GROWTH FUND..................        66,020            310
INVESCO V.I. MID CAP CORE EQUITY FUND...................        18,757            569
INVESCO V.I. SMALL CAP EQUITY FUND......................        10,718            112
INVESCO V.I. TECHNOLOGY FUND............................        83,889         32,988
INVESCO VAN KAMPEN V.I. GLOBAL VALUE EQUITY FUND........       726,086        731,202
IVY FUNDS VIP ENERGY....................................        99,307         16,266
IVY FUNDS VIP MID CAP GROWTH............................       131,583          1,552
IVY FUNDS VIP SMALL CAP GROWTH..........................        36,012          2,753
JANUS ASPEN SERIES BALANCED PORTFOLIO...................     1,490,156      1,919,242
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO.................     1,232,466      2,538,716
JANUS ASPEN SERIES FORTY PORTFOLIO......................     1,991,822      3,445,770
JANUS ASPEN SERIES OVERSEAS PORTFOLIO...................     1,455,533      1,888,500

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Purchases and Sales of Investments (Concluded)


                                                                                   PURCHASE         SALES
                                                                                 ------------   ------------
JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO............................       89,977        202,552
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO........................................    1,675,218      2,741,534
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...........................      343,803            253
MFS(R) INTERNATIONAL VALUE PORTFOLIO..........................................      166,912         13,533
MFS(R) INVESTORS GROWTH STOCK SERIES..........................................        3,622            504
MFS(R) INVESTORS TRUST SERIES.................................................        1,142             75
MFS(R) UTILITIES SERIES.......................................................      311,578        466,234
MULTIMANAGER AGGRESSIVE EQUITY................................................      727,481         82,105
MULTIMANAGER CORE BOND........................................................    1,331,637        788,185
MULTIMANAGER INTERNATIONAL EQUITY.............................................      364,929         41,339
MULTIMANAGER LARGE CAP CORE EQUITY............................................      134,243         25,048
MULTIMANAGER LARGE CAP VALUE..................................................      381,083        293,959
MULTIMANAGER MID CAP GROWTH...................................................      120,634         46,485
MULTIMANAGER MID CAP VALUE....................................................      403,474         79,995
MULTIMANAGER MULTI-SECTOR BOND................................................      796,921        540,469
MULTIMANAGER SMALL CAP GROWTH.................................................    1,845,767      2,804,789
MULTIMANAGER SMALL CAP VALUE..................................................      223,573        118,951
MULTIMANAGER TECHNOLOGY.......................................................      372,294         74,332
MUTUAL SHARES SECURITIES FUND.................................................       56,584            698
OPPENHEIMER GLOBAL SECURITIES FUND/VA.........................................      336,454        345,149
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......      103,161            771
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO (UNHEDGED)...............      895,356        681,322
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..........................      310,960         38,521
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.........................    1,002,801         14,512
T. ROWE PRICE EQUITY INCOME...................................................       15,123            216
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..................................      155,586          2,084
TEMPLETON GLOBAL BOND SECURITIES FUND.........................................      437,935         23,122
TEMPLETON GROWTH SECURITIES FUND..............................................       14,532          1,866
UIF EMERGING MARKETS DEBT PORTFOLIO...........................................       28,858        168,742
VAN ECK VIP EMERGING MARKETS FUND.............................................      154,277        334,366
VAN ECK VIP GLOBAL BOND FUND..................................................      143,497         12,338
VAN ECK VIP GLOBAL HARD ASSETS FUND...........................................      376,708        310,278

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

--------------------------------------------------------------------------------
                       REMOVED PORTFOLIO               SURVIVING PORTFOLIO
--------------------------------------------------------------------------------
                                                       MULTIMANAGER AGGRESSIVE
 SEPTEMBER 17, 2010    MULTIMANAGER LARGE CAP GROWTH   EQUITY
--------------------------------------------------------------------------------
Shares - Class B      74,573                           53,114
--------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Continued)


------------------------------------------------------------------------------------------
                                  REMOVED PORTFOLIO             SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
Value - Class B                     $     7.72                     $    23.38
Net Assets Before Substitution      $  575,704                     $  666,101
Net Assets After Substitution       $       --                     $1,241,805
------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009                EQ/ARIEL APPRECIATION II      EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------
Shares - Class B                         7,996
Value - Class B                     $     9.40
Net Assets Before Merger            $   75,138
Net Assets After Merger             $       --
                                  EQ/LORD ABBETT MID CAP VALUE
Shares - Class A                       829,795
Value - Class A                     $     7.92
Shares - Class B                        35,942
Value - Class B                     $     7.93
Net Assets Before Merger            $6,855,423
Net Assets After Merger             $       --
                                    EQ/VAN KAMPEN REAL ESTATE
Shares - Class A                       773,946                       1,380,090
Value - Class A                     $     5.48                     $      7.83
Shares - Class B                        74,389                         164,869
Value - Class B                     $     5.48                     $      7.74
Net Assets Before Merger            $4,647,161                     $   508,419
Net Assets After Merger             $       --                     $12,086,141
------------------------------------------------------------------------------------------
                                  EQ/AXA ROSENBERG VALUE
SEPTEMBER 11, 2009                LONG/SHORT EQUITY             EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------
Shares - Class B                         4,054
Value - Class B                     $     8.60
Net Assets Before Merger            $   34,863
Net Assets After Merger             $       --
                                   EQ/SHORT DURATION BOND
Shares - Class A                        47,022                         165,609
Value - Class A                     $     9.12                     $      9.95
Shares - Class B                        24,453                         289,264
Value - Class B                     $     9.13                     $      9.95
Net Assets Before Merger            $  651,952                     $ 3,839,148
Net Assets After Merger             $       --                     $ 4,525,963
------------------------------------------------------------------------------------------
                                                                MULTIMANAGER AGGRESSIVE
 SEPTEMBER 18, 2009               MULTIMANAGER HEALTH CARE      EQUITY
------------------------------------------------------------------------------------------
Shares - Class B                        38,024                          23,372
Value - Class B                     $     9.02                     $     21.67
Net Assets Before Merger            $  343,049                     $   163,393
Net Assets After Merger             $       --                     $   506,442
------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND      EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------
Shares - Class B            2,501,391                               1,139,303
Value - Class B            $     3.99                             $      9.19
Net Assets Before Merger   $9,992,021                             $   474,932
Net Assets After Merger    $       --                             $10,466,953
---------------------------------------------------------------------------------------------
                                                                  EQ/INTERMEDIATE GOVERNMENT
SEPTEMBER 25, 2009          EQ/GOVERNMENT SECURITIES              BOND INDEX
---------------------------------------------------------------------------------------------
Shares - Class A               756,495                               837,608
Value - Class A             $    10.81                            $     9.76
Net Assets Before Merger    $8,173,956                            $       --
Net Assets After Merger     $       --                            $8,173,956
---------------------------------------------------------------------------------------------
SEPTEMBER 25, 2009         EQ/LONG TERM BOND                      EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------
Shares - Class A               656,660
Value - Class A            $     12.74
Shares - Class B                22,034
Value - Class B            $     12.74
Net Assets Before Merger   $ 8,646,016
Net Assets After Merger    $        --
                           EQ/BOND INDEX
Shares - Class A             1,363,679                              3,206,054
Value - Class A            $     10.44                            $      9.62
Shares - Class B                    --                                120,822
Value - Class B            $        --                            $      9.62
Net Assets Before Merger   $14,242,177                            $ 9,132,207
Net Assets After Merger    $         -                            $32,020,400
---------------------------------------------------------------------------------------------

7. Contractowner Charges

Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net assets of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies.

PREMIUM CHARGE: This charge is deducted from each premium payment and ranges from a low of 0% to a high of 12%.

MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net assets of the Variable Investment Options, and ranges from a low of 0% to a high of 1.75%. The Incentive Life Legacy, Incentive Life Legacy II, and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)

COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

MEDICAL UNDERWRITING CHARGE: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

GUARANTEED ISSUE CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

REINSTATEMENT FEE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

CHARGE FOR STATE AND LOCAL TAX EXPENSE: This charge is a percentage of each premium paid and varies by state.

CHARGE FOR FEDERAL TAX EXPENSE: This charge is 1.25% of each premium paid.

RIDERS: The charge for any optional benefits elected by the Contractowner are deducted monthly from the fund value.


8. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2010, 2009, 2008, 2007 and 2006 are presented respectively in the same table. The expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to Contractowners within each Variable Investment Option.

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.



                                                                       AT DECEMBER 31,
                                              ------------------------------------------------------------------
                                                                            UNITS
                                                                         OUTSTANDING
                                              ------------------------------------------------------------------
                                                  2010          2009          2008          2007         2006
                                              -----------   -----------   -----------   -----------   ----------
All Asset Allocation.........................  3,526,149     3,853,803     4,220,622     4,557,493    4,911,337
American Century VP Mid Cap Value............        236            --            --            --           --
AXA Aggressive Allocation (j)................    191,264       173,559       110,148        47,874        1,604
AXA Balanced Strategy (aq)...................     22,865         2,439            --            --           --
AXA Conservative Allocation(j)...............     68,111        56,245        30,961         1,251            7
AXA Conservative Growth Strategy (aq)........      7,113           296            --            --           --
AXA Conservative-Plus Allocation (j).........    137,416        89,606        32,872        12,493           54
AXA Conservative Strategy (aq)...............      4,981           571            --            --           --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                    AT DECEMBER 31,
                                                        ------------------------------------------------------------------------
                                                                                         UNITS
                                                                                      OUTSTANDING
                                                        ------------------------------------------------------------------------
                                                            2010           2009           2008           2007           2006
                                                        ------------   ------------   ------------   ------------   ------------
AXA Growth Strategy (aq)...............................     22,660          2,943             --             --             --
AXA Moderate Allocation (j)............................    484,702        425,025        253,104         74,700          1,805
AXA Moderate Growth Strategy (aq)......................     65,733          6,335             --             --             --
AXA Moderate-Plus Allocation (j).......................    815,478        702,241        479,102        176,828          4,162
AXA Tactical Manager 400 (av)..........................        565             --             --             --             --
AXA Tactical Manager 500 (av)..........................        303             --             --             --             --
AXA Tactical Manager 2000 (av).........................        267             --             --             --             --
AXA Tactical Manager International (av)................        310             --             --             --             --
Dreyfus Stock Index Fund, Inc..........................  1,976,534      2,947,295      3,395,551      4,239,431      5,170,800
EQ/AllianceBernstein International (h) (j).............     83,500        121,221        311,841        196,408        434,580
EQ/AllianceBernstein Small Cap Growth (j) (o)..........     54,068         56,375         54,133         55,464             50
EQ/BlackRock Basic Value Equity (j) (v)................     67,780         67,562         64,235         56,733             50
EQ/BlackRock International Value (b) (j)...............    240,496        238,704        406,057        592,484        631,868
EQ/Boston Advisors Equity Income (w)...................  1,072,939      1,193,049      1,428,805      2,046,743        816,030
EQ/Calvert Socially Responsible (a)....................    178,999        206,593        214,648        222,571        221,898
EQ/Capital Guardian Growth (j) (x).....................     22,324         22,469         25,897        580,146            236
EQ/Capital Guardian Research (l) (y) (z)...............    338,084        380,013        367,531        438,622        180,664
EQ/Common Stock Index (j) (n)..........................     39,165         37,851         31,699         30,314            594
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  2,543,534      2,765,053        675,319      2,395,611      1,045,020
EQ/Equity 500 Index (j)................................     34,731         26,585         19,703          7,835            330
EQ/Equity Growth PLUS..................................    740,378        794,475        886,553        957,530      1,050,337
EQ/GAMCO Mergers & Acquisitions........................      4,482          2,555          2,076          1,448            167
EQ/GAMCO Small Company Value...........................  1,679,573      1,872,176      2,103,985      2,332,537      2,561,256
EQ/Global Bond PLUS (j)................................      8,198          6,262          4,191            868             96
EQ/Global Multi-Sector Equity (i) (j)..................     58,117         61,334         55,479         48,048         43,675
EQ/Intermediate Government Bond Index (ai) (at)........  1,003,858        545,599          1,935            614             --
EQ/International Core PLUS (j).........................      5,571          4,307          1,988            615             15
EQ/International Growth................................    888,308      1,036,589      1,155,158      1,259,597      1,270,605
EQ/JPMorgan Value Opportunities (j)....................      4,051          1,936          1,232            393             15
EQ/Large Cap Core PLUS (j).............................      2,985            572            431            123              6
EQ/Large Cap Growth Index (j)..........................      9,839          7,362          3,981          1,151             21
EQ/Large Cap Growth PLUS (j)...........................      3,091          2,398          1,780            640             34
EQ/Large Cap Value Index (j)...........................      5,201          3,603          1,861            710             88
EQ/Large Cap Value PLUS (j) (p) (u)....................    419,761        427,092        496,854        691,063            616
EQ/Lord Abbett Growth and Income (d) (j)...............    464,114        485,434        492,785        508,655        494,366
EQ/Lord Abbett Large Cap Core (j)......................      3,396          2,253            857            252             13
EQ/Mid Cap Index (e) (j) (aa)..........................    189,901        202,727        201,024        199,167        172,176
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............    882,615        965,418          2,679          1,590            162
EQ/Money Market (g)....................................  1,333,398      1,801,160      3,915,407      4,660,253      5,079,812
EQ/Montag & Caldwell Growth............................  4,129,753      4,523,992      4,583,153      4,939,826      5,252,258
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........    596,579        635,250        714,513        796,240             11
EQ/PIMCO Ultra Short Bond (an) (ao)....................    326,958        358,570        351,371        309,572        673,529
EQ/Quality Bond PLUS ( j) (au).........................    425,735        495,872          3,649            808             25
EQ/Small Company Index (j) (ad)........................    574,937        590,202        353,160        562,134            193
EQ/T. Rowe Price Growth Stock (k)......................  2,301,257      2,513,219      2,912,759      2,872,427      3,151,474
EQ/UBS Growth & Income.................................  1,255,131      1,372,538      1,457,557      1,578,496      1,671,667
EQ/Van Kampen Comstock (j).............................      5,235          1,990          1,251            501             56
EQ/Wells Fargo Advantage Omega Growth (j)..............      8,082          2,297            657            238              1
Fidelity(R) VIP Asset Manager Portfolio................        400          7,809          4,295         14,985         12,798
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........  1,641,199      1,811,655      2,598,682      2,888,470      2,328,768
Fidelity(R) VIP Growth & Income Portfolio..............     44,643         35,765         49,124        146,987         97,655
Fidelity(R) VIP Mid Cap Portfolio......................        689             --             --             --             --
Franklin Income Securities Fund (af) (ag) (ah).........    462,291        485,583        629,033        868,311         91,299
Franklin Rising Dividends Securities...................     41,920         41,207         41,255         39,654         40,481
Franklin Small Cap Value Securities (av)...............        242             --             --             --             --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                       AT DECEMBER 31,
                                                               ----------------------------------------------------------------
                                                                                            UNITS
                                                                                         OUTSTANDING
                                                               ----------------------------------------------------------------
                                                                   2010         2009         2008         2007         2006
                                                               ------------ ------------ ------------ ------------ ------------
Franklin Strategic Income Securities Fund (av)................        809           --           --           --           --
Goldman Sachs VIT Mid Cap Value Fund (av).....................        497           --           --           --           --
Invesco V.I. Financial Services Fund..........................     26,715       29,976       25,596       25,386       24,344
Invesco V.I. Global Health Care Fund..........................     48,622       50,853       50,599       57,410       57,268
Invesco V.I. Global Real Estate Fund (av).....................        716           --           --           --           --
Invesco V.I. International Growth Fund (av)...................        623           --           --           --           --
Invesco V.I. Mid Cap Core Equity Fund (av)....................        183           --           --           --           --
Invesco V.I. Small Cap Equity Fund (av).......................        105           --           --           --           --
Invesco V.I. Technology Fund..................................     23,846       19,650       12,600       17,425       16,469
Invesco Van Kampen Global Value Equity Fund...................     43,455       44,657      121,007      117,454      113,258
IVY Funds VIP Energy (av).....................................        926           --           --           --           --
IVY Funds VIP Mid Cap Growth (av).............................      1,219           --           --           --           --
IVY Funds VIP Small Cap Growth (av)...........................        330           --           --           --           --
Janus Aspen Series Balanced Portfolio.........................    531,051      571,900      579,791      625,165      645,782
Janus Aspen Series Enterprise Portfolio.......................  1,316,799    1,467,413    1,645,010    1,776,494    2,083,663
Janus Aspen Series Forty Portfolio............................  1,382,769    1,509,543    1,768,231    1,929,057    2,127,930
Janus Aspen Series Overseas Portfolio.........................    318,013      336,722      389,552      555,876      651,565
Janus Aspen Series Perkins Mid Cap Value Portfolio............     81,923       89,627      103,502      208,859      153,489
Janus Aspen Series Worldwide Portfolio........................  1,329,587    1,475,788    1,561,988    1,673,999    1,740,735
Lazard Retirement Emerging Markets Equity Portfolio (av)            3,104           --           --           --           --
MFS(R) International Value Portfolio (av).....................      1,574           --           --           --           --
MFS(R) Investors Growth Stock Series (av).....................         32           --           --           --           --
MFS(R) Investors Trust Series (av)............................         12           --           --           --           --
MFS(R) Utilities Series.......................................     53,770       61,756       66,328       80,073       80,528
Multimanager Aggressive Equity ( j) (ap) (aw).................     16,560        7,531        1,387          418           81
Multimanager Core Bond (j)....................................    620,373      622,186      900,691        1,527          178
Multimanager International Equity (j).........................      6,261        4,615        2,823          950           34
Multimanager Large Cap Core Equity (j)........................      1,548          733          483          250           25
Multimanager Large Cap Value (j)..............................    505,169      532,550      810,414        1,658          206
Multimanager Mid Cap Growth (j)...............................      2,069        1,628        1,192          505           27
Multimanager Mid Cap Value (j)................................      5,886        3,619        2,942          798          103
Multimanager Multi-Sector Bond (c) ( j).......................     93,772       95,782      102,664       98,629       94,562
Multimanager Small Cap Growth (m).............................    777,774      854,760      924,600    1,027,039    1,096,115
Multimanager Small Cap Value (j)..............................      2,425        1,800          899          490           16
Multimanager Technology (j)...................................      5,413        3,790        2,416          790           24
Mutual Shares Securities Fund (av)............................        560           --           --           --           --
Oppenheimer Global Securities Fund/VA.........................    100,409      101,692      102,359       98,572       94,092
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................        893           --           --           --           --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................    178,392      176,156      190,619      177,748      173,114
PIMCO Variable Insurance Trust Real Return Portfolio (av)           2,531           --           --           --           --
PIMCO Variable Insurance Trust Total Return Portfolio (av)          9,104           --           --           --           --
T. Rowe Price Equity Income (av)..............................        158           --           --           --           --
Templeton Developing Markets Securities Fund (av).............      1,491           --           --           --           --
Templeton Global Bond Securities Fund (av)....................      3,996           --           --           --           --
Templeton Growth Securities Fund (av).........................        122           --           --           --           --
UIF Emerging Markets Debt Portfolio...........................      6,870       13,275       23,296       25,554       25,575
Van Eck VIP Emerging Markets Fund.............................     89,235       99,485      119,925      229,915      268,288
Van Eck VIP Global Bond Fund..................................     12,198        5,960       12,174        7,400       18,401
Van Eck VIP Global Hard Assets Fund...........................     10,901       11,849       11,478       25,882       43,644

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                AT DECEMBER 31,
                                                        -----------------------------------------------------------------
                                                                                   UNIT VALUE
                                                                               LOWEST TO HIGHEST
                                                        -----------------------------------------------------------------
                                                                2010                     2009                2008
                                                        -------------------   ---------------------  --------------------
All Asset Allocation................................... $14.03  to $24.78      $12.20  to $21.72      $9.68   to $17.35
American Century VP Mid Cap Value......................            106.72                     --                     --
AXA Aggressive Allocation (j)..........................   8.59  to 144.93        7.66  to 128.17       6.06   to 100.70
AXA Balanced Strategy (aq).............................            111.97                 101.74                     --
AXA Conservative Allocation(j).........................  10.64  to 131.35        9.99  to 122.45       9.16   to 111.49
AXA Conservative Growth Strategy (aq)..................            110.78                 101.49                     --
AXA Conservative-Plus Allocation (j)...................  10.07  to 134.11        9.30  to 122.96       8.19   to 107.46
AXA Conservative Strategy (aq).........................            108.15                 100.81                     --
AXA Growth Strategy (aq)...............................            114.36                 102.40                     --
AXA Moderate Allocation (j)............................   9.72  to 141.78        8.91  to 128.99       7.68   to 110.24
AXA Moderate Growth Strategy (aq)......................            113.12                 102.03
AXA Moderate-Plus Allocation (j).......................   9.22  to 145.92        8.33  to 130.81       6.88   to 107.26
AXA Tactical Manager 400 (av)..........................            106.93                     --                     --
AXA Tactical Manager 500 (av)..........................            104.00                     --                     --
AXA Tactical Manager 2000 (av).........................            105.76                     --                     --
AXA Tactical Manager International (av)................            105.04                     --                     --
Dreyfus Stock Index Fund, Inc..........................   9.40  to  16.46        8.25  to  14.33       6.58   to  11.34
EQ/AllianceBernstein International (h) (j).............  11.12  to 112.82                  10.55                   8.28
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  13.76  to 205.77       10.34  to 154.43       7.63   to 113.82
EQ/BlackRock Basic Value Equity (j) (v)................  14.01  to 258.94       12.52  to 230.61       9.64   to 177.01
EQ/BlackRock International Value (b) (j)...............             15.68                  14.75                  11.29
EQ/Boston Advisors Equity Income (w)...................  12.01  to 119.67       10.46  to 103.43       9.45   to  92.72
EQ/Calvert Socially Responsible (a)....................   7.82  to  90.37        6.99  to  80.31       5.36   to  61.36
EQ/Capital Guardian Growth (j) (x).....................             78.84                  69.81                  52.31
EQ/Capital Guardian Research (l) (y) (z)...............  11.54  to 136.67       10.02  to 118.02       7.66   to  89.78
EQ/Common Stock Index (j) (n)..........................             96.85                  83.59                  65.14
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  13.72  to 126.76       12.98  to 119.83      12.66   to 116.70
EQ/Equity 500 Index (j)................................            105.01                  91.81                  72.94
EQ/Equity Growth PLUS..................................  11.20  to 165.32        9.79  to 143.43       7.72   to 112.22
EQ/GAMCO Mergers & Acquisitions........................            135.51                 123.62                 105.99
EQ/GAMCO Small Company Value...........................  43.94  to  64.41       33.12  to  48.93      23.42   to  34.85
EQ/Global Bond PLUS (j)................................            127.62                 120.05                 117.74
EQ/Global Multi-Sector Equity (i) (j)..................  27.99  to 216.87       25.15  to 194.58      16.79   to 129.67
EQ/Intermediate Government Bond Index (ai) (at)........  13.07  to 115.59                 110.91                 113.49
EQ/International Core PLUS (j).........................            139.91                 128.10                  94.65
EQ/International Growth................................  15.29  to  21.43       13.30  to  18.78       9.69   to  13.79
EQ/JPMorgan Value Opportunities (j)....................            162.02                 144.25                 109.02
EQ/Large Cap Core PLUS (j).............................            105.47                  92.37                  73.01
EQ/Large Cap Growth Index (j)..........................             89.44                  77.13                  56.63
EQ/Large Cap Growth PLUS (j)...........................            189.68                 165.73                 122.89
EQ/Large Cap Value Index (j)...........................             63.43                  55.34                  46.45
EQ/Large Cap Value PLUS (j) (p) (u)....................   9.82  to 115.48        8.73  to 102.48       7.26   to  85.09
EQ/Lord Abbett Growth and Income (d) (j)...............  12.80  to 114.16       10.91  to  97.18       9.24   to  82.28
EQ/Lord Abbett Large Cap Core (j)......................            131.24                 115.16                  91.75
EQ/Mid Cap Index (e) (j) (aa)..........................  14.81  to 131.57       11.79  to 104.63       8.66   to  76.78
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............  13.76  to 198.04                 161.72                 119.04
EQ/Money Market (g)....................................  10.98  to  11.43       11.05  to  11.42      11.10   to  11.38
EQ/Montag & Caldwell Growth............................   9.33  to  10.06        8.68  to   9.29       6.74   to   7.16
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  13.41  to 182.78       10.15  to 138.16       6.47   to  87.96
EQ/PIMCO Ultra Short Bond (an) (ao)....................  13.41  to  13.77       13.35  to  13.62      12.40   to  12.60
EQ/Quality Bond PLUS ( j) (au).........................  17.69  to 161.43                 151.95                 143.26
EQ/Small Company Index (j) (ad)........................  18.11  to 178.81       14.41  to 142.12      11.44   to 112.68
EQ/T. Rowe Price Growth Stock (k)......................  13.33  to  22.40       11.45  to  19.39       8.03   to  13.70
EQ/UBS Growth & Income.................................   9.75  to 123.85        8.69  to 109.54       6.61   to  82.71
EQ/Van Kampen Comstock (j).............................            110.93                  96.28                  74.98
EQ/Wells Fargo Advantage Omega Growth (j)..............            128.76                 109.78                  78.25
Fidelity(R) VIP Asset Manager Portfolio................             14.45                  12.64                   9.79



                                                                  AT DECEMBER 31,
                                                        -----------------------------------
                                                                    UNIT VALUE
                                                                LOWEST TO HIGHEST
                                                        -----------------------------------
                                                              2007               2006
                                                        ----------------  -----------------
All Asset Allocation................................... $13.90 to $25.11  $13.30 to $24.20
American Century VP Mid Cap Value......................               --                --
AXA Aggressive Allocation (j)..........................  10.04 to 165.60            155.98
AXA Balanced Strategy (aq).............................               --                --
AXA Conservative Allocation(j).........................  10.38 to 125.29            118.42
AXA Conservative Growth Strategy (aq)..................               --                --
AXA Conservative-Plus Allocation (j)...................  10.24 to 133.37            126.43
AXA Conservative Strategy (aq).........................               --                --
AXA Growth Strategy (aq)...............................               --                --
AXA Moderate Allocation (j)............................  10.24 to 145.96            137.35
AXA Moderate Growth Strategy (aq)......................
AXA Moderate-Plus Allocation (j).......................  10.17 to 157.21            147.77
AXA Tactical Manager 400 (av)..........................               --                --
AXA Tactical Manager 500 (av)..........................               --                --
AXA Tactical Manager 2000 (av).........................               --                --
AXA Tactical Manager International (av)................               --                --
Dreyfus Stock Index Fund, Inc..........................  10.53 to  18.02   10.08 to  17.12
EQ/AllianceBernstein International (h) (j).............            16.75             14.96
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  13.80 to 205.66            176.25
EQ/BlackRock Basic Value Equity (j) (v)................  15.25 to 279.01            275.76
EQ/BlackRock International Value (b) (j)...............            19.76             17.89
EQ/Boston Advisors Equity Income (w)...................  14.06 to 136.96   13.66 to 132.07
EQ/Calvert Socially Responsible (a)....................   9.84 to 112.02    8.82 to  99.90
EQ/Capital Guardian Growth (j) (x).....................            87.78             83.22
EQ/Capital Guardian Research (l) (y) (z)...............  12.75 to 148.80   11.60 to 146.37
EQ/Common Stock Index (j) (n)..........................           115.89            111.99
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  13.91 to 128.15   13.51 to 124.29
EQ/Equity 500 Index (j)................................           116.38            110.89
EQ/Equity Growth PLUS..................................  13.03 to 187.95   11.51 to 164.80
EQ/GAMCO Mergers & Acquisitions........................           123.00            118.92
EQ/GAMCO Small Company Value...........................  33.77 to  50.64   30.90 to  46.68
EQ/Global Bond PLUS (j)................................           110.57            101.15
EQ/Global Multi-Sector Equity (i) (j)..................  39.42 to 304.02   27.78 to 214.07
EQ/Intermediate Government Bond Index (ai) (at)........           149.27                --
EQ/International Core PLUS (j).........................           171.65            148.97
EQ/International Growth................................  16.23 to  23.27   13.97 to  20.17
EQ/JPMorgan Value Opportunities (j)....................           181.02            183.24
EQ/Large Cap Core PLUS (j).............................           116.64            112.28
EQ/Large Cap Growth Index (j)..........................            88.85             77.95
EQ/Large Cap Growth PLUS (j)...........................           198.96            172.08
EQ/Large Cap Value Index (j)...........................           107.28            114.04
EQ/Large Cap Value PLUS (j) (p) (u)....................  12.78 to 150.30            157.30
EQ/Lord Abbett Growth and Income (d) (j)...............  14.59 to 129.70   14.11 to 125.34
EQ/Lord Abbett Large Cap Core (j)......................           132.91            120.09
EQ/Mid Cap Index (e) (j) (aa)..........................  17.09 to 151.40   15.84 to 140.14
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............           196.96            200.16
EQ/Money Market (g)....................................  10.92 to  11.12   10.48 to  10.59
EQ/Montag & Caldwell Growth............................  10.12 to  10.67    8.44 to   8.83
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  12.29 to 166.98            136.41
EQ/PIMCO Ultra Short Bond (an) (ao)....................  12.97 to  13.13   11.68 to  11.78
EQ/Quality Bond PLUS ( j) (au).........................           153.30            146.64
EQ/Small Company Index (j) (ad)........................  17.38 to 171.06            174.25
EQ/T. Rowe Price Growth Stock (k)......................  13.89 to  23.88   12.96 to  22.44
EQ/UBS Growth & Income.................................  11.10 to 137.92   11.06 to 136.33
EQ/Van Kampen Comstock (j).............................           118.91            121.96
EQ/Wells Fargo Advantage Omega Growth (j)..............           108.08             97.08
Fidelity(R) VIP Asset Manager Portfolio................            13.74             11.89

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                           -------------------------------------------------------
                                                                                 UNIT VALUE
                                                                              LOWEST TO HIGHEST
                                                           -------------------------------------------------------
                                                                 2010                 2009             2008
                                                           -------------------- ---------------- -----------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........... 14.37  to  16.42     12.36 to  14.01    9.18 to  10.32
Fidelity(R) VIP Growth & Income Portfolio.................            11.20                9.75              7.67
Fidelity(R) VIP Mid Cap Portfolio.........................           113.34                 --                --
Franklin Income Securities Fund (af) (ag) (ah)............ 10.74  to  16.75      9.53 to  14.92    7.03 to  11.04
Franklin Rising Dividends Securities...................... 14.95  to 108.47               12.43             10.63
Franklin Small Cap Value Securities (av)..................           106.81                 --                --
Franklin Strategic Income Securities Fund (av)............           105.24                 --                --
Goldman Sachs VIT Mid Cap Value Fund (av).................           108.47                 --                --
Invesco V.I. Financial Services Fund......................  6.54  to   6.65      5.95 to   6.02    4.68 to   4.73
Invesco V.I. Global Health Care Fund...................... 13.27  to  14.30     12.64 to  13.58    9.94 to  10.63
Invesco V.I. Global Real Estate Fund (av).................           111.53                 --                --
Invesco V.I. International Growth Fund (av)...............           110.41                 --                --
Invesco V.I. Mid Cap Core Equity Fund (av)................           105.14                 --                --
Invesco V.I. Small Cap Equity Fund (av)...................           109.49                 --                --
Invesco V.I. Technology Fund.............................. 11.13  to  14.75      9.21 to  12.16    5.87 to   7.73
Invesco Van Kampen Global Value Equity Fund............... 12.20  to  14.52     11.00 to  13.13    9.48 to  11.36
IVY Funds VIP Energy (av).................................           114.48                 --                --
IVY Funds VIP Mid Cap Growth (av).........................           115.78                 --                --
IVY Funds VIP Small Cap Growth (av).......................           113.53                 --                --
Janus Aspen Series Balanced Portfolio..................... 15.96  to  16.75     14.84 to  15.51   11.87 to  12.36
Janus Aspen Series Enterprise Portfolio...................  8.74  to  13.79      6.94 to  11.04    4.80 to   7.68
Janus Aspen Series Forty Portfolio........................ 10.51  to  11.27      9.92 to  10.56    6.83 to   7.21
Janus Aspen Series Overseas Portfolio..................... 25.20  to  32.85     20.11 to  26.37   11.20 to  14.78
Janus Aspen Series Perkins Mid Cap Value Portfolio........            17.70               15.34             11.54
Janus Aspen Series Worldwide Portfolio....................  6.77  to   8.83      5.89 to   7.63    4.31 to   5.54
Lazard Retirement Emerging Markets Equity Portfolio (av)             114.04                 --                --
MFS(R) International Value Portfolio (av).................           106.86                 --                --
MFS(R) Investors Growth Stock Series (av).................           105.80                 --                --
MFS(R) Investors Trust Series (av)........................           102.73                 --                --
MFS(R) Utilities Series................................... 26.62  to  29.93     23.48 to  26.30   17.68 to  19.74
Multimanager Aggressive Equity ( j) (ap) (aw).............            87.39               74.30             54.13
Multimanager Core Bond (j)................................           154.18              145.18            134.03
Multimanager International Equity (j).....................           193.73              181.13            139.42
Multimanager Large Cap Core Equity (j)....................           153.99              138.05            104.18
Multimanager Large Cap Value (j)..........................           168.15              148.60            120.96
Multimanager Mid Cap Growth (j)...........................           205.79              162.19            114.40
Multimanager Mid Cap Value (j)............................           172.21              137.87             95.50
Multimanager Multi-Sector Bond (c) ( j)................... 13.16  to 123.50     12.35 to 115.82   11.28 to 105.63
Multimanager Small Cap Growth (m)......................... 12.18  to  13.62      9.61 to  10.67    7.20 to   7.93
Multimanager Small Cap Value (j)..........................           202.76              162.86            128.82
Multimanager Technology (j)...............................           214.70              182.41            115.13
Mutual Shares Securities Fund (av)........................           103.00                 --                --
Oppenheimer Global Securities Fund/VA.....................            20.14               17.46             12.58
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...................................           124.21                 --                --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)................................................            20.52               18.44             15.83
PIMCO Variable Insurance Trust Real Return Portfolio (av)            105.13                 --                --
PIMCO Variable Insurance Trust Total Return Portfolio (av)           104.64                 --                --
T. Rowe Price Equity Income (av)..........................           102.60                 --                --
Templeton Developing Markets Securities Fund (av).........           113.63                 --                --
Templeton Global Bond Securities Fund (av)................           105.16                 --                --
Templeton Growth Securities Fund (av).....................           104.38                 --                --
UIF Emerging Markets Debt Portfolio.......................            23.37               21.29             16.35
Van Eck VIP Emerging Markets Fund.........................            24.11               19.01              8.92
Van Eck VIP Global Bond Fund..............................            20.52               19.33             18.24
Van Eck VIP Global Hard Assets Fund.......................            52.47               40.60             25.77



                                                                       AT DECEMBER 31,
                                                           --------------------------------------
                                                                        UNIT VALUE
                                                                     LOWEST TO HIGHEST
                                                           --------------------------------------
                                                                2007                  2006
                                                           ---------------    -------------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)........... 16.12  to  17.96     13.82  to  15.27
Fidelity(R) VIP Growth & Income Portfolio.................            13.15                11.73
Fidelity(R) VIP Mid Cap Portfolio.........................              --                   --
Franklin Income Securities Fund (af) (ag) (ah)............  9.99  to  15.75                15.24
Franklin Rising Dividends Securities......................            14.64                15.09
Franklin Small Cap Value Securities (av)..................              --                   --
Franklin Strategic Income Securities Fund (av)............              --                   --
Goldman Sachs VIT Mid Cap Value Fund (av).................              --                   --
Invesco V.I. Financial Services Fund...................... 11.59  to  11.65     14.95  to  14.98
Invesco V.I. Global Health Care Fund...................... 13.97  to  14.90     12.53  to  13.32
Invesco V.I. Global Real Estate Fund (av).................              --                   --
Invesco V.I. International Growth Fund (av)...............              --                   --
Invesco V.I. Mid Cap Core Equity Fund (av)................              --                   --
Invesco V.I. Small Cap Equity Fund (av)...................              --                   --
Invesco V.I. Technology Fund.............................. 10.61  to  13.92      9.89  to  12.93
Invesco Van Kampen Global Value Equity Fund............... 15.84  to  19.05     14.86  to  17.92
IVY Funds VIP Energy (av).................................              --                   --
IVY Funds VIP Mid Cap Growth (av).........................              --                   --
IVY Funds VIP Small Cap Growth (av).......................              --                   --
Janus Aspen Series Balanced Portfolio..................... 14.22  to  14.74     12.96  to  13.38
Janus Aspen Series Enterprise Portfolio...................  8.52  to  13.75      6.98  to  11.35
Janus Aspen Series Forty Portfolio........................ 12.32  to  12.92      9.06  to   9.43
Janus Aspen Series Overseas Portfolio..................... 23.39  to  31.04     18.23  to  24.33
Janus Aspen Series Perkins Mid Cap Value Portfolio........            16.01                14.93
Janus Aspen Series Worldwide Portfolio....................  7.85  to  10.01      7.22  to   9.13
Lazard Retirement Emerging Markets Equity Portfolio (av)                --                   --
MFS(R) International Value Portfolio (av).................              --                   --
MFS(R) Investors Growth Stock Series (av).................              --                   --
MFS(R) Investors Trust Series (av)........................              --                   --
MFS(R) Utilities Series................................... 28.47  to  31.68     22.34  to  24.77
Multimanager Aggressive Equity ( j) (ap) (aw).............           101.51                91.14
Multimanager Core Bond (j)................................           130.81               123.10
Multimanager International Equity (j).....................           264.21               235.00
Multimanager Large Cap Core Equity (j)....................           172.31               164.10
Multimanager Large Cap Value (j)..........................           193.37               186.58
Multimanager Mid Cap Growth (j)...........................           202.77               181.19
Multimanager Mid Cap Value (j)............................           149.14               149.00
Multimanager Multi-Sector Bond (c) ( j)................... 14.76  to 138.09     14.32  to 133.89
Multimanager Small Cap Growth (m)......................... 12.53  to  13.70     12.18  to  13.21
Multimanager Small Cap Value (j)..........................           207.32               229.95
Multimanager Technology (j)...............................           217.54               184.01
Mutual Shares Securities Fund (av)........................              --                   --
Oppenheimer Global Securities Fund/VA.....................            21.15                20.01
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...................................              --                   --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)................................................            16.02                14.65
PIMCO Variable Insurance Trust Real Return Portfolio (av)               --                   --
PIMCO Variable Insurance Trust Total Return Portfolio (av)              --                   --
T. Rowe Price Equity Income (av)..........................              --                   --
Templeton Developing Markets Securities Fund (av).........              --                   --
Templeton Global Bond Securities Fund (av)................              --                   --
Templeton Growth Securities Fund (av).....................              --                   --
UIF Emerging Markets Debt Portfolio.......................            19.23                18.05
Van Eck VIP Emerging Markets Fund.........................            25.32                18.40
Van Eck VIP Global Bond Fund..............................            17.60                16.04
Van Eck VIP Global Hard Assets Fund.......................            47.84                32.91

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                  NET ASSETS
                                                                                   (000'S)
                                                        --------------------------------------------------------------
                                                           2010         2009         2008         2007         2006
                                                        ----------   ----------   ----------   ----------   ----------
All Asset Allocation...................................  $70,737      $68,155      $60,021      $94,408      $98,759
American Century VP Mid Cap Value......................       25           --           --           --           --
AXA Aggressive Allocation (j)..........................   17,566       13,231        6,742        4,233          242
AXA Balanced Strategy (aq).............................    2,560          248           --           --           --
AXA Conservative Allocation(j).........................    2,497        2,091          846          135            1
AXA Conservative Growth Strategy (aq)..................      788           30           --           --           --
AXA Conservative-Plus Allocation (j)...................    5,286        3,638        1,566          633            7
AXA Conservative Strategy (aq).........................      539           58           --           --           --
AXA Growth Strategy (aq)...............................    2,591          301           --           --           --
AXA Moderate Allocation (j)............................   27,881       20,681        9,312        4,417          244
AXA Moderate Growth Strategy (aq)......................    7,436          646           --           --           --
AXA Moderate-Plus Allocation (j).......................   57,417       44,094       23,098       13,149          610
AXA Tactical Manager 400 (av)..........................       60           --           --           --           --
AXA Tactical Manager 500 (av)..........................       31           --           --           --           --
AXA Tactical Manager 2000 (av).........................       28           --           --           --           --
AXA Tactical Manager International (av)................       33           --           --           --           --
Dreyfus Stock Index Fund, Inc..........................   24,281       34,285       31,914       64,956       77,325
EQ/AllianceBernstein International (h) (j).............    3,107        2,977        3,517        3,947        6,526
EQ/AllianceBernstein Small Cap Growth (j) (o)..........    2,040        1,320          766          977            9
EQ/BlackRock Basic Value Equity (j) (v)................    3,293        1,998        1,127        1,188           14
EQ/BlackRock International Value (b) (j)...............    5,520        4,619        5,200       12,274       11,357
EQ/Boston Advisors Equity Income (w)...................   16,769       15,939       17,102       36,559       12,264
EQ/Calvert Socially Responsible (a)....................    1,385        1,403        1,113        2,111        1,869
EQ/Capital Guardian Growth (j) (x).....................      554          421          303        7,763           19
EQ/Capital Guardian Research (l) (y) (z)...............    3,936        3,779        2,766        5,194        2,098
EQ/Common Stock Index (j) (n)..........................    3,629        2,528        1,249        1,199           46
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........   36,766       36,859        9,495       34,384       14,462
EQ/Equity 500 Index (j)................................    3,647        2,441        1,437          912           16
EQ/Equity Growth PLUS..................................   10,655        9,741        7,990       13,369       12,186
EQ/GAMCO Mergers & Acquisitions........................      608          316          220          178           20
EQ/GAMCO Small Company Value...........................   76,969       64,123       51,202       82,005       83,200
EQ/Global Bond PLUS (j)................................    1,046          752          493           96           10
EQ/Global Multi-Sector Equity (i) (j)..................    5,699        4,464        2,186        3,093        1,345
EQ/Intermediate Government Bond Index (ai) (at)........   16,654        8,368          239           71           --
EQ/International Core PLUS (j).........................      779          552          188          106            2
EQ/International Growth................................   17,185       17,016       13,652       24,711       21,606
EQ/JPMorgan Value Opportunities (j)....................      449          258          118           71            3
EQ/Large Cap Core PLUS (j).............................      315           53           31           14            1
EQ/Large Cap Growth Index (j)..........................      880          568          225          102            2
EQ/Large Cap Growth PLUS (j)...........................      586          397          219          127            6
EQ/Large Cap Value Index (j)...........................      330          199           86           76           10
EQ/Large Cap Value PLUS (j) (p) (u)....................    7,871        6,949        6,103       13,308           97
EQ/Lord Abbett Growth and Income (d) (j)...............    6,685        5,851        4,952        7,917        7,381
EQ/Lord Abbett Large Cap Core (j)......................      446          259           79           34            2
EQ/Mid Cap Index (e) (j) (aa)..........................    4,645        3,673        2,399        4,010        2,867
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............   13,903       12,238          319          313           32
EQ/Money Market (g)....................................   18,744       23,763       47,430       52,636       54,255
EQ/Montag & Caldwell Growth............................   49,095       49,539       39,026       62,655       55,109
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........   11,000        8,519        6,039       12,622            1
EQ/PIMCO Ultra Short Bond (an) (ao)....................    6,081        6,077        4,947        4,140        7,933
EQ/Quality Bond PLUS ( j) (au).........................    9,613       10,401          404          124            4
EQ/Small Company Index (j) (ad)........................    7,530        5,965        3,109        6,166           33
EQ/T. Rowe Price Growth Stock (k)......................   38,615       36,231       29,281       51,422       52,829
EQ/UBS Growth & Income.................................   15,479       14,919       11,901       21,376       22,392
EQ/Van Kampen Comstock (j).............................      581          192           94           60            7
EQ/Wells Fargo Advantage Omega Growth (j)..............    1,041          252           51           26            0
Fidelity(R) VIP Asset Manager Portfolio................        6           99           42          206          152

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                  AT DECEMBER 31,
                                                               -----------------------------------------------------
                                                                                    NET ASSETS
                                                                                      (000'S)
                                                               -----------------------------------------------------
                                                                 2010       2009       2008       2007        2006
                                                               --------   --------   --------   --------   ---------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...............  26,505     24,927     26,507     51,385     35,263
Fidelity(R) VIP Growth & Income Portfolio.....................     508        349        377      1,933      1,145
Fidelity(R) VIP Mid Cap Portfolio.............................      78         --         --         --         --
Franklin Income Securities Fund (af) (ag) (ah)................   7,296      6,792      6,099     10,844      1,391
Franklin Rising Dividends Securities..........................     737        512        439        580        611
Franklin Small Cap Value Securities (av)......................      26         --         --         --         --
Franklin Strategic Income Securities Fund (av)................      85         --         --         --         --
Goldman Sachs VIT Mid Cap Value Fund (av).....................      54         --         --         --         --
Invesco V.I. Financial Services Fund..........................     175        179        120        295        365
Invesco V.I. Global Health Care Fund..........................     654        648        506        810        725
Invesco V.I. Global Real Estate Fund (av).....................      80         --         --         --         --
Invesco V.I. International Growth Fund (av)...................      69         --         --         --         --
Invesco V.I. Mid Cap Core Equity Fund (av)....................      19         --         --         --         --
Invesco V.I. Small Cap Equity Fund (av).......................      12         --         --         --         --
Invesco V.I. Technology Fund..................................     277        181         75        200        175
Invesco Van Kampen Global Value Equity Fund...................     553        513      1,169      1,896      1,719
IVY Funds VIP Energy (av).....................................     106         --         --         --         --
IVY Funds VIP Mid Cap Growth (av).............................     141         --         --         --         --
IVY Funds VIP Small Cap Growth (av)...........................      37         --         --         --         --
Janus Aspen Series Balanced Portfolio.........................   8,807      8,782      7,110      9,151      8,588
Janus Aspen Series Enterprise Portfolio.......................  13,557     12,019      9,274     17,758     16,816
Janus Aspen Series Forty Portfolio............................  17,601     18,028     14,263     14,592     22,225
Janus Aspen Series Overseas Portfolio.........................   9,440      7,966      5,082     27,804     13,185
Janus Aspen Series Perkins Mid Cap Value Portfolio............   1,450      1,375      1,195      3,343      2,291
Janus Aspen Series Worldwide Portfolio........................  11,487     11,037      8,499     16,486     15,712
Lazard Retirement Emerging Markets Equity Portfolio (av)           354         --         --         --         --
MFS(R) International Value Portfolio (av).....................     168         --         --         --         --
MFS(R) Investors Growth Stock Series (av).....................       3         --         --         --         --
MFS(R) Investors Trust Series (av)............................       1         --         --         --         --
MFS(R) Utilities Series.......................................   1,506      1,521      1,236      2,422      1,913
Multimanager Aggressive Equity ( j) (ap) (aw).................   1,447        560         75         42          7
Multimanager Core Bond (j)....................................   8,603      7,901      9,961        200         22
Multimanager International Equity (j).........................   1,213        836        394        251          8
Multimanager Large Cap Core Equity (j)........................     238        101         50         43          4
Multimanager Large Cap Value (j)..............................   5,237      4,589      5,220        320         39
Multimanager Mid Cap Growth (j)...............................     426        264        136        102          5
Multimanager Mid Cap Value (j)................................   1,014        499        281        119         15
Multimanager Multi-Sector Bond (c) ( j).......................   2,308      1,970      1,723      1,932      1,455
Multimanager Small Cap Growth (m).............................  13,400     11,393      9,070     17,055     17,426
Multimanager Small Cap Value (j)..............................     492        293        116        102          4
Multimanager Technology (j)...................................   1,162        692        278        172          4
Mutual Shares Securities Fund (av)............................      58         --         --         --         --
Oppenheimer Global Securities Fund/VA.........................   2,022      1,776      1,287      2,085      1,882
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................     111         --         --         --         --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................   3,590      3,188      2,964      2,801      2,495
PIMCO Variable Insurance Trust Real Return Portfolio (av)          266         --         --         --         --
PIMCO Variable Insurance Trust Total Return Portfolio (av)         953         --         --         --         --
T. Rowe Price Equity Income (av)..............................      16         --         --         --         --
Templeton Developing Markets Securities Fund (av).............     169         --         --         --         --
Templeton Global Bond Securities Fund (av)....................     420         --         --         --         --
Templeton Growth Securities Fund (av).........................      13         --         --         --         --
UIF Emerging Markets Debt Portfolio...........................     161        283        381        491        462
Van Eck VIP Emerging Markets Fund.............................   2,152      1,891      1,069      5,821      4,936
Van Eck VIP Global Bond Fund..................................     250        115        222        130        295
Van Eck VIP Global Hard Assets Fund...........................     667        481        296      1,238      1,437

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)

----------
(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e)   EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
      2006.
(f)   EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
      2006.
(g) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(h) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(i) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(j)   Units were made available for sale on September 8, 2006.
(k) EQ/T. Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(l) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(m) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(n) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(o) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(p) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(q) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(r) EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(s) Fidelity VIP(R) Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007.
(t) Fidelity VIP(R) Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007.
(u) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(w) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(x) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(y) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(z) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(aa) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(ab) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ac) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(ad) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ae) EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(af) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(ah) Franklin Income Securities Fund was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(ai)  Units were made available for sale on April 27, 2007.
(aj)  Units were made available for sale on August 17, 2007.
(ak) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(an) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(ao) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ap) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)
(aq)  Units were made available for sale on September 18, 2009.
(ar) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(as) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(at) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(au) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(av)  Units were made available for sale on May 24, 2010.
(aw) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        --------------------------------------------------------------
                                                                                  INVESTMENT
                                                                                INCOME RATIO*
                                                        --------------------------------------------------------------
                                                           2010         2009         2008         2007         2006
                                                        ----------   ----------   ----------   ----------   ----------
All Asset Allocation................................... 1.43 %       2.05 %       2.19 %       3.54 %       2.80 %
American Century VP Mid Cap Value......................  2.68          --           --           --           --
AXA Aggressive Allocation (j)..........................  1.71         1.17         2.26         4.95         8.78
AXA Balanced Strategy (aq).............................  2.26         3.76          --           --           --
AXA Conservative Allocation(j).........................  2.52         3.00         8.59         8.06         1.19
AXA Conservative Growth Strategy (aq)..................  2.55         4.43          --           --           --
AXA Conservative-Plus Allocation (j)...................  2.31         2.56         4.92         7.25        17.16
AXA Conservative Strategy (aq).........................  2.91         5.07          --           --           --
AXA Growth Strategy (aq)...............................  1.98         2.55          --           --           --
AXA Moderate Allocation (j)............................  2.30         1.81         5.41         7.01        10.12
AXA Moderate Growth Strategy (aq)......................  1.94         2.68          --           --           --
AXA Moderate-Plus Allocation (j).......................  1.87         1.61         3.17         5.52         9.44
AXA Tactical Manager 400 (av)..........................   --           --           --           --           --
AXA Tactical Manager 500 (av)..........................  1.04          --           --           --           --
AXA Tactical Manager 2000 (av).........................  0.13          --           --           --           --
AXA Tactical Manager International (av)................  2.41          --           --           --           --
Dreyfus Stock Index Fund, Inc..........................  1.65         2.09         2.07         1.68         1.69
EQ/AllianceBernstein International (h) (j).............  2.38         2.46         3.09         1.19         1.32
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  0.02         0.09         0.01          --           --
EQ/BlackRock Basic Value Equity (j) (v)................  1.54         2.97         2.07         4.69         4.29
EQ/BlackRock International Value (b) (j)...............  1.00         1.90         2.22         2.19         1.62
EQ/Boston Advisors Equity Income (w)...................  2.45         2.50         2.15         4.67         1.83
EQ/Calvert Socially Responsible (a)....................  0.05         0.49         0.44         0.45          --
EQ/Capital Guardian Growth (j) (x).....................  0.55         0.51         0.14          --          0.17
EQ/Capital Guardian Research (l) (y) (z)...............  1.03         1.51         1.11         2.53         0.83
EQ/Common Stock Index (j) (n)..........................  1.41         2.07         2.35         2.23         3.68
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  2.37         5.87         3.00        10.85         4.49
EQ/Equity 500 Index (j)................................  1.53         2.20         2.39         2.67         5.16
EQ/Equity Growth PLUS..................................  0.29         0.88         0.96         0.18         0.16
EQ/GAMCO Mergers & Acquisitions........................   --           --          0.57         1.06         8.41
EQ/GAMCO Small Company Value...........................  0.34         0.41         0.54         0.41         0.85
EQ/Global Bond PLUS (j)................................  2.95         0.82        23.25         4.33         0.20
EQ/Global Multi-Sector Equity (i) (j)..................  1.27         1.50         0.26          --          0.59
EQ/Intermediate Government Bond Index (ai) (at)........  1.84         4.32         4.97        12.26          --
EQ/International Core PLUS (j).........................  1.97         4.04         2.29          .75         2.89
EQ/International Growth................................  0.85         1.14         0.94         0.53         0.80
EQ/JPMorgan Value Opportunities (j)....................  1.64         1.81         3.19         3.02         7.22
EQ/Large Cap Core PLUS (j).............................  2.03         5.05         0.70         3.32         4.18
EQ/Large Cap Growth Index (j)..........................  1.09         2.62         0.25          --           --
EQ/Large Cap Growth PLUS (j)...........................  0.41         1.52         0.17          .89          --
EQ/Large Cap Value Index (j)...........................  1.77        11.22         2.14          --           --
EQ/Large Cap Value PLUS (j) (p) (u)....................  1.36         2.19         2.99        16.16         4.36
EQ/Lord Abbett Growth and Income (d) (j)...............  0.71         1.00         1.72         1.37         0.79
EQ/Lord Abbett Large Cap Core (j)......................  0.44         0.83         1.47         1.76         3.14
EQ/Mid Cap Index (e) (j) (aa)..........................  0.95         1.37         1.11          --          0.26
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............  1.25         1.25         1.67         1.82          .92
EQ/Money Market (g)....................................  0.07         0.22         2.35         4.84         4.61
EQ/Montag & Caldwell Growth............................  0.56         0.39         0.19         0.20         0.19
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  0.35          --           --          2.89         0.22
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.40         1.14         2.58         1.99         2.85
EQ/Quality Bond PLUS ( j) (au)......................... 10.24         8.56         6.30        10.47         1.30
EQ/Small Company Index (j) (ad)........................  1.24         1.53         0.88        10.09         2.35
EQ/T. Rowe Price Growth Stock (k)......................   --           --           --          0.07          --
EQ/UBS Growth & Income.................................  0.72         0.83         1.21         0.78         0.76
EQ/Van Kampen Comstock (j).............................  1.87         1.74         2.98         3.00         3.89
EQ/Wells Fargo Advantage Omega Growth (j)..............  0.01         0.26         0.84          --           --
Fidelity(R) VIP Asset Manager Portfolio................  0.25         2.62         0.77         6.13         3.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                        AT DECEMBER 31,
                                                                   ---------------------------------------------------------
                                                                                          INVESTMENT
                                                                                         INCOME RATIO*
                                                                   ---------------------------------------------------------
                                                                      2010        2009        2008        2007        2006
                                                                   ---------   ---------   ---------   ---------   ---------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...................     1.00        1.18        0.93        1.02        1.22
Fidelity(R) VIP Growth & Income Portfolio.........................     0.87        1.04        0.54        2.19        0.92
Fidelity(R) VIP Mid Cap Portfolio.................................     0.34         --          --          --          --
Franklin Income Securities Fund (af) (ag) (ah)....................     6.69        8.57        5.48        1.79        3.58
Franklin Rising Dividends Securities..............................     1.55        1.44        1.81        2.29        1.11
Franklin Small Cap Value Securities (av)..........................     0.06         --          --          --          --
Franklin Strategic Income Securities Fund (av)....................     0.01         --          --          --          --
Goldman Sachs VIT Mid Cap Value Fund (av).........................     0.76         --          --          --          --
Invesco V.I. Financial Services Fund..............................     0.10        3.66        2.68        1.79        1.66
Invesco V.I. Global Health Care Fund..............................      --         0.36         --          --          --
Invesco V.I. Global Real Estate Fund (av).........................     6.86         --          --          --          --
Invesco V.I. Global International Growth Fund (av)................     1.46         --          --          --          --
Invesco V.I. Mid Cap Core Equity Fund (av)........................     0.34         --          --          --          --
Invesco V.I. Small Cap Equity Fund (av)...........................      --          --          --          --          --
Invesco V.I. Technology Fund......................................      --          --          --          --          --
Invesco Van Kampen Global Value Equity Fund.......................     1.92        4.56        2.72        2.06        1.54
IVY Funds VIP Energy (av).........................................      --          --          --          --          --
IVY Funds VIP Mid Cap Growth (av).................................      --          --          --          --          --
IVY Funds VIP Small Cap Growth (av)...............................      --          --          --          --          --
Janus Aspen Series Balanced Portfolio.............................     2.81        3.06        2.65        2.59        2.18
Janus Aspen Series Enterprise Portfolio...........................     0.07         --         0.25         .21         --
Janus Aspen Series Forty Portfolio................................     0.34        0.04        0.02         .34         .34
Janus Aspen Series Overseas Portfolio.............................     0.60        0.48        1.18         .54        1.98
Janus Aspen Series Perkins Mid Cap Value Portfolio................     0.49        0.33        0.32        1.52        1.00
Janus Aspen Series Worldwide Portfolio............................     0.61        1.44        0.49         .75        1.77
Lazard Retirement Emerging Markets Equity Portfolio (av)..........     3.04         --          --          --          --
MFS(R) International Value Portfolio (av).........................      --          --          --          --          --
MFS(R) Investors Growth Stock Series (av).........................      --          --          --          --          --
MFS(R) Investors Trust Series (av)................................      --          --          --          --          --
MFS(R) Utilities Series...........................................     3.16        4.81        1.48         .96        1.94
Multimanager Aggressive Equity ( j) (ap)(aw)......................     0.64        0.21        0.47         --          --
Multimanager Core Bond (j)........................................     3.01        3.66        5.25        3.84         .77
Multimanager International Equity (j).............................     3.38        1.91        2.49        1.36        1.22
Multimanager Large Cap Core Equity (j)............................     0.42        1.71        0.78         .82        1.01
Multimanager Large Cap Value (j)..................................     1.13        1.70        1.87        2.01        1.39
Multimanager Mid Cap Growth (j)...................................      --          --          --          --          --
Multimanager Mid Cap Value (j)....................................     1.00        3.24        0.80         --          --
Multimanager Multi-Sector Bond (c) ( j)...........................     2.81        4.82       10.67        8.69        7.15
Multimanager Small Cap Growth (m).................................      --          --          --          --          --
Multimanager Small Cap Value (j)..................................     0.17        1.20        0.33         .57         .73
Multimanager Technology (j).......................................      --          --          --          --          --
Mutual Shares Securities Fund (av)................................     0.44         --          --          --          --
Oppenheimer Global Securities Fund/VA.............................     1.20        1.92        1.27        1.12         .80
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................    11.32         --          --          --          --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................     4.56        2.89        3.37        2.98        3.33
PIMCO Variable Insurance Trust Real Return Portfolio (av).........     2.88         --          --          --          --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........     5.85         --          --          --          --
T. Rowe Price Equity Income (av)..................................     1.64         --          --          --          --
Templeton Developing Markets Securities Fund (av).................     0.02         --          --          --          --
Templeton Global Bond Securities Fund (av)........................     0.01         --          --          --          --
Templeton Growth Securities Fund (av).............................      --          --          --          --          --
UIF Emerging Markets Debt Portfolio...............................     3.63        6.96        7.11        7.35        9.5
Van Eck VIP Emerging Markets Fund.................................     0.60        0.15         --          .45         .58
Van Eck VIP Global Bond Fund......................................     3.14        4.11        2.94        6.24        8.12
Van Eck VIP Global Hard Assets Fund...............................     0.41        0.28        0.30         .11         .06

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                        AT DECEMBER 31,
                                                        ------------------------------------------------
                                                                        EXPENSE RATIO**
                                                                       LOWEST TO HIGHEST
                                                        ------------------------------------------------
                                                            2010            2009             2008
                                                        -------------- ---------------  ----------------
All Asset Allocation................................... 0.00  to 0.75%  0.00  to 0.75%   0.00  to 0.75%
American Century VP Mid Cap Value......................          0.00              --               --
AXA Aggressive Allocation (j).......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Balanced Strategy (aq).............................          0.00            0.00               --
AXA Conservative Allocation(j)......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Conservative Growth Strategy (aq)..................          0.00            0.00               --
AXA Conservative-Plus Allocation (j)................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Conservative Strategy (aq).........................          0.00            0.00               --
AXA Growth Strategy (aq)...............................          0.00            0.00               --
AXA Moderate Allocation (j)............................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Moderate Growth Strategy (aq)......................          0.00            0.00
AXA Moderate-Plus Allocation (j)....................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
AXA Tactical Manager 400 (av)..........................          0.00              --               --
AXA Tactical Manager 500 (av)..........................          0.00              --               --
AXA Tactical Manager 2000 (av).........................          0.00              --               --
AXA Tactical Manager International (av)................          0.00              --               --
Dreyfus Stock Index Fund, Inc.......................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/AllianceBernstein International (h) (j).............          0.00            0.00             0.00
EQ/AllianceBernstein Small Cap Growth (j) (o).......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/BlackRock Basic Value Equity (j) (v)................ 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/BlackRock International Value (b) (j)...............          0.00            0.00             0.00
EQ/Boston Advisors Equity Income (w)................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Calvert Socially Responsible (a).................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Capital Guardian Growth (j) (x).....................          0.00            0.00             0.00
EQ/Capital Guardian Research (l) (y) (z)............... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Common Stock Index (j) (n)..........................          0.00            0.00             0.00
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as)......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Equity 500 Index (j)................................          0.00            0.00             0.00
EQ/Equity Growth PLUS.................................. 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/GAMCO Mergers & Acquisitions........................          0.00            0.00             0.00
EQ/GAMCO Small Company Value........................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Global Bond PLUS (j)................................          0.00            0.00             0.00
EQ/Global Multi-Sector Equity (i) (j).................. 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Intermediate Government Bond Index (ai) (at)........ 0.00  to 0.75            0.00             0.00
EQ/International Core PLUS (j).........................          0.00            0.00             0.00
EQ/International Growth................................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/JPMorgan Value Opportunities (j)....................          0.00            0.00             0.00
EQ/Large Cap Core PLUS (j).............................          0.00            0.00             0.00
EQ/Large Cap Growth Index (j)..........................          0.00            0.00             0.00
EQ/Large Cap Growth PLUS (j)...........................          0.00            0.00             0.00
EQ/Large Cap Value Index (j)...........................          0.00            0.00             0.00
EQ/Large Cap Value PLUS (j) (p) (u).................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Lord Abbett Growth and Income (d) (j)............... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Lord Abbett Large Cap Core (j)......................          0.00            0.00             0.00
EQ/Mid Cap Index (e) (j) (aa).......................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............          0.00   0.00  to 0.35             0.00
EQ/Money Market (g).................................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Montag & Caldwell Growth............................ 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae).......... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/PIMCO Ultra Short Bond (an) (ao).................... 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/Quality Bond PLUS ( j) (au)......................... 0.00  to 0.75            0.00             0.00
EQ/Small Company Index (j) (ad)........................ 0.00  to 0.35   0.00  to 0.35    0.00  to 0.35
EQ/T. Rowe Price Growth Stock (k)...................... 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/UBS Growth & Income................................. 0.00  to 0.75   0.00  to 0.75    0.00  to 0.75
EQ/Van Kampen Comstock (j).............................          0.00            0.00             0.00
EQ/Wells Fargo Advantage Omega Growth (j)..............          0.00            0.00             0.00
Fidelity(R) VIP Asset Manager Portfolio................          0.00            0.00             0.00



                                                                AT DECEMBER 31,
                                                        --------------------------------
                                                                EXPENSE RATIO**
                                                               LOWEST TO HIGHEST
                                                        --------------------------------
                                                             2007            2006
                                                        --------------- ----------------
All Asset Allocation...................................  0.00  to 0.75%  0.00  to 0.75%
American Century VP Mid Cap Value......................             --              --
AXA Aggressive Allocation (j)..........................  0.00  to 0.75              --
AXA Balanced Strategy (aq).............................             --              --
AXA Conservative Allocation(j).........................  0.00  to 0.75              --
AXA Conservative Growth Strategy (aq)..................             --              --
AXA Conservative-Plus Allocation (j)...................  0.00  to 0.75              --
AXA Conservative Strategy (aq).........................             --              --
AXA Growth Strategy (aq)...............................             --              --
AXA Moderate Allocation (j)............................  0.00  to 0.75              --
AXA Moderate Growth Strategy (aq)......................                             --
AXA Moderate-Plus Allocation (j).......................  0.00  to 0.75              --
AXA Tactical Manager 400 (av)..........................             --              --
AXA Tactical Manager 500 (av)..........................             --              --
AXA Tactical Manager 2000 (av).........................             --              --
AXA Tactical Manager International (av)................             --              --
Dreyfus Stock Index Fund, Inc..........................  0.00  to 0.75   0.00  to 0.75
EQ/AllianceBernstein International (h) (j).............           0.00              --
EQ/AllianceBernstein Small Cap Growth (j) (o)..........  0.00  to 0.35              --
EQ/BlackRock Basic Value Equity (j) (v)................  0.00  to 0.35              --
EQ/BlackRock International Value (b) (j)...............           0.00              --
EQ/Boston Advisors Equity Income (w)...................  0.00  to 0.75   0.00  to 0.75
EQ/Calvert Socially Responsible (a)....................  0.00  to 0.75   0.00  to 0.75
EQ/Capital Guardian Growth (j) (x).....................           0.00              --
EQ/Capital Guardian Research (l) (y) (z)...............  0.00  to 0.75   0.00  to 0.60
EQ/Common Stock Index (j) (n)..........................           0.00              --
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  0.00  to 0.35   0.00  to 0.35
EQ/Equity 500 Index (j)................................           0.00              --
EQ/Equity Growth PLUS..................................  0.00  to 0.75   0.00  to 0.75
EQ/GAMCO Mergers & Acquisitions........................           0.00              --
EQ/GAMCO Small Company Value...........................  0.00  to 0.75   0.00  to 0.75
EQ/Global Bond PLUS (j)................................           0.00              --
EQ/Global Multi-Sector Equity (i) (j)..................  0.00  to 0.35   0.00  to 0.35
EQ/Intermediate Government Bond Index (ai) (at)........           0.00              --
EQ/International Core PLUS (j).........................           0.00              --
EQ/International Growth................................  0.00  to 0.75   0.00  to 0.75
EQ/JPMorgan Value Opportunities (j)....................           0.00              --
EQ/Large Cap Core PLUS (j).............................           0.00              --
EQ/Large Cap Growth Index (j)..........................           0.00              --
EQ/Large Cap Growth PLUS (j)...........................           0.00              --
EQ/Large Cap Value Index (j)...........................           0.00              --
EQ/Large Cap Value PLUS (j) (p) (u)....................  0.00  to 0.35              --
EQ/Lord Abbett Growth and Income (d) (j)...............  0.00  to 0.35   0.00  to 0.35
EQ/Lord Abbett Large Cap Core (j)......................           0.00              --
EQ/Mid Cap Index (e) (j) (aa)..........................  0.00  to 0.35   0.00  to 0.35
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............           0.00              --
EQ/Money Market (g)....................................  0.00  to 0.75   0.00  to 0.75
EQ/Montag & Caldwell Growth............................  0.00  to 0.75   0.00  to 0.75
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........  0.00  to 0.35              --
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.00  to 0.35   0.00  to 0.35
EQ/Quality Bond PLUS ( j) (au).........................           0.00              --
EQ/Small Company Index (j) (ad)........................  0.00  to 0.35              --
EQ/T. Rowe Price Growth Stock (k)......................  0.00  to 0.75   0.00  to 0.75
EQ/UBS Growth & Income.................................  0.00  to 0.75   0.00  to 0.75
EQ/Van Kampen Comstock (j).............................           0.00              --
EQ/Wells Fargo Advantage Omega Growth (j)..............           0.00              --
Fidelity(R) VIP Asset Manager Portfolio................           0.00              --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                   AT DECEMBER 31,
                                                                   ----------------------------------------------
                                                                                   EXPENSE RATIO**
                                                                                  LOWEST TO HIGHEST
                                                                   ----------------------------------------------
                                                                        2010           2009             2008
                                                                   -------------- --------------- ---------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)................... 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Fidelity(R) VIP Growth & Income Portfolio.........................          0.00            0.00            0.00
Fidelity(R) VIP Mid Cap Portfolio.................................          0.00             --              --
Franklin Income Securities Fund (af) (ag) (ah).................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Franklin Rising Dividends Securities.............................. 0.00  to 0.35            0.35            0.35
Franklin Small Cap Value Securities (av)..........................          0.00             --              --
Franklin Strategic Income Securities Fund (av)....................          0.00             --              --
Goldman Sachs VIT Mid Cap Value Fund (av).........................          0.00             --              --
Invesco V.I. Financial Services Fund.............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Health Care Fund.............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Real Estate Fund (av).........................          0.00             --              --
Invesco V.I. International Growth Fund (av).......................          0.00             --              --
Invesco V.I. Mid Cap Core Equity Fund (av)........................          0.00             --              --
Invesco V.I. Small Cap Equity Fund (av)...........................          0.00             --              --
Invesco V.I. Technology Fund...................................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Invesco Van Kampen Global Value Equity Fund....................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
IVY Funds VIP Energy (av).........................................          0.00             --              --
IVY Funds VIP Mid Cap Growth (av).................................          0.00             --              --
IVY Funds VIP Small Cap Growth (av)...............................          0.00             --              --
Janus Aspen Series Balanced Portfolio............................. 0.35  to 0.75   0.35  to 0.75   0.35  to 0.75
Janus Aspen Series Enterprise Portfolio........................... 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Forty Portfolio................................ 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Overseas Portfolio............................. 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Janus Aspen Series Perkins Mid Cap Value Portfolio................          0.00            0.00            0.00
Janus Aspen Series Worldwide Portfolio............................ 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Lazard Retirement Emerging Markets Equity Portfolio (av)..........          0.00             --              --
MFS(R) International Value Portfolio (av).........................          0.00             --              --
MFS(R) Investors Growth Stock Series (av).........................          0.00             --              --
MFS(R) Investors Trust Series (av)................................          0.00             --              --
MFS(R) Utilities Series........................................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Multimanager Aggressive Equity ( j) (ap)(aw)......................          0.00            0.00            0.00
Multimanager Core Bond (j)........................................          0.00            0.00            0.00
Multimanager International Equity (j).............................          0.00            0.00            0.00
Multimanager Large Cap Core Equity (j)............................          0.00            0.00            0.00
Multimanager Large Cap Value (j)..................................          0.00            0.00            0.00
Multimanager Mid Cap Growth (j)...................................          0.00            0.00            0.00
Multimanager Mid Cap Value (j)....................................          0.00            0.00            0.00
Multimanager Multi-Sector Bond (c) ( j)........................... 0.00  to 0.35   0.00  to 0.35   0.00  to 0.35
Multimanager Small Cap Growth (m)................................. 0.00  to 0.75   0.00  to 0.75   0.00  to 0.75
Multimanager Small Cap Value (j)..................................          0.00            0.00            0.00
Multimanager Technology (j).......................................          0.00            0.00            0.00
Mutual Shares Securities Fund (av)................................          0.00             --              --
Oppenheimer Global Securities Fund/VA.............................          0.35            0.35            0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................          0.00             --              --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................          0.35            0.35            0.35
PIMCO Variable Insurance Trust Real Return Portfolio (av).........          0.00             --              --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........          0.00             --              --
T. Rowe Price Equity Income (av)..................................          0.00             --              --
Templeton Developing Markets Securities Fund (av).................          0.00             --              --
Templeton Global Bond Securities Fund (av)........................          0.00             --              --
Templeton Growth Securities Fund (av).............................          0.00             --              --
UIF Emerging Markets Debt Portfolio...............................          0.00            0.00            0.00
Van Eck VIP Emerging Markets Fund.................................          0.00            0.00            0.00
Van Eck VIP Global Bond Fund......................................          0.00            0.00            0.00
Van Eck VIP Global Hard Assets Fund...............................          0.00            0.00            0.00



                                                                          AT DECEMBER 31,
                                                                   ------------------------------
                                                                          EXPENSE RATIO**
                                                                         LOWEST TO HIGHEST
                                                                   ------------------------------
                                                                        2007           2006
                                                                   -------------- ---------------
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)................... 0.00  to 0.75   0.00  to 0.75
Fidelity(R) VIP Growth & Income Portfolio.........................          0.00             --
Fidelity(R) VIP Mid Cap Portfolio.................................           --              --
Franklin Income Securities Fund (af) (ag) (ah).................... 0.00  to 0.35            0.35
Franklin Rising Dividends Securities..............................          0.35            0.35
Franklin Small Cap Value Securities (av)..........................           --              --
Franklin Strategic Income Securities Fund (av)....................           --              --
Goldman Sachs VIT Mid Cap Value Fund (av).........................           --              --
Invesco V.I. Financial Services Fund.............................. 0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Health Care Fund.............................. 0.00  to 0.35   0.00  to 0.35
Invesco V.I. Global Real Estate Fund (av).........................           --              --
Invesco V.I. International Growth Fund (av).......................           --              --
Invesco V.I. Mid Cap Core Equity Fund (av)........................           --              --
Invesco V.I. Small Cap Equity Fund (av)...........................           --              --
Invesco V.I. Technology Fund...................................... 0.00  to 0.35   0.00  to 0.35
Invesco Van Kampen Global Value Equity Fund....................... 0.00  to 0.35   0.00  to 0.35
IVY Funds VIP Energy (av).........................................           --              --
IVY Funds VIP Mid Cap Growth (av).................................           --              --
IVY Funds VIP Small Cap Growth (av)...............................           --              --
Janus Aspen Series Balanced Portfolio............................. 0.35  to 0.75   0.35  to 0.75
Janus Aspen Series Enterprise Portfolio........................... 0.00  to 0.75   0.00  to 0.75
Janus Aspen Series Forty Portfolio................................ 0.00  to 0.75   0.00  to 0.35
Janus Aspen Series Overseas Portfolio............................. 0.00  to 0.35   0.00  to 0.75
Janus Aspen Series Perkins Mid Cap Value Portfolio................          0.00             --
Janus Aspen Series Worldwide Portfolio............................ 0.00  to 0.75   0.00  to 0.75
Lazard Retirement Emerging Markets Equity Portfolio (av)..........           --              --
MFS(R) International Value Portfolio (av).........................           --              --
MFS(R) Investors Growth Stock Series (av).........................           --              --
MFS(R) Investors Trust Series (av)................................           --              --
MFS(R) Utilities Series........................................... 0.00  to 0.35   0.00  to 0.35
Multimanager Aggressive Equity ( j) (ap)(aw)......................          0.00             --
Multimanager Core Bond (j)........................................          0.00             --
Multimanager International Equity (j).............................          0.00             --
Multimanager Large Cap Core Equity (j)............................          0.00             --
Multimanager Large Cap Value (j)..................................          0.00             --
Multimanager Mid Cap Growth (j)...................................          0.00             --
Multimanager Mid Cap Value (j)....................................          0.00             --
Multimanager Multi-Sector Bond (c) ( j)........................... 0.00  to 0.35   0.00  to 0.35
Multimanager Small Cap Growth (m)................................. 0.00  to 0.75   0.00  to 0.75
Multimanager Small Cap Value (j)..................................          0.00             --
Multimanager Technology (j).......................................          0.00             --
Mutual Shares Securities Fund (av)................................           --              --
Oppenheimer Global Securities Fund/VA.............................          0.35            0.35
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av)...........................................           --              --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)........................................................          0.35            0.35
PIMCO Variable Insurance Trust Real Return Portfolio (av).........           --              --
PIMCO Variable Insurance Trust Total Return Portfolio (av)........           --              --
T. Rowe Price Equity Income (av)..................................           --              --
Templeton Developing Markets Securities Fund (av).................           --              --
Templeton Global Bond Securities Fund (av)........................           --              --
Templeton Growth Securities Fund (av).............................           --              --
UIF Emerging Markets Debt Portfolio...............................          0.00             --
Van Eck VIP Emerging Markets Fund.................................          0.00             --
Van Eck VIP Global Bond Fund......................................          0.00             --
Van Eck VIP Global Hard Assets Fund...............................          0.00             --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                               AT DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                                               TOTAL RETURN***
                                                                              LOWEST TO HIGHEST
                                                        ---------------------------------------------------------------
                                                              2010                 2009                   2008
                                                        ------------------  -------------------  ----------------------
All Asset Allocation................................... 14.09%  to 15.00%    25.19%  to 26.03%    (30.90)%  to (30.36)%
American Century VP Mid Cap Value......................            18.21                   --                      --
AXA Aggressive Allocation (j).......................... 12.14   to 13.08     26.40   to 27.28     (39.64)   to (39.19)
AXA Balanced Strategy (aq).............................            10.06                 1.85                      --
AXA Conservative Allocation(j).........................  6.51   to  7.27      9.06   to  9.83     (11.75)   to (11.01)
AXA Conservative Growth Strategy (aq)..................             9.15                 1.63                      --
AXA Conservative-Plus Allocation (j)...................  8.28   to  9.07     13.55   to 14.42     (20.02)   to (19.43)
AXA Conservative Strategy (aq).........................             7.28                 1.00                      --
AXA Growth Strategy (aq)...............................            11.68                 2.45                      --
AXA Moderate Allocation (j)............................  9.09   to  9.92     16.02   to 17.01     (25.00)   to (24.47)
AXA Moderate Growth Strategy (aq)......................            10.87                 2.11                      --
AXA Moderate-Plus Allocation (j)....................... 10.68   to 11.55     21.08   to 21.96     (32.35)   to (31.77)
AXA Tactical Manager 400 (av)..........................            21.46                   --                      --
AXA Tactical Manager 500 (av)..........................            17.17                   --                      --
AXA Tactical Manager 2000 (av).........................            21.27                   --                      --
AXA Tactical Manager International (av)................            22.34                   --                      --
Dreyfus Stock Index Fund, Inc.......................... 13.94   to 14.86     25.38   to 26.37     (37.51)   to (37.07)
EQ/AllianceBernstein International (h) (j).............  5.21   to  5.40                27.42                  (50.57)
EQ/AllianceBernstein Small Cap Growth (j) (o).......... 33.08   to 33.24     35.52   to 35.68     (44.71)   to (44.66)
EQ/BlackRock Basic Value Equity (j) (v)................ 11.90   to 12.28     29.88   to 30.28     (36.79)   to (36.56)
EQ/BlackRock International Value (b) (j)...............             6.31                30.65                  (42.86)
EQ/Boston Advisors Equity Income (w)................... 14.82   to 15.70     10.69   to 11.55     (32.79)   to (32.30)
EQ/Calvert Socially Responsible (a).................... 11.87   to 12.53     30.41   to 30.88     (45.53)   to (45.22)
EQ/Capital Guardian Growth (j) (x).....................            12.94                33.45                  (40.41)
EQ/Capital Guardian Research (l) (y) (z)............... 15.17   to 15.80     30.81   to 31.45     (39.92)   to (39.66)
EQ/Common Stock Index (j) (n)..........................            15.86                28.32                  (43.79)
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........  5.70   to  5.78      2.53   to  2.68     ( 8.99)   to ( 8.93)
EQ/Equity 500 Index (j)................................            14.38                25.87                  (37.33)
EQ/Equity Growth PLUS.................................. 14.40   to 15.26     26.81   to 27.81     (40.75)   to (40.29)
EQ/GAMCO Mergers & Acquisitions........................             9.62                16.63                  (13.83)
EQ/GAMCO Small Company Value........................... 31.64   to 32.67     40.40   to 41.42     (31.18)   to (30.65)
EQ/Global Bond PLUS (j)................................             6.31                 1.96                    6.48
EQ/Global Multi-Sector Equity (i) (j).................. 11.29   to 11.46     49.79   to 50.06     (57.41)   to (57.35)
EQ/Intermediate Government Bond Index (ai) (at)........  4.06   to  4.22                (2.27)                   3.12
EQ/International Core PLUS (j).........................             9.22                35.34                  (44.86)
EQ/International Growth................................ 14.11   to 14.96     36.19   to 37.25     (40.74)   to (40.30)
EQ/JPMorgan Value Opportunities (j)....................            12.32                32.32                  (39.77)
EQ/Large Cap Core PLUS (j).............................            14.18                26.52                  (37.41)
EQ/Large Cap Growth Index (j)..........................            15.96                36.20                  (36.26)
EQ/Large Cap Growth PLUS (j)...........................            14.45                34.86                  (38.23)
EQ/Large Cap Value Index (j)...........................            14.62                19.14                  (56.70)
EQ/Large Cap Value PLUS (j) (p) (u).................... 12.49   to 12.69     20.25   to 20.44     (43.39)   to (43.19)
EQ/Lord Abbett Growth and Income (d) (j)............... 17.32   to 17.47     18.07   to 18.11     (36.67)   to (36.56)
EQ/Lord Abbett Large Cap Core (j)......................            13.96                25.51                  (30.97)
EQ/Mid Cap Index (e) (j) (aa).......................... 25.61   to 25.75     36.14   to 36.27     (49.33)   to (49.29)
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am).............. 22.09   to 22.46                35.85                  (39.56)
EQ/Money Market (g).................................... (0.63)  to  0.09     (0.45)  to  0.35       1.65    to   2.34
EQ/Montag & Caldwell Growth............................  7.49   to  8.29     28.78   to 29.75     (33.40)   to (32.90)
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae).......... 32.12   to 32.30     56.88   to 57.07     (47.36)   to (47.32)
EQ/PIMCO Ultra Short Bond (an) (ao)....................  0.45   to  1.10      7.66   to  8.10     ( 4.39)   to ( 4.04)
EQ/Quality Bond PLUS ( j) (au).........................  5.86   to  6.24                 6.07                  ( 6.55)
EQ/Small Company Index (j) (ad)........................ 25.68   to 25.82     25.96   to 26.13     (34.18)   to (34.13)
EQ/T. Rowe Price Growth Stock (k)...................... 15.52   to 16.42     41.53   to 42.59     (42.63)   to (42.19)
EQ/UBS Growth & Income................................. 12.20   to 13.06     31.47   to 32.44     (40.45)   to (40.03)
EQ/Van Kampen Comstock (j).............................            15.22                28.41                  (36.94)



                                                                   AT DECEMBER 31,
                                                        ---------------------------------------
                                                                   TOTAL RETURN***
                                                                  LOWEST TO HIGHEST
                                                        ---------------------------------------
                                                               2007                2006
                                                        ------------------- -------------------
All Asset Allocation...................................   3.77%  to  4.52%    9.35%  to 10.19%
American Century VP Mid Cap Value......................                --                  --
AXA Aggressive Allocation (j)..........................  (2.31)  to  6.17               11.05
AXA Balanced Strategy (aq).............................                --                  --
AXA Conservative Allocation(j).........................   3.25   to  5.80                3.91
AXA Conservative Growth Strategy (aq)..................                --                  --
AXA Conservative-Plus Allocation (j)...................   1.31   to  5.49                5.83
AXA Conservative Strategy (aq).........................                --                  --
AXA Growth Strategy (aq)...............................                --                  --
AXA Moderate Allocation (j)............................   0.88   to  6.27                7.08
AXA Moderate Growth Strategy (aq)......................                --                  --
AXA Moderate-Plus Allocation (j).......................  (0.53)  to  6.39                8.97
AXA Tactical Manager 400 (av)..........................                --                  --
AXA Tactical Manager 500 (av)..........................                --                  --
AXA Tactical Manager 2000 (av).........................                --                  --
AXA Tactical Manager International (av)................                --                  --
Dreyfus Stock Index Fund, Inc..........................   4.45   to  5.26     14.68  to 15.52
EQ/AllianceBernstein International (h) (j).............             11.99                5.72
EQ/AllianceBernstein Small Cap Growth (j) (o)..........   5.57   to 16.69               11.71
EQ/BlackRock Basic Value Equity (j) (v)................   0.23   to  1.18               11.58
EQ/BlackRock International Value (b) (j)...............             10.46                4.01
EQ/Boston Advisors Equity Income (w)...................   2.92   to  3.70      9.94  to 15.18
EQ/Calvert Socially Responsible (a)....................  11.60   to 12.13      1.18  to  8.08
EQ/Capital Guardian Growth (j) (x).....................              5.48                7.63
EQ/Capital Guardian Research (l) (y) (z)...............  (1.36)  to  1.66      7.07  to 11.65
EQ/Common Stock Index (j) (n)..........................              3.49               11.21
EQ/Core Bond Index (f) (j) (ab) (ac) (ar) (as).........   2.96   to  3.11      0.30  to  2.04
EQ/Equity 500 Index (j)................................              4.95                9.60
EQ/Equity Growth PLUS..................................  13.16   to 14.04      8.58  to 11.77
EQ/GAMCO Mergers & Acquisitions........................              3.43                5.46
EQ/GAMCO Small Company Value...........................   8.47   to  9.29     17.94  to 18.85
EQ/Global Bond PLUS (j)................................              9.31                2.59
EQ/Global Multi-Sector Equity (i) (j)..................  41.90   to 42.02      9.41  to 20.51
EQ/Intermediate Government Bond Index (ai) (at)........              5.19                  --
EQ/International Core PLUS (j).........................             15.22               10.30
EQ/International Growth................................  15.35   to 16.19     24.74  to 25.63
EQ/JPMorgan Value Opportunities (j)....................             (1.21)              11.15
EQ/Large Cap Core PLUS (j).............................              3.89                8.69
EQ/Large Cap Growth Index (j)..........................             13.99                7.80
EQ/Large Cap Growth PLUS (j)...........................             15.62               10.74
EQ/Large Cap Value Index (j)...........................             (5.93)              13.62
EQ/Large Cap Value PLUS (j) (p) (u)....................  (4.45)  to (0.22)              10.86
EQ/Lord Abbett Growth and Income (d) (j)...............   3.37   to  3.48      3.22  to  7.23
EQ/Lord Abbett Large Cap Core (j)......................             10.68                6.46
EQ/Mid Cap Index (e) (j) (aa)..........................   7.92   to  8.03      2.79  to 12.72
EQ/Mid Cap Value PLUS ( r) (ak) (al) (am)..............             (1.60)               9.59
EQ/Money Market (g)....................................   4.23   to  5.01      3.87  to  4.75
EQ/Montag & Caldwell Growth............................  19.93   to 20.87      7.11  to  7.81
EQ/Morgan Stanley Mid Cap Growth (j) (q) (ae)..........   1.14   to 22.41               12.74
EQ/PIMCO Ultra Short Bond (an) (ao)....................  11.05   to 11.46      0.09  to  0.43
EQ/Quality Bond PLUS ( j) (au).........................              4.54                1.89
EQ/Small Company Index (j) (ad)........................  (1.83)  to (0.28)              11.59
EQ/T. Rowe Price Growth Stock (k)......................   6.41   to  7.21    (4.67)  to (3.93)
EQ/UBS Growth & Income.................................   0.39   to  1.17     10.34  to 13.32
EQ/Van Kampen Comstock (j).............................             (2.50)               8.69

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Financial Highlights (Continued)


                                                                                  AT DECEMBER 31,
                                                               --------------------------------------------------------
                                                                                  TOTAL RETURN***
                                                                                 LOWEST TO HIGHEST
                                                               --------------------------------------------------------
                                                                    2010               2009                2008
                                                               ---------------- ------------------ --------------------
EQ/Wells Fargo Advantage Omega Growth (j).....................           17.29             40.29               (27.60)
Fidelity(R) VIP Asset Manager Portfolio.......................           14.32             29.11               (28.75)
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)............... 16.26  to 17.20   34.64  to 35.76   (43.05)  to (42.54)
Fidelity(R) VIP Growth & Income Portfolio.....................           14.87             27.12               (41.67)
Fidelity(R) VIP Mid Cap Portfolio.............................           25.39               --                    --
Franklin Income Securities Fund (af) (ag) (ah)................ 12.27  to 12.70   35.14  to 35.56   (29.90)  to (29.63)
Franklin Rising Dividends Securities.......................... 17.17  to 20.27             16.93               (27.39)
Franklin Small Cap Value Securities (av)......................           23.02               --                    --
Franklin Strategic Income Securities Fund (av)................            8.14               --                    --
Goldman Sachs VIT Mid Cap Value Fund (av).....................           23.60               --                    --
Invesco V.I. Financial Services Fund..........................  9.92  to 10.47   27.14  to 27.27   (59.62)  to (59.40)
Invesco V.I. Global Health Care Fund..........................  4.98  to  5.30   27.16  to 27.75   (28.85)  to (28.66)
Invesco V.I. Global Real Estate Fund (av).....................           24.88               --                    --
Invesco V.I. International Growth Fund (av)...................           25.38               --                    --
Invesco V.I. Mid Cap Core Equity Fund (av)....................           16.04               --                    --
Invesco V.I. Small Cap Equity Fund (av).......................           23.63               --                    --
Invesco V.I. Technology Fund.................................. 20.85  to 21.30   56.90  to 57.31   (44.67)  to (44.47)
Invesco Van Kampen Global Value Equity Fund................... 10.59  to 10.91   15.58  to 16.03   (40.37)  to (40.15)
IVY Funds VIP Energy (av).....................................           38.18               --                    --
IVY Funds VIP Mid Cap Growth (av).............................           29.49               --                    --
IVY Funds VIP Small Cap Growth (av)...........................           27.53               --                    --
Janus Aspen Series Balanced Portfolio.........................  7.55  to  7.99   25.02  to 25.49   (16.53)  to (16.15)
Janus Aspen Series Enterprise Portfolio....................... 24.91  to 25.94   43.75  to 44.58   (44.15)  to (43.66)
Janus Aspen Series Forty Portfolio............................  5.95  to  6.72   45.24  to 46.46   (44.56)  to (44.20)
Janus Aspen Series Overseas Portfolio......................... 24.57  to 25.31   78.42  to 79.55   (52.38)  to (52.12)
Janus Aspen Series Perkins Mid Cap Value Portfolio............           15.38             32.93               (27.92)
Janus Aspen Series Worldwide Portfolio........................ 14.94  to 15.73   36.66  to 37.73   (45.10)  to (44.66)
Lazard Retirement Emerging Markets Equity Portfolio (av)                 29.93               --                    --
MFS(R) International Value Portfolio (av).....................           21.60               --                    --
MFS(R) Investors Growth Stock Series (av).....................           17.98               --                    --
MFS(R) Investors Trust Series (av)............................           16.59               --                    --
MFS(R) Utilities Series....................................... 13.37  to 13.80   32.81  to 33.23   (37.90)  to (37.69)
Multimanager Aggressive Equity ( j) (ap)(aw)..................           17.62             37.26               (46.68)
Multimanager Core Bond (j)....................................            6.20              8.32                  2.46
Multimanager International Equity (j).........................            6.96             29.92               (47.23)
Multimanager Large Cap Core Equity (j)........................           11.55             32.51               (39.54)
Multimanager Large Cap Value (j)..............................           13.16             22.85               (37.45)
Multimanager Mid Cap Growth (j)...............................           26.88             41.77               (43.58)
Multimanager Mid Cap Value (j)................................           24.91             44.37               (35.97)
Multimanager Multi-Sector Bond (c) ( j).......................  6.56  to  6.63    9.49  to  9.65   (23.58)  to (23.51)
Multimanager Small Cap Growth (m)............................. 26.74  to 27.65   33.47  to 34.55   (42.54)  to (42.12)
Multimanager Small Cap Value (j)..............................           24.50             26.42               (37.86)
Multimanager Technology (j)...................................           17.70             58.44               (47.08)
Mutual Shares Securities Fund (av)............................           13.77               --                    --
Oppenheimer Global Securities Fund/VA.........................           15.35             38.79               (40.52)
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................           35.41               --                    --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................           11.28             16.49               ( 1.19)
PIMCO Variable Insurance Trust Real Return Portfolio (av)                 3.84               --                    --
PIMCO Variable Insurance Trust Total Return Portfolio (av)                3.97               --                    --
T. Rowe Price Equity Income (av)..............................           16.43               --                    --
Templeton Developing Markets Securities Fund (av).............           34.35               --                    --
Templeton Global Bond Securities Fund (av)....................           11.61               --                    --
Templeton Growth Securities Fund (av).........................           19.84               --                    --



                                                                           AT DECEMBER 31,
                                                               ----------------------------------------
                                                                           TOTAL RETURN***
                                                                          LOWEST TO HIGHEST
                                                               ----------------------------------------
                                                                      2007                 2006
                                                               --------------------  ------------------
EQ/Wells Fargo Advantage Omega Growth (j).....................               11.33              10.49
Fidelity(R) VIP Asset Manager Portfolio.......................               15.55               7.31
Fidelity(R) VIP Contrafund(R) Portfolio (s) (t)...............   16.63  to   17.59    10.74  to 11.70
Fidelity(R) VIP Growth & Income Portfolio.....................               12.09              13.22
Fidelity(R) VIP Mid Cap Portfolio.............................                 --                 --
Franklin Income Securities Fund (af) (ag) (ah)................    0.85  to    3.37              17.87
Franklin Rising Dividends Securities..........................              (3.01)              16.71
Franklin Small Cap Value Securities (av)......................                 --                 --
Franklin Strategic Income Securities Fund (av)................                 --                 --
Goldman Sachs VIT Mid Cap Value Fund (av).....................                 --                 --
Invesco V.I. Financial Services Fund.......................... (22.49)  to (22.23)    16.07  to 16.39
Invesco V.I. Global Health Care Fund..........................   11.50  to   11.85     4.85  to  5.21
Invesco V.I. Global Real Estate Fund (av).....................                 --                 --
Invesco V.I. International Growth Fund (av)...................                 --                 --
Invesco V.I. Mid Cap Core Equity Fund (av)....................                 --                 --
Invesco V.I. Small Cap Equity Fund (av).......................                 --                 --
Invesco V.I. Technology Fund..................................    7.33  to    7.68    10.13  to 10.51
Invesco Van Kampen Global Value Equity Fund...................    6.28  to    6.61    20.75  to 21.21
IVY Funds VIP Energy (av).....................................                 --                 --
IVY Funds VIP Mid Cap Growth (av).............................                 --                 --
IVY Funds VIP Small Cap Growth (av)...........................                 --                 --
Janus Aspen Series Balanced Portfolio.........................    9.69  to   10.17     9.92  to 10.31
Janus Aspen Series Enterprise Portfolio.......................   21.16  to   22.07    12.71  to 13.50
Janus Aspen Series Forty Portfolio............................   36.00  to   36.98     8.50  to  9.40
Janus Aspen Series Overseas Portfolio.........................   27.59  to   28.29    46.13  to 47.02
Janus Aspen Series Perkins Mid Cap Value Portfolio............                7.20              15.02
Janus Aspen Series Worldwide Portfolio........................    8.73  to    9.60    17.40  to 18.26
Lazard Retirement Emerging Markets Equity Portfolio (av)                       --                 --
MFS(R) International Value Portfolio (av).....................                 --                 --
MFS(R) Investors Growth Stock Series (av).....................                 --                 --
MFS(R) Investors Trust Series (av)............................                 --                 --
MFS(R) Utilities Series.......................................   27.45  to   27.88    30.80  to 31.27
Multimanager Aggressive Equity ( j) (ap)(aw)..................               11.38              12.44
Multimanager Core Bond (j)....................................                6.26               1.70
Multimanager International Equity (j).........................               12.43              12.41
Multimanager Large Cap Core Equity (j)........................                5.00              10.03
Multimanager Large Cap Value (j)..............................                3.64              10.80
Multimanager Mid Cap Growth (j)...............................               11.91              10.73
Multimanager Mid Cap Value (j)................................                0.09               8.68
Multimanager Multi-Sector Bond (c) ( j).......................    3.07  to    3.14     1.56  to  4.67
Multimanager Small Cap Growth (m).............................    2.88  to    3.67     9.43  to 10.27
Multimanager Small Cap Value (j)..............................              (9.84)              12.19
Multimanager Technology (j)...................................               18.22              11.02
Mutual Shares Securities Fund (av)............................                 --                 --
Oppenheimer Global Securities Fund/VA.........................                5.69              16.95
PIMCO Variable Insurance Trust CommodityRealReturn(R)
Strategy Portfolio (av).......................................                 --                 --
PIMCO Variable Insurance Trust Global Bond Portfolio
(Unhedged)....................................................                9.38               4.27
PIMCO Variable Insurance Trust Real Return Portfolio (av)                      --                 --
PIMCO Variable Insurance Trust Total Return Portfolio (av)                     --                 --
T. Rowe Price Equity Income (av)..............................                 --                 --
Templeton Developing Markets Securities Fund (av).............                 --                 --
Templeton Global Bond Securities Fund (av)....................                 --                 --
Templeton Growth Securities Fund (av).........................                 --                 --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Financial Highlights (Concluded)


                                                                           AT DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                                           TOTAL RETURN***
                                                                          LOWEST TO HIGHEST
                                            ------------------------------------------------------------------------------
                                                 2010           2009             2008            2007           2006
                                            -------------- --------------- ---------------- -------------- ---------------
UIF Emerging Markets Debt Portfolio........       9.77           30.21          (14.98)           6.54          10.80
Van Eck VIP Emerging Markets Fund..........      26.83          113.12          (64.77)          37.61          39.50
Van Eck VIP Global Bond Fund...............       6.16            5.98             3.64           9.73           6.44
Van Eck VIP Global Hard Assets Fund........      29.24           57.55          (46.13)          45.36          24.47

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Variable Investment Options invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense account, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net asset value per Unit. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006.
(c) Multimanager Multi-Sector Bond was substituted for Lord Abbett Bond Debenture on November 3, 2006.
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006.
(e)  EQ/Mid Cap Index was substituted for Old Mutual Mid-Cap on November 3,
     2006.
(f)  EQ/Core Bond Index was substituted for PIMCO Real Return on November 3,
     2006.
(g) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006.
(h) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006.
(i) EQ/Global Multi-Sector Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(j)  Units were made available for sale on September 8, 2006.
(k) EQ/T. Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007.
(l) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(m) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(n) EQ/Common Stock Index was substituted for Dreyfus VIF Appreciation on August 17, 2007.
(o) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007.
(p) EQ/Large Cap Value PLUS was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007.
(q) EQ/Morgan Stanley Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007
(r) EQ/Mid Cap Value PLUS was substituted for UIF U.S. Real Estate on August 17, 2007.
(s) Fidelity VIP(R) Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007.
(t) Fidelity VIP(R) Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007.
(u) EQ/Large Cap Value PLUS was substituted for Old Mutual Select Value on November 16, 2007.
(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007.
(w) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007.
(x) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007.
(y) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007.
(z) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007.
(aa) EQ/Mid Cap Index was substituted for AIM V.I. MidCap Core Equity on November 16, 2007.
(ab) EQ/Core Bond Index was substituted for Janus Aspen Series Flexible Income on November 16, 2007.
(ac) EQ/Core Bond Index was substituted for UIF Core Plus Fixed Bond on November 16, 2007.
(ad) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007.
(ae) EQ/Morgan Stanley Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007.
(af) Franklin Income Securities Fund was substituted for Alger American Balanced on November 16, 2007.
(ag) Franklin Income Securities Fund was substituted for MFS Total Return on November 16, 2007.
(ah) Franklin Income Securities Fund was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007.
(ai) Units were made available for sale on April 27, 2007.
(aj) Units were made available for sale on August 17, 2007.
(ak) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009. (See Note 6)
(al) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009. (See Note 6)
(am) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009. (See Note 6)
(an) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009. (See Note 6)
(ao) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009. (See Note 6)
(ap) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009. (See Note 6)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Financial Highlights (Concluded)

(aq) Units were made available for sale on September 18, 2009.
(ar) EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009. (See Note 6)
(as) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009. (See Note 6)
(at) EQ/Intermediate Government Bond Index replaced EQ/Government Securities due to a fund merger on September 25, 2009. (See Note 6)
(au) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009. (See Note 6)
(av) Units were made available for sale on May 24, 2010.

aw) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010. (See Note 6)

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

   PART II, ITEM 8.

                              FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA
                              INDEX TO FINANCIAL STATEMENTS AND SCHEDULES
                                MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm...........................................................   F-1

Financial Statements:
   Balance Sheets, December 31, 2010 and December 31, 2009.........................................................  F-2
   Statements of Earnings (Loss), Years Ended December 31, 2010, 2009 and 2008.....................................  F-3
   Statements of Shareholder's Equity and Comprehensive Income (Loss),
      Years Ended December 31, 2010, 2009 and 2008.................................................................  F-4
   Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008..........................................  F-5
   Notes to Financial Statements...................................................................................  F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of shareholder's equity and comprehensive income
(loss) and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2010 and 2009 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its methods of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

  /s/ PricewaterhouseCoopers LLP
  New York, New York

  March 10, 2011
                                      F-1

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                            BALANCE SHEETS
                                      DECEMBER 31, 2010 AND 2009

                                                                                2010          2009
                                                                            ------------   -----------
                                                                                   (IN MILLIONS)
ASSETS:
Investments:
   Fixed maturities available for sale, at fair value.....................  $      1,900   $     1,962
   Mortgage loans on real estate..........................................           141           149
   Policy loans...........................................................           132           125
   Other invested assets..................................................            78            81
                                                                            ------------   -----------
     Total investments....................................................         2,251         2,317
Cash and cash equivalents.................................................            92            57
Amounts due from reinsurers...............................................           139           136
Deferred policy acquisition costs.........................................           189           174
Value of business acquired................................................           107           147
Other assets..............................................................            29            30
Separate Accounts' assets.................................................         1,840         1,832
                                                                            ------------   -----------

TOTAL ASSETS .............................................................  $      4,647   $     4,693
                                                                            ============   ===========

LIABILITIES
Policyholders' account balances...........................................  $      1,664   $     1,774
Future policy benefits and other policyholders liabilities................           378           360
Other liabilities.........................................................            42            37
Note payable to affiliate.................................................             -            20
Income taxes payable......................................................           118           100
Separate Accounts' liabilities............................................         1,840         1,832
                                                                            ------------   -----------
     Total liabilities....................................................         4,042         4,123
                                                                            ------------   -----------

 Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 13)

 SHAREHOLDER'S EQUITY
 Common stock, $1.00 par value; 5.0 million shares authorized,
    2.5 million issued and outstanding.....................................            2             2
 Capital in excess of par value............................................          514           512
 Retained earnings.........................................................           44            67
 Accumulated other comprehensive income (loss).............................           45           (11)
                                                                            -------------   ----------
      Total shareholder's equity...........................................          605           570
                                                                            -------------   ----------

 TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................ $      4,647    $    4,693
                                                                            =============   ==========


                       See Notes to Financial Statements.

                                 MONY LIFE INSURANCE COMPANY OF AMERICA
                                     STATEMENTS OF EARNINGS (LOSS)
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                               2010                2009             2008
                                                           ------------       --------------    --------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type product
    policy fee income..................................... $        118       $          129    $         147
Premiums..................................................           39                   40               45
Net investment income (loss)..............................          119                  122              126
Investment gains (losses), net:
   Total other-than-temporary impairment losses...........          (56)                 (53)             (38)
   Portion of loss recognized in other
    comprehensive income (loss)...........................            2                    -                -
                                                           ------------       --------------    -------------
      Net impairment losses recognized....................          (54)                 (53)             (38)
   Other investment gains (losses), net...................            6                   (3)               -
                                                           ------------       --------------    -------------
      Total investment gains (losses), net................          (48)                 (56)             (38)
                                                           ------------       --------------    -------------
Other income (loss).......................................            8                   11               10
Increase (decrease) in fair value of
   reinsurance contract...................................            1                   (7)               8
                                                           ------------       --------------    -------------
      Total revenues......................................          237                  239              298
                                                           ------------       --------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...................................           93                   84              120
Interest credited to policyholders' account balances......           68                   71               73
Compensation and benefits.................................           32                   26               29
Commissions  .............................................           35                   31               43
Interest expense..........................................            1                    1                2
Amortization of deferred policy acquisition costs and
    value of business acquired............................           41                   23               88
Capitalization of deferred policy acquisition costs.......          (29)                 (29)             (37)
Rent expense..............................................            3                    4                5
Other operating costs and expenses........................           30                   26               35
                                                           ------------       --------------    -------------
      Total benefits and other deductions.................          274                  237              358
                                                           ------------       --------------    -------------

Earnings (loss), before income taxes......................          (37)                   2              (60)
Income tax (expense) benefit..............................           14                    3               (6)
                                                           ------------       --------------    -------------

Net Earnings (Loss)....................................... $        (23)      $            5    $         (66)
                                                           ============       ==============    =============






                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
       STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                        2010            2009              2008
                                                                    -----------     ------------      ------------
                                                                                     (IN MILLIONS)
SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2     $          2      $          2
                                                                    -----------     ------------      ------------

Capital in excess of par value, beginning of year.................          512              511               502
Changes in capital in excess of par value.........................            2                1                 9
                                                                    -----------     ------------      ------------
Capital in excess of par value, end of year.......................          514              512               511
                                                                    -----------     ------------      ------------

Retained earnings, beginning of year..............................           67               56               122
Net earnings (loss)...............................................          (23)               5               (66)
Impact of implementing new accounting guidance, net of taxes......            -                6                 -
                                                                    -----------     ------------      ------------
Retained earnings, end of year....................................           44               67                56
                                                                    -----------     ------------      ------------

Accumulated other comprehensive income (loss), beginning of year..          (11)            (119)              (27)
Impact of implementing new accounting guidance, net of taxes......            -               (6)                -
Other comprehensive income (loss).................................           56              114               (92)
                                                                    -----------     ------------      ------------
Accumulated other comprehensive income (loss), end of year........           45              (11)             (119)
                                                                    -----------     ------------      ------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $       605     $        570      $        450
                                                                    ===========     ============      ============

COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)...............................................  $       (23)    $          5      $        (66)
                                                                    -----------     ------------      ------------

Other comprehensive income (loss), net of income taxes:

    Change in unrealized gains (losses),
      net of reclassification adjustment..........................           56              114               (92)
                                                                    -----------     ------------      ------------
Total other comprehensive income (loss), net of income taxes......           56              114               (92)
                                                                    -----------     ------------      ------------

Comprehensive Income (Loss).......................................  $        33     $        119      $       (158)
                                                                    ===========     ============      ============



















                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                       STATEMENTS OF CASH FLOWS
                             YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008



                                                                        2010              2009              2008
                                                                   ------------     -------------      ------------
                                                                                     (IN MILLIONS)
Net earnings (loss)..............................................  $        (23)    $           5      $        (66)
  Adjustments to reconcile net earnings (loss) to net cash
     provided by (used in)  operating activities:
     Interest credited to policyholders' account balances........            68                71                73
     Universal life and investment-type product policy
       fee income................................................          (118)             (129)             (147)
     Change in accrued investment income.........................             -                 1                 1
     Investment (gains) losses, net..............................            48                56                38
     Change in deferred policy acquisition costs and
       value of business acquired................................            12                (6)               51
     Change in fair value of guaranteed minimum income
       benefit reinsurance contract..............................            (1)                7                (8)
     Change in future policy benefits............................            (4)               (5)               13
     Change in other policyholders liabilities...................             1                (4)               35
     Change in income tax payable................................           (13)               16                20
     Provision for depreciation and amortization.................             5                 6                 7
     Dividend from AllianceBernstein.............................             5                 4                 5
     Other, net..................................................            10               (22)                7
                                                                   ------------     -------------      ------------

Net cash provided by (used in)  operating activities.............           (10)                -                29
                                                                   ------------     -------------      ------------

Cash flows from investing activities:
   Maturities and repayments of fixed maturities
     and mortgage loans..........................................           101               106               190
   Sales of investments..........................................           122                93                31
   Purchases of investments......................................          (103)             (266)             (128)
   Other, net....................................................            (9)               (4)               (5)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) investing activities..............           111               (71)               88
                                                                   ------------     -------------      ------------

Cash flows from financing activities:
   Policyholders' account balances:
     Deposits....................................................           163               176               287
     Withdrawals and transfers to Separate Accounts..............          (209)             (160)             (337)
   Repayments of note to affiliate...............................           (20)               (4)               (4)
                                                                   ------------     -------------      ------------

Net cash provided by (used in) financing activities..............           (66)               12               (54)
                                                                   ------------     -------------      ------------

Change in cash and cash equivalents..............................            35               (59)               63
Cash and cash equivalents, beginning of year.....................            57               116                53
                                                                   ------------     -------------      ------------

Cash and Cash Equivalents, End of Year...........................  $         92     $          57      $        116
                                                                   ============     =============      ============

Supplemental cash flow information:
   Interest Paid.................................................  $          1     $           1      $          2
                                                                   ============     =============      ============
Schedule of non-cash financing activities:
   Shared-based Programs.........................................  $          2     $           1      $          1
                                                                   ============     =============      ============


                       See Notes to Financial Statements.

                                MONY LIFE INSURANCE COMPANY OF AMERICA
                                     NOTES TO FINANCIAL STATEMENTS

1)  ORGANIZATION

    MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French parent company for an international group of insurance and related financial services companies.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation
    ---------------------

    The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

    The years "2010", "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

    Accounting Changes
    ------------------

    In July 2010, the Financial Accounting Standards Board ("FASB") issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

    Beginning second quarter 2009, MLOA implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

    The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

    As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $6 million at that date with a corresponding decrease to accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $14 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

    Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to MLOA for 2010 and 2009 reflected increases of $2 million and $0 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the statements of shareholder's equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows and credit losses, including the methodologies and significant inputs used to determine those amounts.

    Effective April 1, 2009, MLOA implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, MLOA concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on MLOA's results of operations or financial position. At December 31, 2010 and 2009, respectively, the fair value of MLOA's CMBS portfolio was $36 million and $64 million.

    On June 12, 2009 the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a variable interest entity ("VIE") must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. Adoption of this guidance did not have a material impact on MLOA's results of operations or financial position.

    Effective January 1, 2008, MLOA implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. MLOA's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance contract treated as a derivative, resulting in an increase in net earnings (loss) of $1 million, related to an increase in the fair value of the GMIB reinsurance contract liability of $1 million, offset by a decrease in related DAC amortization of $0 million and a decrease of $0 million to deferred income taxes. This increase in the GMIB reinsurance contract's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

    Effective December 31, 2008, MLOA adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $65 million and $34 million, respectively, at December 31, 2010 and $126 million and $69 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance did not have an impact on MLOA's results of operations or financial position.

    New Accounting Pronouncements
    -----------------------------

    In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

    In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

      o   incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
      o   a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
      o   direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

    An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

    Investments
    -----------

    The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

    MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

    MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

    If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Policy loans are stated at unpaid principal balances.

    Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for the consolidation of VIEs are consolidated; those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

    Equity securities include common stock classified as AFS are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

    Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

    Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

    All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      o Payment status - current vs delinquent - A history of delinquent payments may be a cause for concern.

      o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

      o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Mortgage loans also are reviewed quarterly by the IUS Committee for impairment on a loan-by-loan basis, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

    For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $9 million and $8 million for commercial and $0 million and $0 million for agricultural, respectively.

    Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
    ---------------------------------------------------------------------------
    Investment Gains (Losses)
    -------------------------

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

    Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

    Fair Value of Other Financial Instruments
    -----------------------------------------

    Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

      Level 1         Quoted prices for identical instruments in active markets.
                      Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.


      Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in not active, and inputs to model-derived valuations that markets that are are directly observable or can be corroborated by observable market data.

      Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 50.5% and 49.1% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

    At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 47.9% and 48.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by MLOA and the resulting prices determined to be representative of exit values.

    Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010 and 2009, respectively, approximately $35 million and $50 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

    At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.6% and 2.6% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $18 million and $33 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $42 million and $69 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, MLOA instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third-party service. At December 31, 2010, MLOA continued to apply this methodology to measure the fair value of these CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

    Level 3 also includes the GMIB reinsurance asset that is accounted for as a derivative contract. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Incremental adjustment is made to the resulting fair values of the GMIB asset to reflect deterioration in the claims-paying ratings of counterparties to the reinsurance treaties and of MLOA, respectively. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2010 to recognize incremental counterparty non-performance risk.

    Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

    Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts.

    Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

    The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in Policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting current market rates.

    The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected cash flows. Expected cash flows are discounted back to the present at the current market rates.

    The fair value for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    DAC and VOBA
    ------------

    DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with the purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

    Amortization Policy. For variable life and investment-type contracts, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits or based upon estimated assessments. The calculation of gross profits considers investment results, Separate Account fees, mortality and expense margins, lapse rates, withdrawals, contract persistency and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholder's equity as of the balance sheet date.

    A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the guaranteed minimum death benefit ("GMDB") and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

    In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (7.26% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (13.26% net of product weighted average Separate Account fees) and 0% (-1.74% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

    If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in ten quarters.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

    DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    MLOA issues or has issued certain variable annuity products with a GMDB feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

    The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were $247 million, $394 million and $(835) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

    Other Accounting Policies
    -------------------------

    MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Discontinued operations include real estate held-for-sale.
    ----------------------------------------------------------

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.

      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years in the period ended December 31, 2010 were not significant.

3) INVESTMENTS

   Fixed Maturities and Equity Securities
   --------------------------------------

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS at December 31, 2010 and 2009.



                               AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                                  GROSS           GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED                          OTTI
                                                  COST            GAINS           LOSSES         FAIR VALUE      IN AOCI (3)
                                               ----------       ----------      ----------       ----------      ----------
                                                                               (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed Maturities:
   Corporate..............................     $    1,522       $      112      $        5       $    1,629      $        -
   U.S. Treasury, government
     and agency (4).......................             87                1               -               88               -
   States and political subdivisions......             21                -               1               20               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............             68                -              32               36               3
   Residential mortgage-backed (1)........             33                2               -               35               -
   Asset-backed (2).......................             10                1               -               11               -
   Redeemable preferred stock.............             81                -               4               77               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2010................     $    1,826       $      116      $       42       $    1,900      $        3
                                               ==========       ==========      ==========       ==========      ==========

December 31, 2009
-----------------
Fixed Maturities:
   Corporate..............................     $    1,589       $       73      $       19       $    1,643      $        -
   U.S. Treasury, government
     and agency...........................             72                1               2               71               -
   States and political subdivisions......             19                -               1               18               -
   Foreign governments....................              4                -               -                4               -
   Commercial mortgage-backed.............            120                -              57               63               -
   Residential mortgage-backed (1)........             49                1               -               50               -
   Asset-backed (2).......................             10                -               -               10               -
   Redeemable preferred stock.............            123                -              20              103               -
                                               ----------       ----------      ----------       ----------      ----------
Total at December 31, 2009................
                                               $    1,986       $       75      $       99       $    1,962      $        -
                                               ==========       ==========      ==========       ==========      ==========




      (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations

      (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans

      (3) Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

      (4) Reflects $15 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

    The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                                      AMORTIZED
                                                                                         COST             FAIR VALUE
                                                                                    --------------     ---------------
                                                                                               (IN MILLIONS)
      Due in one year or less....................................................   $           88     $            89
      Due in years two through five..............................................              661                 707
      Due in years six through ten...............................................              736                 791
      Due after ten years........................................................              149                 154
                                                                                    --------------     ---------------
         Subtotal................................................................            1,634               1,741
      Commercial mortgage-backed securities......................................               68                  36
      Residential mortgage-backed securities.....................................               33                  35
      Asset-backed securities....................................................               10                  11
                                                                                    --------------     ---------------
      Total......................................................................   $        1,745     $         1,823
                                                                                    ==============     ===============


    MLOA recognized OTTI on AFS fixed maturities as follows:



                                                                             DECEMBER 31,
                                                           --------------------------------------------
                                                              2010              2009            2008
                                                           ----------         ---------      ----------
                                                                           (IN MILLIONS)

       Credit losses recognized in earnings (loss) (1)..   $      (54)        $     (53)     $      (38)
       Non-credit losses recognized in OCI..............           (2)                -               -
                                                           ----------         ---------      ----------
       Total OTTI.......................................   $      (56)        $     (53)     $      (38)
                                                           ==========         =========      ==========


    (1) During 2010 and 2009, included in credit losses recognized in earnings
        (loss) were OTTI of $1 million and $0 million related to AFS fixed maturities as MLOA intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

    The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                   2010           2009
                                                                                                 --------      ---------
                                                                                                      (IN MILLIONS)

    Balance at January 1, 2010 and March 31, 2009, respectively.............................     $    (54)     $       -
    Cumulative adjustment related to implementing new guidance on April 1, 2009.............            -            (19)
    Previously recognized impairments on securities that matured, paid, prepaid or sold.....           25             18
    Recognized impairments on securities impaired to fair value this period (1).............           (1)             -
    Impairments recognized this period on securities not previously impaired................          (52)           (53)
    Additional impairments this period on securities previously impaired....................           (1)             -
    Increases due to passage of time on previously recorded credit losses...................            -              -
    Accretion of previously recognized impairments due to increases in expected cash flows..            -              -
                                                                                                 --------      ---------
     Balance at December 31,................................................................     $    (83)     $     (54)
                                                                                                 ========      =========


    (1) Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

    Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:



                                                                                               DECEMBER 31,
                                                                                    ----------------------------------
                                                                                        2010                 2009
                                                                                    -------------       --------------
                                                                                               (IN MILLIONS)

      AFS Securities:
         Fixed maturities:
           With OTTI losses......................................................   $          (3)      $            -
           All other.............................................................              77                  (24)
                                                                                    -------------       --------------
       Net Unrealized Gains (Losses).............................................   $          74       $          (24)
                                                                                    =============       ==============

    Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

          NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES


                                                                                                                   AOCI
                                           NET                                                 DEFERRED         GAIN (LOSS)
                                        UNREALIZED                                              INCOME         RELATED TO NET
                                          GAINS                                                   TAX           UNREALIZED
                                       (LOSSES) ON          DAC AND        POLICYHOLDERS         ASSET          INVESTMENT
                                       INVESTMENTS            VOBA          LIABILITIES       (LIABILITY)      GAINS (LOSSES)
                                       -----------        ------------     -------------     ------------      -------------
                                                                            (IN MILLIONS)

Balance, January 1, 2010.............  $         -        $          -     $           -     $          -      $           -
Net investment gains (losses)
  arising during the year............           (2)                  -                 -                -                 (2)
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..            1                   -                 -                -                  1
    Excluded from
       Net earnings (loss) (1).......           (2)                  -                 -                -                 (2)
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................            -                   -                 -                -                  -
    Deferred income taxes............            -                   -                 -                1                  1
    Policyholders liabilities........            -                   -                 -                -                  -
                                       -----------        ------------     -------------     ------------      -------------
Balance, December 31, 2010...........  $        (3)       $          -     $           -     $          1      $          (2)
                                       ===========        ============     =============     ============      =============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                     AOCI
                                            NET                                                 DEFERRED          GAIN (LOSS)
                                         UNREALIZED                                              INCOME         RELATED TO NET
                                           GAINS                                                   TAX             UNREALIZED
                                        (LOSSES) ON         DAC AND        POLICYHOLDERS          ASSET            INVESTMENT
                                        INVESTMENTS           VOBA          LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ------------      ------------     -------------       ------------       -----------
                                                                             (IN MILLIONS)

Balance, January 1, 2010.............   $        (24)     $          7     $           -       $          6       $       (11)
Net investment gains (losses)
  arising during the year............             52                 -                 -                  -                52
Reclassification adjustment for
  OTTI losses:
     Included in Net earnings (loss).             47                 -                 -                  -                47
     Excluded from
      Net earnings (loss) (1)........              2                 -                 -                  -                 2
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................              -               (13)                -                  -               (13)
     Deferred income taxes...........              -                 -                 -                (30)              (30)
     Policyholders liabilities.......              -                 -                 -                  -                 -
                                        ------------      ------------     -------------       ------------       -----------
Balance, December 31, 2010...........   $         77      $         (6)    $           -       $        (24)      $        47
                                        ============      ============     =============       ============       ===========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


          Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses



                                                                                                                      AOCI
                                              Net                                                 Deferred         Gain (Loss)
                                          Unrealized                                               Income         Related to Net
                                             Gains                                                   Tax           Unrealized
                                         (Losses) on          DAC and        Policyholders          Asset          Investment
                                         Investments            VOBA          Liabilities        (Liability)     Gains (Losses)
                                         -----------        ------------     -------------      -------------     ------------
                                                                              (In Millions)

Balance, January 1, 2009.............    $         -        $          -     $           -      $          -      $          -
Cumulative impact of implementing
  new guidance on April 1, 2009......              -                   -                 -                 -                 -
Net investment gains (losses)
  arising during the year............              -                   -                 -                 -                 -
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..              -                   -                 -                 -                 -
    Excluded from
       Net earnings (loss) (1).......              -                   -                 -                 -                 -
Impact of net unrealized investment
  gains (losses) on:
    DAC and VOBA.....................              -                   -                 -                 -                 -
    Deferred income taxes............              -                   -                 -                 -                 -
    Policyholders liabilities........              -                   -                 -                 -                 -
                                         -----------        ------------     -------------      ------------      ------------
Balance, December 31, 2009...........    $         -        $          -     $           -      $          -      $          -
                                         ===========        ============     =============      ============      ============

      (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
          (loss) for securities with no prior OTTI loss.

                   All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                  AOCI
                                            Net                                               Deferred         Gain (Loss)
                                         Unrealized                                            Income        Related to Net
                                           Gains                                                Tax            Unrealized
                                        (Losses) on        DAC and       Policyholders         Asset           Investment
                                        Investments          VOBA         Liabilities       (Liability)      Gains (Losses)
                                        ----------       ------------    -------------      ------------      ----------
                                                                           (In Millions)

Balance, January 1, 2009.............   $     (244)      $         61    $           -      $         64      $     (119)
Cumulative impact of implementing
  new guidance on April 1, 2009......          (14)                 4                -                 4              (6)
Net investment gains (losses)
  arising during the year............          220                  -                -                 -             220
Reclassification adjustment for
  OTTI losses:
    Included in Net earnings (loss)..           14                  -                -                 -              14
    Excluded from
      Net earnings (loss) (1)........            -                  -                -                 -               -
Impact of net unrealized investment
  gains (losses) on:
     DAC and VOBA....................            -                (58)               -                 -             (58)
     Deferred income taxes...........            -                  -                -               (62)            (62)
     Policyholders liabilities.......            -                  -                -                 -               -
                                        ----------       ------------    -------------      ------------      ----------
Balance, December 31, 2009...........   $      (24)      $          7    $           -      $          6      $      (11)
                                        ==========       ============    =============      ============      ==========

      (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

    The following tables disclose the fair values and gross unrealized losses of the 108 issues at December 31, 2010 and the 145 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                                     DECEMBER 31, 2010
                                   ------------------------------------------------------------------------------------
                                      LESS THAN 12 MONTHS          12 MONTHS OR LONGER                 TOTAL
                                   -------------------------    -------------------------     -------------------------
                                                    GROSS                        GROSS                         GROSS
                                                  UNREALIZED                   UNREALIZED                    UNREALIZED
                                    FAIR VALUE      LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                                   -----------    ----------    ----------     ----------     ----------     ----------
                                                                        (IN MILLIONS)

    Fixed Maturities:
      Corporate..................  $        87    $       (3)   $       30     $       (2)    $      117     $       (5)
      U.S. Treasury, government
         and agency..............            2             -             -              -              2              -
      States and political
         subdivisions............           19            (1)            -              -             19             (1)
      Foreign governments........            2             -             -              -              2              -
      Commercial mortgage-
         backed..................            1            (1)           32            (31)            33            (32)
      Residential mortgage-
         backed..................            -             -             -              -              -              -
      Asset-backed...............            -             -             1              -              1              -
      Redeemable preferred
         stock...................            -             -            70             (4)            70             (4)
                                   -----------    ----------    ----------     ----------     ----------     ----------
         Total...................  $       111    $       (5)   $      133     $      (37)    $      244     $      (42)
                                   ===========    ==========    ==========     ==========     ==========     ==========



                                                                 December 31, 2009
                               ------------------------------------------------------------------------------------
                                 Less Than 12 Months (1)       12 Months or Longer (1)              Total
                               -------------------------     -------------------------     ------------------------

                                                 Gross                        Gross                       Gross
                                               Unrealized                   Unrealized                   Unrealized
                                 Fair Value      Losses       Fair Value      Losses       Fair Value      Losses
                               -------------    --------     ----------     ----------     ----------    ----------
                                                                   (In Millions)

Fixed Maturities:
  Corporate..................  $       160    $       (4)    $      176     $      (15)    $      336    $     (19)
  U.S. Treasury, government
     and agency..............           39            (2)             -              -             39            (2)
  States and political
     subdivisions............           15            (1)             2              -             17            (1)
  Foreign governments........            2             -              -              -              2             -
  Commercial mortgage-
     backed..................            3            (2)            61            (55)            64           (57)
  Residential mortgage-
     backed..................            -             -              -              -              -             -
  Asset-backed...............            5             -              -              -              5             -
  Redeemable preferred
     stock...................            -             -             98            (20)            98           (20)
                               -----------    ----------     ----------     ----------     ----------    ----------
     Total...................  $       224    $       (9)    $      337     $      (90)    $      561    $      (99)
                               ===========    ==========     ==========     ==========     ==========    ==========

      (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

    MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposure to a single issuer of corporate securities held at December 31, 2010 and 2009 were $27 million and $40 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $175 million and $179 million, or 9.6% and 8.6%, of the $1,826 million and $1,986 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $30 million and $56 million at December 31, 2010 and 2009, respectively.

    MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, MLOA owned $5 million and $5 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

    At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

    For 2010, 2009 and 2008, respectively, net investment income is shown net of investment expenses of $4 million, $4 million and $6 million.

    Valuation Allowances for Mortgage Loans:
    ----------------------------------------

    Allowances for credit losses for mortgage loans in 2010 are as follows:


                                                                             MORTGAGE LOANS
                                                          --------------------------------------------------
                                                           COMMERCIAL       AGRICULTURAL            TOTAL
                                                          ------------      ------------        ------------
                                                                              (IN MILLIONS)

ALLOWANCE FOR CREDIT LOSSES:
Beginning balance, January 1...........................   $          2      $          -        $          2
      Charge-offs......................................              -                 -                   -
      Recoveries.......................................              -                 -                   -
      Provision........................................              -                 -                   -
                                                          ------------      ------------        ------------
Ending Balance, December 31............................   $          2      $          -                   2
                                                          ============      ============        ============

Ending Balance, December 31:
      Individually Evaluated for Impairment............   $          2      $          -        $          2
                                                          ============      ============        ============

      Collectively Evaluated for Impairment............   $          -      $          -        $          -
                                                          ============      ============        ============

      Loans Acquired with Deteriorated Credit Quality..   $          -      $          -        $          -
                                                          ============      ============        ============

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans.


        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                                   COMMERCIAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN       MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       5   $       -   $       -  $       -   $       2  $       -   $       7
        50% - 70%.....................             -           -          30          7           4          -          41
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Commercial
        Mortgage Loans................     $      15   $       -   $      30  $      35   $       6  $       -   $      86
                                           =========   =========   =========  =========   =========  =========   =========


                                                                  AGRICULTURAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       2   $       -   $       6  $       7   $       1  $      25   $      41
        50% - 70%.....................             1           -           1          5           4          5          16
        70% - 90%.....................             -           -           -          -           -          -           -
        90% plus......................             -           -           -          -           -          -           -
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Agricultural
        Mortgage Loans................     $       3   $       -   $       7  $      12   $       5  $      30   $      57
                                           =========   =========   =========  =========   =========  =========   =========


                                                                      TOTAL MORTGAGE LOANS (1)

                                                                                                       LESS        TOTAL
     LOAN-TO-VALUE RATIO (2)               GREATER      1.8X TO     1.5X TO    1.2X TO     1.0X TO     THAN      MORTGAGE
                                           THAN 2.0X     2.0X        1.8X       1.5X        1.2X       1.0X        LOANS
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
                                                                            (IN MILLIONS)
        0% - 50%......................     $       7   $       -   $       6  $       7   $       3  $      25   $      48
        50% - 70%.....................             1           -          31         12           8          5          57
        70% - 90%.....................             -           -           -         28           -          -          28
        90% plus......................            10           -           -          -           -          -          10
                                           ---------   ---------   ---------  ---------   ---------  ---------   ---------
     Total Mortgage Loans.............     $      18   $       -   $      37  $      47   $      11  $      30   $     143
                                           =========   =========   =========  =========   =========  =========   =========


   (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

   (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the age analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                   RECORDED
                                                              GREATER                                             INVESTMENT
                                                               THAN                                  TOTAL         > 90 DAYS
                                    30-59        60-89          90                                 FINANCING          AND
                                    DAYS         DAYS          DAYS      TOTAL      CURRENT       RECEIVABLES      ACCRUING
                                  --------      -------      --------   --------    --------      -----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $      -      $     -      $      -   $      -    $     86      $        86      $      -
    Agricultural...........              -            -             -          -          57               57             -
                                  --------      -------      --------   --------    --------      -----------      --------

TOTAL .....................       $      -      $     -      $      -   $      -    $    143      $       143      $      -
                                  ========      =======      ========   ========    ========      ===========      ========

    The following table provides information relating to impaired mortgage loans at December 31, 2010.


                            IMPAIRED MORTGAGE LOANS

                                                           UNPAID                             AVERAGE            INTEREST
                                           RECORDED      PRINCIPAL           RELATED          RECORDED            INCOME
                                          INVESTMENT      BALANCE           ALLOWANCE        INVESTMENT          RECOGNIZED
                                         -----------     -----------       ----------        ----------          ----------
                                                                              (IN MILLIONS)
     With no related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $         -     $         -       $        -        $        -          $        -
       Agricultural mortgage
         loans...................                  -               -                -                 -                   -
                                         -----------     -----------       ----------        ----------          ----------

      TOTAL .....................        $         -     $         -       $        -        $        -          $        -
                                         ===========     ===========       ==========        ==========          ==========

     With related
       allowance recorded:
       Commercial mortgage
         loans - other...........        $        10      $        8       $      (2)       $        10         $         1
       Agricultural mortgage
         loans...................                  -               -               -                  -                   -
                                         -----------      ----------       ---------        -----------         -----------

       TOTAL ....................        $        10      $        8       $      (2)       $        10         $         1
                                         ===========      ==========       =========        ============        ===========


    During 2009 and 2008, respectively, MLOA's average recorded investment in impaired mortgage loans was $6 million and $0 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $0 million for 2009 and 2008, respectively.

    Impaired mortgage loans along with the related investment valuation allowances at December 31, 2009 follow:

                                                                                December 31,
                                                                                   2009
                                                                                -----------
                                                                               (In Millions)

       Impaired mortgage loans with investment valuation allowances........     $        10
       Impaired mortgage loans without investment valuation allowances.....               -
                                                                                -----------
       Recorded investment in impaired mortgage loans......................              10
       Investment valuation allowances.....................................              (2)
                                                                                -----------
       Net Impaired Mortgage Loans.........................................     $         8
                                                                                ===========

    Equity Investments
    ------------------

    MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2010 and 2009 were $2 million and $3 million, respectively.

    The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                                2010           2009
                                                                                            -----------     -----------
                                                                                                   (IN MILLIONS)

      Balance at January 1................................................................  $        79     $        82
      Purchase of Units...................................................................            -               -
      Equity in net earnings (loss).......................................................            4               5
      Impact of issuance of AllianceBernstein Units.......................................           (2)             (4)
      Dividends received..................................................................           (5)             (4)
                                                                                            -----------     -----------
      Balance at December 31..............................................................  $        76     $        79
                                                                                            ===========     ===========



4) VALUE OF BUSINESS ACQUIRED

    The following presents MLOA's VOBA asset at December 31, 2010 and 2009:

                                                                                             LESS:
                                                                          GROSS           ACCUMULATED
                                                                         CARRYING        AMORTIZATION
                                                                          AMOUNT         AND OTHER (1)          NET
                                                                      --------------    --------------     --------------
                                                                                         (IN MILLIONS)
    VOBA
    ----
         DECEMBER 31, 2010........................................... $          416    $         (309)    $          107
                                                                      ==============    ==============     ==============

         December 31, 2009........................................... $          416    $         (269)    $          147
                                                                      ==============    ==============     ==============

    (1) Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 MODCO recapture.

    For 2010, 2009 and 2008, total amortization expense related to VOBA was $27 million, $17 million and $58 million, respectively. VOBA amortization is estimated to range between $12 million and $8 million annually through 2015.

5) FAIR VALUE DISCLOSURES

    Assets measured at fair value on a recurring basis are summarized below:


                                        FAIR VALUE MEASUREMENTS
                                           DECEMBER 31, 2010

                                                       LEVEL 1            LEVEL 2            LEVEL 3             TOTAL
                                                    -------------      -------------      --------------     -------------
                                                                                 (IN MILLIONS)
      ASSETS
      Investments:
         Fixed maturities available-for-sale:
            Corporate...........................    $           -      $       1,610      $           19     $       1,629
            U.S. Treasury, government
              and agency........................                -                 88                   -                88
            States and political subdivisions...                -                 20                   -                20
            Foreign governments.................                -                  4                   -                 4
            Commercial mortgage-backed..........                -                  -                  36                36
            Residential mortgage-backed (1).....                -                 35                   -                35
            Asset-backed (2)....................                -                  6                   5                11
            Redeemable preferred stock..........               19                 58                   -                77
                                                    -------------      -------------      --------------     -------------
              Subtotal..........................               19              1,821                  60             1,900
                                                    -------------      -------------      --------------     -------------
         Other equity investments...............                1                  -                   -                 1
      Cash equivalents..........................               87                  -                   -                87
      GMIB reinsurance contracts................                -                  -                   2                 2
      Separate Accounts' assets.................            1,825                 15                   -             1,840
                                                    -------------      -------------      --------------     -------------
            Total Assets........................    $       1,932      $       1,836      $           62     $       3,830
                                                    =============      =============      ==============     =============

     (1) Includes publicly traded agency pass-through securities and collateralized obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                                        Fair Value Measurements
                                           December 31, 2009

                                                        Level 1           Level 2            Level 3           Total
                                                    -------------     -------------      --------------    -------------
                                                                                (In Millions)
      Assets
      Investments:
         Fixed maturities available-for-sale...
            Corporate..........................     $           -     $       1,619      $           24    $       1,643
            U.S. Treasury, government
              and agency.......................                 -                71                   -               71
            States and political subdivisions..                 -                18                   -               18
            Foreign governments................                 -                 4                   -                4
            Commercial mortgage-backed.........                 -                 -                  63               63
            Residential mortgage-backed (1)....                 -                50                   -               50
            Asset-backed (2)...................                 -                 5                   5               10
            Redeemable preferred stock.........                17                80                   6              103
                                                    -------------     -------------      --------------    -------------
              Subtotal.........................                17             1,847                  98            1,962
                                                    -------------     -------------      --------------    -------------
         Other equity investments..............                 1                 -                   -                1
      Cash equivalents.........................                52                 -                   -               52
      GMIB reinsurance contracts...............                 -                 -                   1                1
      Separate Accounts' assets................             1,817                15                   -            1,832
                                                    -------------     -------------       -------------    -------------
            Total Assets.......................     $       1,887     $       1,862      $           99    $       3,848
                                                    =============     =============      ==============    =============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2010, AFS fixed maturities with fair values of $9 million and $1 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $2 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2% of total equity at December 31, 2010.

    The table below presents a reconciliation for all Level 3 assets at December 31, 2010 and 2009, respectively.

                                          LEVEL 3 INSTRUMENTS
                                        FAIR VALUE MEASUREMENTS

                                                      US        STATE AND
                                                   TREASURY,    POLITICAL              COMMERCIAL     RESIDENTIAL
                                                   GOVT AND       SUB-       FOREIGN    MORTGAGE-       MORTGAGE-     ASSET-
                                      CORPORATE     AGENCY      DIVISIONS     GOVTS      BACKED          BACKED       BACKED
                                      --------     --------     --------     --------  -----------      --------      -------
                                                                            (IN MILLIONS)
Balance, January 1, 2010...........   $     24     $      -     $      -     $      -  $        63      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)...          -            -            -            -            -             -            -
    Investment gains
      (losses), net................          -            -            -            -          (53)            -            -
    Increase (decrease) in the
      fair value of the
      reinsurance contracts........          -            -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
        Subtotal...................          -            -            -            -          (53)            -            -
                                      --------     --------     --------     --------  -----------      --------      -------
  Other comprehensive
    income (loss)..................          -            -            -            -           26             -            -
Purchases/issuances................          4            -            -            -            -             -            -
Sales/settlements..................         (2)           -            -            -            -             -            -
Transfers into/out
      of Level 3 (2)...............         (7)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2010.............   $     19     $      -     $      -     $      -  $        36      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           REDEEM-
                                            ABLE           OTHER            OTHER           GMIB           SEPARATE
                                          PREFERRED        EQUITY          INVESTED      REINSURANCE       ACCOUNTS
                                            STOCK       INVESTMENTS(1)      ASSETS        CONTRACTS         ASSETS
                                        ------------    --------------    -----------   -------------    -------------
                                                                       (IN MILLIONS)

Balance, January 1, 2010...........     $          6    $            -    $         -   $           1    $           -
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                 -              -               -                -
     Investment gains
        (losses), net..............                2                 -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
          Subtotal.................                2                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
  Other comprehensive
     income (loss).................                -                 -              -               -                -
Purchases/issuances................                -                 -              -               1                -
Sales/settlements..................               (8)                -              -               -                -
Transfers into/out of Level 3 (2)                  -                 -              -               -                -
                                        ------------    --------------    -----------   -------------    -------------
Balance, Dec. 31, 2010.............     $          -    $            -    $         -   $           2    $           -
                                        ============    ==============    ===========   =============    =============

       (1) Includes Trading securities' Level 3 amount.
       (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                                       US        State and
                                                    Treasury,    Political             Commercial      Residential
                                                    Govt and       Sub-      Foreign    Mortgage-       Mortgage-      Asset-
                                      Corporate      Agency      divisions    Govts      backed          backed        backed
                                      --------     --------     --------     --------  -----------      --------      -------
Full Year 2009:                                                             (In Millions)
Balance, January 1, 2009..........    $     51     $      -     $      -     $      -  $        86      $      -      $     5
Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
    Net investment income (loss)..           -            -            -            -            -             -            -
    Investment gains
      (losses), net...............           -            -            -            -          (14)            -           (5)
    Increase (decrease) in the
      fair value of the
      reinsurance contracts.......           -            -            -            -            -             -            -
                                      --------     --------     --------    ---------   ----------      --------      -------
        Subtotal..................           -            -            -            -          (14)            -           (5)
                                      --------     --------     --------    ---------   ----------      --------      -------
  Other comprehensive
    income (loss).................           2            -            -            -           (9)            -            -
Purchases/issuances...............           -            -            -            -            -             -            -
Sales/settlements.................          (8)           -            -            -            -             -            5
Transfers into/out
    of Level 3 (2)................         (21)           -            -            -            -             -            -
                                      --------     --------     --------     --------  -----------      --------      -------
Balance, Dec. 31, 2009............    $     24     $      -     $      -     $      -  $        63      $      -      $     5
                                      ========     ========     ========     ========  ===========      ========      =======


      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.


                                           Redeem-
                                            able              Other            Other           GMIB            Separate
                                          Preferred           Equity          Invested      Reinsurance        Accounts
                                            Stock          Investments(1)      Assets        Contracts          Assets
                                         -----------        ------------    -----------     -----------      -----------
                                                                           (In Millions)

Balance, January 1, 2009...........      $         -        $          -    $         -     $         8      $         -
 Total gains (losses), realized and
  unrealized, included in:
  Earnings (Loss) as:
     Net investment income (loss)..                -                   -              -               -                -
     Investment gains
        (losses), net..............              (25)                  -              -               -                -
     Increase (decrease) in the
        fair value of the
        reinsurance contracts......                -                   -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
          Subtotal.................              (25)                  -              -              (8)               -
                                         -----------        ------------    -----------    ------------      -----------
  Other comprehensive
     income (loss).................               19                   -              -               -                -
Purchases/issuances................                -
Sales/settlements..................                -                   -              -               1                -
Transfers into/out
     of Level 3 (2)................               12                   -              -               -                -
                                         -----------        ------------    -----------     -----------      -----------
Balance, Dec. 31, 2009.............      $         6        $          -    $         -     $         1      $         -
                                         ===========        ============    ===========     ===========      ===========

      (1) Includes Trading securities' Level 3 amount.
      (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                                             EARNINGS (LOSS)
                                                           ------------------------------------------------
                                                                                                 INCREASE
                                                               NET           INVESTMENT       (DECREASE) IN
                                                            INVESTMENT          GAINS         FAIR VALUE OF
                                                              INCOME          (LOSSES),        REINSURANCE
                                                              (LOSS)             NET            CONTRACTS            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (IN MILLIONS)
      LEVEL 3 INSTRUMENTS
      FULL YEAR 2010
      STILL HELD AT DECEMBER 31, 2010:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       -
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              26
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               -
             Redeemable preferred stock................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              26
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                  1               -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $           1       $      26
                                                           ===========      ============      =============       =========


                                                                            Earnings (Loss)
                                                           ------------------------------------------------
                                                                                                 Increase
                                                               Net           Investment       (Decrease) in
                                                            Investment          Gains          Fair Value of
                                                              Income          (Losses),         Reinsurance
                                                              (Loss)             Net             Contracts            OCI
                                                           -----------      ------------      -------------       ---------
                                                                                    (In Millions)

      Level 3 Instruments
      Full Year 2009
      Still Held at December 31, 2009:
         Change in unrealized gains (losses)
           Fixed maturities, available-for-sale:
             Corporate.................................    $         -      $          -      $           -       $       1
             U.S. Treasury, government and agency......              -                 -                  -               -
             State and political subdivisions..........              -                 -                  -               -
             Foreign governments.......................              -                 -                  -               -
             Commercial mortgage-backed................              -                 -                  -              (9)
             Residential mortgage-backed...............              -                 -                  -               -
             Asset-backed..............................              -                 -                  -               1
             Redeemable preferred stock................              -                 -                  -              19
                                                           -----------      ------------      -------------       ---------
                  Subtotal.............................              -                 -                  -              12
                                                           -----------      ------------      -------------       ---------
           Equity securities, available-for-sale.......              -                 -                  -               -
           Other equity investments....................              -                 -                  -               -
           Cash equivalents............................              -                 -                  -               -
           GMIB reinsurance contracts..................              -                 -                 (7)              -
           Separate Accounts' assets...................              -                 -                  -               -
                                                           -----------      ------------      -------------       ---------
               Total...................................    $         -      $          -      $          (7)      $      12
                                                           ===========      ============      =============       =========


    The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3 and 5 are presented in the table below.


                                                                                      DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                         2010                              2009
                                                             ---------------------------       ----------------------------
                                                               CARRYING                         Carrying
                                                                VALUE         FAIR VALUE          Value          Fair Value
                                                             ----------       ----------       -----------      -----------
                                                                                      (IN MILLIONS)

      Mortgage loans on real estate........................  $      141       $      146       $       149      $       152
      Policyholders liabilities: investment contracts......         268              273               320              317
      Note payable to affiliate............................           -                -                20               20

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts - GMDB and GMIB
   ------------------------------------------

    MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                                     GMDB               GMIB              TOTAL
                                                                  -----------        ----------        -----------
                                                                                     (IN MILLIONS)
      Balance at January 1, 2008..............................    $         1        $        1        $         2
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              7                 2                  9
                                                                  -----------        ----------        -----------
      Balance at December 31, 2008............................              6                 3                  9
         Paid guarantee benefits..............................             (3)                -                 (3)
         Other changes in reserve.............................              2                 -                  2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2009............................              5                 3                  8
         Paid guarantee benefits..............................             (2)                -                 (2)
         Other changes in reserve.............................              3                (1)                 2
                                                                  -----------        ----------        -----------
      Balance at December 31, 2010............................    $         6        $        2        $         8
                                                                  ===========        ==========        ===========

      Related GMDB reinsurance ceded amounts were:


                                                             GMDB
                                                          ----------
                                                         (IN MILLIONS)

      Balance at January 1, 2008........................  $        1
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           2
                                                          ----------
      Balance at December 31, 2008......................           3
        Paid guarantee benefits.........................           -
        Other changes in reserve........................           -
                                                          ----------
      Balance at December 31, 2009......................           3
        Paid guarantee benefits.........................          (1)
        Other changes in reserve........................           1
                                                          ----------
      Balance at December 31, 2010......................  $        3
                                                          ==========

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                       RETURN
                                                         OF
                                                       PREMIUM        RATCHET       ROLL-UP         COMBO          TOTAL
                                                    -----------     -----------   -----------    -----------    -----------
                                                                               (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account........................  $     129       $     183           N/A      $      27      $     339
           Separate Accounts......................  $     417       $     542           N/A      $      94      $   1,053
        Net amount at risk, gross.................  $       6       $      69           N/A      $      18      $      93
        Net amount at risk, net of
           amounts reinsured......................  $       6       $      59           N/A      $       1      $      66
        Average attained age of contractholders...         64.5            64.8         N/A             64.4           64.6
        Percentage of contractholders
           over age 70............................         22.6%           22.3%        N/A             19.0%          22.3%
        Contractually specified interest rates....        N/A             N/A           N/A              5.0%           5.0%

      GMIB:
      -----
        Account values invested in:
            General Account.......................        N/A             N/A     $      27            N/A      $      27
            Separate Accounts.....................        N/A             N/A     $      94            N/A      $      94
        Net amount at risk, gross.................        N/A             N/A     $       2            N/A      $       2
        Net amount at risk, net of
          amounts reinsured.......................        N/A             N/A     $       0            N/A      $       0
        Weighted average years  remaining
          until annuitization ....................        N/A             N/A             2.2          N/A              2.2
        Contractually specified interest rates....        N/A             N/A             5.0%         N/A              5.0%


     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

    The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:


              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                               ----------------------------
                                                                                  2010              2009
                                                                               ----------        ----------
                                                                                        (IN MILLIONS)
      GMDB:
      -----
         Equity..............................................................  $      878        $      917
         Fixed income........................................................         111               134
         Balanced............................................................          18                21
         Other...............................................................          46                60
                                                                               ----------        ----------
         Total...............................................................  $    1,053        $    1,132
                                                                               ==========        ==========

      GMIB:
      ----
         Equity..............................................................  $       73        $       73
         Fixed income........................................................          15                17
         Other...............................................................           6                 7
                                                                               ----------        ----------
         Total...............................................................  $       94        $       97
                                                                               ==========        ==========

    C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
       ------------------------------------------------------------------
       Guarantee
       ---------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2010 and 2009, MLOA had liabilities of $1 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7) REINSURANCE

    MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

    At December 31, 2010 and 2009, respectively, reinsurance recoverables related to insurance contracts amounted to $139 million and $136 million, of which $59 million in 2010 and $58 million in 2009 related to one specific reinsurer, which has an AA- rating with the remainder of the reinsurers rated A- and above. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

    The following table summarizes the effect of reinsurance:

                                                                            2010               2009            2008
                                                                        ------------      -------------    -------------
                                                                                           (IN MILLIONS)
      Direct premiums.................................................. $         66      $          70    $          75
      Assumed..........................................................            2                  1                4
      Reinsurance ceded................................................          (29)               (31)             (34)
                                                                        ------------      -------------    -------------
      Premiums......................................................... $         39      $          40    $          45
                                                                        ============      =============    =============

      Variable Life and Investment-type
         Product Policy Fee Income Ceded............................... $         31      $          30    $          32
                                                                        ============      =============    =============
      Policyholders' Benefits Ceded.................................... $         43      $          29    $          86
                                                                        ============      =============    =============

8)  RELATED PARTY TRANSACTIONS

    Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $47 million, $46 million and $57 million for 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, respectively, MLOA reported an $8 million and $8 million payable to AXA Equitable in connection with its service agreement.

    Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks to AXA Equitable and MLOA on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $2 million, $1 million and $3 million, respectively. Claims and expenses paid in the same respective periods of 2010, 2009 and 2008 were $2 million, $1 million and $2 million, respectively.

    MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2010, 2009 and 2008 to AXA Equitable totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses in 2010, 2009 and 2008 were $1 million, $0 million and $12 million, respectively.

    As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Financial (Bermuda) Ltd .. MLOA reported $0 million, $0 million and $0 million of ceded premiums for 2010, 2009 and 2008, respectively.

    In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2010, 2009 and 2008, respectively.

    On March 5, 1999, MLOA borrowed $51 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bore interest at 6.8% per annum and was due to mature on March 5, 2014. Principal and interest were payable quarterly to MBMC. The carrying value of the note was $20 million at December 31, 2009. This note was paid in full on December 6, 2010.

9) SHARE-BASED COMPENSATION

    For 2010, 2009 and 2008, respectively, MLOA recognized compensation costs of $3 million, $1 million and $1 million, for share-based payment arrangements and $431 thousand, $410 thousand and $701 thousand related to employee stock options.

    At December 31, 2010, approximately $239 thousand of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 1.6 years. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700 thousand, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010 and 2009, respectively, MLOA recognized compensation expense of approximately $113 thousand and $119 thousand in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

10) NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

    The following table breaks out Net investment income (loss) by asset category:


                                                                          2010            2009             2008
                                                                    ---------------   -------------   --------------
                                                                                       (IN MILLIONS)
  Fixed maturities................................................  $           106   $         107   $          111
  Mortgage loans on real estate...................................               10              12               13
  Policy loans....................................................                8               8                8
  Derivative instruments..........................................                -               -               (1)
  Other equity investments........................................               (1)             (1)              (1)
  Other investment income.........................................                -               -                2
                                                                    ---------------   -------------   --------------

  Gross investment income (loss)..................................              123             126              132
  Investment expenses.............................................               (4)             (4)              (6)
                                                                    ---------------   -------------   --------------

  Net Investment Income (Loss)....................................  $           119   $         122   $          126
                                                                    ===============   =============   ==============

    Investment gains (losses), net including changes in the valuation allowances are as follows:

                                                                        2010              2009            2008
                                                                   -------------      -----------     ------------
                                                                                       (IN MILLIONS)
    Fixed maturities.............................................. $         (47)     $       (50)    $        (38)
    Impact of issuance of AllianceBernstein Units.................            (2)              (4)               -
    Mortgage loans on real estate.................................             1               (2)               -
                                                                   -------------      -----------     ------------
    Investment Gains (Losses), Net................................ $         (48)     $       (56)    $        (38)
                                                                   =============      ===========     ============

    There were no writedowns of mortgage loans on real estate and equity real estate for 2010, 2009 and 2008.

    For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $88 million, $83 million and $35 million. Gross gains of $4 million, $20 million and $0 million and gross losses of $2 million, $18 million and $1 million, respectively, were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $98 million, $220 million and $(189) million, respectively.

    The net unrealized investment gains (losses) included in the balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                       2010              2009            2008
                                                                   ------------      ------------    -------------
                                                                                      (IN MILLIONS)

  Balance, beginning of year...................................... $        (11)     $       (119)   $         (27)
  Changes in unrealized investment gains (losses).................           98               220             (189)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................          (13)              (54)              47
     Deferred income taxes........................................          (29)              (58)              50
                                                                   ------------      ------------    -------------
  Balance, End of Year............................................ $         45      $        (11)   $        (119)
                                                                   ============      ============    =============

  Balance, end of period comprises:
  Unrealized investment gains (losses) on
     fixed maturities............................................. $         74      $        (24)   $        (244)
  Impact of unrealized investment gains (losses) attributable to:
     DAC and VOBA.................................................           (6)                7               61
     Deferred income taxes........................................          (23)                6               64
                                                                   ------------      ------------    -------------
  Total........................................................... $         45      $        (11)   $        (119)
                                                                   ============      ============    =============


    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11) INCOME TAXES

    A summary of the income tax (expense) benefits in the statements of earnings
    (loss) follows:

                                                             2010             2009           2008
                                                         ------------     -----------     -----------
                                                                           (IN MILLIONS)

  Income tax (expense) benefit:
    Current (expense) benefit........................... $        (24)    $        (1)    $        18
    Deferred (expense) benefit..........................           38               4             (24)
                                                         ------------     -----------     -----------
  Total................................................. $         14     $         3     $        (6)
                                                         ============     ===========     ===========

    The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:


                                                         2010            2009            2008
                                                      -----------     ----------      -----------
                                                                      (IN MILLIONS)

   Tax at statutory rate............................  $        13     $       (1)     $        21
   Dividends received deduction.....................            1              4                1
   Low income housing credit........................            1              1                -
   Intercompany and IRS tax settlements.............            -              -              (29)
   Other............................................           (1)            (1)               1
                                                      -----------     ----------      -----------
   Income Tax (Expense) Benefit.....................  $        14     $        3      $        (6)
                                                      ===========     ==========      ===========

    The components of the net deferred income taxes are as follows:


                                                     DECEMBER 31, 2010                December 31, 2009
                                               ---------------------------       --------------------------
                                                 ASSETS        LIABILITIES        Assets         Liabilities
                                               ----------       ----------       ---------        ---------
                                                                       (IN MILLIONS)

       Reserves and reinsurance..............  $        -       $       30       $       -        $      28
       DAC...................................           -               31               -               23
       VOBA..................................           -               42               -               52
       Investments...........................          32                -              26                -
       Goodwill and other intangible assets..           -                9               -               10
       Net operating loss carryforward.......          19                -              19                -
       Valuation allowance...................         (19)               -             (19)               -
       Other.................................           5                -               3                -
                                               ----------       ----------       ---------        ---------
       Total.................................  $       37       $      112       $      29        $     113
                                               ==========       ==========       =========        =========

    At December 31, 2010, MLOA had Federal tax loss carryforwards of $54 million, against which a valuation allowance has been established. Management has determined that it is more likely than not that the tax benefit related to these differences will not be realized.

    MLOA provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $5 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

    At December 31, 2010 and 2009, respectively, the total amount of unrecognized tax benefits were $18 million and $17 million, all of which would affect the effective tax rate.

    MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $2 million and $2 million, respectively. Tax (expense) benefit for 2010 reflected an expense of $0 million in interest expense related to unrecognized tax benefits.

    A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                      2010             2009               2008
                                                                  -------------    -------------      -------------
                                                                                      (IN MILLIONS)

      Balance, beginning of year..............................    $          15    $          14      $          10
      Additions for tax positions of prior years..............                1                1                 10
      Reductions for tax positions of prior years.............                -                -                 (4)
      Additions for tax positions of current years............                -                -                  2
      Settlements with tax authorities........................                -                -                 (4)
                                                                  -------------    -------------      -------------
      Balance, End of Year....................................    $          16    $          15      $          14
                                                                  =============    =============      =============

    The IRS completed its examination of tax years 2002 through July 8, 2004, the date of MLOA's acquisition by AXA Financial, and issued a Revenue Agent's Report during third quarter 2008 that covered tax years 2002 through July 8, 2004 as well as amended returns for tax years 1998 through 2001. MLOA agreed to all of the proposed adjustments. IRS examinations for periods from July 8, 2004, the date of MLOA's acquisition by AXA Financial, through 2007 commenced in 2010. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

12) ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    AOCI for MLOA represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:


                                                                                            DECEMBER 31,
                                                                          ----------------------------------------------
                                                                             2010             2009              2008
                                                                          -----------     ------------      ------------
                                                                                          (IN MILLIONS)

       Unrealized gains (losses) on investments.........................  $        45     $         (5)     $       (119)
       Impact of implementing new accounting guidance, net of taxes.....            -               (6)                -
                                                                          -----------     ------------      ------------
       Total Accumulated Other Comprehensive Income (Loss)..............  $        45     $        (11)     $       (119)
                                                                          ===========     ============      ============

    The components of OCI for the past three years follow:



                                                                                             DECEMBER 31,
                                                                          -----------------------------------------------
                                                                             2010               2009             2008
                                                                          -----------      ------------       -----------
                                                                                            (IN MILLIONS)

       Net unrealized gains (losses) on investments:
           Net unrealized gains (losses) arising during the year........  $        51      $        176       $      (228)
           (Gains) losses reclassified into net
             earnings (loss) during the year............................           47                50                39
                                                                          -----------      ------------       -----------
       Net unrealized gains (losses) on investments.....................           98               226              (189)
       Adjustments for DAC and VOBA and
           deferred income tax (expense) benefit........................          (42)             (112)               97
                                                                          -----------      ------------       -----------

       Other Comprehensive Income (Loss)................................  $        56      $        114       $       (92)
                                                                          ===========      ============       ===========


13) LITIGATION

    MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

14) STATUTORY FINANCIAL INFORMATION

    MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2010, 2009 and 2008, MLOA's statutory net income (loss) was $(19) million, $11 million and $(68) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $232 million and $283 million at December 31, 2010 and 2009, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2010, 2009 and 2008.

    At December 31, 2010, MLOA, in accordance with various government and state regulations, had $5 million of securities deposited with such government or state agencies.

    At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010. Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

15) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
    The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                            THREE MONTHS ENDED
                                                       ---------------------------------------------------------
                                                        MARCH 31,      JUNE 30,     SEPTEMBER 30,    DECEMBER 31,
                                                       ---------      ----------     ----------      -----------
                                                                              (IN MILLIONS)

       2010
       ----
       Total Revenues................................  $      72      $       74     $       42      $        49
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      (5)     $        6     $      (13)     $       (11)
                                                       =========      ==========     ==========      ===========

       2009
       ----
       Total Revenues................................  $      76      $       55     $       45      $        63
                                                       =========      ==========     ==========      ===========

       Earnings (Loss) from Continuing
            Operations, Net of Income Taxes..........  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========

       Net Earnings (Loss)...........................  $      16      $       (6)    $      (12)     $         7
                                                       =========      ==========     ==========      ===========


MONY Life Insurance Company of America

INCENTIVE LIFE LEGACY(R)
INCENTIVE LIFE LEGACY(R) II


PROSPECTUS SUPPLEMENT DATED MAY 1, 2011


--------------------------------------------------------------------------------


This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2011, as previously supplemented (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.



LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2011, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2011), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2011, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.




                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


  Copyright 2011 MONY Life Insurance Company of America. All rights reserved.



    Incentive Life Legacy(R) and Incentive Life Legacy(R) II, are registered service marks of MONY Life Insurance Company of America.


GIO 01 (5/10)                                                             (5/10)
NB                                                                        13496

MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 1, 2011 TO PROSPECTUS DATED MAY 1, 2011 FOR INCENTIVE LIFE LEGACY(R) II


--------------------------------------------------------------------------------


This Supplement concerns a new investment option under our Incentive Life Legacy(R) II policies. The new investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").

The purpose of this Supplement is solely to add to the May 1, 2011 Incentive Life Legacy(R) II Prospectus ("Legacy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated November 22, 2010. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.


NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Legacy(R) II policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 5 on page 3 of the Legacy Prospectus (which appears in the section of that Prospectus entitled "Tables of policy charges"):


  Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option(R) available as an investment option. Please refer to the separate prospectus for the MSO ("MSO Prospectus") for information about the MSO and the related "Holding Account."



CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 1 of the Legacy Prospectus:




-------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES           WHEN CHARGE IS DEDUCTED              MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-------------------------------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)(1)

  MSO VARIABLE INDEX              On the MSO Segment Start Date        0.75% of policy account value allocated
  BENEFIT CHARGE

  MSO VARIABLE INDEX              At the beginning of each policy      Annual % of your Segment Account Value 1.65%(2)
  SEGMENT ACCOUNT CHARGE          month during the MSO Segment
                                  Term

  MSO LOAN SPREAD(3)              On each policy anniversary (or on    2% for New York policies
  FOR AMOUNTS OF POLICY LOANS     loan termination, if earlier)        5% for Puerto Rico policies(4)
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION          On surrender or other distribution   75% of Segment Account Value(5)
  ADJUSTMENT                      (including loan) from an MSO
                                  Segment prior to its Segment
                                  Maturity Date
-------------------------------------------------------------------------------------------------------------------------------



(1) Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment,""Segment Term,""Segment Start Date,""Segment Account Value" and "Early Distribution Adjustment."

(2) Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.

(3) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The "spread" is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO prospectus for more information.

(4) We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(5) The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


EVM-110 (11/10)                                                           e13497
NB/IF                                                                Cat# 145363

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 3 of the Legacy Prospectus:

  Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

  While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

  If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

  Please refer to the MSO Prospectus for detailed information about the above procedures.











                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life Legacy(R) II is issued by MONY Life Insurance Company of America and is a registered trademark of AXA Equitable Life Insurance Company.

                                     PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Resolution of the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp. incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

      (2) Proposed specimen agreement between MONY Securities Corp. and registered representatives incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

      (3) Specimen commission schedule (Career Contract Schedule) incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

      (4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

      (8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC. incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

      (9) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007

(d)  Contracts.

     (1) Form of Flexible Premium Variable Life Insurance Policy (Form 06 - 100 - Return of Premium Jurisdictions), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (2)(i) Form of Flexible Premium Variable Life Insurance Policy (Form
            06 - 100 - Return of Account Value Jurisdiction), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), previously filed with this Registration Statement on Form N-6 (File No. 333-134304) on August 26, 2009.

     (3) Form of Children's Term Rider (Form R94-218), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (4) Form of Disability Rider - Waiver of Monthly Deductions (Form R94-216), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (5) Form of Option to Purchase Additional Insurance Rider (Form R94-204), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

     (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement (Form S.05-30), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

     (8) Form of Substitution of Insured Person Rider (Form R94-212), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (9) Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (10) Form of Loan Extension Endorsement (Form S.05-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

     (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), previously filed with the initial registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

     (12) Form of Endorsement (Form S.07-20) previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

     (13) Form of Charitable Legacy Rider, previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

     (14) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

(e)  Applications.

     (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

            (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

            (b) Form of Application for Life Insurance (AMIGV-2009), is incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, File No. 333-134307, filed on August 18, 2009.

     (2) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v) to the registration statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

            (a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

            (b) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to registration statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

     (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (1) Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States, incorporated herein by reference to Exhibit No. 27(g) to Registration Statement on Form N-6 (File No. 333-103202) filed on April 4, 2002.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-134304 on August 25, 2006.

      (3) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

            (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

      (4)   (i)   Form of Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, American Century Investment Management,
                  Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration
                  Statement on Form N-4 (File No. 333-160951) filed on November
                  16, 2009.

            (ii) Amendment No 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement File No. 333-134304 on April 21, 2010.

      (5)   (i)   Form of Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Goldman Sachs Variable Insurance Trust,
                  Goldman Sachs Asset Management, L.P., and Goldman, Sachs &
                  Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                  333-160951) filed on November 16, 2009.

      (5)   (ii)  Amendment No 1, dated February 16, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement File No. 333-134304 on April 21, 2010.

      (6)   (i)   Form of Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Ivy Funds Variable Insurance Portfolios and
                  Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (6)   (ii)  Amendment No 1, dated April 1, 2010, to the Fund Participation
                  Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell
                  & Reed, Inc., (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement File No. 333-134304 on April 21, 2010.

      (7)   (i)   Form of Fund Participation Agreement among AXA Equitable Life
                  Insurance Company, Lazard Retirement Series, Inc., and Lazard
                  Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                  333-160951) filed on November 16, 2009.

      (7)   (ii)  Amendment No 1, dated February 18, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement File No. 333-134304 on April 21, 2010.

      (8) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (9) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (10) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Company, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (12) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

      (13) Participation Agreement between Van Eck Worldwide Insurance Trust and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(i)   Administrative Contracts.

      (1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (1) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, incorporated herein by reference to post-effective amendment no. 10 to the registration statement on Form N-6 333-13404) filed on April 21, 2010.

      (2)   Opinion and consent of Dodie Kent, Esq. filed herewith.

(l)   Actuarial Opinion.

      (2) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

      (3) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America was previously filed with the Registration Statement on Form N-6 (File No. 333-134304), filed on August 26, 2009.

      (4) Opinion and consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of MONY America filed herewith.

(m)   (1)   Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

      (2) Calculation was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

      (3)   Calculation, filed herewith.

(n)   Other Opinions.

     (1)(i) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, was previously filed with this Registration Statement on Form N-6 (File No. 333-134304), filed on April 22, 2009.

     (1)(ii)Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.

     (2)    Powers of Attorney, filed herewith.

(o)  Omitted Financial Statements. No financial statements are omitted from
     Item 24.

(p)  Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

NAME AND PRINCIPAL              POSITIONS AND OFFICES
BUSINESS ADDRESS                WITH MONY AMERICA
-----------------               ---------------------

DIRECTORS

Henri de Castries                       Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                          Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                           Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                     Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                        Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                          Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                         Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                        Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                        Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                           Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                          Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                      Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                           Director, Chairman of the Board and
                                        Chief Executive Officer

OTHER OFFICERS
--------------

*Andrew J. McMahon                      President

*Harvey Blitz                           Senior Vice President

*Kevin R. Byrne                         Executive Vice President, Chief
                                        Investment Officer and Treasurer

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*Salvatore Piazzolla                    Senior Executive Vice President

*Mary Fernald                           Senior Vice President and Chief
                                        Underwriting Officer

*David Kam                              Senior Vice President and Actuary

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

*Andrew Raftis                          Senior Vice President and Auditor

*Kevin E. Murray                        Executive Vice President

*Anne M. Katcher                        Senior Vice President and Senior Actuary

*Anthony F. Recine                      Senior Vice President, Chief Compliance
                                        Officer and Deputy General Counsel

*Karen Field Hazin                      Vice President, Secretary and Associate
                                        General Counsel

*Dave S. Hattem                         Senior Vice President and General
                                        Counsel

*Richard V. Silver                      Senior Executive Vice President, Chief
                                        Administrative Officer and Chief Legal
                                        Officer

*Michel Perrin                          Senior Vice President and Actuary

*Naomi J. Weinstein                     Vice President

*Charles A. Marino                      Executive Vice President and Chief
                                        Actuary

*Nicholas B. Lane                       Senior Executive Vice President and
                                        President, Retirement Savings

*David W. O'Leary                       Exeuctive Vice President

*Robert O. Wright, Jr.                  Exeuctive Vice President

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

            No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

            (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4, filed July 26, 2010.

            (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

      Item 29. Indemnification

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

      SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

      The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

      SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

      The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

      SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 30.  PRINCIPAL UNDERWRITERS

        (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

      (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
-----------------                     --------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Harvey E. Blitz                    Director and Senior Vice President

*Christine Nigro                    President and Director

*Richard S. Dziadzio                Director

*Manish Agarwal                     Director


*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President and Divisional
                                    President

*David M. Kahal                     Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

 Jeffrey Green                      Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                     Executive Vice President and Treasurer

*Patricia Roy                       Chief Compliance Officer


*Maurya Keating                     Vice President and Associate General
                                    Counsel

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA DISTRIBUTORS, LLC)
----------------                    -----------------------

*Nicholas B. Lane                   Director, Chairman of the Board, President,
                                    Chief Executive Officer and Chief Retirement
                                    Savings Officer

*Andrew J. McMahon                  Director and Chief Financial Protection &
                                    Wealth Management Officer

*Gary Hirschkron                    Executive Vice President

*Michael P. McCarthy                Director, Senior Vice President and
                                    National Sales Manager

*Michael Gregg                      Executive Vice President

*David W. O'Leary                   Executive Vice President

*Joanne Pietrini-Smith              Executive Vice President

*Anthea Perkinson                   Senior Vice President and National Accounts
                                    Director, Financial Institutions

*Nelida Garcia                      Senior Vice President

*Peter D. Golden                    Senior Vice President

*Kevin M. Kennedy                   Senior Vice President

*Diana L. Keary                     Senior Vice President

*Harvey T. Fladeland                Senior Vice President

*Andrew L. Marrone                  Senior Vice President

*Kevin Molloy                       Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Timothy P. O'Hara                  Senior Vice President

*Mark D. Scalercio                  Senior Vice President

*Michael Schumacher                 Senior Vice President

*Ronald R. Quist                    Vice President and Treasurer

*Norman J. Abrams                   Vice President and General Counsel

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

*Gregory Lashinsky                  Assistant Vice President - Financial
                                    Operations Principal

*Robert P. Walsh                    Vice President and Chief AML Officer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

      Item 31. Location of Accounts and Records

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

      Item 32. Management Services

      All management contracts are discussed in Part A or Part B.

      Item 33. Fee Representation

      MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 27th day of April, 2011.

                         MONY America Variable Account L of MONY Life Insurance Company of America
                                         (Registrant)

                         By:  MONY Life Insurance Company of America
                                         (Depositor)

                         By: /s/  Dodie Kent
                             ---------------
                             Dodie Kent
                             Vice President and Associate General Counsel

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 27th day of April, 2011.

                           MONY Life Insurance Company of America
                                         (Depositor)

                           By:  /s/ Dodie Kent
                                -------------------------
                                Dodie Kent
                                Vice President and Associate General Counsel



      As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                              Chairman of the Board and
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Chief
                                           Accounting Officer


*DIRECTORS:

Mark Pearson             Anthony J. Hamilton          Joseph H. Moglia
Henri de Castries        Mary R. (Nina) Henderson     Lorie A. Slutsky
Denis Duverne            James F. Higgins             Ezra Suleiman
Charlynn Goins           Peter Kraus                  Peter J. Tobin
Danny L. Hale            Scott D. Miller              Richard C. Vaughan

*By:   /s/Dodie Kent
       ------------------
          Dodie Kent
          Attorney-in-Fact

April 27, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                              DESCRIPTION                  TAG VALUES
-------------------  -----------------------------------------------  ----------
(k)(2)               Opinion and Consent of Dodie Kent, Esq.          EX-99.k2

(l)(4)               Opinion and Consent of Brian Lessing, FSA,       EX-99.l4
                     MAAA, Vice President and Actuary of MONY
                     America

(m)(3)               Calculation                                      EX-99.m2

(n)(1)(ii)           Consent of PricewaterhouseCoopers LLP,           EX-99.n1ii
                     independent registered public accounting firm

(n)(2)               Powers of Attorney                               EX-99.n2

                                      C-12